      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2010.

                                                              FILE NO. 333-34998

                                                                       811-08580

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 16                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 190                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

HARTFORD SELECT LEADERS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-4397 (ACCOUNT EXECUTIVES)

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series I and Series IR of Hartford Select Leaders variable annuity. These Contracts are closed to new investors. Please read it carefully.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: American Funds Insurance Series (also known as American Variable Insurance Series), Franklin Templeton Variable Insurance Products Trust, MFS(R) Variable Insurance Trust, Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust.

You may also allocate some or all of your Premium Payment to the Fixed Account, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 3, 2010



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2010

2

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TABLE OF CONTENTS


                                                                        PAGE
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DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Portfolios                                                              10
PERFORMANCE RELATED INFORMATION                                               15
FIXED ACCOUNT                                                                 16
THE CONTRACT                                                                  17
  Purchases and Contract Value                                                17
  Charges and Fees                                                            21
  The Hartford's Principal First                                              24
  Death Benefit                                                               26
  Surrenders                                                                  30
ANNUITY PAYOUTS                                                               31
OTHER PROGRAMS AVAILABLE                                                      34
OTHER INFORMATION                                                             37
  Legal Proceedings                                                           39
  More Information                                                            40
FEDERAL TAX CONSIDERATIONS                                                    40
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      47
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Account.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is:
Retirement Division, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value. This may be referred to as your Fixed Accumulation Feature herein.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Account.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                 None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            7%
  Second Year                                                                                               6%
  Third Year                                                                                                6%
  Fourth Year                                                                                               5%
  Fifth Year                                                                                                4%
  Sixth Year                                                                                                3%
  Seventh Year                                                                                              2%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
 Sub-Account Value)
  Mortality and Expense Risk Charge                                        1.35%
  Administrative Charge                                                    0.15%
  Total Separate Account Annual Expenses                                   1.50%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge                                    0.75%
  Optional Death Benefit Charge                                            0.15%
  Earnings Protection Benefit Charge                                       0.20%
  Total Separate Account Annual Expenses with all optional charges         2.60%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.54%              1.71%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                    $1,100
3 years                                                                   $1,961
5 years                                                                   $2,735
10 years                                                                  $4,775


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $442
3 years                                                                   $1,389
5 years                                                                   $2,341
10 years                                                                  $4,745


(3)  If you do not Surrender your Contract:


1 year                                                                      $472
3 years                                                                   $1,419
5 years                                                                   $2,371
10 years                                                                  $4,775


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

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You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our Automatic Additions(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.35% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

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WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Account according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

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Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE PORTFOLIOS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN SMALL-MID CAP GROWTH           Seeks long-term capital growth               Franklin Advisers, Inc.
  SECURITIES FUND -- CLASS 2 (1)
 FRANKLIN STRATEGIC INCOME SECURITIES    Seeks a high level of current income, with   Franklin Advisers, Inc.
  FUND -- CLASS 1                        capital appreciation over the long term as
                                         a secondary goal
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON DEVELOPING MARKETS            Seeks long-term capital appreciation         Templeton Asset Management Ltd.
  SECURITIES FUND -- CLASS 1
 TEMPLETON GROWTH SECURITIES FUND --     Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) CORE EQUITY SERIES -- INITIAL    Seeks capital appreciation                   MFS Investment Management
  CLASS (2) +
 MFS(R) GROWTH SERIES -- INITIAL CLASS   Seeks capital appreciation                   MFS Investment Management
  (3)
 MFS(R) INVESTORS GROWTH STOCK SERIES    Seeks capital appreciation                   MFS Investment Management
  -- INITIAL CLASS
 MFS(R) INVESTORS TRUST SERIES --        Seeks capital appreciation                   MFS Investment Management
  INITIAL CLASS
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Seeks total return                           MFS Investment Management
  CLASS
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 MORGAN STANLEY -- BALANCED PORTFOLIO    Seeks to provide capital growth with         Morgan Stanley Investment Advisors Inc.
  -- CLASS Y (4)                         reasonable current income
 MORGAN STANLEY -- CAPITAL GROWTH        Seeks long term capital growth               Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y (5)
 MORGAN STANLEY -- CAPITAL               Seeks long-term capital growth               Morgan Stanley Investment Advisors Inc.
  OPPORTUNITIES PORTFOLIO -- CLASS Y
 MORGAN STANLEY -- DIVIDEND GROWTH       Seeks to provide reasonable current income   Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y (6)               and long-term growth of income and capital

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY -- EQUALLY-WEIGHTED S&P  Seeks to achieve a high level of total       Morgan Stanley Investment Advisors Inc.
  500 PORTFOLIO -- CLASS Y (7)           return on its assets through a combination
                                         of capital appreciation and current income
 MORGAN STANLEY -- FLEXIBLE INCOME       Seeks, as a primary objective, to earn a     Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y                   high level of current income and, as a
                                         secondary objective, to maximize total
                                         return, but only to the extent consistent
                                         with its primary objective
 MORGAN STANLEY -- FOCUS GROWTH          Seeks long-term capital growth               Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y (8)
 MORGAN STANLEY -- GLOBAL                Seeks both capital appreciation and current  Morgan Stanley Investment Advisors Inc.
  INFRASTRUCTURE PORTFOLIO -- CLASS Y    income                                       Sub-advised by Morgan Stanley Investment
  (9)+                                                                                Management Limited
 MORGAN STANLEY -- MID CAP GROWTH        Seeks long-term capital growth               Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y (10)
 MORGAN STANLEY -- MONEY MARKET          Seeks high current income, preservation of   Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y*                  capital and liquidity
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF CORE PLUS FIXED       Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  INCOME PORTFOLIO -- CLASS I (11)       cycle of three to five years by investing    doing business as Van Kampen
                                         primarily in a diversified portfolio of
                                         fixed income securities
 VAN KAMPEN -- UIF EMERGING MARKETS      High total return by investing primarily in  Morgan Stanley Investment Management Inc.,
  DEBT PORTFOLIO -- CLASS I (12)         fixed income securities of government and    doing business as Van Kampen
                                         government-related issuers and, to a lesser
                                         extent, of corporate issuers in emerging
                                         market countries
 VAN KAMPEN -- UIF EMERGING MARKETS      Long-term capital appreciation by investing  Morgan Stanley Investment Management Inc.,
  EQUITY PORTFOLIO -- CLASS I (13)       primarily in growth-oriented equity          doing business as Van Kampen
                                         securities of issuers in emerging market
                                         countries
 VAN KAMPEN -- UIF EQUITY AND INCOME     Capital appreciation and current income      Morgan Stanley Investment Management Inc.,
  PORTFOLIO -- CLASS II (14)                                                          doing business as Van Kampen
 VAN KAMPEN -- UIF GLOBAL FRANCHISE      Seeks long-term capital appreciation         Morgan Stanley Investment Management Inc.,
  PORTFOLIO -- CLASS II (15)                                                          doing business as Van Kampen
                                                                                      Sub-advised by Morgan Stanley Investment
                                                                                      Management Limited
 VAN KAMPEN -- UIF HIGH YIELD PORTFOLIO  Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  -- CLASS I (16)                        cycle of three to five years by investing    doing business as Van Kampen
                                         primarily in a diversified portfolio of
                                         high yield securities
 VAN KAMPEN -- UIF SMALL COMPANY GROWTH  Long-term capital appreciation by investing  Morgan Stanley Investment Management Inc.,
  PORTFOLIO -- CLASS II (17)             primarily in growth-oriented equity          doing business as Van Kampen
                                         securities of small companies
 VAN KAMPEN -- UIF U.S. MID CAP VALUE    Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  PORTFOLIO -- CLASS I (18)              cycle of three to five years by investing    doing business as Van Kampen
                                         in common stocks and other equity
                                         securities
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT CAPITAL GROWTH           Seeks capital appreciation                   Van Kampen Asset Management
  PORTFOLIO -- CLASS II (19)

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN LIT COMSTOCK PORTFOLIO --    Seeks capital growth and income through      Van Kampen Asset Management
  CLASS II (20)                          investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks
 VAN KAMPEN LIT GROWTH AND INCOME        Seeks to provide long-term growth of         Van Kampen Asset Management
  PORTFOLIO -- CLASS II (21)             capital and income primarily through
                                         investments in common stocks
 VAN KAMPEN LIT MID CAP GROWTH           Seeks capital growth                         Van Kampen Asset Management
  PORTFOLIO -- CLASS II (22)
 FIXED ACCUMULATION FEATURE**            Preservation of capital                      General Account



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.




* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this product.



NOTES



(1)  Formerly Franklin Small Cap Fund



(2)  Formerly MFS(R) Capital Opportunities Series -- Initial Class



(3)  Formerly MFS(R) Emerging Growth Series -- Initial Class



(4) Pursuant to a Plan of Reorganization and upon shareholder approval, the Morgan Stanley -- Balanced Portfolio -- Class Y will be merged into Invesco V.I. Select Dimensions Balanced Fund -- Series I effective at the close of business on May 28, 2010. If approved, the Invesco V.I. Select Dimensions Balanced Fund -- Series I is added as an investment option to your Contract and all references to Morgan Stanley -- Balanced Portfolio -- Class Y are deleted.



(5)  Formerly Morgan Stanley -- Growth Portfolio -- Class Y



(6) Pursuant to a Plan of Reorganization and upon shareholder approval, the Morgan Stanley -- Dividend Growth Portfolio -- Class Y will be merged into Invesco V.I. Select Dimensions Dividend Growth Fund -- Series I effective at the close of business on May 28, 2010. If approved, the Invesco V.I. Select Dimensions Dividend Growth Fund --Series I is added as an investment option to your Contract and all references to Morgan Stanley -- Dividend Growth Portfolio -- Class Y are deleted.



(7) Pursuant to a Plan of Reorganization and upon shareholder approval, the Morgan Stanley -- Equally Weighted S&P 500 Portfolio -- Class Y will be merged into Invesco V.I. Select Dimensions Equally Weighted S&P 500 Fund -- Series I effective at the close of business on May 28, 2010. If approved, the Invesco V.I. Select Dimensions Equally Weighted S&P 500 Fund -- Series I is added as an investment option to your Contract and all references to Morgan Stanley -- Equally Weighted S&P 500 Portfolio -- Class Y are deleted.



(8)  Formerly Morgan Stanley -- American Opportunities Portfolio -- Class Y



(9)  Formerly Morgan Stanley -- Utilities Portfolio -- Class Y



(10) Formerly Morgan Stanley -- Developing Growth Portfolio -- Class Y



(11) Effective June 1, 2020, the Portfolio's name will change to UIF Core Plus Fixed Income Portfolio -- Class I.



(12) Effective June 1, 2020, the Portfolio's name will change to UIF Emerging Markets Debt Portfolio -- Class I.



(13) Effective June 1, 2020, the Portfolio's name will change to UIF Emerging Markets Equity Portfolio -- Class I.



(14) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF Equity and Income Portfolio -- Class II will be merged into Invesco Van Kampen V.I. Equity and Income Fund -- Series II effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Equity and Income Fund --Class II is added as an investment option to your Contract and all references to Van Kampen -- UIF Equity and Income Portfolio -- Class II are deleted.

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(15) Effective June 1, 2020, the Portfolio's name will change to UIF Global Franchise Portfolio -- Class II.



(16) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF High Yield Portfolio -- Class I will be merged into Invesco Van Kampen V.I. High Yield Fund -- Series I effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. High Yield Fund -- Series I is added as an investment option to your Contract and all references to Van Kampen -- UIF High Yield Portfolio -- Class I are deleted.



(17) Effective June 1, 2020, the Portfolio's name will change to UIF Small Company Growth Portfolio -- Class II.



(18) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF U.S. Mid Cap Value Portfolio -- Class I will be merged into the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund -- Series I effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund --Series I is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio -- Class I are deleted.



(19) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Capital Growth Portfolio -- Class II will be merged into the Invesco Van Kampen V.I. Capital Growth Fund -- Series II effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Capital Growth Fund -- Series II is added as an investment option to your Contract and all references to Van Kampen LIT Capital Growth Portfolio -- Class II are deleted.



(20) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Comstock Portfolio -- Class II will be merged into the Invesco Van Kampen V.I. Comstock Fund -- Series II effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Comstock Fund -- Series II is added as an investment option to your Contract and all references to Van Kampen LIT Comstock Portfolio -- Class II are deleted.



(21) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Growth and Income Portfolio -- Class II will be merged into the Invesco Van Kampen V.I. Growth and Income Fund -- Series II effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Growth and Income Fund -- Series II is added as an investment option to your Contract and all references to Van Kampen LIT Growth and Income Portfolio -- Class II are deleted.



(22) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Mid Cap Growth Portfolio -- Class II will be merged into the Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series II effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Mid Cap Growth Fund --Series II is added as an investment option to your Contract and all references to Van Kampen LIT Mid Cap Growth Portfolio -- Class II are deleted.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.


The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain

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changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Columbia Management Distributors, Inc. Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Ridgeworth Capital Management, Inc. UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2009, and are not expected to exceed 0.50% and 0.35%, respectively, in 2010, of the annual percentage of the average daily net assets (for instance, in 2009, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed approximately $117.1 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence

16

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for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCOUNT

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Account are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Account interest rates may vary from other states.

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IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Account during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

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HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

For examples of how we calculate the Death Benefit, see Appendix II.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.


CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

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WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even

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if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCOUNT FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Account Feature to the Sub-Accounts, subject to the transfer restrictions

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discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCOUNT FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the Contract Value in the Fixed Account Feature as of the last Contract Anniversary or Contract issue date or the largest sum of any prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Account Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Account Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Account Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Account Feature before moving Sub-Account Values back to the Fixed Account Feature. If you make systematic transfers from the Fixed Account Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

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For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Representative or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.35% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments

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  are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES


We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge. You will be subject to fee increases if you elect to step-up the Benefit Amount.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

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EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

YOU MAY ELECT THIS BENEFIT AT ANY TIME, PROVIDED WE ARE STILL OFFERING THIS RIDER FOR NEW SALES. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

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Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

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Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

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-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

-   Plus Premium Payments made since that date ($0),

-   Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

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Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection

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will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR ACCOUNT EXECUTIVE OR US.

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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.


You may submit this form via facsimile.


If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

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We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

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LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin

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  on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

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COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

AUTOMATIC ADDITIONS PROGRAM -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset

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allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA PLUS -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in

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  the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

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OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2009. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


The Core and Edge Contracts may be sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a credit of 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2009, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Associated Securities Corp., Banc of America Investment Services Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Inter-Securities Inc., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., PNC Investments LLC, Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Waterstone Financial Group, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We

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assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2009, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2009, Additional Payments did not in the aggregate exceed approximately $36.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $2.3 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2009, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2009, but do not have an ongoing contractual relationship, are listed in the SAI.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.



Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.



In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value

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of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.





MORE INFORMATION

You may call your Account Executive if you have any questions or write or call us at the address below:


The Hartford
Attn: Retirement Division
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-4397 (Account Executives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION


The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.



The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that

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what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

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The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.


Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under

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the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse

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      shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later

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lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

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F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

APP I-2

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may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS


Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA

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under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).


Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2010). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX


If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.


An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.


The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the

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actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.


For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.


Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of

                                                                     APP I-7

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Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appears in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.699        $12.685        $11.212         $9.451         $8.410
  Accumulation Unit Value at
   end of period                  $10.793         $7.699        $12.685        $11.212         $9.451
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     509            657          1,133          1,204          1,207
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.159             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.927             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93             --             --             --             --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.406        $18.359        $15.348        $12.559        $10.170
  Accumulation Unit Value at
   end of period                  $13.356         $8.406        $18.359        $15.348        $12.559
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     229            284            361            436            426
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.817             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.285             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      77             --             --             --             --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.109        $11.068        $10.000         $9.210         $8.047
  Accumulation Unit Value at
   end of period                   $8.390         $6.109        $11.068        $10.000         $9.210
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,240          4,030          5,101          5,624          5,903
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $5.681             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.716             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,095             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.522         $5.645         $6.713         $7.944        $10.000
  Accumulation Unit Value at
   end of period                   $8.410         $7.522         $5.645         $6.713         $7.944
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,138          1,183          1,142            604            167
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.541         $5.647         $7.081         $8.249        $10.000
  Accumulation Unit Value at
   end of period                  $10.170         $8.541         $5.647         $7.081         $8.249
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     357            301            271            176             75
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.261         $5.388         $7.239         $8.979        $10.000
  Accumulation Unit Value at
   end of period                   $8.047         $7.261         $5.388         $7.239         $8.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,015          6,382          5,812          2,912            616
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.024        $14.739        $14.244        $12.551        $12.038
  Accumulation Unit Value at
   end of period                  $11.667         $9.024        $14.739        $14.244        $12.551
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,371          2,947          3,902          4,384          4,704
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.392             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.731             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     579             --             --             --             --
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.659        $13.434        $11.362         $9.694         $8.099
  Accumulation Unit Value at
   end of period                  $10.795         $7.659        $13.434        $11.362         $9.694
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,216          1,458          1,701          1,782          1,432
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.122             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.929             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     410             --             --             --             --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.808         $8.488         $7.745         $7.233         $7.007
  Accumulation Unit Value at
   end of period                   $6.800         $4.808         $8.488         $7.745         $7.233
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     419            518          1,057          1,137          1,252
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.471             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.254             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     108             --             --             --             --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.654        $15.579        $14.890        $13.931        $13.901
  Accumulation Unit Value at
   end of period                  $16.963        $13.654        $15.579        $14.890        $13.931
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     713            674            846            844            784
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.697             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.602             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     278             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.072         $8.487        $10.551        $10.443        $10.000
  Accumulation Unit Value at
   end of period                  $12.038        $11.072         $8.487        $10.551        $10.443
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,919          5,252          4,673          2,097            288
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.890         $5.187         $6.183         $7.834        $10.000
  Accumulation Unit Value at
   end of period                   $8.099         $6.890         $5.187         $6.183         $7.834
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,223          1,266          1,115            762            217
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.381         $4.719         $6.718         $8.047        $10.000
  Accumulation Unit Value at
   end of period                   $7.007         $6.381         $4.719         $6.718         $8.047
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,269          1,303          1,253            700            134
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.826        $10.818        $10.447        $10.147        $10.000
  Accumulation Unit Value at
   end of period                  $13.901        $12.826        $10.818        $10.447        $10.147
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     766            794            633            356             45
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.659         $7.773         $7.099         $6.332         $6.322
  Accumulation Unit Value at
   end of period                   $6.078         $4.659         $7.773         $7.099         $6.332
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     138            153            281            315            328
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.332             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.590             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8             --             --             --             --
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.200         $6.813         $5.707         $5.370         $4.992
  Accumulation Unit Value at
   end of period                   $5.696         $4.200         $6.813         $5.707         $5.370
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     148            202            264            331            375
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $3.905             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.239             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      55             --             --             --             --
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.622         $7.432         $6.775         $6.393         $6.211
  Accumulation Unit Value at
   end of period                   $6.354         $4.622         $7.432         $6.775         $6.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     102            125            171            205            213
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.298             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.844             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             --             --             --             --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.075        $10.733         $9.877         $8.873         $8.393
  Accumulation Unit Value at
   end of period                   $8.845         $7.075        $10.733         $9.877         $8.873
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     237            265            343            383            551
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $6.579             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.135             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      43             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $5.706         $4.547         $6.565         $8.709        $10.000
  Accumulation Unit Value at
   end of period                   $6.322         $5.706         $4.547         $6.565         $8.709
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     354            389            430            358            135
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.486         $3.497         $5.359         $8.179        $10.000
  Accumulation Unit Value at
   end of period                   $4.992         $4.486         $3.497         $5.359         $8.179
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     434            498            501            488            217
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $5.774         $4.764         $6.674         $8.932        $10.000
  Accumulation Unit Value at
   end of period                   $6.211         $5.774         $4.764         $6.674         $8.932
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     245            266            263            210             74
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.651         $6.359         $8.167         $9.864        $10.000
  Accumulation Unit Value at
   end of period                   $8.393         $7.651         $6.359         $8.167         $9.864
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     655            737            507            285             57
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.362        $14.813        $14.428        $13.089        $12.923
  Accumulation Unit Value at
   end of period                  $13.211        $11.362        $14.813        $14.428        $13.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,493          1,848          2,234          2,473          2,615
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.566             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.151             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     259             --             --             --             --
MORGAN STANLEY -- BALANCED
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.155        $14.638        $14.343        $12.957        $12.191
  Accumulation Unit Value at
   end of period                  $13.084        $11.155        $14.638        $14.343        $12.957
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     228            282            348            401            415
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.373             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.034             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      29             --             --             --             --
MORGAN STANLEY -- CAPITAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.401         $8.727         $7.287         $7.130         $6.282
  Accumulation Unit Value at
   end of period                   $7.183         $4.401         $8.727         $7.287         $7.130
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     230            286            324            374            288
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.092             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.606             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      82             --             --             --             --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.723         $5.436         $4.634         $4.375         $3.633
  Accumulation Unit Value at
   end of period                   $4.541         $2.723         $5.436         $4.634         $4.375
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     364            443            552            651          1,134
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $2.532             --             --             --             --
  Accumulation Unit Value at
   end of period                   $4.176             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.784        $10.284        $11.008        $11.147        $10.000
  Accumulation Unit Value at
   end of period                  $12.923        $11.784        $10.284        $11.008        $11.147
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,750          2,852          2,458            786             71
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- BALANCED
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.181         $9.497        $10.912        $10.983        $10.000
  Accumulation Unit Value at
   end of period                  $12.191        $11.181         $9.497        $10.912        $10.983
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     434            457            450            286             41
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- CAPITAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $5.938         $4.762         $6.716         $8.064        $10.000
  Accumulation Unit Value at
   end of period                   $6.282         $5.938         $4.762         $6.716         $8.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     240            292            329            302            150
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $3.013         $2.163         $3.921         $6.276        $10.000
  Accumulation Unit Value at
   end of period                   $3.633         $3.013         $2.163         $3.921         $6.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,299          1,482          1,347          1,539            396
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY -- DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.133        $13.056        $12.749        $11.661        $11.240
  Accumulation Unit Value at
   end of period                   $9.944         $8.133        $13.056        $12.749        $11.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     420            588            763            877          1,119
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.563             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.145             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      41             --             --             --             --
MORGAN STANLEY -- EQUALLY-
 WEIGHTED S&P 500 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.564        $16.234        $16.279        $14.327        $13.520
  Accumulation Unit Value at
   end of period                  $13.642         $9.564        $16.234        $16.279        $14.327
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     514            594            728            798            866
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.894             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.547             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      91             --             --             --             --
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.233        $12.000        $11.754        $11.290        $11.167
  Accumulation Unit Value at
   end of period                  $10.865         $9.233        $12.000        $11.754        $11.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     198            235            353            358            434
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.586             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.993             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      28             --             --             --             --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.078         $8.548         $7.084         $7.182         $6.387
  Accumulation Unit Value at
   end of period                   $6.886         $4.078         $8.548         $7.084         $7.182
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     634            788          1,115          1,330          1,637
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $3.792             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.334             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
MORGAN STANLEY -- DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.561         $8.410        $10.430        $11.228        $10.000
  Accumulation Unit Value at
   end of period                  $11.240        $10.561         $8.410        $10.430        $11.228
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,327          1,527          1,369            938            157
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- EQUALLY-
 WEIGHTED S&P 500 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.798         $8.750        $10.600        $10.984        $10.000
  Accumulation Unit Value at
   end of period                  $13.520        $11.798         $8.750        $10.600        $10.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     835            855            701            388             39
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.633         $9.539         $8.917         $9.470        $10.000
  Accumulation Unit Value at
   end of period                  $11.167        $10.633         $9.539         $8.917         $9.470
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     488            544            530            206             41
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.005         $5.069         $6.574         $9.489        $10.000
  Accumulation Unit Value at
   end of period                   $6.387         $6.005         $5.069         $6.574         $9.489
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,959          2,434          2,610          2,333            845
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.015        $12.177        $10.336         $8.732         $7.641
  Accumulation Unit Value at
   end of period                   $9.331         $8.015        $12.177        $10.336         $8.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     314            373            464            527            587
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.453             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.582             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             --             --             --             --
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $5.865        $11.493         $9.512         $8.745         $7.497
  Accumulation Unit Value at
   end of period                   $9.247         $5.865        $11.493         $9.512         $8.745
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     135            139            182            199            346
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $5.454             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.504             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             --             --             --             --
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.931        $10.865        $10.537        $10.251        $10.155
  Accumulation Unit Value at
   end of period                  $10.770        $10.931        $10.865        $10.537        $10.251
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     669          1,402            769            648            642
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.165             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.906             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     295             --             --             --             --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.915        $17.617        $17.282        $14.819        $13.607
  Accumulation Unit Value at
   end of period                  $13.553        $10.915        $17.617        $17.282        $14.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     810          1,024          1,265          1,389          1,440
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.150             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.465             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     197             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.247         $5.276         $6.744         $9.213        $10.000
  Accumulation Unit Value at
   end of period                   $7.641         $6.247         $5.276         $6.744         $9.213
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     701            895          1,079          1,077            320
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.241         $4.488         $6.324         $8.637        $10.000
  Accumulation Unit Value at
   end of period                   $7.497         $6.241         $4.488         $6.324         $8.637
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     369            420            283            234            111
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.246        $10.359        $10.403        $10.194        $10.000
  Accumulation Unit Value at
   end of period                  $10.155        $10.246        $10.359        $10.403        $10.194
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     626          1,227          1,631          1,178            137
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.264         $9.947        $11.450        $10.859        $10.000
  Accumulation Unit Value at
   end of period                  $13.607        $12.264         $9.947        $11.450        $10.859
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,487          1,529          1,320            422             16
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.902        $27.642        $21.737        $17.181        $13.651
  Accumulation Unit Value at
   end of period                  $22.029        $12.902        $27.642        $21.737        $17.181
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     103             82            112            154            165
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.997             --             --             --             --
  Accumulation Unit Value at
   end of period                  $20.261             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             --             --             --             --
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.742        $15.386        $15.261        $12.718        $11.859
  Accumulation Unit Value at
   end of period                  $11.290         $8.742        $15.386        $15.261        $12.718
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     284            324            429            483            541
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.129             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.384             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     106             --             --             --             --
VAN KAMPEN -- UIF CORE PLUS
 FIXED INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.335        $13.944        $13.423        $13.136        $12.795
  Accumulation Unit Value at
   end of period                  $13.323        $12.335        $13.944        $13.423        $13.136
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     950          1,146          1,542          1,671          1,746
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.835             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.643             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     122             --             --             --             --
VAN KAMPEN -- UIF EMERGING
 MARKET DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.059        $20.367        $19.407        $17.779        $16.078
  Accumulation Unit Value at
   end of period                  $21.882        $17.059        $20.367        $19.407        $17.779
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             41             48             62             57
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.314             --             --             --             --
  Accumulation Unit Value at
   end of period                  $23.235             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.100         $7.329         $7.437         $8.214        $10.000
  Accumulation Unit Value at
   end of period                  $13.651        $11.100         $7.329         $7.437         $8.214
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     135             76             54             23             13
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.375         $7.971         $9.926        $10.210        $10.000
  Accumulation Unit Value at
   end of period                  $11.859        $10.375         $7.971         $9.926        $10.210
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     507            469            344            122             23
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF CORE PLUS
 FIXED INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.445        $12.073        $11.419        $10.603        $10.000
  Accumulation Unit Value at
   end of period                  $12.795        $12.445        $12.073        $11.419        $10.603
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,841          2,071          1,905            665             66
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF EMERGING
 MARKET DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.829        $11.772        $10.941        $10.088        $10.000
  Accumulation Unit Value at
   end of period                  $16.078        $14.829        $11.772        $10.941        $10.088
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      62             78             65             46              5
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-8

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.358        $24.241        $17.520        $12.968         $9.834
  Accumulation Unit Value at
   end of period                  $17.331        $10.358        $24.241        $17.520        $12.968
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95            114            130            164            100
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.424             --             --             --             --
  Accumulation Unit Value at
   end of period                  $20.561             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             --             --             --             --
VAN KAMPEN -- UIF EQUITY AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.601        $15.230        $14.958        $13.487        $12.750
  Accumulation Unit Value at
   end of period                  $13.998        $11.601        $15.230        $14.958        $13.487
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     160            189            263            279            274
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.910             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.021             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             --             --             --             --
VAN KAMPEN -- UIF GLOBAL
 FRANCHISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.586        $19.408        $17.946        $14.992        $13.591
  Accumulation Unit Value at
   end of period                  $17.340        $13.586        $19.408        $17.946        $14.992
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      72             67            110            110             78
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.777             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.130             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      59             --             --             --             --
VAN KAMPEN -- UIF HIGH YIELD
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.569        $11.276        $11.005        $10.284        $10.331
  Accumulation Unit Value at
   end of period                  $11.994         $8.569        $11.276        $11.005        $10.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     114            149            216            243            265
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.165             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.303             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.108         $5.499         $6.128         $6.652        $10.000
  Accumulation Unit Value at
   end of period                   $9.834         $8.108         $5.499         $6.128         $6.652
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      92             76             72             37             21
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF EQUITY AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.606        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $12.750        $11.606             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     244            116             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF GLOBAL
 FRANCHISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.234        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.591        $12.234             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             12             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF HIGH YIELD
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.578         $7.734         $8.467         $8.997        $10.000
  Accumulation Unit Value at
   end of period                  $10.331         $9.578         $7.734         $8.467         $8.997
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     340            418            320            254             60
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                    APP IV-9

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
VAN KAMPEN -- UIF SMALL COMPANY
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.197        $13.969        $13.772        $12.501        $11.241
  Accumulation Unit Value at
   end of period                  $11.841         $8.197        $13.969        $13.772        $12.501
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      87            104            106            133             62
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.779             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.115             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             --             --             --             --
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.843        $15.289        $14.391        $12.104        $10.940
  Accumulation Unit Value at
   end of period                  $12.127         $8.843        $15.289        $14.391        $12.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     319            396            465            535            544
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.484             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.577             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             --             --             --             --
VAN KAMPEN LIT CAPITAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.692        $15.344        $13.354        $13.209        $12.457
  Accumulation Unit Value at
   end of period                  $12.551         $7.692        $15.344        $13.354        $13.209
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             16             19             21             23
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.234             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.675             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             --             --             --             --
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.334        $16.340        $16.982        $14.856        $14.485
  Accumulation Unit Value at
   end of period                  $13.072        $10.334        $16.340        $16.982        $14.856
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     264            304            385            432            292
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.719             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.159             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     253             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
VAN KAMPEN -- UIF SMALL COMPANY
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.944             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.241             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.691         $6.952         $9.804        $10.276        $10.000
  Accumulation Unit Value at
   end of period                  $10.940         $9.691         $6.952         $9.804        $10.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     565            628            641            362             47
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN LIT CAPITAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.843        $10.005             --             --             --
  Accumulation Unit Value at
   end of period                  $12.457        $11.843             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20              9             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.521        $10.010             --             --             --
  Accumulation Unit Value at
   end of period                  $14.485        $12.521             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     151             58             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP IV-10

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.536        $17.275        $17.104        $14.971        $13.852
  Accumulation Unit Value at
   end of period                  $14.105        $11.536        $17.275        $17.104        $14.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     377            425            523            570            526
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.728             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.973             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     157             --             --             --             --
VAN KAMPEN LIT MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.396        $14.122        $12.190        $11.794        $10.775
  Accumulation Unit Value at
   end of period                  $11.394         $7.396        $14.122        $12.190        $11.794
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              5             19             20              8
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.020             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.695             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.321         $9.796        $11.918             --             --
  Accumulation Unit Value at
   end of period                  $13.852        $12.321         $9.796             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     421            377            194             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN LIT MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.740             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.775             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --



(a)  Inception date February 17, 2009.

To obtain a Statement of Additional Information, please complete the form below and mail to:


         The Hartford
       Attn: Retirement Division
       P.O. Box 5085
       Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series I and Series IR of Hartford Select Leaders variable annuity to me at the following address:

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                              Name
----------------------------------------------------------------
                            Address
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     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

               SERIES I AND SERIES IR OF HARTFORD SELECT LEADERS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Retirement Division, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 3, 2010
Date of Statement of Additional Information: May 3, 2010


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 30, 2010 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2009: $6,725,536; 2008: $51,574,913; and 2007: $171,529,772.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2009 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal Credit Union, Advantage Capital Corp., Advisory Group Equity Services Ltd., AF Brokerage, AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Allen & Company of Florida, Inc., Alliance Bernstein Investment Research, Alliance Bernstein Investments, Inc., Altura Credit Union, Amcore Investment Services, Inc., American Funds, American General Securities, Inc., American Portfolios Financial Services, Ameriprise Advisor Services, Inc., Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Investment Services, Inc., Anchor Bank, Arvest Asset Management, Arvest Bank, Associated Bank, N.A., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Southern Bank, AXA Advisors, LLC, B .C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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Group, Inc., Bancorpsouth Bank, Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, N.A., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankUnited FSB, BB&T Investment Services, Inc., BCG Securities, Inc., Benchmark Investments, Inc., Berthel, Fisher & Co. Financial Services, BISA, BOSC, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Services Corp., Brookstone Securities, Inc., Brookstreet Securities Corp., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., California National Bank, Cambridge Investment Research, Inc., Camden National Bank, Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Financial Services, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Capitol Securities Management, Inc., Carolina First Bank, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Centra Bank, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Chicago Investment Group, LLC, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Community Bank, Compass Bank, Compass Brokerage, Inc., Coordinated Capital Securities, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Dempsey Lord Smith LLC, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Dorsey & Company, Inc., Dougherty & Company LLC, Eagle One Financial, Eagle One Investments, LLC, Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Equable Securities Corporation, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Excel Securities & Assoc., Inc., Fairpoint Capital, Inc., FCG Advisors, Feltl & Company, Ferris Baker Watts, Fidelity Bank, Fidelity Brokerage Services, Inc., Fidelity Brokerage Services, LLC, Fidelity Investments, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Brokerage America, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Trust Co., N. A., First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Investment Services, First National B & T of Columbus, First Niagara Bank, First South Bank, First Southeast Inv. Services, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, First Western Securities, Inc., Five Star Investment Services, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., Division, Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Fremont Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Girard Securities, Inc., Gold Coast Securities, Inc., Great American Advisors, Inc., Gregory J Schwartz & Co., Inc., Grey Investment, Gunnallen Financial, Inc., GWN Securities, Inc., H & R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbor Financial Services, LLC, Harbour Investments, Inc., Harris Investor Services, Inc., Harvest Capital LLC, Hazard & Siegel, Inc., Heartland Investment Assoc., Inc., Heim Young & Associates, Inc., Heritage Family Federal Credit Union, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Brokerage, Inc., HSBC Securities (USA) Inc., Huntingdon Securities Corp., Huntington Investments, Huntington National Bank, Huntington Valley Bank, IBN Financial Services, Inc., IMS Securities, Inc., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Insignia Bank, InterSecurities Inc., Inverness Securities, LLC, Invesmart Securities LLC, INVEST Financial Corporation, INVEST Bank of Oak Ridge, INVEST United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J. B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, Lara, Shull & May, LTD, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Leonard & Company, Liberty Group, LLC, Linclon Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Lord, Abbett & Co., LPL Financial Corporation, M Griffith Locke Investment Services, M & I Bank, M & T Bank, M & T Securities, Inc., M.L. Stern & Co., Inc., May Financial Corporation, , Means Investment Co., Inc., Merrill Lynch Inc., Mesirow Financial, Inc., MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., MidFirst Bank, Midwestern Securities Trading Co., LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Morgan Keegan & Co., Inc., Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Service Corp., Natcity Investments, National Advisors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities, Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., Nollenberger Capital Partners, Northwestern Mutual Inv. Services, NPB Financial Group LLC, Nutmeg Securities, Ltd., NYLIFE Securities, Inc., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Orange County Teachers FCU, Orange Countys Credit Union, Pacco Capital Solutions, LLC, Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Parsonex Securities, Inc., Partnervest Securities, Inc., Paulson Investment Company, Inc., Peoples Securities, Inc., PlanMember Securities Corp., Planning Corp. (IM&R), PNC Bank Corp., PNC Investments LLC, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., RBC Capital Markets Corp., RBC Dain FID Division, Regal Securities, Inc., Resource Horizons Group, LLC, RiverStone Wealth

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Management, Inc., Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Financial, Inc., S.C. Parker & Co., Inc., S. Smith Barney Bank Investments Centers, Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Santa Barbara Bank & Trust, Scott & Stringfellow, Inc., Seacoast Investor Services, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors, Inc., Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Financial Services Corp., South Valley Wealth Management, Southeast Investments N.C., Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital Inc., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Stockcross, Inc., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., The Winning Edge Financial Group, Thoroughbred Financial Services, LLC, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Tricor Financial Services, Ltd., Triune Capital Advisors, TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UBS International, UMB Bank, UMB Financial Services, Inc., Union Bank of California,
N. A., UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, US Bancorp Investments, US Bank, US Discount Brokerage, Inc., USA Financial Securities Corp., UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, Veritrust Financial, LLC, VFinance Investments, Inc., VSR Financial Services, Inc., Wachovia Bank, Wachovia Securities ISG, Wachovia Securities LLC., Wall Street Financial Group, Walnut Street Securities, Inc., WaMu Investments, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, Western State Bank, Westfield Bakerink Brozak, LLC, WFG Investments, Inc., Woodbury Financial Services, Inc., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities Corp., WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the av

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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erage daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Value appears in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
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AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.699        $12.685        $11.212         $9.451         $8.410
  Accumulation Unit Value at
   end of period                  $10.793         $7.699        $12.685        $11.212         $9.451
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     509            657          1,133          1,204          1,207
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.602        $12.544        $11.104         $9.374         $8.354
  Accumulation Unit Value at
   end of period                  $10.641         $7.602        $12.544        $11.104         $9.374
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     168            186            272            289            281
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.578        $12.511        $11.080         $9.358         $8.344
  Accumulation Unit Value at
   end of period                  $10.602         $7.578        $12.511        $11.080         $9.358
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     163            186            307            320            288
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.482        $12.372        $10.973         $9.282         $8.289
  Accumulation Unit Value at
   end of period                  $10.453         $7.482        $12.372        $10.973         $9.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     603            810          1,046          1,424          1,505
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.482        $12.372        $10.973         $9.282         $8.289
  Accumulation Unit Value at
   end of period                  $10.453         $7.482        $12.372        $10.973         $9.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     603            810          1,046          1,424          1,505
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.411        $12.272        $10.901         $9.235         $8.259
  Accumulation Unit Value at
   end of period                  $10.337         $7.411        $12.272        $10.901         $9.235
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     913            966            805            638            464
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.411        $12.272        $10.901         $9.235         $8.259
  Accumulation Unit Value at
   end of period                  $10.337         $7.411        $12.272        $10.901         $9.235
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     913            966            805            638            464
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.387        $12.239        $10.877         $9.219         $8.249
  Accumulation Unit Value at
   end of period                  $10.299         $7.387        $12.239        $10.877         $9.219
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             55             73             62             62
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.338        $17.144        $15.252        $12.940        $11.590
  Accumulation Unit Value at
   end of period                  $14.398        $10.338        $17.144        $15.252        $12.940
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     114            137            167            163            154

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.522         $5.645         $6.713         $7.944        $10.000
  Accumulation Unit Value at
   end of period                   $8.410         $7.522         $5.645         $6.713         $7.944
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,138          1,183          1,142            604            167
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.484         $5.624         $6.698         $7.939        $10.000
  Accumulation Unit Value at
   end of period                   $8.354         $7.484         $5.624         $6.698         $7.939
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     314            308            305            156             38
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.478         $5.623         $6.700         $8.396             --
  Accumulation Unit Value at
   end of period                   $8.344         $7.478         $5.623         $6.700             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     264            305            284            202             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.440         $5.603         $5.221             --             --
  Accumulation Unit Value at
   end of period                   $8.289         $7.440         $5.603             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,540          1,489            695             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.440         $5.603         $6.686         $8.389             --
  Accumulation Unit Value at
   end of period                   $8.289         $7.440         $5.603         $6.686             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,540          1,489            695            197             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.529             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.259             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     231             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.424         $5.599         $5.221             --             --
  Accumulation Unit Value at
   end of period                   $8.259         $7.424         $5.599             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     231            165             50             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.419         $5.598         $5.221             --             --
  Accumulation Unit Value at
   end of period                   $8.249         $7.419         $5.598             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      64             48             12             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.580             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.590             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     146             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.316        $12.140        $10.805         $9.172         $8.219
  Accumulation Unit Value at
   end of period                  $10.185         $7.316        $12.140        $10.805         $9.172
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     112            123            155            200            192
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.316        $12.140        $10.805         $9.172         $8.219
  Accumulation Unit Value at
   end of period                  $10.185         $7.316        $12.140        $10.805         $9.172
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     112            123            155            200            192
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.296             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.151             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     135             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.127        $16.829        $15.002        $12.753        $11.445
  Accumulation Unit Value at
   end of period                  $14.077        $10.127        $16.829        $15.002        $12.753
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             50             33             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.883             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.952             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     110             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.213             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.016             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.159             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.927             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93             --             --             --             --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.406        $18.359        $15.348        $12.559        $10.170
  Accumulation Unit Value at
   end of period                  $13.356         $8.406        $18.359        $15.348        $12.559
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     229            284            361            436            426
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.300        $18.156        $15.200        $12.457        $10.103
  Accumulation Unit Value at
   end of period                  $13.169         $8.300        $18.156        $15.200        $12.457
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67             83            119            136            134
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.274        $18.107        $15.167        $12.436        $10.091
  Accumulation Unit Value at
   end of period                  $13.120         $8.274        $18.107        $15.167        $12.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      87             92            123            141            144

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.506             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.219             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     190             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.403         $5.594         $5.221             --             --
  Accumulation Unit Value at
   end of period                   $8.219         $7.403         $5.594             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     190            175             85             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.467             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.445             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.541         $5.647         $7.081         $8.249        $10.000
  Accumulation Unit Value at
   end of period                  $10.170         $8.541         $5.647         $7.081         $8.249
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     357            301            271            176             75
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.497         $5.626         $7.066         $8.243        $10.000
  Accumulation Unit Value at
   end of period                  $10.103         $8.497         $5.626         $7.066         $8.243
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     134            132            126             66             21
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.491         $5.625         $7.068         $8.609             --
  Accumulation Unit Value at
   end of period                  $10.091         $8.491         $5.625         $7.068             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     116            110             98             27             --

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.169        $17.906        $15.021        $12.335        $10.024
  Accumulation Unit Value at
   end of period                  $12.936         $8.169        $17.906        $15.021        $12.335
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     251            309            462            561            609
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.169        $17.906        $15.021        $12.335        $10.024
  Accumulation Unit Value at
   end of period                  $12.936         $8.169        $17.906        $15.021        $12.335
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     251            309            462            561            609
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.091        $17.761        $14.922        $12.272         $9.988
  Accumulation Unit Value at
   end of period                  $12.793         $8.091        $17.761        $14.922        $12.272
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     405            399            421            419            334
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.091        $17.761        $14.922        $12.272         $9.988
  Accumulation Unit Value at
   end of period                  $12.793         $8.091        $17.761        $14.922        $12.272
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     405            399            421            419            334
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.065        $17.713        $14.889        $12.251         $9.976
  Accumulation Unit Value at
   end of period                  $12.745         $8.065        $17.713        $14.889        $12.251
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             17             20             28             35
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.027        $24.241        $20.397        $16.800        $13.693
  Accumulation Unit Value at
   end of period                  $17.408        $11.027        $24.241        $20.397        $16.800
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             66             86            101            107
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.988        $17.570        $14.791        $12.188         $9.939
  Accumulation Unit Value at
   end of period                  $12.604         $7.988        $17.570        $14.791        $12.188
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             45             76             66             66
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.988        $17.570        $14.791        $12.188         $9.939
  Accumulation Unit Value at
   end of period                  $12.604         $7.988        $17.570        $14.791        $12.188
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             45             76             66             66
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.965             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.562             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      55             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.803        $23.796        $20.063        $16.557        $13.522
  Accumulation Unit Value at
   end of period                  $17.020        $10.803        $23.796        $20.063        $16.557
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54              9              4             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.447         $5.605         $5.567             --             --
  Accumulation Unit Value at
   end of period                  $10.024         $8.447         $5.605             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     602            588            195             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.447         $5.605         $7.053         $8.603             --
  Accumulation Unit Value at
   end of period                  $10.024         $8.447         $5.605         $7.053             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     602            588            195             56             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.774             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.988             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     144             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.429         $5.601         $5.567             --             --
  Accumulation Unit Value at
   end of period                   $9.988         $8.429         $5.601             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     144            108             31             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.423         $5.600         $5.567             --             --
  Accumulation Unit Value at
   end of period                   $9.976         $8.423         $5.600             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             21              5             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.046             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.693             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     113             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.748             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.939             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      42             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.405         $5.596         $5.567             --             --
  Accumulation Unit Value at
   end of period                   $9.939         $8.405         $5.596             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      42             33             13             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.918             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.522             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.999             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.596             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      81             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.876             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.396             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.817             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.285             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      77             --             --             --             --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.109        $11.068        $10.000         $9.210         $8.047
  Accumulation Unit Value at
   end of period                   $8.390         $6.109        $11.068        $10.000         $9.210
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,240          4,030          5,101          5,624          5,903
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.032        $10.945         $9.904         $9.136         $7.993
  Accumulation Unit Value at
   end of period                   $8.272         $6.032        $10.945         $9.904         $9.136
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,096          1,348          1,759          1,950          2,102
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.013        $10.916         $9.883         $9.120         $7.984
  Accumulation Unit Value at
   end of period                   $8.241         $6.013        $10.916         $9.883         $9.120
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,302          1,470          1,809          2,035          2,116
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.937        $10.795         $9.788         $9.046         $7.931
  Accumulation Unit Value at
   end of period                   $8.125         $5.937        $10.795         $9.788         $9.046
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,859          4,631          6,857          8,902          9,770
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.937        $10.795         $9.788         $9.046         $7.931
  Accumulation Unit Value at
   end of period                   $8.125         $5.937        $10.795         $9.788         $9.046
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,859          4,631          6,857          8,902          9,770
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.880        $10.707         $9.723         $9.000         $7.902
  Accumulation Unit Value at
   end of period                   $8.035         $5.880        $10.707         $9.723         $9.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,456          5,988          5,490          4,935          4,155
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.880        $10.707         $9.723         $9.000         $7.902
  Accumulation Unit Value at
   end of period                   $8.035         $5.880        $10.707         $9.723         $9.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,456          5,988          5,490          4,935          4,155

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.261         $5.388         $7.239         $8.979        $10.000
  Accumulation Unit Value at
   end of period                   $8.047         $7.261         $5.388         $7.239         $8.979
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,015          6,382          5,812          2,912            616
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.224         $5.368         $7.224         $8.973        $10.000
  Accumulation Unit Value at
   end of period                   $7.993         $7.224         $5.368         $7.224         $8.973
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,280          2,349          2,211            813            241
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.219         $5.367         $7.226         $9.529             --
  Accumulation Unit Value at
   end of period                   $7.984         $7.219         $5.367         $7.226             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,074          2,098          1,952          1,244             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.181         $5.347         $4.855             --             --
  Accumulation Unit Value at
   end of period                   $7.931         $7.181         $5.347             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  10,376         10,397          4,406             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.181         $5.347         $7.210         $9.521             --
  Accumulation Unit Value at
   end of period                   $7.931         $7.181         $5.347         $7.210             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  10,376         10,397          4,406            995             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.342             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.902             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,891             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.166         $5.344         $4.855             --             --
  Accumulation Unit Value at
   end of period                   $7.902         $7.166         $5.344             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,891          1,552            317             --             --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.861        $10.678         $9.701         $8.984         $7.892
  Accumulation Unit Value at
   end of period                   $8.006         $5.861        $10.678         $9.701         $8.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     259            356            519            609            631
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.367        $15.259        $13.877        $12.864        $11.312
  Accumulation Unit Value at
   end of period                  $11.417         $8.367        $15.259        $13.877        $12.864
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     881          1,064          1,325          1,643          1,813
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.805        $10.592         $9.637         $8.938         $7.864
  Accumulation Unit Value at
   end of period                   $7.917         $5.805        $10.592         $9.637         $8.938
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     600            664            830            916          1,017
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.805        $10.592         $9.637         $8.938         $7.864
  Accumulation Unit Value at
   end of period                   $7.917         $5.805        $10.592         $9.637         $8.938
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     600            664            830            916          1,017
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $5.789             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.891             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     708             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.197        $14.979        $13.649        $12.678        $11.171
  Accumulation Unit Value at
   end of period                  $11.162         $8.197        $14.979        $13.649        $12.678
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     283            174             73              9              7
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $5.716             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.780             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     841             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $5.723             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.786             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     341             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $5.681             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.716             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,095             --             --             --             --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.024        $14.739        $14.244        $12.551        $12.038
  Accumulation Unit Value at
   end of period                  $11.667         $9.024        $14.739        $14.244        $12.551
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,371          2,947          3,902          4,384          4,704

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.161         $5.343         $4.855             --             --
  Accumulation Unit Value at
   end of period                   $7.892         $7.161         $5.343             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     634            621            267             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.524             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.312             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,874             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.320             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.864             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,026             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.146         $5.339         $4.855             --             --
  Accumulation Unit Value at
   end of period                   $7.864         $7.146         $5.339             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,026            935            317             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.412             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.171             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.072         $8.487        $10.551        $10.443        $10.000
  Accumulation Unit Value at
   end of period                  $12.038        $11.072         $8.487        $10.551        $10.443
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,919          5,252          4,673          2,097            288

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.910        $14.576        $14.107        $12.449        $11.958
  Accumulation Unit Value at
   end of period                  $11.503         $8.910        $14.576        $14.107        $12.449
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     928          1,141          1,630          1,776          1,960
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.882        $14.537        $14.076        $12.428        $11.944
  Accumulation Unit Value at
   end of period                  $11.460         $8.882        $14.537        $14.076        $12.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     865          1,022          1,303          1,458          1,525
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.770        $14.375        $13.941        $12.327        $11.865
  Accumulation Unit Value at
   end of period                  $11.299         $8.770        $14.375        $13.941        $12.327
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,693          3,339          5,118          6,721          7,422
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.770        $14.375        $13.941        $12.327        $11.865
  Accumulation Unit Value at
   end of period                  $11.299         $8.770        $14.375        $13.941        $12.327
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,693          3,339          5,118          6,721          7,422
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.686        $14.259        $13.849        $12.264        $11.822
  Accumulation Unit Value at
   end of period                  $11.174         $8.686        $14.259        $13.849        $12.264
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,595          4,045          3,688          3,281          2,829
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.686        $14.259        $13.849        $12.264        $11.822
  Accumulation Unit Value at
   end of period                  $11.174         $8.686        $14.259        $13.849        $12.264
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,595          4,045          3,688          3,281          2,829
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.658        $14.220        $13.818        $12.243        $11.808
  Accumulation Unit Value at
   end of period                  $11.133         $8.658        $14.220        $13.818        $12.243
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     163            217            309            369            402
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.414        $13.833        $13.455        $11.933        $11.521
  Accumulation Unit Value at
   end of period                  $10.808         $8.414        $13.833        $13.455        $11.933
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     846            957          1,162          1,400          1,486
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.576        $14.105        $13.727        $12.180        $11.765
  Accumulation Unit Value at
   end of period                  $11.010         $8.576        $14.105        $13.727        $12.180
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     438            516            632            699            754
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.576        $14.105        $13.727        $12.180        $11.765
  Accumulation Unit Value at
   end of period                  $11.010         $8.576        $14.105        $13.727        $12.180
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     438            516            632            699            754

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.015         $8.456        $10.528        $10.436        $10.000
  Accumulation Unit Value at
   end of period                  $11.958        $11.015         $8.456        $10.528        $10.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,147          2,142          1,917            636            161
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.007         $8.454        $10.531        $10.864             --
  Accumulation Unit Value at
   end of period                  $11.944        $11.007         $8.454        $10.531             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,556          1,621          1,569          1,009             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.951         $8.423         $8.001             --             --
  Accumulation Unit Value at
   end of period                  $11.865        $10.951         $8.423             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,856          7,913          3,638             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.951         $8.423        $10.508        $10.856             --
  Accumulation Unit Value at
   end of period                  $11.865        $10.951         $8.423        $10.508             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,856          7,913          3,638            774             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.154             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.822             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,485             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.927         $8.418         $8.000             --             --
  Accumulation Unit Value at
   end of period                  $11.822        $10.927         $8.418             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,485          1,213            280             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.919         $8.416         $8.000             --             --
  Accumulation Unit Value at
   end of period                  $11.808        $10.919         $8.416             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     421            397            190             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.885             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.521             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,591             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.120             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.765             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     877             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.896         $8.411         $8.000             --             --
  Accumulation Unit Value at
   end of period                  $11.765        $10.896         $8.411             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     877            841            298             --             --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.551             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.973             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     521             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.243        $13.579        $13.235        $11.761        $11.377
  Accumulation Unit Value at
   end of period                  $10.567         $8.243        $13.579        $13.235        $11.761
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     297            183             92             10              7
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.354             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.704             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     475             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.455             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.828             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     186             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.392             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.731             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     579             --             --             --             --
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.659        $13.434        $11.362         $9.694         $8.099
  Accumulation Unit Value at
   end of period                  $10.795         $7.659        $13.434        $11.362         $9.694
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,216          1,458          1,701          1,782          1,432
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.563        $13.285        $11.253         $9.615         $8.045
  Accumulation Unit Value at
   end of period                  $10.643         $7.563        $13.285        $11.253         $9.615
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     266            304            392            407            395
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.539        $13.249        $11.228         $9.599         $8.036
  Accumulation Unit Value at
   end of period                  $10.604         $7.539        $13.249        $11.228         $9.599
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     345            434            591            639            562
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.444        $13.102        $11.120         $9.521         $7.982
  Accumulation Unit Value at
   end of period                  $10.455         $7.444        $13.102        $11.120         $9.521
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     998          1,512          2,036          2,376          2,291
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.444        $13.102        $11.120         $9.521         $7.982
  Accumulation Unit Value at
   end of period                  $10.455         $7.444        $13.102        $11.120         $9.521
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     998          1,512          2,036          2,376          2,291

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.769             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.377             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.890         $5.187         $6.183         $7.834        $10.000
  Accumulation Unit Value at
   end of period                   $8.099         $6.890         $5.187         $6.183         $7.834
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,223          1,266          1,115            762            217
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.855         $5.168         $6.169         $7.829        $10.000
  Accumulation Unit Value at
   end of period                   $8.045         $6.855         $5.168         $6.169         $7.829
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     404            392            372            246             54
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.850         $5.167         $6.171         $8.111             --
  Accumulation Unit Value at
   end of period                   $8.036         $6.850         $5.167         $6.171             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     422            384            306            169             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.815         $5.148         $4.992             --             --
  Accumulation Unit Value at
   end of period                   $7.982         $6.815         $5.148             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,079          1,648            740             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.815         $5.148         $6.158         $8.105             --
  Accumulation Unit Value at
   end of period                   $7.982         $6.815         $5.148         $6.158             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,079          1,648            740            247             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.372        $12.996        $11.047         $9.472         $7.953
  Accumulation Unit Value at
   end of period                  $10.339         $7.372        $12.996        $11.047         $9.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,906          2,051          2,107          2,114          1,482
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.372        $12.996        $11.047         $9.472         $7.953
  Accumulation Unit Value at
   end of period                  $10.339         $7.372        $12.996        $11.047         $9.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,906          2,051          2,107          2,114          1,482
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.349        $12.961        $11.023         $9.456         $7.944
  Accumulation Unit Value at
   end of period                  $10.301         $7.349        $12.961        $11.023         $9.456
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95            100            129            132            130
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.507        $18.550        $15.791        $13.561        $11.403
  Accumulation Unit Value at
   end of period                  $14.713        $10.507        $18.550        $15.791        $13.561
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     213            251            295            372            338
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.278        $12.856        $10.950         $9.408         $7.915
  Accumulation Unit Value at
   end of period                  $10.187         $7.278        $12.856        $10.950         $9.408
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104            128            159            189            176
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.278        $12.856        $10.950         $9.408         $7.915
  Accumulation Unit Value at
   end of period                  $10.187         $7.278        $12.856        $10.950         $9.408
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104            128            159            189            176
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.258             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.153             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     175             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.293        $18.209        $15.532        $13.365        $11.261
  Accumulation Unit Value at
   end of period                  $14.385        $10.293        $18.209        $15.532        $13.365
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      85             41             20             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.869             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.992             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     228             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.176             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.018             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      69             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.936             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.953             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     374             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.800         $5.144         $4.992             --             --
  Accumulation Unit Value at
   end of period                   $7.953         $6.800         $5.144             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     374            217             47             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.795         $5.143         $4.992             --             --
  Accumulation Unit Value at
   end of period                   $7.944         $6.795         $5.143             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     127            113             42             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.958             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.403             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     293             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.915             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.915             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     142             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.781         $5.140         $4.991             --             --
  Accumulation Unit Value at
   end of period                   $7.915         $6.781         $5.140             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     142            132             54             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.852             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.261             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.122             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.929             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     410             --             --             --             --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.808         $8.488         $7.745         $7.233         $7.007
  Accumulation Unit Value at
   end of period                   $6.800         $4.808         $8.488         $7.745         $7.233
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     419            518          1,057          1,137          1,252
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.747         $8.393         $7.671         $7.175         $6.961
  Accumulation Unit Value at
   end of period                   $6.705         $4.747         $8.393         $7.671         $7.175
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     214            212            284            308            327
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.732         $8.371         $7.654         $7.163         $6.952
  Accumulation Unit Value at
   end of period                   $6.680         $4.732         $8.371         $7.654         $7.163
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     156            174            202            261            246
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.673         $8.278         $7.580         $7.104         $6.906
  Accumulation Unit Value at
   end of period                   $6.586         $4.673         $8.278         $7.580         $7.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     514            653            927          1,166          1,304
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.673         $8.278         $7.580         $7.104         $6.906
  Accumulation Unit Value at
   end of period                   $6.586         $4.673         $8.278         $7.580         $7.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     514            653            927          1,166          1,304
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.628         $8.211         $7.530         $7.068         $6.881
  Accumulation Unit Value at
   end of period                   $6.513         $4.628         $8.211         $7.530         $7.068
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     681            710            728            649            433
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.628         $8.211         $7.530         $7.068         $6.881
  Accumulation Unit Value at
   end of period                   $6.513         $4.628         $8.211         $7.530         $7.068
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     681            710            728            649            433
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.613         $8.189         $7.514         $7.056         $6.873
  Accumulation Unit Value at
   end of period                   $6.489         $4.613         $8.189         $7.514         $7.056
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      49             54             59             66             68
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.978        $14.176        $13.020        $12.239        $11.934
  Accumulation Unit Value at
   end of period                  $11.211         $7.978        $14.176        $13.020        $12.239
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     111            126            150            192            205

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.381         $4.719         $6.718         $8.047        $10.000
  Accumulation Unit Value at
   end of period                   $7.007         $6.381         $4.719         $6.718         $8.047
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,269          1,303          1,253            700            134
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.348         $4.702         $6.703         $8.041        $10.000
  Accumulation Unit Value at
   end of period                   $6.961         $6.348         $4.702         $6.703         $8.041
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     349            332            316            176             56
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.344         $4.701         $6.705         $8.493             --
  Accumulation Unit Value at
   end of period                   $6.952         $6.344         $4.701         $6.705             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     235            232            236            131             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.311         $4.684         $4.340             --             --
  Accumulation Unit Value at
   end of period                   $6.906         $6.311         $4.684             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,420          1,609            665             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.311         $4.684         $6.691         $8.487             --
  Accumulation Unit Value at
   end of period                   $6.906         $6.311         $4.684         $6.691             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,420          1,609            665            189             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.500             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.881             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     216             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.298         $4.681         $4.340             --             --
  Accumulation Unit Value at
   end of period                   $6.881         $6.298         $4.681             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     216            194             38             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.293         $4.680         $4.340             --             --
  Accumulation Unit Value at
   end of period                   $6.873         $6.293         $4.680             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      68             70             15             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.289             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.934             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     212             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.569         $8.122         $7.464         $7.020         $6.848
  Accumulation Unit Value at
   end of period                   $6.417         $4.569         $8.122         $7.464         $7.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     103            138            149            162            178
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.569         $8.122         $7.464         $7.020         $6.848
  Accumulation Unit Value at
   end of period                   $6.417         $4.569         $8.122         $7.464         $7.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     103            138            149            162            178
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.556             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.396             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      96             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.816        $13.916        $12.807        $12.063        $11.785
  Accumulation Unit Value at
   end of period                  $10.961         $7.816        $13.916        $12.807        $12.063
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             30             12             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.536             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.358             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     108             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.505             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.311             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      71             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.471             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.254             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     108             --             --             --             --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.654        $15.579        $14.890        $13.931        $13.901
  Accumulation Unit Value at
   end of period                  $16.963        $13.654        $15.579        $14.890        $13.931
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     713            674            846            844            784
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.482        $15.406        $14.747        $13.818        $13.808
  Accumulation Unit Value at
   end of period                  $16.725        $13.482        $15.406        $14.747        $13.818
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     196            262            205            196            196
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.439        $15.364        $14.715        $13.794        $13.792
  Accumulation Unit Value at
   end of period                  $16.663        $13.439        $15.364        $14.715        $13.794
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     137            148            195            162            160

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.481             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.848             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     185             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.280         $4.677         $4.340             --             --
  Accumulation Unit Value at
   end of period                   $6.848         $6.280         $4.677             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     185            180             62             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.168             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.785             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.826        $10.818        $10.447        $10.147        $10.000
  Accumulation Unit Value at
   end of period                  $13.901        $12.826        $10.818        $10.447        $10.147
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     766            794            633            356             45
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.760        $10.778        $10.424        $10.141        $10.000
  Accumulation Unit Value at
   end of period                  $13.808        $12.760        $10.778        $10.424        $10.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     199            184            177             99              7
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.752        $10.776        $10.428        $10.514             --
  Accumulation Unit Value at
   end of period                  $13.792        $12.752        $10.776        $10.428             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     144            153            131             59             --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.270        $15.194        $14.574        $13.682        $13.701
  Accumulation Unit Value at
   end of period                  $16.429        $13.270        $15.194        $14.574        $13.682
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     629            768          1,022            994            900
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.270        $15.194        $14.574        $13.682        $13.701
  Accumulation Unit Value at
   end of period                  $16.429        $13.270        $15.194        $14.574        $13.682
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     629            768          1,022            994            900
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.143        $15.071        $14.478        $13.612        $13.651
  Accumulation Unit Value at
   end of period                  $16.247        $13.143        $15.071        $14.478        $13.612
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,011          1,053            861            649            546
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.143        $15.071        $14.478        $13.612        $13.651
  Accumulation Unit Value at
   end of period                  $16.247        $13.143        $15.071        $14.478        $13.612
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,011          1,053            861            649            546
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.101        $15.030        $14.446        $13.589        $13.635
  Accumulation Unit Value at
   end of period                  $16.187        $13.101        $15.030        $14.446        $13.589
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             41             68             61             59
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.531        $15.540        $14.950        $14.078        $14.139
  Accumulation Unit Value at
   end of period                  $16.702        $13.531        $15.540        $14.950        $14.078
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     216            229            371            290            375
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.976        $14.909        $14.350        $13.520        $13.585
  Accumulation Unit Value at
   end of period                  $16.008        $12.976        $14.909        $14.350        $13.520
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     114            176            221            173            188
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.976        $14.909        $14.350        $13.520        $13.585
  Accumulation Unit Value at
   end of period                  $16.008        $12.976        $14.909        $14.350        $13.520
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     114            176            221            173            188
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.939             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.955             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     173             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.256        $15.254        $14.705        $13.874        $13.963
  Accumulation Unit Value at
   end of period                  $16.330        $13.256        $15.254        $14.705        $13.874
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     170             27              8             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.686        $10.737         $9.942             --             --
  Accumulation Unit Value at
   end of period                  $13.701        $12.686        $10.737             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     806            839            278             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.686        $10.737        $10.405        $10.506             --
  Accumulation Unit Value at
   end of period                  $13.701        $12.686        $10.737        $10.405             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     806            839            278             83             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.784             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.651             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     211             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.659        $10.730         $9.941             --             --
  Accumulation Unit Value at
   end of period                  $13.651        $12.659        $10.730             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     211            168             41             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.650        $10.728         $9.941             --             --
  Accumulation Unit Value at
   end of period                  $13.635        $12.650        $10.728             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             45             14             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.259             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.139             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     258             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.745             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.585             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     181             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.623        $10.721         $9.941             --             --
  Accumulation Unit Value at
   end of period                  $13.585        $12.623        $10.721             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     181            176             46             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.118             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.963             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.741             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.688             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     172             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.793             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.743             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.697             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.602             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     278             --             --             --             --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.659         $7.773         $7.099         $6.332         $6.322
  Accumulation Unit Value at
   end of period                   $6.078         $4.659         $7.773         $7.099         $6.332
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     138            153            281            315            328
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.600         $7.687         $7.031         $6.281         $6.280
  Accumulation Unit Value at
   end of period                   $5.993         $4.600         $7.687         $7.031         $6.281
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52             65            110            123            158
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.586         $7.666         $7.015         $6.270         $6.272
  Accumulation Unit Value at
   end of period                   $5.970         $4.586         $7.666         $7.015         $6.270
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      61             86             93            100            111
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.528         $7.581         $6.948         $6.219         $6.230
  Accumulation Unit Value at
   end of period                   $5.886         $4.528         $7.581         $6.948         $6.219
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     159            169            223            259            291
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.528         $7.581         $6.948         $6.219         $6.230
  Accumulation Unit Value at
   end of period                   $5.886         $4.528         $7.581         $6.948         $6.219
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     159            169            223            259            291
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.484         $7.520         $6.902         $6.188         $6.208
  Accumulation Unit Value at
   end of period                   $5.821         $4.484         $7.520         $6.902         $6.188
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             40             33             21             22
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.484         $7.520         $6.902         $6.188         $6.208
  Accumulation Unit Value at
   end of period                   $5.821         $4.484         $7.520         $6.902         $6.188
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             40             33             21             22

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $5.706         $4.547         $6.565         $8.709        $10.000
  Accumulation Unit Value at
   end of period                   $6.322         $5.706         $4.547         $6.565         $8.709
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     354            389            430            358            135
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.677         $4.530         $6.550         $8.703        $10.000
  Accumulation Unit Value at
   end of period                   $6.280         $5.677         $4.530         $6.550         $8.703
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     179            198            220            217             76
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.673         $4.529         $6.553         $9.444             --
  Accumulation Unit Value at
   end of period                   $6.272         $5.673         $4.529         $6.553             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     124            147            157            125             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.643         $4.513         $4.241             --             --
  Accumulation Unit Value at
   end of period                   $6.230         $5.643         $4.513             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     326            394            335             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.643         $4.513         $6.538         $9.437             --
  Accumulation Unit Value at
   end of period                   $6.230         $5.643         $4.513         $6.538             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     326            394            335            264             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.780             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.208             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.631         $4.510         $4.241             --             --
  Accumulation Unit Value at
   end of period                   $6.208         $5.631         $4.510             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16              7             --             --             --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.470         $7.499         $6.887         $6.177         $6.200
  Accumulation Unit Value at
   end of period                   $5.800         $4.470         $7.499         $6.887         $6.177
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              3              4              2              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.922         $9.945         $9.142         $8.208         $8.247
  Accumulation Unit Value at
   end of period                   $7.676         $5.922         $9.945         $9.142         $8.208
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8             11             17             20             23
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.427         $7.439         $6.841         $6.145         $6.178
  Accumulation Unit Value at
   end of period                   $5.736         $4.427         $7.439         $6.841         $6.145
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             23             23             30             36
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.427         $7.439         $6.841         $6.145         $6.178
  Accumulation Unit Value at
   end of period                   $5.736         $4.427         $7.439         $6.841         $6.145
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             23             23             30             36
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.415             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.716             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.802         $9.762         $8.992         $8.090         $8.145
  Accumulation Unit Value at
   end of period                   $7.505         $5.802         $9.762         $8.992         $8.090
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.395             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.682             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.365             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.641             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.332             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.590             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8             --             --             --             --
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.200         $6.813         $5.707         $5.370         $4.992
  Accumulation Unit Value at
   end of period                   $5.696         $4.200         $6.813         $5.707         $5.370
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     148            202            264            331            375

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.627         $4.509         $4.241             --             --
  Accumulation Unit Value at
   end of period                   $6.200         $5.627         $4.509             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.690             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.247             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.763             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.178             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.615         $4.506         $4.241             --             --
  Accumulation Unit Value at
   end of period                   $6.178         $5.615         $4.506             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30             30             14             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.608             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.145             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.486         $3.497         $5.359         $8.179        $10.000
  Accumulation Unit Value at
   end of period                   $4.992         $4.486         $3.497         $5.359         $8.179
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     434            498            501            488            217

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.147         $6.737         $5.652         $5.326         $4.959
  Accumulation Unit Value at
   end of period                   $5.616         $4.147         $6.737         $5.652         $5.326
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      79             99            127            155            169
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.134         $6.719         $5.640         $5.317         $4.953
  Accumulation Unit Value at
   end of period                   $5.595         $4.134         $6.719         $5.640         $5.317
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      62             75             87             90            102
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.082         $6.644         $5.586         $5.274         $4.920
  Accumulation Unit Value at
   end of period                   $5.517         $4.082         $6.644         $5.586         $5.274
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     169            212            299            521            535
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.082         $6.644         $5.586         $5.274         $4.920
  Accumulation Unit Value at
   end of period                   $5.517         $4.082         $6.644         $5.586         $5.274
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     169            212            299            521            535
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.043         $6.591         $5.549         $5.247         $4.902
  Accumulation Unit Value at
   end of period                   $5.456         $4.043         $6.591         $5.549         $5.247
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     229            240            215             77             73
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.043         $6.591         $5.549         $5.247         $4.902
  Accumulation Unit Value at
   end of period                   $5.456         $4.043         $6.591         $5.549         $5.247
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     229            240            215             77             73
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.030         $6.573         $5.537         $5.238         $4.896
  Accumulation Unit Value at
   end of period                   $5.435         $4.030         $6.573         $5.537         $5.238
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              7             51             86             82
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.987         $9.775         $8.242         $7.805         $7.304
  Accumulation Unit Value at
   end of period                   $8.067         $5.987         $9.775         $8.242         $7.805
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             30             25             35             30
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $3.991         $6.519         $5.500         $5.211         $4.879
  Accumulation Unit Value at
   end of period                   $5.375         $3.991         $6.519         $5.500         $5.211
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95             93             84             66             54
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $3.991         $6.519         $5.500         $5.211         $4.879
  Accumulation Unit Value at
   end of period                   $5.375         $3.991         $6.519         $5.500         $5.211
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95             93             84             66             54

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.463         $3.484         $5.347         $8.174        $10.000
  Accumulation Unit Value at
   end of period                   $4.959         $4.463         $3.484         $5.347         $8.174
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     261            285            296            256            155
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.460         $3.483         $5.349         $7.761             --
  Accumulation Unit Value at
   end of period                   $4.953         $4.460         $3.483         $5.349             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     114            143            154            153             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.437         $3.471         $3.315             --             --
  Accumulation Unit Value at
   end of period                   $4.920         $4.437         $3.471             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     559            621            447             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.437         $3.471         $5.338         $7.755             --
  Accumulation Unit Value at
   end of period                   $4.920         $4.437         $3.471         $5.338             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     559            621            447            298             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.563             --             --             --             --
  Accumulation Unit Value at
   end of period                   $4.902             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.427         $3.468         $3.315             --             --
  Accumulation Unit Value at
   end of period                   $4.902         $4.427         $3.468             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             56              5             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.424         $3.468         $3.315             --             --
  Accumulation Unit Value at
   end of period                   $4.896         $4.424         $3.468             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      85             85             46             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.807             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.304             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.549             --             --             --             --
  Accumulation Unit Value at
   end of period                   $4.879             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.415         $3.465         $3.315             --             --
  Accumulation Unit Value at
   end of period                   $4.879         $4.415         $3.465             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             61             16             --             --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $3.980             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.357             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.865         $9.595         $8.107         $7.693         $7.213
  Accumulation Unit Value at
   end of period                   $7.887         $5.865         $9.595         $8.107         $7.693
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             16              3             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $3.909             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.254             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $3.935             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.286             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $3.905             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.239             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      55             --             --             --             --
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.622         $7.432         $6.775         $6.393         $6.211
  Accumulation Unit Value at
   end of period                   $6.354         $4.622         $7.432         $6.775         $6.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     102            125            171            205            213
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.563         $7.349         $6.710         $6.341         $6.169
  Accumulation Unit Value at
   end of period                   $6.264         $4.563         $7.349         $6.710         $6.341
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             43             58             84            103
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.549         $7.330         $6.695         $6.330         $6.162
  Accumulation Unit Value at
   end of period                   $6.241         $4.549         $7.330         $6.695         $6.330
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             18             25             39             73
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.492         $7.248         $6.631         $6.279         $6.121
  Accumulation Unit Value at
   end of period                   $6.153         $4.492         $7.248         $6.631         $6.279
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      97            106            189            255            275
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.492         $7.248         $6.631         $6.279         $6.121
  Accumulation Unit Value at
   end of period                   $6.153         $4.492         $7.248         $6.631         $6.279
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      97            106            189            255            275

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.735             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.213             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $5.774         $4.764         $6.674         $8.932        $10.000
  Accumulation Unit Value at
   end of period                   $6.211         $5.774         $4.764         $6.674         $8.932
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     245            266            263            210             74
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.744         $4.747         $6.660         $8.926        $10.000
  Accumulation Unit Value at
   end of period                   $6.169         $5.744         $4.747         $6.660         $8.926
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     131            149            176            130             51
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.740         $4.746         $6.662         $9.086             --
  Accumulation Unit Value at
   end of period                   $6.162         $5.740         $4.746         $6.662             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67             79             75             97             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.711         $4.729         $4.623             --             --
  Accumulation Unit Value at
   end of period                   $6.121         $5.711         $4.729             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     298            310            139             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.711         $4.729         $6.648         $9.079             --
  Accumulation Unit Value at
   end of period                   $6.121         $5.711         $4.729         $6.648             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     298            310            139             76             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.449         $7.190         $6.587         $6.247         $6.099
  Accumulation Unit Value at
   end of period                   $6.085         $4.449         $7.190         $6.587         $6.247
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     123            141            138            118             89
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.449         $7.190         $6.587         $6.247         $6.099
  Accumulation Unit Value at
   end of period                   $6.085         $4.449         $7.190         $6.587         $6.247
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     123            141            138            118             89
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.434         $7.170         $6.572         $6.236         $6.092
  Accumulation Unit Value at
   end of period                   $6.063         $4.434         $7.170         $6.572         $6.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              7              9              7              7
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.487         $8.881         $8.149         $7.739         $7.568
  Accumulation Unit Value at
   end of period                   $7.494         $5.487         $8.881         $8.149         $7.739
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             22             33             79             88
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.392         $7.112         $6.529         $6.204         $6.070
  Accumulation Unit Value at
   end of period                   $5.996         $4.392         $7.112         $6.529         $6.204
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      37             36             44             49             61
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.392         $7.112         $6.529         $6.204         $6.070
  Accumulation Unit Value at
   end of period                   $5.996         $4.392         $7.112         $6.529         $6.204
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      37             36             44             49             61
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.379             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.976             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.375         $8.718         $8.015         $7.628         $7.473
  Accumulation Unit Value at
   end of period                   $7.327         $5.375         $8.718         $8.015         $7.628
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13              3              2             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.220             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.749             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.330             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.896             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.827             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.099             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      49             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.699         $4.726         $4.623             --             --
  Accumulation Unit Value at
   end of period                   $6.099         $5.699         $4.726             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      49             37             16             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.695         $4.725         $4.623             --             --
  Accumulation Unit Value at
   end of period                   $6.092         $5.695         $4.725             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              8              3             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.240             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.568             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      92             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.809             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.070             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.683         $4.722         $4.623             --             --
  Accumulation Unit Value at
   end of period                   $6.070         $5.683         $4.722             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67             68             12             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.163             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.473             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.298             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.844             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             --             --             --             --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.075        $10.733         $9.877         $8.873         $8.393
  Accumulation Unit Value at
   end of period                   $8.845         $7.075        $10.733         $9.877         $8.873
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     237            265            343            383            551
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.986        $10.614         $9.782         $8.801         $8.338
  Accumulation Unit Value at
   end of period                   $8.720         $6.986        $10.614         $9.782         $8.801
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      41             55             82             92            123
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.964        $10.585         $9.761         $8.786         $8.328
  Accumulation Unit Value at
   end of period                   $8.688         $6.964        $10.585         $9.761         $8.786
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             68             77            115            123
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.876        $10.468         $9.667         $8.715         $8.273
  Accumulation Unit Value at
   end of period                   $8.566         $6.876        $10.468         $9.667         $8.715
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     162            180            219            284            332
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.876        $10.468         $9.667         $8.715         $8.273
  Accumulation Unit Value at
   end of period                   $8.566         $6.876        $10.468         $9.667         $8.715
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     162            180            219            284            332
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.810        $10.383         $9.603         $8.670         $8.243
  Accumulation Unit Value at
   end of period                   $8.471         $6.810        $10.383         $9.603         $8.670
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     309            328            332            326            244
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.810        $10.383         $9.603         $8.670         $8.243
  Accumulation Unit Value at
   end of period                   $8.471         $6.810        $10.383         $9.603         $8.670
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     309            328            332            326            244
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.789        $10.355         $9.582         $8.656         $8.233
  Accumulation Unit Value at
   end of period                   $8.440         $6.789        $10.355         $9.582         $8.656
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              4              9             10             10
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.710        $10.246         $9.490         $8.582         $8.170
  Accumulation Unit Value at
   end of period                   $8.334         $6.710        $10.246         $9.490         $8.582
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             71             80             99             90

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.651         $6.359         $8.167         $9.864        $10.000
  Accumulation Unit Value at
   end of period                   $8.393         $7.651         $6.359         $8.167         $9.864
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     655            737            507            285             57
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.612         $6.335         $8.149         $9.858        $10.000
  Accumulation Unit Value at
   end of period                   $8.338         $7.612         $6.335         $8.149         $9.858
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     163            197            220            171             68
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.607         $6.334         $8.152         $9.768             --
  Accumulation Unit Value at
   end of period                   $8.328         $7.607         $6.334         $8.152             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     118            133            127             94             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.568         $6.311         $6.052             --             --
  Accumulation Unit Value at
   end of period                   $8.273         $7.568         $6.311             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     417            387            218             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.568         $6.311         $8.134         $9.761             --
  Accumulation Unit Value at
   end of period                   $8.273         $7.568         $6.311         $8.134             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     417            387            218             80             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.636             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.243             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.552         $6.307         $6.052             --             --
  Accumulation Unit Value at
   end of period                   $8.243         $7.552         $6.307             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             15              6             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.546         $6.306         $6.052             --             --
  Accumulation Unit Value at
   end of period                   $8.233         $7.546         $6.306             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             10             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.580             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.170             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     119             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.724        $10.271         $9.518         $8.611         $8.203
  Accumulation Unit Value at
   end of period                   $8.346         $6.724        $10.271         $9.518         $8.611
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      40             63             68             48             56
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.724        $10.271         $9.518         $8.611         $8.203
  Accumulation Unit Value at
   end of period                   $8.346         $6.724        $10.271         $9.518         $8.611
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      40             63             68             48             56
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $6.704             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.319             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.574        $10.058         $9.335         $8.458         $8.069
  Accumulation Unit Value at
   end of period                   $8.148         $6.574        $10.058         $9.335         $8.458
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $6.505             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.059             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $6.629             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.208             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $6.579             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.135             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      43             --             --             --             --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.362        $14.813        $14.428        $13.089        $12.923
  Accumulation Unit Value at
   end of period                  $13.211        $11.362        $14.813        $14.428        $13.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,493          1,848          2,234          2,473          2,615
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.219        $14.648        $14.290        $12.983        $12.837
  Accumulation Unit Value at
   end of period                  $13.026        $11.219        $14.648        $14.290        $12.983
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     482            601            787            910            992
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.184        $14.609        $14.258        $12.961        $12.822
  Accumulation Unit Value at
   end of period                  $12.978        $11.184        $14.609        $14.258        $12.961
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     343            410            513            604            669

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.613             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.203             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      51             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.530         $6.302         $6.052             --             --
  Accumulation Unit Value at
   end of period                   $8.203         $7.530         $6.302             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      51             47              9             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.499             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.069             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.784        $10.284        $11.008        $11.147        $10.000
  Accumulation Unit Value at
   end of period                  $12.923        $11.784        $10.284        $11.008        $11.147
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,750          2,852          2,458            786             71
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.723        $10.246        $10.984        $11.139        $10.000
  Accumulation Unit Value at
   end of period                  $12.837        $11.723        $10.246        $10.984        $11.139
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,058          1,154          1,063            284             22
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.715        $10.244        $10.988        $11.088             --
  Accumulation Unit Value at
   end of period                  $12.822        $11.715        $10.244        $10.988             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     687            698            691            469             --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.043        $14.447        $14.121        $12.856        $12.737
  Accumulation Unit Value at
   end of period                  $12.795        $11.043        $14.447        $14.121        $12.856
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,497          1,776          2,554          3,065          3,432
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.043        $14.447        $14.121        $12.856        $12.737
  Accumulation Unit Value at
   end of period                  $12.795        $11.043        $14.447        $14.121        $12.856
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,497          1,776          2,554          3,065          3,432
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.937        $14.330        $14.028        $12.790        $12.691
  Accumulation Unit Value at
   end of period                  $12.654        $10.937        $14.330        $14.028        $12.790
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,546          1,789          1,731          1,608          1,307
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.937        $14.330        $14.028        $12.790        $12.691
  Accumulation Unit Value at
   end of period                  $12.654        $10.937        $14.330        $14.028        $12.790
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,546          1,789          1,731          1,608          1,307
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.902        $14.291        $13.997        $12.768        $12.675
  Accumulation Unit Value at
   end of period                  $12.607        $10.902        $14.291        $13.997        $12.768
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             76            108            114            127
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.789        $14.157        $13.879        $12.673        $12.594
  Accumulation Unit Value at
   end of period                  $12.463        $10.789        $14.157        $13.879        $12.673
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     352            410            578            682            827
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.798        $14.176        $13.905        $12.703        $12.630
  Accumulation Unit Value at
   end of period                  $12.467        $10.798        $14.176        $13.905        $12.703
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     247            319            294            348            394
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.798        $14.176        $13.905        $12.703        $12.630
  Accumulation Unit Value at
   end of period                  $12.467        $10.798        $14.176        $13.905        $12.703
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     247            319            294            348            394
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.767             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.426             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     258             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.569        $13.897        $13.652        $12.491        $12.437
  Accumulation Unit Value at
   end of period                  $12.185        $10.569        $13.897        $13.652        $12.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      78             62             30              6              4

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.655        $10.207         $9.738             --             --
  Accumulation Unit Value at
   end of period                  $12.737        $11.655        $10.207             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,602          3,595          1,653             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.655        $10.207        $10.964        $11.079             --
  Accumulation Unit Value at
   end of period                  $12.737        $11.655        $10.207        $10.964             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,602          3,595          1,653            472             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.783             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.691             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     567             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.630        $10.200         $9.737             --             --
  Accumulation Unit Value at
   end of period                  $12.691        $11.630        $10.200             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     567            505            109             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.622        $10.198         $9.737             --             --
  Accumulation Unit Value at
   end of period                  $12.675        $11.622        $10.198             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     142            136             61             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.709             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.594             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     858             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.748             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.630             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     409             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.597        $10.192         $9.737             --             --
  Accumulation Unit Value at
   end of period                  $12.630        $11.597        $10.192             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     409            403            112             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.585             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.437             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.012             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.537             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     238             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.646             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.261             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      94             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.566             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.151             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     259             --             --             --             --
MORGAN STANLEY -- BALANCED
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.155        $14.638        $14.343        $12.957        $12.191
  Accumulation Unit Value at
   end of period                  $13.084        $11.155        $14.638        $14.343        $12.957
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     228            282            348            401            415
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.014        $14.475        $14.205        $12.852        $12.110
  Accumulation Unit Value at
   end of period                  $12.900        $11.014        $14.475        $14.205        $12.852
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     151            235            290            391            443
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.979        $14.437        $14.174        $12.830        $12.096
  Accumulation Unit Value at
   end of period                  $12.853        $10.979        $14.437        $14.174        $12.830
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      49             63             73             83             64
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.841        $14.276        $14.038        $12.726        $12.016
  Accumulation Unit Value at
   end of period                  $12.672        $10.841        $14.276        $14.038        $12.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     157            201            287            332            371
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.841        $14.276        $14.038        $12.726        $12.016
  Accumulation Unit Value at
   end of period                  $12.672        $10.841        $14.276        $14.038        $12.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     157            201            287            332            371
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.737        $14.161        $13.945        $12.661        $11.972
  Accumulation Unit Value at
   end of period                  $12.532        $10.737        $14.161        $13.945        $12.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     182            222            174            170            142
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.737        $14.161        $13.945        $12.661        $11.972
  Accumulation Unit Value at
   end of period                  $12.532        $10.737        $14.161        $13.945        $12.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     182            222            174            170            142

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- BALANCED
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.181         $9.497        $10.912        $10.983        $10.000
  Accumulation Unit Value at
   end of period                  $12.191        $11.181         $9.497        $10.912        $10.983
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     434            457            450            286             41
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.123         $9.462        $10.889        $10.975        $10.000
  Accumulation Unit Value at
   end of period                  $12.110        $11.123         $9.462        $10.889        $10.975
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     500            573            297            169             67
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.116         $9.460        $10.892        $11.124             --
  Accumulation Unit Value at
   end of period                  $12.096        $11.116         $9.460        $10.892             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      67             81            104             79             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.058         $9.426         $9.442             --             --
  Accumulation Unit Value at
   end of period                  $12.016        $11.058         $9.426             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     419            432            241             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.058         $9.426        $10.869        $11.116             --
  Accumulation Unit Value at
   end of period                  $12.016        $11.058         $9.426        $10.869             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     419            432            241             98             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.144             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.972             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      98             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.035         $9.420         $9.442             --             --
  Accumulation Unit Value at
   end of period                  $11.972        $11.035         $9.420             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      98             47             23             --             --

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.703        $14.123        $13.914        $12.639        $11.958
  Accumulation Unit Value at
   end of period                  $12.485        $10.703        $14.123        $13.914        $12.639
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              9              9             10             12
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.631        $14.041        $13.848        $12.592        $11.924
  Accumulation Unit Value at
   end of period                  $12.389        $10.631        $14.041        $13.848        $12.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             34             61             56             41
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.600        $14.008        $13.822        $12.575        $11.914
  Accumulation Unit Value at
   end of period                  $12.347        $10.600        $14.008        $13.822        $12.575
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             16             35             42             43
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.600        $14.008        $13.822        $12.575        $11.914
  Accumulation Unit Value at
   end of period                  $12.347        $10.600        $14.008        $13.822        $12.575
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             16             35             42             43
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.570             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.306             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.518        $13.920        $13.756        $12.533        $11.892
  Accumulation Unit Value at
   end of period                  $12.232        $10.518        $13.920        $13.756        $12.533
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14              6              2             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.491             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.196             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.451             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.143             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.373             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.034             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      29             --             --             --             --
MORGAN STANLEY -- CAPITAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.401         $8.727         $7.287         $7.130         $6.282
  Accumulation Unit Value at
   end of period                   $7.183         $4.401         $8.727         $7.287         $7.130
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     230            286            324            374            288

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.027         $9.418         $9.442             --             --
  Accumulation Unit Value at
   end of period                  $11.958        $11.027         $9.418             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             25              5             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.115             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.924             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.111             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.914             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      82             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.004         $9.412         $9.442             --             --
  Accumulation Unit Value at
   end of period                  $11.914        $11.004         $9.412             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      82             93             21             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.106             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.892             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- CAPITAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $5.938         $4.762         $6.716         $8.064        $10.000
  Accumulation Unit Value at
   end of period                   $6.282         $5.938         $4.762         $6.716         $8.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     240            292            329            302            150

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.346         $8.631         $7.217         $7.072         $6.240
  Accumulation Unit Value at
   end of period                   $7.082         $4.346         $8.631         $7.217         $7.072
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      49             86             86             94             99
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.332         $8.607         $7.201         $7.060         $6.233
  Accumulation Unit Value at
   end of period                   $7.056         $4.332         $8.607         $7.201         $7.060
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      78             86             81             94             96
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.277         $8.512         $7.132         $7.002         $6.191
  Accumulation Unit Value at
   end of period                   $6.957         $4.277         $8.512         $7.132         $7.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     118            167            264            281            293
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.277         $8.512         $7.132         $7.002         $6.191
  Accumulation Unit Value at
   end of period                   $6.957         $4.277         $8.512         $7.132         $7.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     118            167            264            281            293
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.236         $8.443         $7.085         $6.967         $6.169
  Accumulation Unit Value at
   end of period                   $6.880         $4.236         $8.443         $7.085         $6.967
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     608            650            590            701            530
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.236         $8.443         $7.085         $6.967         $6.169
  Accumulation Unit Value at
   end of period                   $6.880         $4.236         $8.443         $7.085         $6.967
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     608            650            590            701            530
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.223         $8.420         $7.069         $6.955         $6.161
  Accumulation Unit Value at
   end of period                   $6.854         $4.223         $8.420         $7.069         $6.955
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              3              3              4              5
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.194         $8.372         $7.035         $6.928         $6.144
  Accumulation Unit Value at
   end of period                   $6.801         $4.194         $8.372         $7.035         $6.928
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      58             63             94            147            114
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.182         $8.352         $7.022         $6.919         $6.139
  Accumulation Unit Value at
   end of period                   $6.778         $4.182         $8.352         $7.022         $6.919
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             28             29             34             40
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $4.182         $8.352         $7.022         $6.919         $6.139
  Accumulation Unit Value at
   end of period                   $6.778         $4.182         $8.352         $7.022         $6.919
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             28             29             34             40

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.908         $4.745         $6.701         $8.059        $10.000
  Accumulation Unit Value at
   end of period                   $6.240         $5.908         $4.745         $6.701         $8.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     145            158            170            108             76
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.904         $4.744         $6.704         $8.453             --
  Accumulation Unit Value at
   end of period                   $6.233         $5.904         $4.744         $6.704             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      66             66             42             27             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.873         $4.727         $4.591             --             --
  Accumulation Unit Value at
   end of period                   $6.191         $5.873         $4.727             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     250            256            109             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.873         $4.727         $6.689         $8.446             --
  Accumulation Unit Value at
   end of period                   $6.191         $5.873         $4.727         $6.689             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     250            256            109             70             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.964             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.169             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      98             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.861         $4.724         $4.591             --             --
  Accumulation Unit Value at
   end of period                   $6.169         $5.861         $4.724             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      98             22              8             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.857         $4.723         $4.591             --             --
  Accumulation Unit Value at
   end of period                   $6.161         $5.857         $4.723             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             10              2             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.948             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.144             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      40             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.946             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.139             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.844         $4.720         $4.590             --             --
  Accumulation Unit Value at
   end of period                   $6.139         $5.844         $4.720             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47             45             11             --             --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.170             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.756             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $4.149         $8.299         $6.988         $6.896         $6.128
  Accumulation Unit Value at
   end of period                   $6.715         $4.149         $8.299         $6.988         $6.896
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12              3              2             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.139             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.695             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.123             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.666             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $4.092             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.606             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      82             --             --             --             --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.723         $5.436         $4.634         $4.375         $3.633
  Accumulation Unit Value at
   end of period                   $4.541         $2.723         $5.436         $4.634         $4.375
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     364            443            552            651          1,134
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.689         $5.376         $4.590         $4.339         $3.609
  Accumulation Unit Value at
   end of period                   $4.477         $2.689         $5.376         $4.590         $4.339
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     129            178            250            292            346
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.680         $5.362         $4.580         $4.332         $3.605
  Accumulation Unit Value at
   end of period                   $4.460         $2.680         $5.362         $4.580         $4.332
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      58            101             84            112            124
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.646         $5.302         $4.536         $4.297         $3.581
  Accumulation Unit Value at
   end of period                   $4.398         $2.646         $5.302         $4.536         $4.297
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     252            328            421            507            541
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.646         $5.302         $4.536         $4.297         $3.581
  Accumulation Unit Value at
   end of period                   $4.398         $2.646         $5.302         $4.536         $4.297
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     252            328            421            507            541

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.943             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.128             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $3.013         $2.163         $3.921         $6.276        $10.000
  Accumulation Unit Value at
   end of period                   $3.633         $3.013         $2.163         $3.921         $6.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,299          1,482          1,347          1,539            396
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.998         $2.155         $3.913         $6.272        $10.000
  Accumulation Unit Value at
   end of period                   $3.609         $2.998         $2.155         $3.913         $6.272
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     393            482            476            418            200
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.996         $2.155         $3.914         $6.888             --
  Accumulation Unit Value at
   end of period                   $3.605         $2.996         $2.155         $3.914             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     138            155            173            154             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.980         $2.147         $2.025             --             --
  Accumulation Unit Value at
   end of period                   $3.581         $2.980         $2.147             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     631            735            593             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $2.980         $2.147         $3.906         $6.883             --
  Accumulation Unit Value at
   end of period                   $3.581         $2.980         $2.147         $3.906             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     631            735            593            310             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.621         $5.259         $4.506         $4.275         $3.568
  Accumulation Unit Value at
   end of period                   $4.349         $2.621         $5.259         $4.506         $4.275
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     262            114            105             90             64
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.621         $5.259         $4.506         $4.275         $3.568
  Accumulation Unit Value at
   end of period                   $4.349         $2.621         $5.259         $4.506         $4.275
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     262            114            105             90             64
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.613         $5.245         $4.496         $4.267         $3.564
  Accumulation Unit Value at
   end of period                   $4.333         $2.613         $5.245         $4.496         $4.267
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              3              8             15             14
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.595         $5.215         $4.474         $4.251         $3.554
  Accumulation Unit Value at
   end of period                   $4.299         $2.595         $5.215         $4.474         $4.251
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             55             60            128             80
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.588         $5.203         $4.466         $4.246         $3.551
  Accumulation Unit Value at
   end of period                   $4.285         $2.588         $5.203         $4.466         $4.246
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47             65             85             91             94
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.588         $5.203         $4.466         $4.246         $3.551
  Accumulation Unit Value at
   end of period                   $4.285         $2.588         $5.203         $4.466         $4.246
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47             65             85             91             94
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $2.580             --             --             --             --
  Accumulation Unit Value at
   end of period                   $4.271             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $2.567         $5.170         $4.445         $4.232         $3.544
  Accumulation Unit Value at
   end of period                   $4.245         $2.567         $5.170         $4.445         $4.232
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             12              7             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $2.561             --             --             --             --
  Accumulation Unit Value at
   end of period                   $4.232             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $2.551             --             --             --             --
  Accumulation Unit Value at
   end of period                   $4.214             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $3.061             --             --             --             --
  Accumulation Unit Value at
   end of period                   $3.568             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.974         $2.146         $2.024             --             --
  Accumulation Unit Value at
   end of period                   $3.568         $2.974         $2.146             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             45              3             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.972         $2.145         $2.024             --             --
  Accumulation Unit Value at
   end of period                   $3.564         $2.972         $2.145             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             29              4             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $3.053             --             --             --             --
  Accumulation Unit Value at
   end of period                   $3.554             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      69             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $3.052             --             --             --             --
  Accumulation Unit Value at
   end of period                   $3.551             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     113             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $2.965         $2.144         $2.024             --             --
  Accumulation Unit Value at
   end of period                   $3.551         $2.965         $2.144             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     113            108             17             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $3.051             --             --             --             --
  Accumulation Unit Value at
   end of period                   $3.544             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $2.532             --             --             --             --
  Accumulation Unit Value at
   end of period                   $4.176             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             --             --             --             --
MORGAN STANLEY -- DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.133        $13.056        $12.749        $11.661        $11.240
  Accumulation Unit Value at
   end of period                   $9.944         $8.133        $13.056        $12.749        $11.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     420            588            763            877          1,119
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.031        $12.911        $12.626        $11.566        $11.165
  Accumulation Unit Value at
   end of period                   $9.804         $8.031        $12.911        $12.626        $11.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     153            204            264            324            400
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.005        $12.876        $12.599        $11.547        $11.152
  Accumulation Unit Value at
   end of period                   $9.768         $8.005        $12.876        $12.599        $11.547
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     133            154            204            223            242
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.905        $12.733        $12.478        $11.453        $11.078
  Accumulation Unit Value at
   end of period                   $9.630         $7.905        $12.733        $12.478        $11.453
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     390            540            765            953          1,117
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.905        $12.733        $12.478        $11.453        $11.078
  Accumulation Unit Value at
   end of period                   $9.630         $7.905        $12.733        $12.478        $11.453
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     390            540            765            953          1,117
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.829        $12.630        $12.395        $11.394        $11.038
  Accumulation Unit Value at
   end of period                   $9.524         $7.829        $12.630        $12.395        $11.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     283            294            257            216            197
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.829        $12.630        $12.395        $11.394        $11.038
  Accumulation Unit Value at
   end of period                   $9.524         $7.829        $12.630        $12.395        $11.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     283            294            257            216            197
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.804        $12.596        $12.368        $11.375        $11.024
  Accumulation Unit Value at
   end of period                   $9.488         $7.804        $12.596        $12.368        $11.375
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             17             26             28             33
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.751        $12.523        $12.309        $11.332        $10.994
  Accumulation Unit Value at
   end of period                   $9.415         $7.751        $12.523        $12.309        $11.332
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      86             93            101            122            134

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.561         $8.410        $10.430        $11.228        $10.000
  Accumulation Unit Value at
   end of period                  $11.240        $10.561         $8.410        $10.430        $11.228
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,327          1,527          1,369            938            157
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.507         $8.379        $10.407        $11.221        $10.000
  Accumulation Unit Value at
   end of period                  $11.165        $10.507         $8.379        $10.407        $11.221
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     475            537            543            369             72
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.500         $8.377        $10.410        $11.130             --
  Accumulation Unit Value at
   end of period                  $11.152        $10.500         $8.377        $10.410             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     261            287            333            231             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.446         $8.347         $8.366             --             --
  Accumulation Unit Value at
   end of period                  $11.078        $10.446         $8.347             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,271          1,271            894             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.446         $8.347        $10.388        $11.121             --
  Accumulation Unit Value at
   end of period                  $11.078        $10.446         $8.347        $10.388             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,271          1,271            894            398             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.434             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.038             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     158             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.423         $8.342         $8.366             --             --
  Accumulation Unit Value at
   end of period                  $11.038        $10.423         $8.342             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     158            142             27             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.416         $8.340         $8.366             --             --
  Accumulation Unit Value at
   end of period                  $11.024        $10.416         $8.340             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             56             28             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.407             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.994             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     163             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.729        $12.494        $12.286        $11.317        $10.984
  Accumulation Unit Value at
   end of period                   $9.383         $7.729        $12.494        $12.286        $11.317
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      77            112            150            183            200
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.729        $12.494        $12.286        $11.317        $10.984
  Accumulation Unit Value at
   end of period                   $9.383         $7.729        $12.494        $12.286        $11.317
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      77            112            150            183            200
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.707             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.352             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      65             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.669        $12.415        $12.227        $11.279        $10.964
  Accumulation Unit Value at
   end of period                   $9.296         $7.669        $12.415        $12.227        $11.279
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             31             25             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.649             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.268             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      42             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.620             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.228             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.563             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.145             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      41             --             --             --             --
MORGAN STANLEY -- EQUALLY-
 WEIGHTED S&P 500 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.564        $16.234        $16.279        $14.327        $13.520
  Accumulation Unit Value at
   end of period                  $13.642         $9.564        $16.234        $16.279        $14.327
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     514            594            728            798            866
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.444        $16.054        $16.122        $14.210        $13.431
  Accumulation Unit Value at
   end of period                  $13.450         $9.444        $16.054        $16.122        $14.210
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     136            198            279            340            420
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.414        $16.011        $16.087        $14.187        $13.415
  Accumulation Unit Value at
   end of period                  $13.401         $9.414        $16.011        $16.087        $14.187
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     130            149            158            167            158

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.403             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.984             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     215             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.394         $8.335         $8.366             --             --
  Accumulation Unit Value at
   end of period                  $10.984        $10.394         $8.335             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     215            222             71             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.398             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.964             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- EQUALLY-
 WEIGHTED S&P 500 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.798         $8.750        $10.600        $10.984        $10.000
  Accumulation Unit Value at
   end of period                  $13.520        $11.798         $8.750        $10.600        $10.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     835            855            701            388             39
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.737         $8.718        $10.577        $10.977        $10.000
  Accumulation Unit Value at
   end of period                  $13.431        $11.737         $8.718        $10.577        $10.977
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     419            436            377            165             29
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.729         $8.716        $10.581        $11.077             --
  Accumulation Unit Value at
   end of period                  $13.415        $11.729         $8.716        $10.581             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     135            142            122             81             --

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.295        $15.834        $15.932        $14.071        $13.326
  Accumulation Unit Value at
   end of period                  $13.212         $9.295        $15.834        $15.932        $14.071
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     361            435            746            949          1,036
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.295        $15.834        $15.932        $14.071        $13.326
  Accumulation Unit Value at
   end of period                  $13.212         $9.295        $15.834        $15.932        $14.071
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     361            435            746            949          1,036
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.206        $15.705        $15.827        $13.999        $13.277
  Accumulation Unit Value at
   end of period                  $13.066         $9.206        $15.705        $15.827        $13.999
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     722            756            790            807            699
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.206        $15.705        $15.827        $13.999        $13.277
  Accumulation Unit Value at
   end of period                  $13.066         $9.206        $15.705        $15.827        $13.999
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     722            756            790            807            699
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.177        $15.663        $15.792        $13.975        $13.261
  Accumulation Unit Value at
   end of period                  $13.018         $9.177        $15.663        $15.792        $13.975
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             19             45             50             58
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.115        $15.572        $15.717        $13.923        $13.224
  Accumulation Unit Value at
   end of period                  $12.917         $9.115        $15.572        $15.717        $13.923
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     110            123            151            202            211
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.089        $15.536        $15.688        $13.904        $13.213
  Accumulation Unit Value at
   end of period                  $12.874         $9.089        $15.536        $15.688        $13.904
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      74             89             98            122            131
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.089        $15.536        $15.688        $13.904        $13.213
  Accumulation Unit Value at
   end of period                  $12.874         $9.089        $15.536        $15.688        $13.904
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      74             89             98            122            131
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.063             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.831             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     106             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.018        $15.438        $15.612        $13.858        $13.189
  Accumulation Unit Value at
   end of period                  $12.754         $9.018        $15.438        $15.612        $13.858
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             22             13              1             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.668         $8.684         $8.284             --             --
  Accumulation Unit Value at
   end of period                  $13.326        $11.668         $8.684             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,035            987            486             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.668         $8.684        $10.558        $11.069             --
  Accumulation Unit Value at
   end of period                  $13.326        $11.668         $8.684        $10.558             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,035            987            486            173             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.890             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.277             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     214             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.644         $8.679         $8.284             --             --
  Accumulation Unit Value at
   end of period                  $13.277        $11.644         $8.679             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     214            158             48             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.635         $8.677         $8.284             --             --
  Accumulation Unit Value at
   end of period                  $13.261        $11.635         $8.677             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             54             25             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.859             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.224             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     206             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.855             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.213             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     140             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.611         $8.672         $8.284             --             --
  Accumulation Unit Value at
   end of period                  $13.213        $11.611         $8.672             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     140            141             80             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.849             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.189             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.995             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.716             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      97             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.961             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.661             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.894             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.547             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      91             --             --             --             --
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.233        $12.000        $11.754        $11.290        $11.167
  Accumulation Unit Value at
   end of period                  $10.865         $9.233        $12.000        $11.754        $11.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     198            235            353            358            434
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.117        $11.867        $11.641        $11.198        $11.093
  Accumulation Unit Value at
   end of period                  $10.713         $9.117        $11.867        $11.641        $11.198
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      66            101            161            173            163
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.088        $11.835        $11.615        $11.179        $11.080
  Accumulation Unit Value at
   end of period                  $10.673         $9.088        $11.835        $11.615        $11.179
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             67             76             99            104
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.974        $11.704        $11.504        $11.089        $11.007
  Accumulation Unit Value at
   end of period                  $10.523         $8.974        $11.704        $11.504        $11.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     251            311            360            403            430
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.974        $11.704        $11.504        $11.089        $11.007
  Accumulation Unit Value at
   end of period                  $10.523         $8.974        $11.704        $11.504        $11.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     251            311            360            403            430
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.888        $11.609        $11.428        $11.032        $10.967
  Accumulation Unit Value at
   end of period                  $10.407         $8.888        $11.609        $11.428        $11.032
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     180            187            211            195            169
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.888        $11.609        $11.428        $11.032        $10.967
  Accumulation Unit Value at
   end of period                  $10.407         $8.888        $11.609        $11.428        $11.032
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     180            187            211            195            169

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.633         $9.539         $8.917         $9.470        $10.000
  Accumulation Unit Value at
   end of period                  $11.167        $10.633         $9.539         $8.917         $9.470
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     488            544            530            206             41
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.578         $9.505         $8.898         $9.464        $10.000
  Accumulation Unit Value at
   end of period                  $11.093        $10.578         $9.505         $8.898         $9.464
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     171            216            428             89             17
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.571         $9.503         $8.901         $9.628             --
  Accumulation Unit Value at
   end of period                  $11.080        $10.571         $9.503         $8.901             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     117            136            132             55             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.517         $9.468         $9.066             --             --
  Accumulation Unit Value at
   end of period                  $11.007        $10.517         $9.468             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     478            509            325             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.517         $9.468         $8.882         $9.621             --
  Accumulation Unit Value at
   end of period                  $11.007        $10.517         $9.468         $8.882             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     478            509            325             53             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.558             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.967             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     129             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.494         $9.462         $9.065             --             --
  Accumulation Unit Value at
   end of period                  $10.967        $10.494         $9.462             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     129            125             19             --             --

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.859        $11.578        $11.402        $11.013        $10.954
  Accumulation Unit Value at
   end of period                  $10.368         $8.859        $11.578        $11.402        $11.013
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             17             32             33             33
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.799        $11.511        $11.348        $10.971        $10.923
  Accumulation Unit Value at
   end of period                  $10.288         $8.799        $11.511        $11.348        $10.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     101             95             82             92             97
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.775        $11.484        $11.327        $10.957        $10.914
  Accumulation Unit Value at
   end of period                  $10.253         $8.775        $11.484        $11.327        $10.957
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      58             80             82             84             87
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.775        $11.484        $11.327        $10.957        $10.914
  Accumulation Unit Value at
   end of period                  $10.253         $8.775        $11.484        $11.327        $10.957
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      58             80             82             84             87
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.750             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.219             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.706        $11.411        $11.272        $10.920        $10.894
  Accumulation Unit Value at
   end of period                  $10.158         $8.706        $11.411        $11.272        $10.920
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              7              6             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.684             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.128             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      29             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.651             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.084             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.586             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.993             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      28             --             --             --             --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $4.078         $8.548         $7.084         $7.182         $6.387
  Accumulation Unit Value at
   end of period                   $6.886         $4.078         $8.548         $7.084         $7.182
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     634            788          1,115          1,330          1,637

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.487         $9.460         $9.065             --             --
  Accumulation Unit Value at
   end of period                  $10.954        $10.487         $9.460             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             43             16             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.530             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.923             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      97             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.526             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.914             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      98             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.464         $9.454         $9.065             --             --
  Accumulation Unit Value at
   end of period                  $10.914        $10.464         $9.454             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      98            108             40             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.521             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.894             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.005         $5.069         $6.574         $9.489        $10.000
  Accumulation Unit Value at
   end of period                   $6.387         $6.005         $5.069         $6.574         $9.489
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,959          2,434          2,610          2,333            845

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.026         $8.453         $7.016         $7.124         $6.344
  Accumulation Unit Value at
   end of period                   $6.790         $4.026         $8.453         $7.016         $7.124
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     294            338            461            525            625
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $4.014         $8.430         $7.000         $7.112         $6.337
  Accumulation Unit Value at
   end of period                   $6.765         $4.014         $8.430         $7.000         $7.112
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     123            144            204            244            285
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $3.963         $8.337         $6.933         $7.054         $6.295
  Accumulation Unit Value at
   end of period                   $6.669         $3.963         $8.337         $6.933         $7.054
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     542            658            907          1,245          1,444
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $3.963         $8.337         $6.933         $7.054         $6.295
  Accumulation Unit Value at
   end of period                   $6.669         $3.963         $8.337         $6.933         $7.054
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     542            658            907          1,245          1,444
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $3.925         $8.269         $6.887         $7.018         $6.272
  Accumulation Unit Value at
   end of period                   $6.596         $3.925         $8.269         $6.887         $7.018
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     307            355            340            267            270
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $3.925         $8.269         $6.887         $7.018         $6.272
  Accumulation Unit Value at
   end of period                   $6.596         $3.925         $8.269         $6.887         $7.018
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     307            355            340            267            270
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $3.913         $8.247         $6.872         $7.006         $6.264
  Accumulation Unit Value at
   end of period                   $6.571         $3.913         $8.247         $6.872         $7.006
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             37             46             53             55
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $3.886         $8.199         $6.839         $6.980         $6.247
  Accumulation Unit Value at
   end of period                   $6.520         $3.886         $8.199         $6.839         $6.980
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     122            124             98            118            122
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $3.875         $8.180         $6.827         $6.970         $6.242
  Accumulation Unit Value at
   end of period                   $6.498         $3.875         $8.180         $6.827         $6.970
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      89            108            234            262            283
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $3.875         $8.180         $6.827         $6.970         $6.242
  Accumulation Unit Value at
   end of period                   $6.498         $3.875         $8.180         $6.827         $6.970
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      89            108            234            262            283

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.974         $5.051         $6.560         $9.483        $10.000
  Accumulation Unit Value at
   end of period                   $6.344         $5.974         $5.051         $6.560         $9.483
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     736            902            931            869            363
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.970         $5.050         $6.562         $8.910             --
  Accumulation Unit Value at
   end of period                   $6.337         $5.970         $5.050         $6.562             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     326            393            440            388             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.939         $5.031         $5.047             --             --
  Accumulation Unit Value at
   end of period                   $6.295         $5.939         $5.031             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,636          2,055          1,188             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.939         $5.031         $6.548         $8.903             --
  Accumulation Unit Value at
   end of period                   $6.295         $5.939         $5.031         $6.548             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,636          2,055          1,188            618             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.972             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.272             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     294             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.927         $5.028         $5.047             --             --
  Accumulation Unit Value at
   end of period                   $6.272         $5.927         $5.028             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     294            324             81             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.923         $5.027         $5.047             --             --
  Accumulation Unit Value at
   end of period                   $6.264         $5.923         $5.027             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52             66             27             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.957             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.247             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     135             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.954             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.242             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     331             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.910         $5.024         $5.047             --             --
  Accumulation Unit Value at
   end of period                   $6.242         $5.910         $5.024             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     331            333            133             --             --

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $3.864             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.477             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      48             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $3.845         $8.128         $6.794         $6.947         $6.230
  Accumulation Unit Value at
   end of period                   $6.438         $3.845         $8.128         $6.794         $6.947
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             32             15              4              4
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $3.835             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.419             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $3.820             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.391             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $3.792             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.334             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             --             --             --             --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.015        $12.177        $10.336         $8.732         $7.641
  Accumulation Unit Value at
   end of period                   $9.331         $8.015        $12.177        $10.336         $8.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     314            373            464            527            587
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.914        $12.042        $10.237         $8.661         $7.590
  Accumulation Unit Value at
   end of period                   $9.200         $7.914        $12.042        $10.237         $8.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93            127            165            200            219
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.889        $12.010        $10.215         $8.646         $7.581
  Accumulation Unit Value at
   end of period                   $9.166         $7.889        $12.010        $10.215         $8.646
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      69            100            108            113            120
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.790        $11.877        $10.116         $8.576         $7.531
  Accumulation Unit Value at
   end of period                   $9.037         $7.790        $11.877        $10.116         $8.576
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     219            250            310            352            397
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.790        $11.877        $10.116         $8.576         $7.531
  Accumulation Unit Value at
   end of period                   $9.037         $7.790        $11.877        $10.116         $8.576
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     219            250            310            352            397

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.952             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.230             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.247         $5.276         $6.744         $9.213        $10.000
  Accumulation Unit Value at
   end of period                   $7.641         $6.247         $5.276         $6.744         $9.213
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     701            895          1,079          1,077            320
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.215         $5.257         $6.729         $9.207        $10.000
  Accumulation Unit Value at
   end of period                   $7.590         $6.215         $5.257         $6.729         $9.207
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     239            267            285            264            150
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.211         $5.256         $6.731         $9.275             --
  Accumulation Unit Value at
   end of period                   $7.581         $6.211         $5.256         $6.731             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     143            152            155             69             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.179         $5.237         $5.021             --             --
  Accumulation Unit Value at
   end of period                   $7.531         $6.179         $5.237             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     403            413            325             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.179         $5.237         $6.717         $9.268             --
  Accumulation Unit Value at
   end of period                   $7.531         $6.179         $5.237         $6.717             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     403            413            325            207             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.715        $11.780        $10.050         $8.532         $7.503
  Accumulation Unit Value at
   end of period                   $8.937         $7.715        $11.780        $10.050         $8.532
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      77            107             73             43             43
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.715        $11.780        $10.050         $8.532         $7.503
  Accumulation Unit Value at
   end of period                   $8.937         $7.715        $11.780        $10.050         $8.532
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      77            107             73             43             43
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.690        $11.749        $10.027         $8.517         $7.494
  Accumulation Unit Value at
   end of period                   $8.904         $7.690        $11.749        $10.027         $8.517
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             14             17             20             27
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.638        $11.681         $9.980         $8.485         $7.473
  Accumulation Unit Value at
   end of period                   $8.835         $7.638        $11.681         $9.980         $8.485
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      42             41             35             46             54
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.617        $11.654         $9.961         $8.474         $7.467
  Accumulation Unit Value at
   end of period                   $8.805         $7.617        $11.654         $9.961         $8.474
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             33             48             55             58
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.617        $11.654         $9.961         $8.474         $7.467
  Accumulation Unit Value at
   end of period                   $8.805         $7.617        $11.654         $9.961         $8.474
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             33             48             55             58
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.595             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.776             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      41             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.557        $11.580         $9.913         $8.446         $7.453
  Accumulation Unit Value at
   end of period                   $8.723         $7.557        $11.580         $9.913         $8.446
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13              7              4              1             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.538             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.697             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.509             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.660             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.375             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.503             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.166         $5.233         $5.021             --             --
  Accumulation Unit Value at
   end of period                   $7.503         $6.166         $5.233             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             33              8             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.161         $5.232         $5.021             --             --
  Accumulation Unit Value at
   end of period                   $7.494         $6.161         $5.232             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             25              9             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.358             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.473             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      59             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.356             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.467             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      61             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.148         $5.229         $5.021             --             --
  Accumulation Unit Value at
   end of period                   $7.467         $6.148         $5.229             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      61             62             12             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.353             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.453             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.453             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.582             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             --             --             --             --
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $5.865        $11.493         $9.512         $8.745         $7.497
  Accumulation Unit Value at
   end of period                   $9.247         $5.865        $11.493         $9.512         $8.745
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     135            139            182            199            346
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.791        $11.366         $9.421         $8.674         $7.448
  Accumulation Unit Value at
   end of period                   $9.116         $5.791        $11.366         $9.421         $8.674
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             35             50             53             64
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.773        $11.335         $9.400         $8.659         $7.439
  Accumulation Unit Value at
   end of period                   $9.083         $5.773        $11.335         $9.400         $8.659
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             18             24             28             28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.700        $11.209         $9.310         $8.589         $7.389
  Accumulation Unit Value at
   end of period                   $8.955         $5.700        $11.209         $9.310         $8.589
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104            126            182            216            226
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $5.700        $11.209         $9.310         $8.589         $7.389
  Accumulation Unit Value at
   end of period                   $8.955         $5.700        $11.209         $9.310         $8.589
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104            126            182            216            226
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.645        $11.119         $9.249         $8.545         $7.363
  Accumulation Unit Value at
   end of period                   $8.856         $5.645        $11.119         $9.249         $8.545
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     131            116             89             59             52
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.645        $11.119         $9.249         $8.545         $7.363
  Accumulation Unit Value at
   end of period                   $8.856         $5.645        $11.119         $9.249         $8.545
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     131            116             89             59             52
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.627        $11.089         $9.228         $8.531         $7.354
  Accumulation Unit Value at
   end of period                   $8.823         $5.627        $11.089         $9.228         $8.531
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             23              8             10             20
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.589        $11.025         $9.184         $8.498         $7.333
  Accumulation Unit Value at
   end of period                   $8.755         $5.589        $11.025         $9.184         $8.498
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             16             27             46             44

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $6.241         $4.488         $6.324         $8.637        $10.000
  Accumulation Unit Value at
   end of period                   $7.497         $6.241         $4.488         $6.324         $8.637
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     369            420            283            234            111
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.209         $4.471         $6.310         $8.632        $10.000
  Accumulation Unit Value at
   end of period                   $7.448         $6.209         $4.471         $6.310         $8.632
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      73             95            106             89             49
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.205         $4.470         $6.312         $8.704             --
  Accumulation Unit Value at
   end of period                   $7.439         $6.205         $4.470         $6.312             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             27             32             28             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.173         $4.454         $4.265             --             --
  Accumulation Unit Value at
   end of period                   $7.389         $6.173         $4.454             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     247            236             94             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $6.173         $4.454         $6.299         $8.697             --
  Accumulation Unit Value at
   end of period                   $7.389         $6.173         $4.454         $6.299             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     247            236             94             54             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.316             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.363             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.159         $4.451         $4.265             --             --
  Accumulation Unit Value at
   end of period                   $7.363         $6.159         $4.451             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             17              4             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.155         $4.450         $4.265             --             --
  Accumulation Unit Value at
   end of period                   $7.354         $6.155         $4.450             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             23             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.300             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.333             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      37             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.573        $10.999         $9.167         $8.487         $7.327
  Accumulation Unit Value at
   end of period                   $8.726         $5.573        $10.999         $9.167         $8.487
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             16             13             17             20
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $5.573        $10.999         $9.167         $8.487         $7.327
  Accumulation Unit Value at
   end of period                   $8.726         $5.573        $10.999         $9.167         $8.487
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             16             13             17             20
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $5.558             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.697             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $5.530        $10.929         $9.123         $8.459         $7.314
  Accumulation Unit Value at
   end of period                   $8.644         $5.530        $10.929         $9.123         $8.459
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17              4              4             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $5.516             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.619             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $5.495             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.581             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $5.454             --             --             --             --
  Accumulation Unit Value at
   end of period                   $8.504             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             --             --             --             --
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.931        $10.865        $10.537        $10.251        $10.155
  Accumulation Unit Value at
   end of period                  $10.770        $10.931        $10.865        $10.537        $10.251
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     669          1,402            769            648            642
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.794        $10.744        $10.436        $10.168        $10.087
  Accumulation Unit Value at
   end of period                  $10.618        $10.794        $10.744        $10.436        $10.168
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     343            670            330            220            271
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.759        $10.715        $10.413        $10.151        $10.075
  Accumulation Unit Value at
   end of period                  $10.579        $10.759        $10.715        $10.413        $10.151
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     447            323            213            214            181

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.297             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.327             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $6.142         $4.448         $4.265             --             --
  Accumulation Unit Value at
   end of period                   $7.327         $6.142         $4.448             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             19              5             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $6.294             --             --             --             --
  Accumulation Unit Value at
   end of period                   $7.314             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.246        $10.359        $10.403        $10.194        $10.000
  Accumulation Unit Value at
   end of period                  $10.155        $10.246        $10.359        $10.403        $10.194
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     626          1,227          1,631          1,178            137
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.193        $10.322        $10.380        $10.188        $10.000
  Accumulation Unit Value at
   end of period                  $10.087        $10.193        $10.322        $10.380        $10.188
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     348            483            660            450             83
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.186        $10.320        $10.384        $10.228             --
  Accumulation Unit Value at
   end of period                  $10.075        $10.186        $10.320        $10.384             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     191            198            338            415             --

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.624        $10.596        $10.313        $10.069        $10.009
  Accumulation Unit Value at
   end of period                  $10.431        $10.624        $10.596        $10.313        $10.069
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,212          1,965          1,628          1,451            854
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.624        $10.596        $10.313        $10.069        $10.009
  Accumulation Unit Value at
   end of period                  $10.431        $10.624        $10.596        $10.313        $10.069
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,212          1,965          1,628          1,451            854
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.522        $10.511        $10.245        $10.017         $9.972
  Accumulation Unit Value at
   end of period                  $10.315        $10.522        $10.511        $10.245        $10.017
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,422          2,725            923            729            152
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.522        $10.511        $10.245        $10.017         $9.972
  Accumulation Unit Value at
   end of period                  $10.315        $10.522        $10.511        $10.245        $10.017
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,422          2,725            923            729            152
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.489        $10.482        $10.223        $10.000         $9.960
  Accumulation Unit Value at
   end of period                  $10.277        $10.489        $10.482        $10.223        $10.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      39             93            124             80             37
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.417        $10.422        $10.174         $9.962         $9.932
  Accumulation Unit Value at
   end of period                  $10.197        $10.417        $10.422        $10.174         $9.962
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     474            901            553            892             81
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.388        $10.397        $10.155         $9.949         $9.924
  Accumulation Unit Value at
   end of period                  $10.163        $10.388        $10.397        $10.155         $9.949
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     169            396            241            345             50
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.388        $10.397        $10.155         $9.949         $9.924
  Accumulation Unit Value at
   end of period                  $10.163        $10.388        $10.397        $10.155         $9.949
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     169            396            241            345             50
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.359             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.129             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     176             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.307        $10.332        $10.106         $9.916         $9.906
  Accumulation Unit Value at
   end of period                  $10.069        $10.307        $10.332        $10.106         $9.916
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     141             33             11             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.134        $10.282        $10.321             --             --
  Accumulation Unit Value at
   end of period                  $10.009        $10.134        $10.282             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     679            854            768             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.134        $10.282        $10.361        $10.220             --
  Accumulation Unit Value at
   end of period                  $10.009        $10.134        $10.282        $10.361             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     679            854            768            482             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.098             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.972             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     106             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.112        $10.276        $10.321             --             --
  Accumulation Unit Value at
   end of period                   $9.972        $10.112        $10.276             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     106             75             64             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.105        $10.273        $10.320             --             --
  Accumulation Unit Value at
   end of period                   $9.960        $10.105        $10.273             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             53             12             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.072             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.932             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      89             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.068             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.924             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.083        $10.267        $10.320             --             --
  Accumulation Unit Value at
   end of period                   $9.924        $10.083        $10.267             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54            106             75             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.063             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.906             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.281             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.039             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     214             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.242             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.995             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      75             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.165             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.906             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     295             --             --             --             --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.915        $17.617        $17.282        $14.819        $13.607
  Accumulation Unit Value at
   end of period                  $13.553        $10.915        $17.617        $17.282        $14.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     810          1,024          1,265          1,389          1,440
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.777        $17.422        $17.116        $14.699        $13.517
  Accumulation Unit Value at
   end of period                  $13.362        $10.777        $17.422        $17.116        $14.699
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     302            380            498            554            576
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.743        $17.375        $17.079        $14.674        $13.501
  Accumulation Unit Value at
   end of period                  $13.313        $10.743        $17.375        $17.079        $14.674
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     230            285            383            499            503
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.608        $17.182        $16.915        $14.555        $13.411
  Accumulation Unit Value at
   end of period                  $13.126        $10.608        $17.182        $16.915        $14.555
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     861          1,033          1,595          2,008          2,274
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.608        $17.182        $16.915        $14.555        $13.411
  Accumulation Unit Value at
   end of period                  $13.126        $10.608        $17.182        $16.915        $14.555
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     861          1,033          1,595          2,008          2,274
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.506        $17.043        $16.803        $14.481        $13.363
  Accumulation Unit Value at
   end of period                  $12.981        $10.506        $17.043        $16.803        $14.481
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,054          1,247          1,227          1,066            917
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.506        $17.043        $16.803        $14.481        $13.363
  Accumulation Unit Value at
   end of period                  $12.981        $10.506        $17.043        $16.803        $14.481
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,054          1,247          1,227          1,066            917

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.264         $9.947        $11.450        $10.859        $10.000
  Accumulation Unit Value at
   end of period                  $13.607        $12.264         $9.947        $11.450        $10.859
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,487          1,529          1,320            422             16
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.201         $9.911        $11.426        $10.852        $10.000
  Accumulation Unit Value at
   end of period                  $13.517        $12.201         $9.911        $11.426        $10.852
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     624            641            586            130             32
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.192         $9.909        $11.429        $11.403             --
  Accumulation Unit Value at
   end of period                  $13.501        $12.192         $9.909        $11.429             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     503            503            471            272             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.130         $9.873         $9.749             --             --
  Accumulation Unit Value at
   end of period                  $13.411        $12.130         $9.873             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,323          2,327          1,120             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.130         $9.873        $11.405        $11.394             --
  Accumulation Unit Value at
   end of period                  $13.411        $12.130         $9.873        $11.405             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,323          2,327          1,120            247             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.230             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.363             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     455             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.104         $9.867         $9.749             --             --
  Accumulation Unit Value at
   end of period                  $13.363        $12.104         $9.867             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     455            396             83             --             --

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.472        $16.997        $16.766        $14.456        $13.347
  Accumulation Unit Value at
   end of period                  $12.932        $10.472        $16.997        $16.766        $14.456
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      51             68            101            115            125
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.487        $17.038        $16.823        $14.520        $13.419
  Accumulation Unit Value at
   end of period                  $12.937        $10.487        $17.038        $16.823        $14.520
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     267            310            421            533            645
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.372        $16.860        $16.655        $14.382        $13.298
  Accumulation Unit Value at
   end of period                  $12.789        $10.372        $16.860        $16.655        $14.382
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     128            158            196            229            281
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.372        $16.860        $16.655        $14.382        $13.298
  Accumulation Unit Value at
   end of period                  $12.789        $10.372        $16.860        $16.655        $14.382
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     128            158            196            229            281
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.343             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.747             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     142             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.274        $16.725        $16.547        $14.310        $13.252
  Accumulation Unit Value at
   end of period                  $12.649        $10.274        $16.725        $16.547        $14.310
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             54             36              1              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.863             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.138             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     146             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.226             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.578             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     117             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.150             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.465             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     197             --             --             --             --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.902        $27.642        $21.737        $17.181        $13.651
  Accumulation Unit Value at
   end of period                  $22.029        $12.902        $27.642        $21.737        $17.181
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     103             82            112            154            165

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.095         $9.865         $9.749             --             --
  Accumulation Unit Value at
   end of period                  $13.347        $12.095         $9.865             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     125            118             26             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.298             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.419             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     680             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.194             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.298             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     286             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.070         $9.859         $9.748             --             --
  Accumulation Unit Value at
   end of period                  $13.298        $12.070         $9.859             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     286            260             86             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.167             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.252             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.100         $7.329         $7.437         $8.214        $10.000
  Accumulation Unit Value at
   end of period                  $13.651        $11.100         $7.329         $7.437         $8.214
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     135             76             54             23             13

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.739        $27.336        $21.528        $17.041        $13.560
  Accumulation Unit Value at
   end of period                  $21.719        $12.739        $27.336        $21.528        $17.041
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             24             35             47             47
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.699        $27.262        $21.481        $17.012        $13.544
  Accumulation Unit Value at
   end of period                  $21.639        $12.699        $27.262        $21.481        $17.012
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             25             32             31             23
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.539        $26.960        $21.275        $16.874        $13.454
  Accumulation Unit Value at
   end of period                  $21.335        $12.539        $26.960        $21.275        $16.874
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     107            162            222            338            329
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.539        $26.960        $21.275        $16.874        $13.454
  Accumulation Unit Value at
   end of period                  $21.335        $12.539        $26.960        $21.275        $16.874
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     107            162            222            338            329
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.419        $26.742        $21.135        $16.788        $13.406
  Accumulation Unit Value at
   end of period                  $21.099        $12.419        $26.742        $21.135        $16.788
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     297            204            208            140            108
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.419        $26.742        $21.135        $16.788        $13.406
  Accumulation Unit Value at
   end of period                  $21.099        $12.419        $26.742        $21.135        $16.788
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     297            204            208            140            108
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.379        $26.670        $21.088        $16.759        $13.390
  Accumulation Unit Value at
   end of period                  $21.021        $12.379        $26.670        $21.088        $16.759
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             15             36             55             57
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.582        $24.978        $19.770        $15.728        $12.578
  Accumulation Unit Value at
   end of period                  $19.648        $11.582        $24.978        $19.770        $15.728
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             38             65             83             67
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.260        $26.454        $20.949        $16.674        $13.341
  Accumulation Unit Value at
   end of period                  $20.788        $12.260        $26.454        $20.949        $16.674
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             41             35             17             16
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.260        $26.454        $20.949        $16.674        $13.341
  Accumulation Unit Value at
   end of period                  $20.788        $12.260        $26.454        $20.949        $16.674
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             41             35             17             16

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.043         $7.303         $7.421         $8.208        $10.000
  Accumulation Unit Value at
   end of period                  $13.560        $11.043         $7.303         $7.421         $8.208
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      35             36             41             18              1
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.036         $7.301         $7.424         $8.907             --
  Accumulation Unit Value at
   end of period                  $13.544        $11.036         $7.301         $7.424             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11              8              5              1             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.979         $7.275         $7.065             --             --
  Accumulation Unit Value at
   end of period                  $13.454        $10.979         $7.275             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     302            236            157             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.979         $7.275         $7.408         $8.900             --
  Accumulation Unit Value at
   end of period                  $13.454        $10.979         $7.275         $7.408             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     302            236            157             14             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.275             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.406             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.956         $7.270         $7.065             --             --
  Accumulation Unit Value at
   end of period                  $13.406        $10.956         $7.270             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             20              2             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.948         $7.268         $7.065             --             --
  Accumulation Unit Value at
   end of period                  $13.390        $10.948         $7.268             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      58             58             21             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.593             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.578             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      68             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.241             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.341             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.925         $7.264         $7.064             --             --
  Accumulation Unit Value at
   end of period                  $13.341        $10.925         $7.264             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             15              1             --             --

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.226             --             --             --             --
  Accumulation Unit Value at
   end of period                  $20.719             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.347        $24.519        $19.446        $15.501        $12.421
  Accumulation Unit Value at
   end of period                  $19.210        $11.347        $24.519        $19.446        $15.501
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18              9             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.670             --             --             --             --
  Accumulation Unit Value at
   end of period                  $23.131             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.088             --             --             --             --
  Accumulation Unit Value at
   end of period                  $20.444             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.997             --             --             --             --
  Accumulation Unit Value at
   end of period                  $20.261             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             --             --             --             --
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.742        $15.386        $15.261        $12.718        $11.859
  Accumulation Unit Value at
   end of period                  $11.290         $8.742        $15.386        $15.261        $12.718
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     284            324            429            483            541
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.632        $15.216        $15.114        $12.614        $11.780
  Accumulation Unit Value at
   end of period                  $11.132         $8.632        $15.216        $15.114        $12.614
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      83             99            128            139            169
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.605        $15.175        $15.081        $12.593        $11.766
  Accumulation Unit Value at
   end of period                  $11.091         $8.605        $15.175        $15.081        $12.593
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      35             52             86             93             85
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.496        $15.006        $14.936        $12.491        $11.688
  Accumulation Unit Value at
   end of period                  $10.935         $8.496        $15.006        $14.936        $12.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     291            359            507            715            775
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.496        $15.006        $14.936        $12.491        $11.688
  Accumulation Unit Value at
   end of period                  $10.935         $8.496        $15.006        $14.936        $12.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     291            359            507            715            775

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.480             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.421             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
TEMPLETON GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.375         $7.971         $9.926        $10.210        $10.000
  Accumulation Unit Value at
   end of period                  $11.859        $10.375         $7.971         $9.926        $10.210
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     507            469            344            122             23
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.322         $7.941         $9.905        $10.204        $10.000
  Accumulation Unit Value at
   end of period                  $11.780        $10.322         $7.941         $9.905        $10.204
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     160            153            110             88             37
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.315         $7.940         $9.908        $10.273             --
  Accumulation Unit Value at
   end of period                  $11.766        $10.315         $7.940         $9.908             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      75             65             64             24             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.262         $7.911         $8.119             --             --
  Accumulation Unit Value at
   end of period                  $11.688        $10.262         $7.911             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     734            700            321             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.262         $7.911         $9.887        $10.265             --
  Accumulation Unit Value at
   end of period                  $11.688        $10.262         $7.911         $9.887             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     734            700            321             66             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.415        $14.885        $14.837        $12.427        $11.646
  Accumulation Unit Value at
   end of period                  $10.814         $8.415        $14.885        $14.837        $12.427
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     563            645            656            620            501
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.415        $14.885        $14.837        $12.427        $11.646
  Accumulation Unit Value at
   end of period                  $10.814         $8.415        $14.885        $14.837        $12.427
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     563            645            656            620            501
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.388        $14.845        $14.805        $12.406        $11.632
  Accumulation Unit Value at
   end of period                  $10.774         $8.388        $14.845        $14.805        $12.406
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             32             44             58             59
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.676        $15.370        $15.344        $12.871        $12.080
  Accumulation Unit Value at
   end of period                  $11.133         $8.676        $15.370        $15.344        $12.871
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     107            134            148            258            260
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.307        $14.725        $14.707        $12.342        $11.590
  Accumulation Unit Value at
   end of period                  $10.654         $8.307        $14.725        $14.707        $12.342
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      61             68             89            102            108
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.307        $14.725        $14.707        $12.342        $11.590
  Accumulation Unit Value at
   end of period                  $10.654         $8.307        $14.725        $14.707        $12.342
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      61             68             89            102            108
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.284             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.619             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.500        $15.088        $15.093        $12.685        $11.929
  Accumulation Unit Value at
   end of period                  $10.885         $8.500        $15.088        $15.093        $12.685
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47             13              7              3              3
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.399             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.750             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      55             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.191             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.478             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.442             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.646             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     183             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.240         $7.906         $8.119             --             --
  Accumulation Unit Value at
   end of period                  $11.646        $10.240         $7.906             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     183            147             29             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.233         $7.904         $8.119             --             --
  Accumulation Unit Value at
   end of period                  $11.632        $10.233         $7.904             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52             46             13             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.846             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.080             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     256             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.411             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.590             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     103             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.211         $7.899         $8.118             --             --
  Accumulation Unit Value at
   end of period                  $11.590        $10.211         $7.899             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     103             88             40             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.731             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.929             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.129             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.384             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     106             --             --             --             --
VAN KAMPEN -- UIF CORE PLUS
 FIXED INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.335        $13.944        $13.423        $13.136        $12.795
  Accumulation Unit Value at
   end of period                  $13.323        $12.335        $13.944        $13.423        $13.136
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     950          1,146          1,542          1,671          1,746
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.632        $14.301        $13.787        $13.513        $13.182
  Accumulation Unit Value at
   end of period                  $13.623        $12.632        $14.301        $13.787        $13.513
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     262            346            503            577            620
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.141        $13.753        $13.265        $13.007        $12.695
  Accumulation Unit Value at
   end of period                  $13.088        $12.141        $13.753        $13.265        $13.007
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     214            201            268            292            274
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.433        $14.105        $13.625        $13.380        $13.079
  Accumulation Unit Value at
   end of period                  $13.383        $12.433        $14.105        $13.625        $13.380
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     847          1,001          1,343          1,553          1,712
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.433        $14.105        $13.625        $13.380        $13.079
  Accumulation Unit Value at
   end of period                  $13.383        $12.433        $14.105        $13.625        $13.380
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     847          1,001          1,343          1,553          1,712
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.264        $13.934        $13.480        $13.258        $12.979
  Accumulation Unit Value at
   end of period                  $13.181        $12.264        $13.934        $13.480        $13.258
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,058            995            937            892            782
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.264        $13.934        $13.480        $13.258        $12.979
  Accumulation Unit Value at
   end of period                  $13.181        $12.264        $13.934        $13.480        $13.258
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,058            995            937            892            782
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.275        $13.953        $13.505        $13.289        $13.016
  Accumulation Unit Value at
   end of period                  $13.185        $12.275        $13.953        $13.505        $13.289
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             37             78             73             71
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.147        $13.821        $13.391        $13.190        $12.932
  Accumulation Unit Value at
   end of period                  $13.035        $12.147        $13.821        $13.391        $13.190
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     393            380            344            321            316

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF CORE PLUS
 FIXED INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.445        $12.073        $11.419        $10.603        $10.000
  Accumulation Unit Value at
   end of period                  $12.795        $12.445        $12.073        $11.419        $10.603
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,841          2,071          1,905            665             66
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.840        $12.475        $11.817        $10.989             --
  Accumulation Unit Value at
   end of period                  $13.182        $12.840        $12.475        $11.817             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     657            814          1,111            529             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.373        $12.027        $11.398        $10.752             --
  Accumulation Unit Value at
   end of period                  $12.695        $12.373        $12.027        $11.398             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     226            294            323            133             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.766        $12.427        $12.146             --             --
  Accumulation Unit Value at
   end of period                  $13.079        $12.766        $12.427             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,883          1,987          1,083             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.766        $12.427        $11.795        $11.142             --
  Accumulation Unit Value at
   end of period                  $13.079        $12.766        $12.427        $11.795             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,883          1,987          1,083            256             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.752             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.979             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     551             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.687        $12.369        $12.097             --             --
  Accumulation Unit Value at
   end of period                  $12.979        $12.687        $12.369             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     551            531            139             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.729        $12.417        $12.146             --             --
  Accumulation Unit Value at
   end of period                  $13.016        $12.729        $12.417             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      69             66             27             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.724             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.932             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     328             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.157        $13.840        $13.416        $13.221        $12.969
  Accumulation Unit Value at
   end of period                  $13.040        $12.157        $13.840        $13.416        $13.221
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     155            171            203            212            207
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.157        $13.840        $13.416        $13.221        $12.969
  Accumulation Unit Value at
   end of period                  $13.040        $12.157        $13.840        $13.416        $13.221
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     155            171            203            212            207
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.123             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.996             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     114             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.992        $13.672        $13.273        $13.100        $12.869
  Accumulation Unit Value at
   end of period                  $12.843        $11.992        $13.672        $13.273        $13.100
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      72             55             20              1             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.962             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.804             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     134             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.924             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.758             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      35             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.835             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.643             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     122             --             --             --             --
VAN KAMPEN -- UIF EMERGING
 MARKET DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $17.059        $20.367        $19.407        $17.779        $16.078
  Accumulation Unit Value at
   end of period                  $21.882        $17.059        $20.367        $19.407        $17.779
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      45             41             48             62             57
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $19.550        $23.377        $22.309        $20.468        $18.537
  Accumulation Unit Value at
   end of period                  $25.040        $19.550        $23.377        $22.309        $20.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             14             21             24             30
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $16.791        $20.087        $19.179        $17.605        $15.952
  Accumulation Unit Value at
   end of period                  $21.495        $16.791        $20.087        $19.179        $17.605
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             25             26             27             24

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.766             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.969             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     236             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.702        $12.409        $12.145             --             --
  Accumulation Unit Value at
   end of period                  $12.969        $12.702        $12.409             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     236            254             82             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.685             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.869             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF EMERGING
 MARKET DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $14.829        $11.772        $10.941        $10.088        $10.000
  Accumulation Unit Value at
   end of period                  $16.078        $14.829        $11.772        $10.941        $10.088
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      62             78             65             46              5
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $17.122        $13.614        $12.671        $11.701        $10.000
  Accumulation Unit Value at
   end of period                  $18.537        $17.122        $13.614        $12.671        $11.701
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             43             32             30             23
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $14.742        $11.727        $10.921        $10.353             --
  Accumulation Unit Value at
   end of period                  $15.952        $14.742        $11.727        $10.921             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             25             23              2             --

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $19.243        $23.056        $22.046        $20.267        $18.392
  Accumulation Unit Value at
   end of period                  $24.598        $19.243        $23.056        $22.046        $20.267
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             61             76             76             85
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $19.243        $23.056        $22.046        $20.267        $18.392
  Accumulation Unit Value at
   end of period                  $24.598        $19.243        $23.056        $22.046        $20.267
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      36             61             76             76             85
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $18.978        $22.773        $21.808        $20.078        $18.248
  Accumulation Unit Value at
   end of period                  $24.223        $18.978        $22.773        $21.808        $20.078
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      51             35             36             38             28
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.978        $22.773        $21.808        $20.078        $18.248
  Accumulation Unit Value at
   end of period                  $24.223        $18.978        $22.773        $21.808        $20.078
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      51             35             36             38             28
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.998        $22.807        $21.852        $20.129        $18.304
  Accumulation Unit Value at
   end of period                  $24.236        $18.998        $22.807        $21.852        $20.129
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              1              3              3              3
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $18.797        $22.588        $21.664        $19.976        $18.182
  Accumulation Unit Value at
   end of period                  $23.955        $18.797        $22.588        $21.664        $19.976
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             10             18             20             16
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $18.816        $22.623        $21.708        $20.026        $18.237
  Accumulation Unit Value at
   end of period                  $23.967        $18.816        $22.623        $21.708        $20.026
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              4              9             12             11
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $18.816        $22.623        $21.708        $20.026        $18.237
  Accumulation Unit Value at
   end of period                  $23.967        $18.816        $22.623        $21.708        $20.026
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              4              9             12             11
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.763             --             --             --             --
  Accumulation Unit Value at
   end of period                  $23.888             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $18.557        $22.345        $21.473        $19.840        $18.095
  Accumulation Unit Value at
   end of period                  $23.602        $18.557        $22.345        $21.473        $19.840
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $17.023        $13.561        $12.131             --             --
  Accumulation Unit Value at
   end of period                  $18.392        $17.023        $13.561             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      87             88             22             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $17.023        $13.561        $12.648        $12.007             --
  Accumulation Unit Value at
   end of period                  $18.392        $17.023        $13.561        $12.648             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      87             88             22              5             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $16.979             --             --             --             --
  Accumulation Unit Value at
   end of period                  $18.248             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $16.915        $13.496        $12.080             --             --
  Accumulation Unit Value at
   end of period                  $18.248        $16.915        $13.496             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             11              2             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $16.975        $13.550        $12.131             --             --
  Accumulation Unit Value at
   end of period                  $18.304        $16.975        $13.550             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $16.940             --             --             --             --
  Accumulation Unit Value at
   end of period                  $18.182             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $16.999             --             --             --             --
  Accumulation Unit Value at
   end of period                  $18.237             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $16.938        $13.542        $12.131             --             --
  Accumulation Unit Value at
   end of period                  $18.237        $16.938        $13.542             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             23              2             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $16.889             --             --             --             --
  Accumulation Unit Value at
   end of period                  $18.095             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.511             --             --             --             --
  Accumulation Unit Value at
   end of period                  $23.531             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.452             --             --             --             --
  Accumulation Unit Value at
   end of period                  $23.445             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.314             --             --             --             --
  Accumulation Unit Value at
   end of period                  $23.235             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             --             --             --             --
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.358        $24.241        $17.520        $12.968         $9.834
  Accumulation Unit Value at
   end of period                  $17.331        $10.358        $24.241        $17.520        $12.968
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      95            114            130            164            100
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.261        $31.081        $22.497        $16.677        $12.666
  Accumulation Unit Value at
   end of period                  $22.154        $13.261        $31.081        $22.497        $16.677
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             31             53             57             65
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.195        $23.908        $17.314        $12.841         $9.757
  Accumulation Unit Value at
   end of period                  $17.024        $10.195        $23.908        $17.314        $12.841
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      33             31             41             33             33
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.052        $30.654        $22.232        $16.513        $12.567
  Accumulation Unit Value at
   end of period                  $21.763        $13.052        $30.654        $22.232        $16.513
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             69             95            119            155
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.052        $30.654        $22.232        $16.513        $12.567
  Accumulation Unit Value at
   end of period                  $21.763        $13.052        $30.654        $22.232        $16.513
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      60             69             95            119            155
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.875        $30.283        $21.996        $16.362        $12.471
  Accumulation Unit Value at
   end of period                  $21.435        $12.875        $30.283        $21.996        $16.362
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      90             67             83             60             42
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.875        $30.283        $21.996        $16.362        $12.471
  Accumulation Unit Value at
   end of period                  $21.435        $12.875        $30.283        $21.996        $16.362
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      90             67             83             60             42

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.108         $5.499         $6.128         $6.652        $10.000
  Accumulation Unit Value at
   end of period                   $9.834         $8.108         $5.499         $6.128         $6.652
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      92             76             72             37             21
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.459         $7.104         $7.928         $8.619             --
  Accumulation Unit Value at
   end of period                  $12.666        $10.459         $7.104         $7.928             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      59             60             59             56             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.061         $5.478         $6.116         $7.450             --
  Accumulation Unit Value at
   end of period                   $9.757         $8.061         $5.478         $6.116             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             27             16              4             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.398         $7.077         $6.977             --             --
  Accumulation Unit Value at
   end of period                  $12.567        $10.398         $7.077             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     134            132             66             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.398         $7.077         $7.913         $9.652             --
  Accumulation Unit Value at
   end of period                  $12.567        $10.398         $7.077         $7.913             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     134            132             66             36             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.624             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.471             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.334         $7.044         $6.948             --             --
  Accumulation Unit Value at
   end of period                  $12.471        $10.334         $7.044             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14              9              1             --             --

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.886        $30.324        $22.037        $16.401        $12.506
  Accumulation Unit Value at
   end of period                  $21.442        $12.886        $30.324        $22.037        $16.401
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2             10              6              6
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.751        $30.038        $21.851        $16.279        $12.426
  Accumulation Unit Value at
   end of period                  $21.198        $12.751        $30.038        $21.851        $16.279
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             13             17             21             19
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.762        $30.079        $21.892        $16.317        $12.461
  Accumulation Unit Value at
   end of period                  $21.205        $12.762        $30.079        $21.892        $16.317
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              4             22             24             24
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.762        $30.079        $21.892        $16.317        $12.461
  Accumulation Unit Value at
   end of period                  $21.205        $12.762        $30.079        $21.892        $16.317
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              4             22             24             24
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.726             --             --             --             --
  Accumulation Unit Value at
   end of period                  $21.135             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.589        $29.715        $21.659        $16.168        $12.366
  Accumulation Unit Value at
   end of period                  $20.886        $12.589        $29.715        $21.659        $16.168
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11              4             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.557             --             --             --             --
  Accumulation Unit Value at
   end of period                  $20.823             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.518             --             --             --             --
  Accumulation Unit Value at
   end of period                  $20.747             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.424             --             --             --             --
  Accumulation Unit Value at
   end of period                  $20.561             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             --             --             --             --
VAN KAMPEN -- UIF EQUITY AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.601        $15.230        $14.958        $13.487        $12.750
  Accumulation Unit Value at
   end of period                  $13.998        $11.601        $15.230        $14.958        $13.487
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     160            189            263            279            274

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.369         $7.071         $6.976             --             --
  Accumulation Unit Value at
   end of period                  $12.506        $10.369         $7.071             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              4              1             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.600             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.426             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.635             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.461             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.347         $7.066         $6.976             --             --
  Accumulation Unit Value at
   end of period                  $12.461        $10.347         $7.066             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             26             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.568             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.366             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF EQUITY AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.606        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $12.750        $11.606             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     244            116             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.502        $15.124        $14.876        $13.434        $12.718
  Accumulation Unit Value at
   end of period                  $13.859        $11.502        $15.124        $14.876        $13.434
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             16             13             13             13
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.470        $15.089        $14.848        $13.416        $12.708
  Accumulation Unit Value at
   end of period                  $13.813        $11.470        $15.089        $14.848        $13.416
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             17             17             15             13
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.373        $14.984        $14.767        $13.362        $12.676
  Accumulation Unit Value at
   end of period                  $13.675        $11.373        $14.984        $14.767        $13.362
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      81            108            113            109            270
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.373        $14.984        $14.767        $13.362        $12.676
  Accumulation Unit Value at
   end of period                  $13.675        $11.373        $14.984        $14.767        $13.362
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      81            108            113            109            270
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.277        $14.879        $14.686        $13.309        $12.644
  Accumulation Unit Value at
   end of period                  $13.539        $11.277        $14.879        $14.686        $13.309
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     158            186            176            173            126
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.277        $14.879        $14.686        $13.309        $12.644
  Accumulation Unit Value at
   end of period                  $13.539        $11.277        $14.879        $14.686        $13.309
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     158            186            176            173            126
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.245        $14.844        $14.659        $13.291        $12.634
  Accumulation Unit Value at
   end of period                  $13.494        $11.245        $14.844        $14.659        $13.291
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.181        $14.775        $14.605        $13.256        $12.613
  Accumulation Unit Value at
   end of period                  $13.404        $11.181        $14.775        $14.605        $13.256
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      41             41             51            121            117
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.149        $14.741        $14.579        $13.238        $12.602
  Accumulation Unit Value at
   end of period                  $13.360        $11.149        $14.741        $14.579        $13.238
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              8              8              9             10
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.149        $14.741        $14.579        $13.238        $12.602
  Accumulation Unit Value at
   end of period                  $13.360        $11.149        $14.741        $14.579        $13.238
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              8              8              9             10

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.595        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $12.718        $11.595             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             11             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.591        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $12.708        $11.591             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.579        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $12.676        $11.579             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     252            222             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.579        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $12.676        $11.579             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     252            222             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.716             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.644             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.567        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $12.644        $11.567             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             16             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.564        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $12.634        $11.564             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              5             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.703             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.613             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     119             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.698             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.602             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.552        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $12.602        $11.552             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              4             --             --             --

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.118             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.315             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      46             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.062        $14.648        $14.508        $13.194        $12.579
  Accumulation Unit Value at
   end of period                  $13.235        $11.062        $14.648        $14.508        $13.194
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.035             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.196             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.993             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.139             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.910             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.021             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             --             --             --             --
VAN KAMPEN -- UIF GLOBAL
 FRANCHISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $13.586        $19.408        $17.946        $14.992        $13.591
  Accumulation Unit Value at
   end of period                  $17.340        $13.586        $19.408        $17.946        $14.992
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      72             67            110            110             78
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.471        $19.272        $17.847        $14.932        $13.557
  Accumulation Unit Value at
   end of period                  $17.167        $13.471        $19.272        $17.847        $14.932
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             22             28             30             24
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.432        $19.227        $17.814        $14.912        $13.546
  Accumulation Unit Value at
   end of period                  $17.110        $13.432        $19.227        $17.814        $14.912
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      30             50             54             57             42
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.319        $19.093        $17.717        $14.853        $13.512
  Accumulation Unit Value at
   end of period                  $16.940        $13.319        $19.093        $17.717        $14.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     101            123            191            185            165
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.319        $19.093        $17.717        $14.853        $13.512
  Accumulation Unit Value at
   end of period                  $16.940        $13.319        $19.093        $17.717        $14.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     101            123            191            185            165

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.693             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.579             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF GLOBAL
 FRANCHISE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.234        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.591        $12.234             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             12             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.222        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.557        $12.222             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15              6             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.218        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.546        $12.218             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.206        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.512        $12.206             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      91             52             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.206        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.512        $12.206             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      91             52             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.206        $18.960        $17.620        $14.793        $13.478
  Accumulation Unit Value at
   end of period                  $16.772        $13.206        $18.960        $17.620        $14.793
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     217            254            299            312            254
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.206        $18.960        $17.620        $14.793        $13.478
  Accumulation Unit Value at
   end of period                  $16.772        $13.206        $18.960        $17.620        $14.793
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     217            254            299            312            254
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.169        $18.916        $17.587        $14.774        $13.467
  Accumulation Unit Value at
   end of period                  $16.716        $13.169        $18.916        $17.587        $14.774
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              8              9              4
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.094        $18.828        $17.523        $14.734        $13.444
  Accumulation Unit Value at
   end of period                  $16.605        $13.094        $18.828        $17.523        $14.734
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52             65            143            112            145
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.057        $18.784        $17.491        $14.715        $13.433
  Accumulation Unit Value at
   end of period                  $16.549        $13.057        $18.784        $17.491        $14.715
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             29             29             28             38
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.057        $18.784        $17.491        $14.715        $13.433
  Accumulation Unit Value at
   end of period                  $16.549        $13.057        $18.784        $17.491        $14.715
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             29             29             28             38
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.020             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.494             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.955        $18.665        $17.407        $14.666        $13.409
  Accumulation Unit Value at
   end of period                  $16.396        $12.955        $18.665        $17.407        $14.666
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              2              1              1             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.923             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.347             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.874             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.276             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.389             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.478             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.193        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.478        $12.193             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16              5             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.189        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.467        $12.189             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.375             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.444             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      93             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.370             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.433             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.177        $10.000             --             --             --
  Accumulation Unit Value at
   end of period                  $13.433        $12.177             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              4             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.365             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.409             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

54                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.777             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.130             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      59             --             --             --             --
VAN KAMPEN -- UIF HIGH YIELD
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.569        $11.276        $11.005        $10.284        $10.331
  Accumulation Unit Value at
   end of period                  $11.994         $8.569        $11.276        $11.005        $10.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     114            149            216            243            265
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.716        $11.487        $11.228        $10.508        $10.571
  Accumulation Unit Value at
   end of period                  $12.181         $8.716        $11.487        $11.228        $10.508
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      58             89             94            121            140
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.434        $11.121        $10.875        $10.184        $10.250
  Accumulation Unit Value at
   end of period                  $11.782         $8.434        $11.121        $10.875        $10.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      23             27             33             37             46
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.579        $11.329        $11.095        $10.405        $10.489
  Accumulation Unit Value at
   end of period                  $11.966         $8.579        $11.329        $11.095        $10.405
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     161            183            278            403            456
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.579        $11.329        $11.095        $10.405        $10.489
  Accumulation Unit Value at
   end of period                  $11.966         $8.579        $11.329        $11.095        $10.405
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     161            183            278            403            456
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.461        $11.190        $10.975        $10.308        $10.407
  Accumulation Unit Value at
   end of period                  $11.784         $8.461        $11.190        $10.975        $10.308
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     208            202            192            138            143
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.461        $11.190        $10.975        $10.308        $10.407
  Accumulation Unit Value at
   end of period                  $11.784         $8.461        $11.190        $10.975        $10.308
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     208            202            192            138            143
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.470        $11.207        $10.998        $10.334        $10.438
  Accumulation Unit Value at
   end of period                  $11.790         $8.470        $11.207        $10.998        $10.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              4             14             14             13
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.380        $11.099        $10.903        $10.256        $10.369
  Accumulation Unit Value at
   end of period                  $11.653         $8.380        $11.099        $10.903        $10.256
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      43             41             53             99             91

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF HIGH YIELD
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.578         $7.734         $8.467         $8.997        $10.000
  Accumulation Unit Value at
   end of period                  $10.331         $9.578         $7.734         $8.467         $8.997
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     340            418            320            254             60
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.816         $7.938         $8.703         $9.262        $10.000
  Accumulation Unit Value at
   end of period                  $10.571         $9.816         $7.938         $8.703         $9.262
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     182            219            216            208            165
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.522         $7.705         $8.451         $9.664             --
  Accumulation Unit Value at
   end of period                  $10.250         $9.522         $7.705         $8.451             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      90            107            119             69             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.759         $7.908         $7.521             --             --
  Accumulation Unit Value at
   end of period                  $10.489         $9.759         $7.908             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     567            627            225             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.759         $7.908         $8.687         $9.947             --
  Accumulation Unit Value at
   end of period                  $10.489         $9.759         $7.908         $8.687             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     567            627            225             58             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.789             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.407             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      89             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.697         $7.869         $7.489             --             --
  Accumulation Unit Value at
   end of period                  $10.407         $9.697         $7.869             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      89             89              9             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.731         $7.901         $7.521             --             --
  Accumulation Unit Value at
   end of period                  $10.438         $9.731         $7.901             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             59              3             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.767             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.369             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     109             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.389        $11.116        $10.925        $10.282        $10.400
  Accumulation Unit Value at
   end of period                  $11.659         $8.389        $11.116        $10.925        $10.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             17             25             36             45
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.389        $11.116        $10.925        $10.282        $10.400
  Accumulation Unit Value at
   end of period                  $11.659         $8.389        $11.116        $10.925        $10.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             17             25             36             45
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.365             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.621             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      43             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.273        $10.979        $10.807        $10.186        $10.319
  Accumulation Unit Value at
   end of period                  $11.482         $8.273        $10.979        $10.807        $10.186
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10              4              2             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.252             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.447             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.226             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.405             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $8.165             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.303             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             --             --             --             --
VAN KAMPEN -- UIF SMALL COMPANY
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.197        $13.969        $13.772        $12.501        $11.241
  Accumulation Unit Value at
   end of period                  $11.841         $8.197        $13.969        $13.772        $12.501
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      87            104            106            133             62
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.138        $13.891        $13.715        $12.468        $11.229
  Accumulation Unit Value at
   end of period                  $11.740         $8.138        $13.891        $13.715        $12.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              6              9              6              9
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.119        $13.865        $13.697        $12.457        $11.225
  Accumulation Unit Value at
   end of period                  $11.706         $8.119        $13.865        $13.697        $12.457
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      25             26             26             25             20

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.801             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.400             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      63             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.711         $7.896         $7.521             --             --
  Accumulation Unit Value at
   end of period                  $10.400         $9.711         $7.896             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      63             67              9             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.738             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.319             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF SMALL COMPANY
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.944             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.241             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.942             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.229             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.942             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.225             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --

56                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.061        $13.787        $13.640        $12.424        $11.212
  Accumulation Unit Value at
   end of period                  $11.605         $8.061        $13.787        $13.640        $12.424
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             25             35             35             28
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.061        $13.787        $13.640        $12.424        $11.212
  Accumulation Unit Value at
   end of period                  $11.605         $8.061        $13.787        $13.640        $12.424
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             25             35             35             28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $8.004        $13.710        $13.584        $12.392        $11.199
  Accumulation Unit Value at
   end of period                  $11.506         $8.004        $13.710        $13.584        $12.392
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     251            300            297            334            231
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $8.004        $13.710        $13.584        $12.392        $11.199
  Accumulation Unit Value at
   end of period                  $11.506         $8.004        $13.710        $13.584        $12.392
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     251            300            297            334            231
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.985        $13.684        $13.565        $12.381        $11.195
  Accumulation Unit Value at
   end of period                  $11.473         $7.985        $13.684        $13.565        $12.381
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              1              2              3              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.947        $13.633        $13.528        $12.359        $11.187
  Accumulation Unit Value at
   end of period                  $11.407         $7.947        $13.633        $13.528        $12.359
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8             15             29             31             28
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.928        $13.607        $13.510        $12.349        $11.182
  Accumulation Unit Value at
   end of period                  $11.374         $7.928        $13.607        $13.510        $12.349
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              4              2              2              3
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.928        $13.607        $13.510        $12.349        $11.182
  Accumulation Unit Value at
   end of period                  $11.374         $7.928        $13.607        $13.510        $12.349
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              4              2              2              3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.910             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.341             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.872        $13.531        $13.454        $12.316        $11.170
  Accumulation Unit Value at
   end of period                  $11.276         $7.872        $13.531        $13.454        $12.316
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              1             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.941             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.212             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.941             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.212             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.939             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.199             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.939             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.199             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.939             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.195             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.938             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.187             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.937             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.182             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.937             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.182             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.936             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.170             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.853             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.244             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.835             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.212             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.779             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.115             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             --             --             --             --
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.843        $15.289        $14.391        $12.104        $10.940
  Accumulation Unit Value at
   end of period                  $12.127         $8.843        $15.289        $14.391        $12.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     319            396            465            535            544
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.260        $21.229        $20.012        $16.856        $15.258
  Accumulation Unit Value at
   end of period                  $16.787        $12.260        $21.229        $20.012        $16.856
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      85            172            206            247            272
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $8.704        $15.079        $14.222        $11.985        $10.855
  Accumulation Unit Value at
   end of period                  $11.913         $8.704        $15.079        $14.222        $11.985
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      85            106            142            170            189
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.067        $20.937        $19.776        $16.691        $15.139
  Accumulation Unit Value at
   end of period                  $16.490        $12.067        $20.937        $19.776        $16.691
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     271            347            446            529            573
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.067        $20.937        $19.776        $16.691        $15.139
  Accumulation Unit Value at
   end of period                  $16.490        $12.067        $20.937        $19.776        $16.691
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     271            347            446            529            573
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.901        $20.680        $19.563        $16.535        $15.021
  Accumulation Unit Value at
   end of period                  $16.239        $11.901        $20.680        $19.563        $16.535
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     265            292            299            295            238
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.901        $20.680        $19.563        $16.535        $15.021
  Accumulation Unit Value at
   end of period                  $16.239        $11.901        $20.680        $19.563        $16.535
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     265            292            299            295            238

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.691         $6.952         $9.804        $10.276        $10.000
  Accumulation Unit Value at
   end of period                  $10.940         $9.691         $6.952         $9.804        $10.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     565            628            641            362             47
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.537         $9.725        $13.736        $14.419             --
  Accumulation Unit Value at
   end of period                  $15.258        $13.537         $9.725        $13.736             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     303            315            365            287             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.635         $6.925         $9.786        $10.380             --
  Accumulation Unit Value at
   end of period                  $10.855         $9.635         $6.925         $9.786             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     200            213            217            177             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.458         $9.688         $9.192             --             --
  Accumulation Unit Value at
   end of period                  $15.139        $13.458         $9.688             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     599            618            397             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $13.458         $9.688        $13.711        $14.563             --
  Accumulation Unit Value at
   end of period                  $15.139        $13.458         $9.688        $13.711             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     599            618            397            186             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.547             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.021             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      89             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.372         $9.641         $9.153             --             --
  Accumulation Unit Value at
   end of period                  $15.021        $13.372         $9.641             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      89             83             20             --             --

58                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.913        $20.711        $19.603        $16.577        $15.066
  Accumulation Unit Value at
   end of period                  $16.248        $11.913        $20.711        $19.603        $16.577
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             15             26             28             30
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.787        $20.512        $19.434        $16.451        $14.966
  Accumulation Unit Value at
   end of period                  $16.059        $11.787        $20.512        $19.434        $16.451
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      70             81            108            155            160
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.799        $20.544        $19.473        $16.493        $15.012
  Accumulation Unit Value at
   end of period                  $16.068        $11.799        $20.544        $19.473        $16.493
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             73             97            112            118
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.799        $20.544        $19.473        $16.493        $15.012
  Accumulation Unit Value at
   end of period                  $16.068        $11.799        $20.544        $19.473        $16.493
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      53             73             97            112            118
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.765             --             --             --             --
  Accumulation Unit Value at
   end of period                  $16.014             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      48             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.636        $20.291        $19.263        $16.339        $14.894
  Accumulation Unit Value at
   end of period                  $15.823        $11.636        $20.291        $19.263        $16.339
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      28             28             14              1             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.607             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.776             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      52             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.571             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.718             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $11.484             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.577             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             --             --             --             --
VAN KAMPEN LIT CAPITAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.692        $15.344        $13.354        $13.209        $12.457
  Accumulation Unit Value at
   end of period                  $12.551         $7.692        $15.344        $13.354        $13.209
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      27             16             19             21             23

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.420         $9.680         $9.192             --             --
  Accumulation Unit Value at
   end of period                  $15.066        $13.420         $9.680             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      32             31             21             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.517             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.966             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     165             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.564             --             --             --             --
  Accumulation Unit Value at
   end of period                  $15.012             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     124             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $13.391         $9.673         $9.192             --             --
  Accumulation Unit Value at
   end of period                  $15.012        $13.391         $9.673             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     124            117             46             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $13.476             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.894             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN LIT CAPITAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.843        $10.005             --             --             --
  Accumulation Unit Value at
   end of period                  $12.457        $11.843             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      20              9             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.627        $15.237        $13.280        $13.156        $12.426
  Accumulation Unit Value at
   end of period                  $12.426         $7.627        $15.237        $13.280        $13.156
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              3              3              2              2
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.605        $15.202        $13.256        $13.138        $12.415
  Accumulation Unit Value at
   end of period                  $12.385         $7.605        $15.202        $13.256        $13.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.541        $15.096        $13.183        $13.086        $12.384
  Accumulation Unit Value at
   end of period                  $12.262         $7.541        $15.096        $13.183        $13.086
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             11             16             20             24
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.541        $15.096        $13.183        $13.086        $12.384
  Accumulation Unit Value at
   end of period                  $12.262         $7.541        $15.096        $13.183        $13.086
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             11             16             20             24
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.477        $14.990        $13.111        $13.034        $12.353
  Accumulation Unit Value at
   end of period                  $12.140         $7.477        $14.990        $13.111        $13.034
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             28             23             24             21
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.477        $14.990        $13.111        $13.034        $12.353
  Accumulation Unit Value at
   end of period                  $12.140         $7.477        $14.990        $13.111        $13.034
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             28             23             24             21
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.455        $14.955        $13.087        $13.016        $12.343
  Accumulation Unit Value at
   end of period                  $12.099         $7.455        $14.955        $13.087        $13.016
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.413        $14.886        $13.039        $12.982        $12.322
  Accumulation Unit Value at
   end of period                  $12.019         $7.413        $14.886        $13.039        $12.982
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             16             24             37             41
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.392        $14.851        $13.015        $12.964        $12.312
  Accumulation Unit Value at
   end of period                  $11.979         $7.392        $14.851        $13.015        $12.964
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              2              5              5              5
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.392        $14.851        $13.015        $12.964        $12.312
  Accumulation Unit Value at
   end of period                  $11.979         $7.392        $14.851        $13.015        $12.964
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              2              5              5              5

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.831        $10.004             --             --             --
  Accumulation Unit Value at
   end of period                  $12.426        $11.831             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.827        $10.004             --             --             --
  Accumulation Unit Value at
   end of period                  $12.415        $11.827             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.815        $10.004             --             --             --
  Accumulation Unit Value at
   end of period                  $12.384        $11.815             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             19             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.815        $10.004             --             --             --
  Accumulation Unit Value at
   end of period                  $12.384        $11.815             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             19             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.943             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.353             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.803        $10.004             --             --             --
  Accumulation Unit Value at
   end of period                  $12.353        $11.803             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              5             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.799        $10.004             --             --             --
  Accumulation Unit Value at
   end of period                  $12.343        $11.799             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.929             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.322             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      48             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.925             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.312             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.787        $10.004             --             --             --
  Accumulation Unit Value at
   end of period                  $12.312        $11.787             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              4             --             --             --

60                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.371             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.939             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.335        $14.757        $12.952        $12.921        $12.290
  Accumulation Unit Value at
   end of period                  $11.867         $7.335        $14.757        $12.952        $12.921
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.316             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.832             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.288             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.781             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.234             --             --             --             --
  Accumulation Unit Value at
   end of period                  $11.675             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             --             --             --             --
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.334        $16.340        $16.982        $14.856        $14.485
  Accumulation Unit Value at
   end of period                  $13.072        $10.334        $16.340        $16.982        $14.856
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     264            304            385            432            292
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.246        $16.226        $16.889        $14.796        $14.449
  Accumulation Unit Value at
   end of period                  $12.942        $10.246        $16.226        $16.889        $14.796
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      51             61            104            123            156
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.217        $16.188        $16.858        $14.776        $14.436
  Accumulation Unit Value at
   end of period                  $12.899        $10.217        $16.188        $16.858        $14.776
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      75             80             89            106            106
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.131        $16.075        $16.766        $14.717        $14.400
  Accumulation Unit Value at
   end of period                  $12.770        $10.131        $16.075        $16.766        $14.717
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     172            232            408            514            535
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $10.131        $16.075        $16.766        $14.717        $14.400
  Accumulation Unit Value at
   end of period                  $12.770        $10.131        $16.075        $16.766        $14.717
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     172            232            408            514            535

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.919             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.290             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.521        $10.010             --             --             --
  Accumulation Unit Value at
   end of period                  $14.485        $12.521             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     151             58             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.509        $10.010             --             --             --
  Accumulation Unit Value at
   end of period                  $14.449        $12.509             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     109             68             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.505        $10.010             --             --             --
  Accumulation Unit Value at
   end of period                  $14.436        $12.505             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      66              8             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.492        $10.010             --             --             --
  Accumulation Unit Value at
   end of period                  $14.400        $12.492             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     416            206             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.492        $10.010             --             --             --
  Accumulation Unit Value at
   end of period                  $14.400        $12.492             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     416            206             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.045        $15.963        $16.674        $14.659        $14.364
  Accumulation Unit Value at
   end of period                  $12.643        $10.045        $15.963        $16.674        $14.659
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     616            700            761            789            621
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.045        $15.963        $16.674        $14.659        $14.364
  Accumulation Unit Value at
   end of period                  $12.643        $10.045        $15.963        $16.674        $14.659
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     616            700            761            789            621
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.017        $15.926        $16.643        $14.639        $14.352
  Accumulation Unit Value at
   end of period                  $12.601        $10.017        $15.926        $16.643        $14.639
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             30             51             50             51
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.960        $15.852        $16.582        $14.600        $14.328
  Accumulation Unit Value at
   end of period                  $12.517         $9.960        $15.852        $16.582        $14.600
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     214            254            401            489            510
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.932        $15.815        $16.552        $14.581        $14.316
  Accumulation Unit Value at
   end of period                  $12.476         $9.932        $15.815        $16.552        $14.581
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      46             59             64             65             73
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.932        $15.815        $16.552        $14.581        $14.316
  Accumulation Unit Value at
   end of period                  $12.476         $9.932        $15.815        $16.552        $14.581
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      46             59             64             65             73
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.904             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.434             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     132             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.854        $15.715        $16.472        $14.532        $14.290
  Accumulation Unit Value at
   end of period                  $12.360         $9.854        $15.715        $16.472        $14.532
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21              3              3             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.830             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.323             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     165             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.792             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.269             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      68             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.755             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.364             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     128             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.480        $10.010             --             --             --
  Accumulation Unit Value at
   end of period                  $14.364        $12.480             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     128             34             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.475        $10.010             --             --             --
  Accumulation Unit Value at
   end of period                  $14.352        $12.475             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47              8             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.740             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.328             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     507             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.735             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.316             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.463        $10.010             --             --             --
  Accumulation Unit Value at
   end of period                  $14.316        $12.463             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             44             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.729             --             --             --             --
  Accumulation Unit Value at
   end of period                  $14.290             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

62                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.719             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.159             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     253             --             --             --             --
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.536        $17.275        $17.104        $14.971        $13.852
  Accumulation Unit Value at
   end of period                  $14.105        $11.536        $17.275        $17.104        $14.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     377            425            523            570            526
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.391        $17.084        $16.940        $14.850        $13.760
  Accumulation Unit Value at
   end of period                  $13.906        $11.391        $17.084        $16.940        $14.850
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     123            164            208            235            246
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.355        $17.038        $16.903        $14.825        $13.743
  Accumulation Unit Value at
   end of period                  $13.855        $11.355        $17.038        $16.903        $14.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     104            118            138            145            133
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.212        $16.849        $16.741        $14.704        $13.652
  Accumulation Unit Value at
   end of period                  $13.661        $11.212        $16.849        $16.741        $14.704
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     609            682          1,065          1,358          1,473
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $11.212        $16.849        $16.741        $14.704        $13.652
  Accumulation Unit Value at
   end of period                  $13.661        $11.212        $16.849        $16.741        $14.704
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     609            682          1,065          1,358          1,473
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $11.105        $16.712        $16.630        $14.629        $13.603
  Accumulation Unit Value at
   end of period                  $13.509        $11.105        $16.712        $16.630        $14.629
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     916          1,044            987            920            838
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.105        $16.712        $16.630        $14.629        $13.603
  Accumulation Unit Value at
   end of period                  $13.509        $11.105        $16.712        $16.630        $14.629
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     916          1,044            987            920            838
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $11.069        $16.667        $16.594        $14.604        $13.586
  Accumulation Unit Value at
   end of period                  $13.459        $11.069        $16.667        $16.594        $14.604
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             48             64             71             75
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.994        $16.571        $16.514        $14.549        $13.548
  Accumulation Unit Value at
   end of period                  $13.355        $10.994        $16.571        $16.514        $14.549
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     239            289            406            474            598

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.321         $9.796        $11.918             --             --
  Accumulation Unit Value at
   end of period                  $13.852        $12.321         $9.796             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     421            377            194             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.258         $9.760        $11.887             --             --
  Accumulation Unit Value at
   end of period                  $13.760        $12.258         $9.760             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     244            217            136             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.249         $9.758        $11.889             --             --
  Accumulation Unit Value at
   end of period                  $13.743        $12.249         $9.758             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     105             84             48             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.186         $9.723         $9.301             --             --
  Accumulation Unit Value at
   end of period                  $13.652        $12.186         $9.723             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,498          1,444            423             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period            $12.186         $9.723        $11.857             --             --
  Accumulation Unit Value at
   end of period                  $13.652        $12.186         $9.723             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,498          1,444            423             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.310             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.603             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     385             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.160         $9.717         $9.300             --             --
  Accumulation Unit Value at
   end of period                  $13.603        $12.160         $9.717             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     385            313             47             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.152         $9.715         $9.300             --             --
  Accumulation Unit Value at
   end of period                  $13.586        $12.152         $9.715             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      75             58             15             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.278             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.548             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     597             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               63

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.963        $16.532        $16.484        $14.530        $13.537
  Accumulation Unit Value at
   end of period                  $13.310        $10.963        $16.532        $16.484        $14.530
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      59             66             97            113            144
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $10.963        $16.532        $16.484        $14.530        $13.537
  Accumulation Unit Value at
   end of period                  $13.310        $10.963        $16.532        $16.484        $14.530
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      59             66             97            113            144
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.932             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.266             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     109             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $10.878        $16.428        $16.404        $14.481        $13.512
  Accumulation Unit Value at
   end of period                  $13.187        $10.878        $16.428        $16.404        $14.481
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      50             16              9              3              2
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.850             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.147             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      98             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.809             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.090             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      47             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.728             --             --             --             --
  Accumulation Unit Value at
   end of period                  $12.973             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     157             --             --             --             --
VAN KAMPEN LIT MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $7.396        $14.122        $12.190        $11.794        $10.775
  Accumulation Unit Value at
   end of period                  $11.394         $7.396        $14.122        $12.190        $11.794
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9              5             19             20              8
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.344        $14.043        $12.140        $11.763        $10.763
  Accumulation Unit Value at
   end of period                  $11.296         $7.344        $14.043        $12.140        $11.763
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.326        $14.017        $12.123        $11.753        $10.759
  Accumulation Unit Value at
   end of period                  $11.264         $7.326        $14.017        $12.123        $11.753
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --              2             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.273             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.537             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     156             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period            $12.126         $9.708         $9.300             --             --
  Accumulation Unit Value at
   end of period                  $13.537        $12.126         $9.708             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     156            144             34             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period            $12.267             --             --             --             --
  Accumulation Unit Value at
   end of period                  $13.512             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
VAN KAMPEN LIT MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.740             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.775             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.739             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.763             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.738             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.759             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

64                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.274        $13.938        $12.073        $11.722        $10.746
  Accumulation Unit Value at
   end of period                  $11.167         $7.274        $13.938        $12.073        $11.722
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              1              1              5              5
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $7.274        $13.938        $12.073        $11.722        $10.746
  Accumulation Unit Value at
   end of period                  $11.167         $7.274        $13.938        $12.073        $11.722
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              1              1              5              5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.223        $13.860        $12.024        $11.691        $10.734
  Accumulation Unit Value at
   end of period                  $11.071         $7.223        $13.860        $12.024        $11.691
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             13             14             12              6
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.223        $13.860        $12.024        $11.691        $10.734
  Accumulation Unit Value at
   end of period                  $11.071         $7.223        $13.860        $12.024        $11.691
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             13             14             12              6
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.205        $13.834        $12.007        $11.681        $10.730
  Accumulation Unit Value at
   end of period                  $11.039         $7.205        $13.834        $12.007        $11.681
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.171        $13.782        $11.974        $11.660        $10.722
  Accumulation Unit Value at
   end of period                  $10.976         $7.171        $13.782        $11.974        $11.660
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              1             --              7              7
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.154        $13.756        $11.958        $11.650        $10.718
  Accumulation Unit Value at
   end of period                  $10.944         $7.154        $13.756        $11.958        $11.650
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $7.154        $13.756        $11.958        $11.650        $10.718
  Accumulation Unit Value at
   end of period                  $10.944         $7.154        $13.756        $11.958        $11.650
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.137             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.913             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $7.103        $13.679        $11.908        $11.620        $10.706
  Accumulation Unit Value at
   end of period                  $10.850         $7.103        $13.679        $11.908        $11.620
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.737             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.746             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period             $9.737             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.746             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.736             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.734             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.736             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.734             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.735             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.730             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.734             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.722             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.734             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.718             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period             $9.734             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.718             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period             $9.733             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.706             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               65

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.087             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.819             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.070             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.788             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $7.020             --             --             --             --
  Accumulation Unit Value at
   end of period                  $10.695             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2004           2003           2002           2001           2000
-------------------------------  -------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --  (a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --



(a)  Inception date February 17, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Three (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL              SMALL/MID CAP
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                        --                        --
   Class 1                                       --                        --                        --
   Class II                                      --                        --                        --
   Class 2                                       --                        --                        --
   Class X                                       --                        --                        --
   Class Y                                       --                        --                        --
   Other                                  9,302,065                15,506,327                 2,209,391
                                     ==============            ==============             =============
  Cost:
   Class I                                       --                        --                        --
   Class 1                                       --                        --                        --
   Class II                                      --                        --                        --
   Class 2                                       --                        --                        --
   Class X                                       --                        --                        --
   Class Y                                       --                        --                        --
   Other                               $114,349,748              $336,717,771               $38,776,213
                                     ==============            ==============             =============
  Market Value:
   Class I                                       --                        --                        --
   Class 1                                       --                        --                        --
   Class II                                      --                        --                        --
   Class 2                                       --                        --                        --
   Class X                                       --                        --                        --
   Class Y                                       --                        --                        --
   Other                                $98,415,840              $225,462,001               $29,517,467
 Due from Hartford Life and
  Annuity Insurance Company                   9,805                        --                    80,025
 Receivable from fund shares
  sold                                           --                    87,711                        --
 Other assets                                    --                        --                         1
                                     --------------            --------------             -------------
 Total Assets                            98,425,645               225,549,712                29,597,493
                                     --------------            --------------             -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                    87,711                        --
 Payable for fund shares
  purchased                                   9,805                        --                    80,025
 Other liabilities                                4                         7                        --
                                     --------------            --------------             -------------
 Total Liabilities                            9,809                    87,718                    80,025
                                     --------------            --------------             -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $98,415,836              $225,461,994               $29,517,468
                                     ==============            ==============             =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           ALLIANCEBERNSTEIN VPS          AIM V.I.
                                ALLIANCEBERNSTEIN VPS          INTERNATIONAL           INTERNATIONAL
                                   VALUE PORTFOLIO           GROWTH PORTFOLIO           GROWTH FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                        --                     --
   Class 1                                      --                        --                     --
   Class II                                     --                        --                     --
   Class 2                                      --                        --                     --
   Class X                                      --                        --                     --
   Class Y                                      --                        --                     --
   Other                                12,366,525                 1,060,436                 30,334
                                    ==============             =============             ==========
  Cost:
   Class I                                      --                        --                     --
   Class 1                                      --                        --                     --
   Class II                                     --                        --                     --
   Class 2                                      --                        --                     --
   Class X                                      --                        --                     --
   Class Y                                      --                        --                     --
   Other                              $167,457,181               $20,729,276               $647,941
                                    ==============             =============             ==========
  Market Value:
   Class I                                      --                        --                     --
   Class 1                                      --                        --                     --
   Class II                                     --                        --                     --
   Class 2                                      --                        --                     --
   Class X                                      --                        --                     --
   Class Y                                      --                        --                     --
   Other                              $110,062,069               $17,507,794               $777,469
 Due from Hartford Life and
  Annuity Insurance Company                     --                        --                      1
 Receivable from fund shares
  sold                                      38,666                    42,119                     --
 Other assets                                   --                        --                     --
                                    --------------             -------------             ----------
 Total Assets                          110,100,735                17,549,913                777,470
                                    --------------             -------------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 38,666                    42,119                     --
 Payable for fund shares
  purchased                                     --                        --                      1
 Other liabilities                               2                        --                     --
                                    --------------             -------------             ----------
 Total Liabilities                          38,668                    42,119                      1
                                    --------------             -------------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $110,062,067               $17,507,794               $777,469
                                    ==============             =============             ==========

                                   AMERICAN FUNDS
                                       GLOBAL                AMERICAN FUNDS            AMERICAN FUNDS
                                     GROWTH FUND              GROWTH FUND            GROWTH-INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                        --                        --
   Class 1                                     --                        --                        --
   Class II                                    --                        --                        --
   Class 2                              2,792,030                 6,122,065                 8,193,694
   Class X                                     --                        --                        --
   Class Y                                     --                        --                        --
   Other                                       --                        --                        --
                                    =============            ==============            ==============
  Cost:
   Class I                                     --                        --                        --
   Class 1                                     --                        --                        --
   Class II                                    --                        --                        --
   Class 2                            $43,913,520              $285,199,979              $265,483,245
   Class X                                     --                        --                        --
   Class Y                                     --                        --                        --
   Other                                       --                        --                        --
                                    =============            ==============            ==============
  Market Value:
   Class I                                     --                        --                        --
   Class 1                                     --                        --                        --
   Class II                                    --                        --                        --
   Class 2                            $54,444,591              $282,227,219              $255,479,384
   Class X                                     --                        --                        --
   Class Y                                     --                        --                        --
   Other                                       --                        --                        --
 Due from Hartford Life and
  Annuity Insurance Company                19,702                        --                        --
 Receivable from fund shares
  sold                                         --                    82,334                    62,358
 Other assets                                  --                         9                         2
                                    -------------            --------------            --------------
 Total Assets                          54,464,293               282,309,562               255,541,744
                                    -------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                    82,334                    62,358
 Payable for fund shares
  purchased                                19,702                        --                        --
 Other liabilities                              1                        --                        --
                                    -------------            --------------            --------------
 Total Liabilities                         19,703                    82,334                    62,358
                                    -------------            --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $54,444,590              $282,227,228              $255,479,386
                                    =============            ==============            ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                        AMERICAN FUNDS
                                               AMERICAN FUNDS            GLOBAL SMALL         FIDELITY VIP
                                             INTERNATIONAL FUND       CAPITALIZATION FUND    EQUITY-INCOME
                                                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                                 --                       --                   --
   Class 1                                                 --                       --                   --
   Class II                                                --                       --                   --
   Class 2                                          7,104,153                1,965,013                   --
   Class X                                                 --                       --                   --
   Class Y                                                 --                       --                   --
   Other                                                   --                       --            6,545,904
                                               ==============            =============       ==============
  Cost:
   Class I                                                 --                       --                   --
   Class 1                                                 --                       --                   --
   Class II                                                --                       --                   --
   Class 2                                       $105,178,882              $28,757,879                   --
   Class X                                                 --                       --                   --
   Class Y                                                 --                       --                   --
   Other                                                   --                       --         $164,080,899
                                               ==============            =============       ==============
  Market Value:
   Class I                                                 --                       --                   --
   Class 1                                                 --                       --                   --
   Class II                                                --                       --                   --
   Class 2                                       $121,552,054              $34,878,990                   --
   Class X                                                 --                       --                   --
   Class Y                                                 --                       --                   --
   Other                                                   --                       --         $108,465,627
 Due from Hartford Life and Annuity
  Insurance Company                                        --                   12,647                   --
 Receivable from fund shares sold                      50,983                       --               54,970
 Other assets                                              --                       --                    1
                                               --------------            -------------       --------------
 Total Assets                                     121,603,037               34,891,637          108,520,598
                                               --------------            -------------       --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    50,983                       --               54,970
 Payable for fund shares purchased                         --                   12,647                   --
 Other liabilities                                         --                        1                   --
                                               --------------            -------------       --------------
 Total Liabilities                                     50,983                   12,648               54,970
                                               --------------            -------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $121,552,054              $34,878,989         $108,465,628
                                               ==============            =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                           GROWTH        CONTRAFUND       MID CAP
                                         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                         --              --              --
   Class 1                                         --              --              --
   Class II                                        --              --              --
   Class 2                                         --              --              --
   Class X                                         --              --              --
   Class Y                                         --              --              --
   Other                                    1,269,238      25,210,047       5,141,423
                                        =============  ==============  ==============
  Cost:
   Class I                                         --              --              --
   Class 1                                         --              --              --
   Class II                                        --              --              --
   Class 2                                         --              --              --
   Class X                                         --              --              --
   Class Y                                         --              --              --
   Other                                  $44,298,852    $774,127,896    $165,987,737
                                        =============  ==============  ==============
  Market Value:
   Class I                                         --              --              --
   Class 1                                         --              --              --
   Class II                                        --              --              --
   Class 2                                         --              --              --
   Class X                                         --              --              --
   Class Y                                         --              --              --
   Other                                  $37,759,819    $511,511,858    $129,049,712
 Due from Hartford Life and Annuity
  Insurance Company                                --              --         663,122
 Receivable from fund shares sold               7,905         313,327              --
 Other assets                                       1              --              --
                                        -------------  --------------  --------------
 Total Assets                              37,767,725     511,825,185     129,712,834
                                        -------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                             7,905         313,327              --
 Payable for fund shares purchased                 --              --         663,122
 Other liabilities                                 --              11               3
                                        -------------  --------------  --------------
 Total Liabilities                              7,905         313,338         663,125
                                        -------------  --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $37,759,820    $511,511,847    $129,049,709
                                        =============  ==============  ==============

                                                            FIDELITY VIP
                                        FIDELITY VIP      DYNAMIC CAPITAL             FRANKLIN
                                            VALUE           APPRECIATION               INCOME
                                         STRATEGIES          PORTFOLIO            SECURITIES FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                         --                 --                      --
   Class 1                                         --                 --                      --
   Class II                                        --                 --                      --
   Class 2                                         --                 --                      --
   Class X                                         --                 --                      --
   Class Y                                         --                 --                      --
   Other                                    1,811,054            277,864                 272,387
                                        =============       ============            ============
  Cost:
   Class I                                         --                 --                      --
   Class 1                                         --                 --                      --
   Class II                                        --                 --                      --
   Class 2                                         --                 --                      --
   Class X                                         --                 --                      --
   Class Y                                         --                 --                      --
   Other                                  $19,932,619         $1,850,293              $3,428,149
                                        =============       ============            ============
  Market Value:
   Class I                                         --                 --                      --
   Class 1                                         --                 --                      --
   Class II                                        --                 --                      --
   Class 2                                         --                 --                      --
   Class X                                         --                 --                      --
   Class Y                                         --                 --                      --
   Other                                  $14,071,887         $1,961,721              $3,903,300
 Due from Hartford Life and Annuity
  Insurance Company                                --                 --                      --
 Receivable from fund shares sold                 677                339                     154
 Other assets                                      --                 --                      --
                                        -------------       ------------            ------------
 Total Assets                              14,072,564          1,962,060               3,903,454
                                        -------------       ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               677                340                     154
 Payable for fund shares purchased                 --                 --                      --
 Other liabilities                                  1                 --                      --
                                        -------------       ------------            ------------
 Total Liabilities                                678                340                     154
                                        -------------       ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $14,071,886         $1,961,720              $3,903,300
                                        =============       ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 FRANKLIN                FRANKLIN                FRANKLIN
                                               SMALL-MID CAP            SMALL CAP               STRATEGIC
                                                  GROWTH                  VALUE                   INCOME
                                              SECURITIES FUND        SECURITIES FUND         SECURITIES FUND
                                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                                --                    --                        --
   Class 1                                                --                    --                 9,397,105
   Class II                                               --                    --                        --
   Class 2                                         1,889,994                    --                        --
   Class X                                                --                    --                        --
   Class Y                                                --                    --                        --
   Other                                                  --                35,837                        --
                                               =============            ==========            ==============
  Cost:
   Class I                                                --                    --                        --
   Class 1                                                --                    --              $109,382,471
   Class II                                               --                    --                        --
   Class 2                                       $32,958,501                    --                        --
   Class X                                                --                    --                        --
   Class Y                                                --                    --                        --
   Other                                                  --              $396,294                        --
                                               =============            ==========            ==============
  Market Value:
   Class I                                                --                    --                        --
   Class 1                                                --                    --              $115,396,444
   Class II                                               --                    --                        --
   Class 2                                       $31,884,194                    --                        --
   Class X                                                --                    --                        --
   Class Y                                                --                    --                        --
   Other                                                  --              $463,015                        --
 Due from Hartford Life and Annuity
  Insurance Company                                       --                    --                        --
 Receivable from fund shares sold                     12,374                     5                    36,132
 Other assets                                             --                    --                        --
                                               -------------            ----------            --------------
 Total Assets                                     31,896,568               463,020               115,432,576
                                               -------------            ----------            --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   12,374                     5                    36,132
 Payable for fund shares purchased                        --                    --                        --
 Other liabilities                                         1                    --                        --
                                               -------------            ----------            --------------
 Total Liabilities                                    12,375                     5                    36,132
                                               -------------            ----------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $31,884,193              $463,015              $115,396,444
                                               =============            ==========            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        TEMPLETON
                                               FRANKLIN                DEVELOPING                TEMPLETON
                                             MUTUAL SHARES               MARKETS                  GROWTH
                                            SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                              --                       --                       --
   Class 1                                              --                2,717,808                       --
   Class II                                             --                       --                       --
   Class 2                                       6,418,557                       --                3,156,940
   Class X                                              --                       --                       --
   Class Y                                              --                       --                       --
   Other                                           186,842                       --                  128,426
                                             =============            =============            =============
  Cost:
   Class I                                              --                       --                       --
   Class 1                                              --              $22,094,322                       --
   Class II                                             --                       --                       --
   Class 2                                     $93,202,793                       --              $35,429,834
   Class X                                              --                       --                       --
   Class Y                                              --                       --                       --
   Other                                         2,497,024                       --                1,263,446
                                             =============            =============            =============
  Market Value:
   Class I                                              --                       --                       --
   Class 1                                              --              $26,824,769                       --
   Class II                                             --                       --                       --
   Class 2                                     $93,582,567                       --              $32,832,184
   Class X                                              --                       --                       --
   Class Y                                              --                       --                       --
   Other                                         2,739,105                       --                1,348,474
 Due from Hartford Life and Annuity
  Insurance Company                                     --                       --                       --
 Receivable from fund shares sold                    5,052                   53,800                   12,991
 Other assets                                           --                       --                       --
                                             -------------            -------------            -------------
 Total Assets                                   96,326,724               26,878,569               34,193,649
                                             -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  5,052                   53,800                   12,991
 Payable for fund shares purchased                      --                       --                       --
 Other liabilities                                       2                       --                       --
                                             -------------            -------------            -------------
 Total Liabilities                                   5,054                   53,800                   12,991
                                             -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $96,321,670              $26,824,769              $34,180,658
                                             =============            =============            =============


                                               MUTUAL              TEMPLETON          HARTFORD
                                          GLOBAL DISCOVERY        GLOBAL BOND         ADVISERS
                                          SECURITIES FUND       SECURITIES FUND       HLS FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT (B)      SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                           --                    --                  --
   Class 1                                           --                    --                  --
   Class II                                          --                    --                  --
   Class 2                                           --                    --                  --
   Class X                                           --                    --                  --
   Class Y                                           --                    --                  --
   Other                                         23,362                55,314           2,399,086
                                             ==========            ==========       =============
  Cost:
   Class I                                           --                    --                  --
   Class 1                                           --                    --                  --
   Class II                                          --                    --                  --
   Class 2                                           --                    --                  --
   Class X                                           --                    --                  --
   Class Y                                           --                    --                  --
   Other                                       $385,424              $928,801         $54,253,653
                                             ==========            ==========       =============
  Market Value:
   Class I                                           --                    --                  --
   Class 1                                           --                    --                  --
   Class II                                          --                    --                  --
   Class 2                                           --                    --                  --
   Class X                                           --                    --                  --
   Class Y                                           --                    --                  --
   Other                                       $444,351              $974,084         $41,921,086
 Due from Hartford Life and Annuity
  Insurance Company                                  --                    10                  --
 Receivable from fund shares sold                    48                    --              19,331
 Other assets                                        --                    --                  --
                                             ----------            ----------       -------------
 Total Assets                                   444,399               974,094          41,940,417
                                             ----------            ----------       -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  48                    --              19,331
 Payable for fund shares purchased                   --                    10                  --
 Other liabilities                                   --                    --                   2
                                             ----------            ----------       -------------
 Total Liabilities                                   48                    10              19,333
                                             ----------            ----------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $444,351              $974,084         $41,921,084
                                             ==========            ==========       =============

(a)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(b) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD       HARTFORD        HARTFORD
                                              TOTAL          CAPITAL        DIVIDEND
                                           RETURN BOND    APPRECIATION     AND GROWTH
                                             HLS FUND       HLS FUND        HLS FUND
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                            --             --              --
   Class 1                                            --             --              --
   Class II                                           --             --              --
   Class 2                                            --             --              --
   Class X                                            --             --              --
   Class Y                                            --             --              --
   Other                                      64,317,985      2,525,869      26,740,199
                                          ==============  =============  ==============
  Cost:
   Class I                                            --             --              --
   Class 1                                            --             --              --
   Class II                                           --             --              --
   Class 2                                            --             --              --
   Class X                                            --             --              --
   Class Y                                            --             --              --
   Other                                    $727,898,268    $73,339,375    $601,900,216
                                          ==============  =============  ==============
  Market Value:
   Class I                                            --             --              --
   Class 1                                            --             --              --
   Class II                                           --             --              --
   Class 2                                            --             --              --
   Class X                                            --             --              --
   Class Y                                            --             --              --
   Other                                    $680,265,727    $92,510,897    $469,292,074
 Due from Hartford Life and Annuity
  Insurance Company                               88,046        134,790              --
 Receivable from fund shares sold                     --             --         728,001
 Other assets                                         --             --              --
                                          --------------  -------------  --------------
 Total Assets                                680,353,773     92,645,687     470,020,075
                                          --------------  -------------  --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --             --         728,001
 Payable for fund shares purchased                88,046        134,790              --
 Other liabilities                                   177              3              12
                                          --------------  -------------  --------------
 Total Liabilities                                88,223        134,793         728,013
                                          --------------  -------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $680,265,550    $92,510,894    $469,292,062
                                          ==============  =============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               HARTFORD           HARTFORD
                                             FUNDAMENTAL           GLOBAL             HARTFORD
                                                GROWTH            ADVISERS         GLOBAL EQUITY
                                               HLS FUND           HLS FUND            HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                             --                  --                 --
   Class 1                                             --                  --                 --
   Class II                                            --                  --                 --
   Class 2                                             --                  --                 --
   Class X                                             --                  --                 --
   Class Y                                             --                  --                 --
   Other                                        1,061,213           1,196,970            200,644
                                             ============       =============       ============
  Cost:
   Class I                                             --                  --                 --
   Class 1                                             --                  --                 --
   Class II                                            --                  --                 --
   Class 2                                             --                  --                 --
   Class X                                             --                  --                 --
   Class Y                                             --                  --                 --
   Other                                       $9,911,517         $15,165,835         $1,544,007
                                             ============       =============       ============
  Market Value:
   Class I                                             --                  --                 --
   Class 1                                             --                  --                 --
   Class II                                            --                  --                 --
   Class 2                                             --                  --                 --
   Class X                                             --                  --                 --
   Class Y                                             --                  --                 --
   Other                                       $8,897,494         $12,469,361         $1,740,040
 Due from Hartford Life and Annuity
  Insurance Company                             1,063,952                  --                 --
 Receivable from fund shares sold                      --                 960                410
 Other assets                                           1                   1                 --
                                             ------------       -------------       ------------
 Total Assets                                   9,961,447          12,470,322          1,740,450
                                             ------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                 960                410
 Payable for fund shares purchased              1,063,952                  --                 --
 Other liabilities                                     --                  --                 --
                                             ------------       -------------       ------------
 Total Liabilities                              1,063,952                 960                410
                                             ------------       -------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $8,897,495         $12,469,362         $1,740,040
                                             ============       =============       ============

                                                                    HARTFORD
                                               HARTFORD           DISCIPLINED      HARTFORD
                                             GLOBAL GROWTH           EQUITY         GROWTH
                                               HLS FUND             HLS FUND       HLS FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                              --                   --             --
   Class 1                                              --                   --             --
   Class II                                             --                   --             --
   Class 2                                              --                   --             --
   Class X                                              --                   --             --
   Class Y                                              --                   --             --
   Other                                           991,374           32,307,193      2,449,173
                                             =============       ==============  =============
  Cost:
   Class I                                              --                   --             --
   Class 1                                              --                   --             --
   Class II                                             --                   --             --
   Class 2                                              --                   --             --
   Class X                                              --                   --             --
   Class Y                                              --                   --             --
   Other                                       $20,111,849         $422,253,568    $30,581,546
                                             =============       ==============  =============
  Market Value:
   Class I                                              --                   --             --
   Class 1                                              --                   --             --
   Class II                                             --                   --             --
   Class 2                                              --                   --             --
   Class X                                              --                   --             --
   Class Y                                              --                   --             --
   Other                                       $13,590,622         $338,385,603    $24,662,147
 Due from Hartford Life and Annuity
  Insurance Company                                     --                   --             --
 Receivable from fund shares sold                      728              185,732         25,388
 Other assets                                            4                  116             --
                                             -------------       --------------  -------------
 Total Assets                                   13,591,354          338,571,451     24,687,535
                                             -------------       --------------  -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    728              185,732         25,388
 Payable for fund shares purchased                      --                   --             --
 Other liabilities                                      --                   --              7
                                             -------------       --------------  -------------
 Total Liabilities                                     728              185,732         25,395
                                             -------------       --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $13,590,626         $338,385,719    $24,662,140
                                             =============       ==============  =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  HARTFORD
                                                   GROWTH             HARTFORD       HARTFORD
                                               OPPORTUNITIES         HIGH YIELD        INDEX
                                                  HLS FUND            HLS FUND       HLS FUND
                                              SUB-ACCOUNT (C)        SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                                 --                  --             --
   Class 1                                                 --                  --             --
   Class II                                                --                  --             --
   Class 2                                                 --                  --             --
   Class X                                                 --                  --             --
   Class Y                                                 --                  --             --
   Other                                            5,287,611           9,067,304        917,873
                                               ==============       =============  =============
  Cost:
   Class I                                                 --                  --             --
   Class 1                                                 --                  --             --
   Class II                                                --                  --             --
   Class 2                                                 --                  --             --
   Class X                                                 --                  --             --
   Class Y                                                 --                  --             --
   Other                                         $167,811,758         $74,694,923    $26,827,737
                                               ==============       =============  =============
  Market Value:
   Class I                                                 --                  --             --
   Class 1                                                 --                  --             --
   Class II                                                --                  --             --
   Class 2                                                 --                  --             --
   Class X                                                 --                  --             --
   Class Y                                                 --                  --             --
   Other                                         $116,336,376         $71,952,730    $21,308,543
 Due from Hartford Life and Annuity
  Insurance Company                                        --                  --             --
 Receivable from fund shares sold                     207,204             181,612          2,930
 Other assets                                               8                   1              4
                                               --------------       -------------  -------------
 Total Assets                                     116,543,588          72,134,343     21,311,477
                                               --------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   207,204             181,612          2,930
 Payable for fund shares purchased                         --                  --             --
 Other liabilities                                         --                  --             --
                                               --------------       -------------  -------------
 Total Liabilities                                    207,204             181,612          2,930
                                               --------------       -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $116,336,384         $71,952,731    $21,308,547
                                               ==============       =============  =============

(c) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD            HARTFORD             HARTFORD
                                        INTERNATIONAL       INTERNATIONAL       INTERNATIONAL
                                           GROWTH           SMALL COMPANY       OPPORTUNITIES
                                          HLS FUND            HLS FUND             HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                         --                  --                   --
   Class 1                                         --                  --                   --
   Class II                                        --                  --                   --
   Class 2                                         --                  --                   --
   Class X                                         --                  --                   --
   Class Y                                         --                  --                   --
   Other                                    6,509,145           3,354,180           11,809,628
                                        =============       =============       ==============
  Cost:
   Class I                                         --                  --                   --
   Class 1                                         --                  --                   --
   Class II                                        --                  --                   --
   Class 2                                         --                  --                   --
   Class X                                         --                  --                   --
   Class Y                                         --                  --                   --
   Other                                  $89,173,054         $53,115,522         $173,045,569
                                        =============       =============       ==============
  Market Value:
   Class I                                         --                  --                   --
   Class 1                                         --                  --                   --
   Class II                                        --                  --                   --
   Class 2                                         --                  --                   --
   Class X                                         --                  --                   --
   Class Y                                         --                  --                   --
   Other                                  $48,235,222         $37,852,136         $130,060,904
 Due from Hartford Life and Annuity
  Insurance Company                                --                  --              259,286
 Receivable from fund shares sold              26,251              63,797                   --
 Other assets                                      --                   3                   36
                                        -------------       -------------       --------------
 Total Assets                              48,261,473          37,915,936          130,320,226
                                        -------------       -------------       --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                            26,251              63,797                   --
 Payable for fund shares purchased                 --                  --              259,286
 Other liabilities                                  5                  --                   --
                                        -------------       -------------       --------------
 Total Liabilities                             26,256              63,797              259,286
                                        -------------       -------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $48,235,217         $37,852,139         $130,060,940
                                        =============       =============       ==============

                                          HARTFORD
                                           MID CAP        HARTFORD            HARTFORD
                                           GROWTH       MONEY MARKET      SMALL CAP VALUE
                                          HLS FUND        HLS FUND            HLS FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                         --              --                 --
   Class 1                                         --              --                 --
   Class II                                        --              --                 --
   Class 2                                         --              --                 --
   Class X                                         --              --                 --
   Class Y                                         --              --                 --
   Other                                    1,591,949     246,906,117            348,692
                                        =============  ==============       ============
  Cost:
   Class I                                         --              --                 --
   Class 1                                         --              --                 --
   Class II                                        --              --                 --
   Class 2                                         --              --                 --
   Class X                                         --              --                 --
   Class Y                                         --              --                 --
   Other                                  $11,391,232    $246,906,117         $3,115,650
                                        =============  ==============       ============
  Market Value:
   Class I                                         --              --                 --
   Class 1                                         --              --                 --
   Class II                                        --              --                 --
   Class 2                                         --              --                 --
   Class X                                         --              --                 --
   Class Y                                         --              --                 --
   Other                                  $12,539,330    $246,906,117         $3,279,341
 Due from Hartford Life and Annuity
  Insurance Company                                --              --                 --
 Receivable from fund shares sold                 766       1,105,101            717,325
 Other assets                                      --              56                 --
                                        -------------  --------------       ------------
 Total Assets                              12,540,096     248,011,274          3,996,666
                                        -------------  --------------       ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               766       1,105,101            717,325
 Payable for fund shares purchased                 --              --                 --
 Other liabilities                                 --              --                 --
                                        -------------  --------------       ------------
 Total Liabilities                                766       1,105,101            717,325
                                        -------------  --------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $12,539,330    $246,906,173         $3,279,341
                                        =============  ==============       ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        HARTFORD                  HARTFORD             HARTFORD
                                     SMALL COMPANY            SMALLCAP GROWTH           STOCK
                                        HLS FUND                  HLS FUND             HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                        --                   --
   Class 1                                       --                        --                   --
   Class II                                      --                        --                   --
   Class 2                                       --                        --                   --
   Class X                                       --                        --                   --
   Class Y                                       --                        --                   --
   Other                                  3,777,324                 2,055,696            1,042,075
                                     ==============            ==============       ==============
  Cost:
   Class I                                       --                        --                   --
   Class 1                                       --                        --                   --
   Class II                                      --                        --                   --
   Class 2                                       --                        --                   --
   Class X                                       --                        --                   --
   Class Y                                       --                        --                   --
   Other                                $71,369,518               $43,460,839          $51,108,390
                                     ==============            ==============       ==============
  Market Value:
   Class I                                       --                        --                   --
   Class 1                                       --                        --                   --
   Class II                                      --                        --                   --
   Class 2                                       --                        --                   --
   Class X                                       --                        --                   --
   Class Y                                       --                        --                   --
   Other                                $53,748,266               $32,168,203          $37,621,782
 Due from Hartford Life and
  Annuity Insurance Company                 570,442                        --                   --
 Receivable from fund shares
  sold                                           --                       926                9,309
 Other assets                                    --                        --                   --
                                     --------------            --------------       --------------
 Total Assets                            54,318,708                32,169,129           37,631,091
                                     --------------            --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                       926                9,309
 Payable for fund shares
  purchased                                 570,442                        --                   --
 Other liabilities                               17                         4                   --
                                     --------------            --------------       --------------
 Total Liabilities                          570,459                       930                9,309
                                     --------------            --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $53,748,249               $32,168,199          $37,621,782
                                     ==============            ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                              HARTFORD
                                    U.S. GOVERNMENT          HARTFORD         VALUE
                                      SECURITIES              VALUE       OPPORTUNITIES
                                       HLS FUND              HLS FUND        HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                   --              --
   Class 1                                       --                   --              --
   Class II                                      --                   --              --
   Class 2                                       --                   --              --
   Class X                                       --                   --              --
   Class Y                                       --                   --              --
   Other                                 27,510,485            7,880,749       2,877,307
                                    ===============       ==============  ==============
  Cost:
   Class I                                       --                   --              --
   Class 1                                       --                   --              --
   Class II                                      --                   --              --
   Class 2                                       --                   --              --
   Class X                                       --                   --              --
   Class Y                                       --                   --              --
   Other                               $303,398,233          $97,689,810     $52,844,875
                                    ===============       ==============  ==============
  Market Value:
   Class I                                       --                   --              --
   Class 1                                       --                   --              --
   Class II                                      --                   --              --
   Class 2                                       --                   --              --
   Class X                                       --                   --              --
   Class Y                                       --                   --              --
   Other                               $289,765,350          $74,905,303     $36,693,341
 Due from Hartford Life and
  Annuity Insurance Company                      --                   --              --
 Receivable from fund shares
  sold                                      379,793                4,831          11,270
 Other assets                                    10                   --              --
                                    ---------------       --------------  --------------
 Total Assets                           290,145,153           74,910,134      36,704,611
                                    ---------------       --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 379,793                4,831          11,270
 Payable for fund shares
  purchased                                      --                   --              --
 Other liabilities                               --                   11               3
                                    ---------------       --------------  --------------
 Total Liabilities                          379,793                4,842          11,273
                                    ---------------       --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $289,765,360          $74,905,292     $36,693,338
                                    ===============       ==============  ==============

                                  HARTFORD
                                   EQUITY          AMERICAN FUNDS         AMERICAN FUNDS
                                   INCOME               BOND              GLOBAL GROWTH
                                  HLS FUND            HLS FUND               HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                 --                    --
   Class 1                                 --                 --                    --
   Class II                                --                 --                    --
   Class 2                                 --                 --                    --
   Class X                                 --                 --                    --
   Class Y                                 --                 --                    --
   Other                            3,220,279            436,850                35,561
                               ==============       ============            ==========
  Cost:
   Class I                                 --                 --                    --
   Class 1                                 --                 --                    --
   Class II                                --                 --                    --
   Class 2                                 --                 --                    --
   Class X                                 --                 --                    --
   Class Y                                 --                 --                    --
   Other                          $41,583,151         $4,104,674              $269,526
                               ==============       ============            ==========
  Market Value:
   Class I                                 --                 --                    --
   Class 1                                 --                 --                    --
   Class II                                --                 --                    --
   Class 2                                 --                 --                    --
   Class X                                 --                 --                    --
   Class Y                                 --                 --                    --
   Other                          $33,742,296         $4,298,634              $313,941
 Due from Hartford Life and
  Annuity Insurance Company                --                 --                    --
 Receivable from fund shares
  sold                                  1,528                 57                     9
 Other assets                               1                 --                    --
                               --------------       ------------            ----------
 Total Assets                      33,743,825          4,298,691               313,950
                               --------------       ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             1,528                 57                     9
 Payable for fund shares
  purchased                                --                 --                    --
 Other liabilities                         --                 --                    --
                               --------------       ------------            ----------
 Total Liabilities                      1,528                 57                     9
                               --------------       ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $33,742,297         $4,298,634              $313,941
                               ==============       ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS
                                              GLOBAL SMALL          AMERICAN FUNDS          AMERICAN FUNDS
                                             CAPITALIZATION             GROWTH              GROWTH-INCOME
                                                HLS FUND               HLS FUND                HLS FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                             --                      --                      --
   Class 1                                             --                      --                      --
   Class II                                            --                      --                      --
   Class 2                                             --                      --                      --
   Class X                                             --                      --                      --
   Class Y                                             --                      --                      --
   Other                                          116,917                 464,238                 273,720
                                               ==========            ============            ============
  Cost:
   Class I                                             --                      --                      --
   Class 1                                             --                      --                      --
   Class II                                            --                      --                      --
   Class 2                                             --                      --                      --
   Class X                                             --                      --                      --
   Class Y                                             --                      --                      --
   Other                                         $796,764              $3,149,126              $1,961,616
                                               ==========            ============            ============
  Market Value:
   Class I                                             --                      --                      --
   Class 1                                             --                      --                      --
   Class II                                            --                      --                      --
   Class 2                                             --                      --                      --
   Class X                                             --                      --                      --
   Class Y                                             --                      --                      --
   Other                                         $950,517              $3,694,228              $2,244,752
 Due from Hartford Life and Annuity
  Insurance Company                                    --                      --                      --
 Receivable from fund shares sold                      70                      63                      68
 Other assets                                          --                      --                      --
                                               ----------            ------------            ------------
 Total Assets                                     950,587               3,694,291               2,244,820
                                               ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    70                      63                      68
 Payable for fund shares purchased                     --                      --                      --
 Other liabilities                                     --                      --                      --
                                               ----------            ------------            ------------
 Total Liabilities                                     70                      63                      68
                                               ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $950,517              $3,694,228              $2,244,752
                                               ==========            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS       LORD ABBETT         LORD ABBETT
                                            INTERNATIONAL         ALL VALUE        AMERICA'S VALUE
                                               HLS FUND           PORTFOLIO           PORTFOLIO
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                             --                  --                  --
   Class 1                                             --                  --                  --
   Class II                                            --                  --                  --
   Class 2                                             --                  --                  --
   Class X                                             --                  --                  --
   Class Y                                             --                  --                  --
   Other                                          327,337           2,126,731           2,259,024
                                             ============       =============       =============
  Cost:
   Class I                                             --                  --                  --
   Class 1                                             --                  --                  --
   Class II                                            --                  --                  --
   Class 2                                             --                  --                  --
   Class X                                             --                  --                  --
   Class Y                                             --                  --                  --
   Other                                       $2,374,396         $32,993,405         $32,817,921
                                             ============       =============       =============
  Market Value:
   Class I                                             --                  --                  --
   Class 1                                             --                  --                  --
   Class II                                            --                  --                  --
   Class 2                                             --                  --                  --
   Class X                                             --                  --                  --
   Class Y                                             --                  --                  --
   Other                                       $2,780,895         $31,645,756         $27,085,697
 Due from Hartford Life and Annuity
  Insurance Company                                    --                  --                  --
 Receivable from fund shares sold                      51              47,517               8,348
 Other assets                                          --                  --                  --
                                             ------------       -------------       -------------
 Total Assets                                   2,780,946          31,693,273          27,094,045
                                             ------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    51              47,517               8,348
 Payable for fund shares purchased                     --                  --                  --
 Other liabilities                                     --                  --                  --
                                             ------------       -------------       -------------
 Total Liabilities                                     51              47,517               8,348
                                             ------------       -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $2,780,895         $31,645,756         $27,085,697
                                             ============       =============       =============

                                                                   LORD ABBETT
                                              LORD ABBETT           GROWTH AND     LORD ABBETT
                                                  BOND                INCOME        LARGE CAP
                                             DEBENTURE FUND         PORTFOLIO       CORE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                               --                   --             --
   Class 1                                               --                   --             --
   Class II                                              --                   --             --
   Class 2                                               --                   --             --
   Class X                                               --                   --             --
   Class Y                                               --                   --             --
   Other                                          8,774,201           10,803,280      1,711,098
                                             ==============       ==============  =============
  Cost:
   Class I                                               --                   --             --
   Class 1                                               --                   --             --
   Class II                                              --                   --             --
   Class 2                                               --                   --             --
   Class X                                               --                   --             --
   Class Y                                               --                   --             --
   Other                                       $102,834,647         $312,706,961    $19,024,636
                                             ==============       ==============  =============
  Market Value:
   Class I                                               --                   --             --
   Class 1                                               --                   --             --
   Class II                                              --                   --             --
   Class 2                                               --                   --             --
   Class X                                               --                   --             --
   Class Y                                               --                   --             --
   Other                                        $98,972,988         $219,846,740    $18,514,078
 Due from Hartford Life and Annuity
  Insurance Company                                   8,759                   --             --
 Receivable from fund shares sold                        --               12,094          6,515
 Other assets                                            --                   --             --
                                             --------------       --------------  -------------
 Total Assets                                    98,981,747          219,858,834     18,520,593
                                             --------------       --------------  -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                      --               12,094          6,515
 Payable for fund shares purchased                    8,759                   --             --
 Other liabilities                                        1                    4             --
                                             --------------       --------------  -------------
 Total Liabilities                                    8,760               12,098          6,515
                                             --------------       --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                   $98,972,987         $219,846,736    $18,514,078
                                             ==============       ==============  =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                              MFS INVESTORS
                                                 MFS CORE               MFS GROWTH                GROWTH
                                              EQUITY SERIES               SERIES               STOCK SERIES
                                               SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                               --                      --                      --
   Class 1                                               --                      --                      --
   Class II                                              --                      --                      --
   Class 2                                               --                      --                      --
   Class X                                               --                      --                      --
   Class Y                                               --                      --                      --
   Other                                            372,738                 347,875                 489,845
                                               ============            ============            ============
  Cost:
   Class I                                               --                      --                      --
   Class 1                                               --                      --                      --
   Class II                                              --                      --                      --
   Class 2                                               --                      --                      --
   Class X                                               --                      --                      --
   Class Y                                               --                      --                      --
   Other                                         $5,599,218              $7,403,636              $4,838,474
                                               ============            ============            ============
  Market Value:
   Class I                                               --                      --                      --
   Class 1                                               --                      --                      --
   Class II                                              --                      --                      --
   Class 2                                               --                      --                      --
   Class X                                               --                      --                      --
   Class Y                                               --                      --                      --
   Other                                         $5,028,237              $7,454,968              $4,815,176
 Due from Hartford Life and Annuity
  Insurance Company                                      --                      --                      --
 Receivable from fund shares sold                       400                     687                     516
 Other assets                                            --                      --                      --
                                               ------------            ------------            ------------
 Total Assets                                     5,028,637               7,455,655               4,815,692
                                               ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                     400                     687                     516
 Payable for fund shares purchased                       --                      --                      --
 Other liabilities                                       --                      --                      --
                                               ------------            ------------            ------------
 Total Liabilities                                      400                     687                     516
                                               ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $5,028,237              $7,454,968              $4,815,176
                                               ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             MFS INVESTORS         MFS TOTAL           MFS VALUE
                                             TRUST SERIES        RETURN SERIES           SERIES
                                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                              --                   --                 --
   Class 1                                              --                   --                 --
   Class II                                             --                   --                 --
   Class 2                                              --                   --                 --
   Class X                                              --                   --                 --
   Class Y                                              --                   --                 --
   Other                                           837,510            8,195,340            118,721
                                             =============       ==============       ============
  Cost:
   Class I                                              --                   --                 --
   Class 1                                              --                   --                 --
   Class II                                             --                   --                 --
   Class 2                                              --                   --                 --
   Class X                                              --                   --                 --
   Class Y                                              --                   --                 --
   Other                                       $14,577,669         $155,220,726         $1,202,064
                                             =============       ==============       ============
  Market Value:
   Class I                                              --                   --                 --
   Class 1                                              --                   --                 --
   Class II                                             --                   --                 --
   Class 2                                              --                   --                 --
   Class X                                              --                   --                 --
   Class Y                                              --                   --                 --
   Other                                       $15,276,181         $143,248,338         $1,386,663
 Due from Hartford Life and Annuity
  Insurance Company                                     --                   --                  7
 Receivable from fund shares sold                    2,444               36,030                 --
 Other assets                                           --                   --                 --
                                             -------------       --------------       ------------
 Total Assets                                   15,278,625          143,284,368          1,386,670
                                             -------------       --------------       ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  2,444               36,030                 --
 Payable for fund shares purchased                      --                   --                  7
 Other liabilities                                      --                    3                 --
                                             -------------       --------------       ------------
 Total Liabilities                                   2,444               36,033                  7
                                             -------------       --------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $15,276,181         $143,248,335         $1,386,663
                                             =============       ==============       ============

                                             VAN KAMPEN --            VAN KAMPEN --             VAN KAMPEN --
                                            UIF EQUITY AND            UIF CORE PLUS             UIF EMERGING
                                                INCOME                 FIXED INCOME             MARKETS DEBT
                                               PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                              --                10,298,248                1,342,042
   Class 1                                              --                        --                       --
   Class II                                      1,466,135                        --                       --
   Class 2                                              --                        --                       --
   Class X                                              --                        --                       --
   Class Y                                              --                        --                       --
   Other                                                --                        --                       --
                                             =============            ==============            =============
  Cost:
   Class I                                              --              $114,146,082              $10,506,192
   Class 1                                              --                        --                       --
   Class II                                    $17,192,775                        --                       --
   Class 2                                              --                        --                       --
   Class X                                              --                        --                       --
   Class Y                                              --                        --                       --
   Other                                                --                        --                       --
                                             =============            ==============            =============
  Market Value:
   Class I                                              --              $102,261,608              $10,400,827
   Class 1                                              --                        --                       --
   Class II                                    $18,766,528                        --                       --
   Class 2                                              --                        --                       --
   Class X                                              --                        --                       --
   Class Y                                              --                        --                       --
   Other                                                --                        --                       --
 Due from Hartford Life and Annuity
  Insurance Company                                     --                        --                       --
 Receivable from fund shares sold                    2,968                    55,982                   14,365
 Other assets                                           --                         2                       --
                                             -------------            --------------            -------------
 Total Assets                                   18,769,496               102,317,592               10,415,192
                                             -------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  2,968                    55,982                   14,365
 Payable for fund shares purchased                      --                        --                       --
 Other liabilities                                      --                        --                       --
                                             -------------            --------------            -------------
 Total Liabilities                                   2,968                    55,982                   14,365
                                             -------------            --------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $18,766,528              $102,261,610              $10,400,827
                                             =============            ==============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     VAN KAMPEN --                                     VAN KAMPEN --
                                     UIF EMERGING             VAN KAMPEN --             UIF MID CAP
                                    MARKETS EQUITY           UIF HIGH YIELD               GROWTH
                                       PORTFOLIO                PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                               1,314,652                1,711,528                       --
   Class 1                                      --                       --                       --
   Class II                              5,865,847                       --                4,171,662
   Class 2                                      --                       --                       --
   Class X                                      --                       --                       --
   Class Y                                      --                       --                       --
   Other                                        --                       --                       --
                                     =============            =============            =============
  Cost:
   Class I                             $15,236,079              $25,900,963                       --
   Class 1                                      --                       --                       --
   Class II                             98,474,999                       --              $47,987,158
   Class 2                                      --                       --                       --
   Class X                                      --                       --                       --
   Class Y                                      --                       --                       --
   Other                                        --                       --                       --
                                     =============            =============            =============
  Market Value:
   Class I                             $17,103,628              $20,178,914                       --
   Class 1                                      --                       --                       --
   Class II                             76,138,696                       --              $37,878,691
   Class 2                                      --                       --                       --
   Class X                                      --                       --                       --
   Class Y                                      --                       --                       --
   Other                                        --                       --                       --
 Due from Hartford Life and
  Annuity Insurance Company                  4,891                       --                       --
 Receivable from fund shares
  sold                                          --                    5,648                   10,470
 Other assets                                   --                       --                       --
                                     -------------            -------------            -------------
 Total Assets                           93,247,215               20,184,562               37,889,161
                                     -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                    5,648                   10,470
 Payable for fund shares
  purchased                                  4,891                       --                       --
 Other liabilities                               2                       --                       --
                                     -------------            -------------            -------------
 Total Liabilities                           4,893                    5,648                   10,470
                                     -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $93,242,322              $20,178,914              $37,878,691
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VAN KAMPEN --
                                      UIF U.S.             MORGAN STANLEY --        MORGAN STANLEY --
                                    MID CAP VALUE            FOCUS GROWTH               BALANCED
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              3,838,126                       --                       --
   Class 1                                     --                       --                       --
   Class II                             1,784,326                       --                       --
   Class 2                                     --                       --                       --
   Class X                                     --                3,444,621                1,734,361
   Class Y                                     --                1,122,442                1,189,596
   Other                                       --                       --                       --
                                    =============            =============            =============
  Cost:
   Class I                            $54,317,241                       --                       --
   Class 1                                     --                       --                       --
   Class II                            31,104,106                       --                       --
   Class 2                                     --                       --                       --
   Class X                                     --              $46,037,329              $20,442,088
   Class Y                                     --               22,523,068               17,376,346
   Other                                       --                       --                       --
                                    =============            =============            =============
  Market Value:
   Class I                            $40,530,618                       --                       --
   Class 1                                     --                       --                       --
   Class II                            18,735,423                       --                       --
   Class 2                                     --                       --                       --
   Class X                                     --              $60,590,887              $22,182,476
   Class Y                                     --               19,530,486               15,131,660
   Other                                       --                       --                       --
 Due from Hartford Life and
  Annuity Insurance Company                    --                    7,589                       --
 Receivable from fund shares
  sold                                     42,194                       --                   16,896
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total Assets                          59,308,235               80,128,962               37,331,032
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                42,194                       --                   16,896
 Payable for fund shares
  purchased                                    --                    7,589                       --
 Other liabilities                              1                        1                       --
                                    -------------            -------------            -------------
 Total Liabilities                         42,195                    7,590                   16,896
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $59,266,040              $80,121,372              $37,314,136
                                    =============            =============            =============

                                  MORGAN STANLEY --        MORGAN STANLEY --
                                       CAPITAL                  MID CAP             MORGAN STANLEY --
                                    OPPORTUNITIES               GROWTH               FLEXIBLE INCOME
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                                629,343                  720,137                1,967,156
   Class Y                                630,951                  270,129                2,412,811
   Other                                       --                       --                       --
                                    =============            =============            =============
  Cost:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                             $6,373,944              $10,092,602              $19,155,979
   Class Y                              8,022,551                5,685,791               17,493,887
   Other                                       --                       --                       --
                                    =============            =============            =============
  Market Value:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                             $8,206,639              $19,191,668              $11,960,311
   Class Y                              8,032,001                7,063,868               14,573,377
   Other                                       --                       --                       --
 Due from Hartford Life and
  Annuity Insurance Company                 1,501                   25,844                       --
 Receivable from fund shares
  sold                                         --                       --                   24,170
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total Assets                          16,240,141               26,281,380               26,557,858
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                   24,170
 Payable for fund shares
  purchased                                 1,501                   25,844                       --
 Other liabilities                             --                       --                        1
                                    -------------            -------------            -------------
 Total Liabilities                          1,501                   25,844                   24,171
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $16,238,640              $26,255,536              $26,533,687
                                    =============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             MORGAN STANLEY --        MORGAN STANLEY --
                                                 DIVIDEND                  CAPITAL             MORGAN STANLEY --
                                                  GROWTH                   GROWTH                 MONEY MARKET
                                                 PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                                --                       --                        --
   Class 1                                                --                       --                        --
   Class II                                               --                       --                        --
   Class 2                                                --                       --                        --
   Class X                                         4,608,224                  534,683                35,920,386
   Class Y                                         1,531,776                  938,325                94,250,359
   Other                                                  --                       --                        --
                                               =============            =============            ==============
  Cost:
   Class I                                                --                       --                        --
   Class 1                                                --                       --                        --
   Class II                                               --                       --                        --
   Class 2                                                --                       --                        --
   Class X                                       $57,873,903               $6,310,094               $35,920,386
   Class Y                                        22,660,835               14,403,265                94,250,359
   Other                                                  --                       --                        --
                                               =============            =============            ==============
  Market Value:
   Class I                                                --                       --                        --
   Class 1                                                --                       --                        --
   Class II                                               --                       --                        --
   Class 2                                                --                       --                        --
   Class X                                       $66,081,928              $10,084,122               $35,920,386
   Class Y                                        21,904,404               17,396,537                94,250,359
   Other                                                  --                       --                        --
 Due from Hartford Life and Annuity
  Insurance Company                                       --                    7,987                        --
 Receivable from fund shares sold                     30,245                       --                   239,314
 Other assets                                             --                       --                        --
                                               -------------            -------------            --------------
 Total Assets                                     88,016,577               27,488,646               130,410,059
                                               -------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   30,245                       --                   239,314
 Payable for fund shares purchased                        --                    7,987                        --
 Other liabilities                                         3                       --                         4
                                               -------------            -------------            --------------
 Total Liabilities                                    30,248                    7,987                   239,318
                                               -------------            -------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $87,986,329              $27,480,659              $130,170,741
                                               =============            =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MORGAN STANLEY --        MORGAN STANLEY --          VAN KAMPEN --
                                         GLOBAL              EQUALLY WEIGHTED             UIF SMALL
                                     INFRASTRUCTURE               S&P 500              COMPANY GROWTH
                                        PORTFOLIO                PORTFOLIO                PORTFOLIO
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                       --                       --
   Class 1                                       --                       --                       --
   Class II                                      --                       --                  867,566
   Class 2                                       --                       --                       --
   Class X                                  981,319                2,408,115                       --
   Class Y                                  425,730                3,422,914                       --
   Other                                         --                       --                       --
                                      =============            =============            =============
  Cost:
   Class I                                       --                       --                       --
   Class 1                                       --                       --                       --
   Class II                                      --                       --              $13,984,970
   Class 2                                       --                       --                       --
   Class X                              $12,049,967              $30,276,496                       --
   Class Y                                8,899,055               70,387,268                       --
   Other                                         --                       --                       --
                                      =============            =============            =============
  Market Value:
   Class I                                       --                       --                       --
   Class 1                                       --                       --                       --
   Class II                                      --                       --              $11,564,649
   Class 2                                       --                       --                       --
   Class X                              $22,256,329              $37,783,326                       --
   Class Y                                9,634,272               53,020,933                       --
   Other                                         --                       --                       --
 Due from Hartford Life and
  Annuity Insurance Company                      --                       --                       --
 Receivable from fund shares
  sold                                       10,725                   31,648                    2,049
 Other assets                                     1                       --                       --
                                      -------------            -------------            -------------
 Total Assets                            31,901,327               90,835,907               11,566,698
                                      -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  10,725                   31,648                    2,049
 Payable for fund shares
  purchased                                      --                       --                       --
 Other liabilities                               --                       --                       --
                                      -------------            -------------            -------------
 Total Liabilities                           10,725                   31,648                    2,049
                                      -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $31,890,602              $90,804,259              $11,564,649
                                      =============            =============            =============

                                      VAN KAMPEN --
                                       UIF GLOBAL                                       OPPENHEIMER
                                        FRANCHISE              OPPENHEIMER                CAPITAL
                                        PORTFOLIO              MIDCAP FUND           APPRECIATION FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                      --                        --
   Class 1                                       --                      --                        --
   Class II                               1,748,689                      --                        --
   Class 2                                       --                      --                        --
   Class X                                       --                      --                        --
   Class Y                                       --                      --                        --
   Other                                         --                 106,328                 2,776,235
                                      =============            ============            ==============
  Cost:
   Class I                                       --                      --                        --
   Class 1                                       --                      --                        --
   Class II                             $23,351,200                      --                        --
   Class 2                                       --                      --                        --
   Class X                                       --                      --                        --
   Class Y                                       --                      --                        --
   Other                                         --              $5,224,082              $113,687,164
                                      =============            ============            ==============
  Market Value:
   Class I                                       --                      --                        --
   Class 1                                       --                      --                        --
   Class II                             $23,030,228                      --                        --
   Class 2                                       --                      --                        --
   Class X                                       --                      --                        --
   Class Y                                       --                      --                        --
   Other                                         --              $3,801,226              $101,721,238
 Due from Hartford Life and
  Annuity Insurance Company                   2,094                      --                        --
 Receivable from fund shares
  sold                                           --                  18,965                    23,158
 Other assets                                    --                      --                        --
                                      -------------            ------------            --------------
 Total Assets                            23,032,322               3,820,191               101,744,396
                                      -------------            ------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                  18,965                    23,158
 Payable for fund shares
  purchased                                   2,094                      --                        --
 Other liabilities                               --                      --                         1
                                      -------------            ------------            --------------
 Total Liabilities                            2,094                  18,965                    23,159
                                      -------------            ------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $23,030,228              $3,801,226              $101,721,237
                                      =============            ============            ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     OPPENHEIMER                                    OPPENHEIMER
                                        GLOBAL               OPPENHEIMER            MAIN STREET
                                   SECURITIES FUND        MAIN STREET FUND         SMALL CAP FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                     --                      --
   Class 1                                     --                     --                      --
   Class II                                    --                     --                      --
   Class 2                                     --                     --                      --
   Class X                                     --                     --                      --
   Class Y                                     --                     --                      --
   Other                               11,116,899                751,670               9,681,479
                                     ============            ===========            ============
  Cost:
   Class I                                     --                     --                      --
   Class 1                                     --                     --                      --
   Class II                                    --                     --                      --
   Class 2                                     --                     --                      --
   Class X                                     --                     --                      --
   Class Y                                     --                     --                      --
   Other                             $381,920,737            $16,501,721            $175,117,266
                                     ============            ===========            ============
  Market Value:
   Class I                                     --                     --                      --
   Class 1                                     --                     --                      --
   Class II                                    --                     --                      --
   Class 2                                     --                     --                      --
   Class X                                     --                     --                      --
   Class Y                                     --                     --                      --
   Other                             $292,152,096            $13,560,120            $138,251,522
 Due from Hartford Life and
  Annuity Insurance Company                    --                     --                      --
 Receivable from fund shares
  sold                                     27,516                 25,557                  63,123
 Other assets                                  --                     --                       1
                                     ------------            -----------            ------------
 Total Assets                         292,179,612             13,585,677             138,314,646
                                     ------------            -----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                27,516                 25,557                  63,123
 Payable for fund shares
  purchased                                    --                     --                      --
 Other liabilities                              4                     --                      --
                                     ------------            -----------            ------------
 Total Liabilities                         27,520                 25,557                  63,123
                                     ------------            -----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                        $292,152,092            $13,560,120            $138,251,523
                                     ============            ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT    PUTNAM VT     PUTNAM VT
                                DIVERSIFIED  GLOBAL ASSET  GROWTH AND
                                  INCOME      ALLOCATION     INCOME
                                SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                               --           --            --
   Class 1                               --           --            --
   Class II                              --           --            --
   Class 2                               --           --            --
   Class X                               --           --            --
   Class Y                               --           --            --
   Other                         12,080,877    1,165,080       495,219
                                ===========  ===========   ===========
  Cost:
   Class I                               --           --            --
   Class 1                               --           --            --
   Class II                              --           --            --
   Class 2                               --           --            --
   Class X                               --           --            --
   Class Y                               --           --            --
   Other                        $96,918,016  $18,031,109   $12,473,841
                                ===========  ===========   ===========
  Market Value:
   Class I                               --           --            --
   Class 1                               --           --            --
   Class II                              --           --            --
   Class 2                               --           --            --
   Class X                               --           --            --
   Class Y                               --           --            --
   Other                        $97,855,102  $15,984,893    $7,131,149
 Due from Hartford Life and
  Annuity Insurance Company              --        8,306            --
 Receivable from fund shares
  sold                                8,001           --           401
 Other assets                            --           --            --
                                -----------  -----------   -----------
 Total Assets                    97,863,103   15,993,199     7,131,550
                                -----------  -----------   -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           8,001           --           401
 Payable for fund shares
  purchased                              --        8,306            --
 Other liabilities                        1           --            --
                                -----------  -----------   -----------
 Total Liabilities                    8,002        8,306           401
                                -----------  -----------   -----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                   $97,855,101  $15,984,893    $7,131,149
                                ===========  ===========   ===========

                                     PUTNAM VT
                                   INTERNATIONAL        PUTNAM VT
                                     GROWTH AND       INTERNATIONAL   PUTNAM VT
                                       INCOME            EQUITY       INVESTORS
                                    SUB-ACCOUNT        SUB-ACCOUNT   SUB-ACCOUNT
------------------------------  ------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                 --            --
   Class 1                                   --                 --            --
   Class II                                  --                 --            --
   Class 2                                   --                 --            --
   Class X                                   --                 --            --
   Class Y                                   --                 --            --
   Other                                 93,836         10,219,256     7,333,569
                                     ==========       ============   ===========
  Cost:
   Class I                                   --                 --            --
   Class 1                                   --                 --            --
   Class II                                  --                 --            --
   Class 2                                   --                 --            --
   Class X                                   --                 --            --
   Class Y                                   --                 --            --
   Other                             $1,268,074       $178,697,792   $81,476,684
                                     ==========       ============   ===========
  Market Value:
   Class I                                   --                 --            --
   Class 1                                   --                 --            --
   Class II                                  --                 --            --
   Class 2                                   --                 --            --
   Class X                                   --                 --            --
   Class Y                                   --                 --            --
   Other                               $845,460       $113,229,349   $65,855,445
 Due from Hartford Life and
  Annuity Insurance Company                  --                 --            --
 Receivable from fund shares
  sold                                       35             54,926        16,789
 Other assets                                --                  1            --
                                     ----------       ------------   -----------
 Total Assets                           845,495        113,284,276    65,872,234
                                     ----------       ------------   -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  35             54,926        16,789
 Payable for fund shares
  purchased                                  --                 --            --
 Other liabilities                           --                 --             6
                                     ----------       ------------   -----------
 Total Liabilities                           35             54,926        16,795
                                     ----------       ------------   -----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $845,460       $113,229,350   $65,855,439
                                     ==========       ============   ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  PUTNAM VT            PUTNAM VT
                                  SMALL CAP        THE GEORGE PUTNAM           PUTNAM VT
                                    VALUE           FUND OF BOSTON               VISTA
                                 SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                  --                      --
   Class 1                                  --                  --                      --
   Class II                                 --                  --                      --
   Class 2                                  --                  --                      --
   Class X                                  --                  --                      --
   Class Y                                  --                  --                      --
   Other                             7,006,255           1,915,205                 136,242
                                ==============       =============            ============
  Cost:
   Class I                                  --                  --                      --
   Class 1                                  --                  --                      --
   Class II                                 --                  --                      --
   Class 2                                  --                  --                      --
   Class X                                  --                  --                      --
   Class Y                                  --                  --                      --
   Other                          $155,264,484         $22,010,908              $1,898,416
                                ==============       =============            ============
  Market Value:
   Class I                                  --                  --                      --
   Class 1                                  --                  --                      --
   Class II                                 --                  --                      --
   Class 2                                  --                  --                      --
   Class X                                  --                  --                      --
   Class Y                                  --                  --                      --
   Other                           $76,858,613         $13,042,546              $1,570,872
 Due from Hartford Life and
  Annuity Insurance Company                 --                  --                      --
 Receivable from fund shares
  sold                                  31,158                 574                      67
 Other assets                               --                   1                      --
                                --------------       -------------            ------------
 Total Assets                       76,889,771          13,043,121               1,570,939
                                --------------       -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             31,158                 574                      67
 Payable for fund shares
  purchased                                 --                  --                      --
 Other liabilities                           1                  --                      --
                                --------------       -------------            ------------
 Total Liabilities                      31,159                 574                      67
                                --------------       -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                      $76,858,612         $13,042,547              $1,570,872
                                ==============       =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            VAN KAMPEN LIT
                                                     PUTNAM VT                GROWTH AND
                                 PUTNAM VT            EQUITY                    INCOME
                                  VOYAGER           INCOME FUND               PORTFOLIO
                                SUB-ACCOUNT     SUB-ACCOUNT (D)(E)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                  --                   825,403
   Class 1                                --                  --                        --
   Class II                               --                  --                 9,036,880
   Class 2                                --                  --                        --
   Class X                                --                  --                        --
   Class Y                                --                  --                        --
   Other                             466,568           1,536,426                        --
                               =============       =============            ==============
  Cost:
   Class I                                --                  --               $13,095,760
   Class 1                                --                  --                        --
   Class II                               --                  --               170,192,787
   Class 2                                --                  --                        --
   Class X                                --                  --                        --
   Class Y                                --                  --                        --
   Other                         $12,668,605         $13,911,088                        --
                               =============       =============            ==============
  Market Value:
   Class I                                --                  --               $13,511,848
   Class 1                                --                  --                        --
   Class II                               --                  --               148,114,462
   Class 2                                --                  --                        --
   Class X                                --                  --                        --
   Class Y                                --                  --                        --
   Other                         $15,116,801         $18,682,940                        --
 Due from Hartford Life and
  Annuity Insurance Company               --                  --                        --
 Receivable from fund shares
  sold                                 1,087              35,107                    83,968
 Other assets                             --                  --                         3
                               -------------       -------------            --------------
 Total Assets                     15,117,888          18,718,047               161,710,281
                               -------------       -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            1,087              35,107                    83,968
 Payable for fund shares
  purchased                               --                  --                        --
 Other liabilities                        --                  --                        --
                               -------------       -------------            --------------
 Total Liabilities                     1,087              35,107                    83,968
                               -------------       -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $15,116,801         $18,682,940              $161,626,313
                               =============       =============            ==============

                                                             VAN KAMPEN LIT          VAN KAMPEN LIT
                                    VAN KAMPEN LIT              CAPITAL                 MID CAP
                                       COMSTOCK                  GROWTH                  GROWTH
                                      PORTFOLIO                PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                      --                      --
   Class 1                                      --                      --                      --
   Class II                             16,314,935                 109,756                 433,052
   Class 2                                      --                      --                      --
   Class X                                      --                      --                      --
   Class Y                                      --                      --                      --
   Other                                        --                      --                      --
                                    ==============            ============            ============
  Cost:
   Class I                                      --                      --                      --
   Class 1                                      --                      --                      --
   Class II                           $213,323,805              $2,584,919              $1,572,724
   Class 2                                      --                      --                      --
   Class X                                      --                      --                      --
   Class Y                                      --                      --                      --
   Other                                        --                      --                      --
                                    ==============            ============            ============
  Market Value:
   Class I                                      --                      --                      --
   Class 1                                      --                      --                      --
   Class II                           $164,780,848              $3,074,274              $1,381,435
   Class 2                                      --                      --                      --
   Class X                                      --                      --                      --
   Class Y                                      --                      --                      --
   Other                                        --                      --                      --
 Due from Hartford Life and
  Annuity Insurance Company                     --                  22,987                   8,403
 Receivable from fund shares
  sold                                      74,674                      --                      --
 Other assets                                    2                      --                      --
                                    --------------            ------------            ------------
 Total Assets                          164,855,524               3,097,261               1,389,838
                                    --------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 74,674                      --                      --
 Payable for fund shares
  purchased                                     --                  22,987                   8,403
 Other liabilities                              --                      --                      --
                                    --------------            ------------            ------------
 Total Liabilities                          74,674                  22,987                   8,403
                                    --------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $164,780,850              $3,074,274              $1,381,435
                                    ==============            ============            ============

(d) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

(e)  Funded as of February 13, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             WELLS FARGO            WELLS FARGO
                                    VAN KAMPEN LIT           ADVANTAGE VT           ADVANTAGE VT
                                      GOVERNMENT                ASSET               TOTAL RETURN
                                       PORTFOLIO           ALLOCATION FUND           BOND FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                    --                      --
   Class 1                                      --                    --                      --
   Class II                              3,254,422                    --                      --
   Class 2                                      --                    --                      --
   Class X                                      --                    --                      --
   Class Y                                      --                    --                      --
   Other                                        --                47,151                 169,336
                                     =============            ==========            ============
  Cost:
   Class I                                      --                    --                      --
   Class 1                                      --                    --                      --
   Class II                            $30,218,703                    --                      --
   Class 2                                      --                    --                      --
   Class X                                      --                    --                      --
   Class Y                                      --                    --                      --
   Other                                        --              $622,244              $1,653,486
                                     =============            ==========            ============
  Market Value:
   Class I                                      --                    --                      --
   Class 1                                      --                    --                      --
   Class II                            $28,573,822                    --                      --
   Class 2                                      --                    --                      --
   Class X                                      --                    --                      --
   Class Y                                      --                    --                      --
   Other                                        --              $496,496              $1,750,929
 Due from Hartford Life and
  Annuity Insurance Company                     --                    --                     714
 Receivable from fund shares
  sold                                      14,046                    26                      --
 Other assets                                   --                    --                       1
                                     -------------            ----------            ------------
 Total Assets                           28,587,868               496,522               1,751,644
                                     -------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 14,046                    26                      --
 Payable for fund shares
  purchased                                     --                    --                     714
 Other liabilities                              --                    --                      --
                                     -------------            ----------            ------------
 Total Liabilities                          14,046                    26                     714
                                     -------------            ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $28,573,822              $496,496              $1,750,930
                                     =============            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT          ADVANTAGE VT
                                      EQUITY             C&B LARGE CAP          LARGE COMPANY
                                   INCOME FUND             VALUE FUND             CORE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                      --                   --
   Class 1                                  --                      --                   --
   Class II                                 --                      --                   --
   Class 2                                  --                      --                   --
   Class X                                  --                      --                   --
   Class Y                                  --                      --                   --
   Other                                17,012                 174,562                2,652
                                    ==========            ============            =========
  Cost:
   Class I                                  --                      --                   --
   Class 1                                  --                      --                   --
   Class II                                 --                      --                   --
   Class 2                                  --                      --                   --
   Class X                                  --                      --                   --
   Class Y                                  --                      --                   --
   Other                              $285,077              $1,797,175              $43,884
                                    ==========            ============            =========
  Market Value:
   Class I                                  --                      --                   --
   Class 1                                  --                      --                   --
   Class II                                 --                      --                   --
   Class 2                                  --                      --                   --
   Class X                                  --                      --                   --
   Class Y                                  --                      --                   --
   Other                              $192,402              $1,555,343              $34,027
 Due from Hartford Life and
  Annuity Insurance Company                 --                      --                   --
 Receivable from fund shares
  sold                                      11                      59                    2
 Other assets                               --                      --                   --
                                    ----------            ------------            ---------
 Total Assets                          192,413               1,555,402               34,029
                                    ----------            ------------            ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 11                      59                    2
 Payable for fund shares
  purchased                                 --                      --                   --
 Other liabilities                          --                      --                   --
                                    ----------            ------------            ---------
 Total Liabilities                          11                      59                    2
                                    ----------            ------------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $192,402              $1,555,343              $34,027
                                    ==========            ============            =========

                                   WELLS FARGO            WELLS FARGO             WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT
                                  INTERNATIONAL          LARGE COMPANY               MONEY
                                    CORE FUND             GROWTH FUND             MARKET FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                      --                      --
   Class 1                                  --                      --                      --
   Class II                                 --                      --                      --
   Class 2                                  --                      --                      --
   Class X                                  --                      --                      --
   Class Y                                  --                      --                      --
   Other                                39,517                 395,780               4,707,982
                                    ==========            ============            ============
  Cost:
   Class I                                  --                      --                      --
   Class 1                                  --                      --                      --
   Class II                                 --                      --                      --
   Class 2                                  --                      --                      --
   Class X                                  --                      --                      --
   Class Y                                  --                      --                      --
   Other                              $330,294              $3,658,583              $4,707,982
                                    ==========            ============            ============
  Market Value:
   Class I                                  --                      --                      --
   Class 1                                  --                      --                      --
   Class II                                 --                      --                      --
   Class 2                                  --                      --                      --
   Class X                                  --                      --                      --
   Class Y                                  --                      --                      --
   Other                              $198,771              $3,550,147              $4,707,982
 Due from Hartford Life and
  Annuity Insurance Company                 --                      --                      --
 Receivable from fund shares
  sold                                      59                   5,002                     228
 Other assets                               --                      --                       3
                                    ----------            ------------            ------------
 Total Assets                          198,830               3,555,149               4,708,213
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 59                   5,002                     228
 Payable for fund shares
  purchased                                 --                      --                      --
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total Liabilities                          59                   5,002                     228
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $198,771              $3,550,147              $4,707,985
                                    ==========            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     WELLS FARGO                              WELLS FARGO
                                    ADVANTAGE VT          WELLS FARGO         ADVANTAGE VT        WELLS FARGO
                                      SMALL CAP           ADVANTAGE VT       SMALL/MID CAP        ADVANTAGE VT
                                     GROWTH FUND         DISCOVERY FUND        VALUE FUND       OPPORTUNITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --                  --                  --
   Class 1                                     --                  --                  --                  --
   Class II                                    --                  --                  --                  --
   Class 2                                     --                  --                  --                  --
   Class X                                     --                  --                  --                  --
   Class Y                                     --                  --                  --                  --
   Other                                  432,601              11,785              15,228              32,868
                                     ============          ==========          ==========          ==========
  Cost:
   Class I                                     --                  --                  --                  --
   Class 1                                     --                  --                  --                  --
   Class II                                    --                  --                  --                  --
   Class 2                                     --                  --                  --                  --
   Class X                                     --                  --                  --                  --
   Class Y                                     --                  --                  --                  --
   Other                               $3,766,981            $193,861            $174,408            $708,971
                                     ============          ==========          ==========          ==========
  Market Value:
   Class I                                     --                  --                  --                  --
   Class 1                                     --                  --                  --                  --
   Class II                                    --                  --                  --                  --
   Class 2                                     --                  --                  --                  --
   Class X                                     --                  --                  --                  --
   Class Y                                     --                  --                  --                  --
   Other                               $2,747,018            $185,032            $119,236            $493,355
 Due from Hartford Life and
  Annuity Insurance Company                    --                  --                  --                  --
 Receivable from fund shares
  sold                                      2,726                   8                   6                  22
 Other assets                                  --                  --                  --                  --
                                     ------------          ----------          ----------          ----------
 Total Assets                           2,749,744             185,040             119,242             493,377
                                     ------------          ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 2,726                   8                   6                  22
 Payable for fund shares
  purchased                                    --                  --                  --                  --
 Other liabilities                             --                  --                  --                  --
                                     ------------          ----------          ----------          ----------
 Total Liabilities                          2,726                   8                   6                  22
                                     ------------          ----------          ----------          ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,747,018            $185,032            $119,236            $493,355
                                     ============          ==========          ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              UNITS          MINIMUM             MAXIMUM
                                             OWNED BY       UNIT FAIR           UNIT FAIR       CONTRACT
                                           PARTICIPANTS      VALUE #             VALUE #        LIABILITY
------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio -- Class B                 9,485,906      $8.518101   to     $12.888884      $98,415,836
AllianceBernstein VPS International
 Value Portfolio -- Class B                   24,348,210       5.894680   to      14.053267      225,348,343
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio -- Class B                    2,804,084      10.089911   to      10.954830       29,494,957
AllianceBernstein VPS Value Portfolio --
 Class B                                      13,744,739       7.672767   to      12.431217      110,005,557
AllianceBernstein VPS International
 Growth Portfolio -- Class B                   2,419,921       7.098724   to       7.379407       17,507,794
AIM V.I. International Growth Fund --
 Class S2                                         90,641       8.535965   to       8.582995          777,469
American Funds Global Growth Fund --
 Class 2                                       4,810,110       1.613666   to      15.332653       54,419,964
American Funds Growth Fund -- Class 2         31,802,059       1.176587   to      14.041401      282,120,986
American Funds Growth-Income Fund --
 Class 2                                      23,637,789       1.100825   to      13.143558      255,398,153
American Funds International Fund --
 Class 2                                      10,609,581       1.687433   to      15.668444      121,456,312
American Funds Global Small
 Capitalization Fund --
 Class 2                                       2,466,018       1.806309   to      18.537952       34,876,639
Fidelity VIP Equity-Income -- Class
 SRV2                                         12,333,611       8.427667   to      13.124339      108,419,466
Fidelity VIP Growth -- Class SRV2              4,159,849       8.706200   to      12.592773       37,745,095
Fidelity VIP Contrafund -- Class SRV2         47,293,079       7.979653   to      13.642869      511,438,866
Fidelity VIP Mid Cap -- Class SRV2            11,263,812       8.351561   to      14.463520      129,011,618
Fidelity VIP Value Strategies -- Class
 SRV2                                          1,544,976       8.767188   to      16.489361       14,071,886
Fidelity VIP Dynamic Capital
 Appreciation Portfolio -- Class SRV2            267,129       7.231608   to       7.509249        1,961,720
Franklin Income Securities Fund -- Class
 4                                               400,763       9.700733   to       9.754336        3,903,300
Franklin Small-Mid Cap Growth Securities
 Fund -- Class 2                               4,203,297       1.035668   to      14.069510       31,881,263
Franklin Small Cap Value Securities Fund
 -- Class 4                                       51,604       8.927940   to       8.977355          463,015
Franklin Strategic Income Securities
 Fund -- Class 1                               7,130,405       1.633768   to      17.786120      115,347,107
Franklin Mutual Shares Securities Fund
 -- Class 2                                    7,293,778       1.180507   to      13.777497       93,267,433
Franklin Mutual Shares Securities Fund
 -- Class 4                                      326,852       8.347440   to       8.393589        2,739,105
Templeton Developing Markets Securities
 Fund -- Class 1                               1,285,105       2.733475   to      23.312034       26,792,241
Templeton Growth Securities Fund --
 Class 2                                       3,030,930       1.121823   to      13.576941       32,832,184
Templeton Growth Securities Fund --
 Class 4                                         163,640       8.211993   to       8.257399        1,348,474
Mutual Global Discovery Securities Fund
 -- Class 4                                       48,090       9.203811   to       9.254670          444,351
Templeton Global Bond Securities Fund --
 Class 4                                          83,594      11.609181   to      11.673293          974,084
Hartford Advisers HLS Fund -- Class IA        30,257,878       1.030947   to      13.182590       41,890,212
Hartford Total Return Bond HLS Fund --
 Class IA                                    345,187,199       1.461794   to      14.123030      679,402,715
Hartford Capital Appreciation HLS Fund
 -- Class IA                                   8,966,655       8.396866   to      14.996262       92,476,868
Hartford Dividend and Growth HLS Fund --
 Class IA                                    275,751,951       1.280144   to      12.711456      469,140,002
Hartford Fundamental Growth HLS Fund --
 Class IA                                      8,438,315       0.998114   to      14.187277        8,897,495
Hartford Global Advisers HLS Fund --
 Class IA                                      9,525,296       1.137786   to       9.000064       12,469,362
Hartford Global Equity HLS Fund -- Class
 IA                                              202,543       8.476750   to       8.737909        1,740,040
Hartford Global Growth HLS Fund -- Class
 IA                                            9,598,407       1.044061   to       8.817045       13,590,626
Hartford Disciplined Equity HLS Fund --
 Class IA                                    320,514,961       0.917757   to      12.794689      338,124,183
Hartford Growth HLS Fund -- Class IA          21,367,749       1.091277   to      13.768381       24,659,112
Hartford Growth Opportunities HLS Fund
 -- Class IA                                  81,199,289       1.306706   to      13.853244      116,328,572
Hartford High Yield HLS Fund -- Class
 IA                                           45,281,955       1.450525   to      15.406518       71,946,806
Hartford Index HLS Fund -- Class IA           17,923,535       0.878793   to       4.337680       21,308,547
Hartford International Growth HLS Fund
 -- Class IA                                  44,506,563       1.010882   to      13.437615       48,225,205

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              UNITS          MINIMUM             MAXIMUM
                                             OWNED BY       UNIT FAIR           UNIT FAIR       CONTRACT
                                           PARTICIPANTS      VALUE #             VALUE #        LIABILITY
------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund --
 Class IA                                     20,374,615      $1.767121   to     $14.823981      $37,830,307
Hartford International Opportunities HLS
 Fund --
 Class IA                                     86,039,165       1.256231   to      13.944350      129,996,913
Hartford Mid Cap Growth HLS Fund --
 Class IA                                      1,677,361       7.313253   to      14.916260       12,539,330
Hartford Money Market HLS Fund -- Class
 IA                                          184,172,437       1.010955   to      10.167137      246,600,979
Hartford Small Cap Value HLS Fund --
 Class IA                                        408,049       7.867596   to       8.178900        3,279,341
Hartford Small Company HLS Fund -- Class
 IA                                           34,130,249       1.130532   to      13.328176       53,743,876
Hartford SmallCap Growth HLS Fund --
 Class IA                                     28,123,030       1.057909   to      11.044028       32,155,038
Hartford Stock HLS Fund -- Class IA           33,877,472       0.862513   to       5.523739       37,621,782
Hartford U.S. Government Securities HLS
 Fund --
 Class IA                                    255,482,300       1.074005   to      10.219793      289,438,649
Hartford Value HLS Fund -- Class IA           65,229,430       1.083181   to      12.639989       74,896,975
Hartford Value Opportunities HLS Fund --
 Class IA                                     28,315,130       1.191834   to      15.440653       36,693,338
Hartford Equity Income HLS Fund -- Class
 IA                                           27,441,314       1.157265   to      11.807978       33,739,804
American Funds Bond HLS Fund -- Class
 IB                                              434,200       9.861068   to       9.910553        4,298,634
American Funds Global Growth HLS Fund --
 Class IB                                         35,171       8.885138   to       8.929801          313,941
American Funds Global Small
 Capitalization HLS Fund -- Class IB             118,150       8.017227   to       8.057530          950,517
American Funds Growth HLS Fund -- Class
 IB                                              459,984       8.000594   to       8.040827        3,694,228
American Funds Growth-Income HLS Fund --
 Class IB                                        268,719       8.324907   to       8.366760        2,244,752
American Funds International HLS Fund --
 Class IB                                        325,713       8.506707   to       8.549477        2,780,895
Lord Abbett All Value Portfolio -- Class
 VC                                            2,875,567      10.428907   to      12.911008       31,642,611
Lord Abbett America's Value Portfolio --
 Class VC                                      2,573,896       9.918307   to      12.670170       27,080,849
Lord Abbett Bond Debenture Fund -- Class
 VC                                            8,195,312      11.513108   to      13.909577       98,970,260
Lord Abbett Growth and Income Portfolio
 -- Class VC                                  24,830,624       7.196790   to      12.123764      219,788,492
Lord Abbett Large Cap Core Fund -- Class
 VC                                            1,718,223      10.281352   to      11.130070       18,514,078
MFS Core Equity Series -- Class INIT             793,407       0.955152   to      13.381072        5,028,237
MFS Growth Series -- Class INIT                1,270,903       1.144725   to      13.538101        7,454,968
MFS Investors Growth Stock Series --
 Class INIT                                      748,874       0.994908   to       7.980995        4,815,176
MFS Investors Trust Series -- Class
 INIT                                          1,814,353       1.101446   to      12.642270       15,276,181
MFS Total Return Series -- Class INIT         11,416,291       1.190849   to      13.272154      142,408,232
MFS Total Return Series -- Class SRV              57,059       9.339052   to       9.390499          535,504
MFS Value Series -- Class SRV                    156,967       8.792133   to       8.840590        1,386,663
Van Kampen -- UIF Equity and Income
 Portfolio --
 Class II                                      1,384,707      13.021034   to      13.997917       18,766,528
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio -- Class I                          8,039,263       1.189467   to      13.979216      102,188,126
Van Kampen -- UIF Emerging Markets Debt
 Portfolio -- Class I                            475,252       1.925064   to      25.040307       10,349,817
Van Kampen -- UIF Emerging Markets
 Equity Portfolio -- Class I                     827,332       2.569228   to      22.732896       17,006,241
Van Kampen -- UIF Emerging Markets
 Equity Portfolio -- Class II                  4,769,950       9.471795   to      17.744257       76,104,834
Van Kampen -- UIF High Yield Portfolio
 -- Class I                                    1,733,076       1.485964   to      14.975134       20,137,931
Van Kampen -- UIF Mid Cap Growth
 Portfolio --
 Class II                                      3,066,116      11.828510   to      15.803977       37,878,691
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio --
 Class I                                       2,903,816       1.234457   to      16.787286       40,504,496
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio --
 Class II                                      1,718,648       7.683975   to      11.298285       18,735,424

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              UNITS          MINIMUM             MAXIMUM
                                             OWNED BY       UNIT FAIR           UNIT FAIR       CONTRACT
                                           PARTICIPANTS      VALUE #             VALUE #        LIABILITY
------------------------------------------------------------------------------------------------------------
Morgan Stanley -- Focus Growth Portfolio
 -- Class X                                    4,519,152      $1.084382   to     $27.915663      $59,974,625
Morgan Stanley -- Focus Growth Portfolio
 -- Class Y                                    2,924,594       6.333618   to      16.538207       19,529,577
Morgan Stanley -- Balanced Portfolio --
 Class X                                       2,439,383       1.223342   to      23.533876       21,963,656
Morgan Stanley -- Balanced Portfolio --
 Class Y                                       1,192,814      12.034144   to      13.084167       15,129,542
Morgan Stanley -- Capital Opportunities
 Portfolio -- Class X                            859,726       1.271828   to      12.039504        8,148,263
Morgan Stanley -- Capital Opportunities
 Portfolio -- Class Y                          1,829,794       4.176285   to      16.313656        8,032,001
Morgan Stanley -- Mid Cap Growth
 Portfolio -- Class X                          1,106,162       1.559020   to      32.948991       19,130,244
Morgan Stanley -- Mid Cap Growth
 Portfolio -- Class Y                            792,525       8.504281   to      15.996019        7,063,868
Morgan Stanley -- Flexible Income
 Portfolio -- Class X                          1,313,217       1.278577   to      13.551139       11,846,789
Morgan Stanley -- Flexible Income
 Portfolio -- Class Y                          1,391,859       9.993436   to      12.325953       14,573,376
Morgan Stanley -- Dividend Growth
 Portfolio -- Class X                          5,824,357       0.942550   to      23.385721       65,340,448
Morgan Stanley -- Dividend Growth
 Portfolio -- Class Y                          2,275,135       9.145409   to      12.614620       21,902,725
Morgan Stanley -- Capital Growth
 Portfolio -- Class X                            868,242       1.143469   to      20.352765       10,032,549
Morgan Stanley -- Capital Growth
 Portfolio -- Class Y                          2,530,111       6.606432   to      16.079902       17,396,536
Morgan Stanley -- Money Market Portfolio
 -- Class X                                    3,687,236       1.069991   to      13.777083       35,701,038
Morgan Stanley -- Money Market Portfolio
 -- Class Y                                    9,127,907       9.696455   to      10.769830       94,250,358
Morgan Stanley -- Global Infrastructure
 Portfolio --
 Class X                                       1,292,059       1.448857   to      29.205091       21,876,155
Morgan Stanley -- Global Infrastructure
 Portfolio --
 Class Y                                       1,058,882       8.582040   to      12.353900        9,634,273
Morgan Stanley -- Equally Weighted S&P
 500 Portfolio -- Class X                      2,882,241       1.260424   to      31.047672       37,510,813
Morgan Stanley -- Equally Weighted S&P
 500 Portfolio -- Class Y                      4,042,534      12.547030   to      14.642875       53,020,934
Van Kampen -- UIF Small Company Growth
 Portfolio -- Class II                         1,007,471      11.115325   to      14.901499       11,564,649
Van Kampen -- UIF Global Franchise
 Portfolio -- Class II                         1,378,131      13.155359   to      17.339968       23,030,228
Oppenheimer Midcap Fund -- Class SRV             500,608       7.276105   to       7.900012        3,801,226
Oppenheimer Capital Appreciation Fund --
 Class SRV                                    10,694,844       9.103550   to      14.588571      101,655,552
Oppenheimer Global Securities Fund --
 Class SRV                                    26,147,514       7.894620   to      14.629926      292,062,156
Oppenheimer Main Street Fund -- Class
 SRV                                           1,514,848       7.427291   to       9.553191       13,560,120
Oppenheimer Main Street Small Cap Fund
 -- Class SRV                                 14,093,673       9.409166   to      14.572256      138,187,247
Putnam VT Diversified Income -- Class
 IB                                            5,534,842      10.676199   to      19.974918       97,845,389
Putnam VT Global Asset Allocation --
 Class IB                                        769,547       9.655170   to      34.164535       15,910,622
Putnam VT Growth and Income -- Class IB          317,953       8.452551   to      43.659846        7,131,149
Putnam VT International Growth and
 Income -- Class IB                              129,590       6.314339   to      13.244142          845,460
Putnam VT International Equity -- Class
 IB                                            8,589,815       6.831196   to      18.350770      113,165,921
Putnam VT Investors -- Class IB                9,149,792       5.183246   to      13.133259       65,846,576
Putnam VT Small Cap Value -- Class IB          4,505,762      13.753825   to      18.419681       76,821,732
Putnam VT The George Putnam Fund of
 Boston --
 Class IB                                      1,344,526       8.735376   to      12.806386       13,039,990
Putnam VT Vista -- Class IB                      179,465       4.057782   to      12.658112        1,570,872
Putnam VT Voyager -- Class IB                    921,575       5.470648   to      59.287204       15,116,801
Putnam VT Equity Income Fund -- Class
 IB                                            1,419,272      12.970674   to      13.214639       18,659,365
Van Kampen LIT Growth and Income
 Portfolio -- Class I                          1,586,406       1.203420   to      13.679056       13,477,891
Van Kampen LIT Growth and Income
 Portfolio -- Class II                        10,740,977      12.513242   to      14.246994      148,066,934
Van Kampen LIT Comstock Portfolio --
 Class II                                     12,821,860      12.159411   to      13.346950      164,739,982
Van Kampen LIT Capital Growth Portfolio
 -- Class II                                     253,532      11.675064   to      16.207270        3,074,274
Van Kampen LIT Mid Cap Growth Portfolio
 -- Class II                                     125,103      10.695487   to      15.669200        1,381,435
Van Kampen LIT Government Portfolio --
 Class II                                      2,711,333      10.137420   to      10.904925       28,573,822

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              UNITS          MINIMUM             MAXIMUM
                                             OWNED BY       UNIT FAIR           UNIT FAIR       CONTRACT
                                           PARTICIPANTS      VALUE #             VALUE #        LIABILITY
------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Asset
 Allocation Fund                                 463,635      $1.046026   to      $1.133830         $496,496
Wells Fargo Advantage VT Total Return
 Bond Fund                                     1,301,798       1.300294   to       1.409455        1,750,930
Wells Fargo Advantage VT Equity Income
 Fund                                            195,699       0.964787   to       1.009559          192,402
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                    1,482,557       0.993363   to       1.068364        1,555,343
Wells Fargo Advantage VT Large Company
 Core Fund                                        39,105       0.861405   to       0.926489           34,027
Wells Fargo Advantage VT International
 Core Fund                                       207,931       0.945390   to       1.016688          198,771
Wells Fargo Advantage VT Large Company
 Growth Fund                                   3,754,347       0.905982   to       0.982060        3,550,147
Wells Fargo Advantage VT Money Market
 Fund                                          4,605,597       0.989301   to       1.072308        4,707,985
Wells Fargo Advantage VT Small Cap
 Growth Fund                                   2,035,835       1.288635   to       1.396830        2,747,018
Wells Fargo Advantage VT Discovery Fund           16,031      11.126586   to      11.782931          185,032
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                       10,342      11.306740   to      11.810054          119,236
Wells Fargo Advantage VT Opportunity
 Fund                                             45,841      10.521380   to      10.989858          493,355
DEFERRED ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD (BY SUB-ACCOUNT):
AllianceBernstein VPS International
 Value Portfolio -- Class B                       12,012       9.271635   to       9.660906          113,651
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio -- Class B                        2,095      10.744875   to      10.744875           22,511
AllianceBernstein VPS Value Portfolio --
 Class B                                           6,941       7.994974   to       8.170970           56,510
American Funds Global Growth Fund --
 Class 2                                           1,606      15.332653   to      15.332653           24,626
American Funds Growth Fund -- Class 2             10,439       8.389578   to      12.158269          106,242
American Funds Growth-Income Fund --
 Class 2                                           7,028      11.306415   to      11.666889           81,233
American Funds International Fund --
 Class 2                                           6,643      10.794947   to      15.668444           95,742
American Funds Global Small
 Capitalization Fund --
 Class 2                                             127      18.537952   to      18.537952            2,350
Fidelity VIP Equity-Income -- Class
 SRV2                                              5,164       8.781727   to       8.975171           46,162
Fidelity VIP Growth -- Class SRV2                  1,588       9.271734   to       9.271734           14,725
Fidelity VIP Contrafund -- Class SRV2              6,613      11.012452   to      11.227714           72,981
Fidelity VIP Mid Cap -- Class SRV2                 3,195      11.722539   to      11.951681           38,091
Franklin Small-Mid Cap Growth Securities
 Fund -- Class 2                                     431       6.800142   to       6.800142            2,930
Franklin Strategic Income Securities
 Fund -- Class 1                                   2,774      17.786120   to      17.786120           49,337
Franklin Mutual Shares Securities Fund
 -- Class 2                                       22,899      13.552732   to      13.777497          315,132
Templeton Developing Markets Securities
 Fund --
 Class 1                                           1,555      20.923930   to      20.923930           32,528
Hartford Advisers HLS Fund -- Class IA            28,203       1.094622   to       1.094622           30,872
Hartford Total Return Bond HLS Fund --
 Class IA                                        508,114       1.623834   to       3.364164          862,835
Hartford Capital Appreciation HLS Fund
 -- Class IA                                       3,180      10.701705   to      10.701705           34,026
Hartford Dividend and Growth HLS Fund --
 Class IA                                        105,667       1.439054   to       1.439054          152,060
Hartford Disciplined Equity HLS Fund --
 Class IA                                        264,441       0.967085   to       1.133743          261,536
Hartford Growth HLS Fund -- Class IA               2,559       1.183242   to       1.183242            3,028
Hartford Growth Opportunities HLS Fund
 -- Class IA                                       5,357       1.458218   to       1.458218            7,812
Hartford High Yield HLS Fund -- Class
 IA                                                3,876       1.528381   to       1.531844            5,925
Hartford International Growth HLS Fund
 -- Class IA                                       8,889       1.103755   to       1.133985           10,012
Hartford International Small Company HLS
 Fund --
 Class IA                                         11,315       1.929432   to       1.929432           21,832
Hartford International Opportunities HLS
 Fund --
 Class IA                                         46,208       1.304960   to       2.354390           64,027
Hartford Money Market HLS Fund -- Class
 IA                                              250,527       1.184339   to       1.991841          305,194
Hartford Small Company HLS Fund -- Class
 IA                                                3,276       1.334910   to       1.334910            4,373
Hartford SmallCap Growth HLS Fund --
 Class IA                                         11,560       1.112349   to       1.151473           13,161
Hartford U.S. Government Securities HLS
 Fund --
 Class IA                                        280,885       1.129233   to       1.198495          326,711

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              UNITS          MINIMUM             MAXIMUM
                                             OWNED BY       UNIT FAIR           UNIT FAIR       CONTRACT
                                           PARTICIPANTS      VALUE #             VALUE #        LIABILITY
------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund -- Class IA                7,023      $1.184249   to      $1.184249           $8,317
Hartford Equity Income HLS Fund -- Class
 IA                                                2,002       1.245532   to       1.245532            2,493
Lord Abbett All Value Portfolio -- Class
 VC                                                  283      11.105904   to      11.105904            3,145
Lord Abbett America's Value Portfolio --
 Class VC                                            460      10.536679   to      10.536679            4,848
Lord Abbett Bond Debenture Fund -- Class
 VC                                                  222      12.260350   to      12.260350            2,727
Lord Abbett Growth and Income Portfolio
 -- Class VC                                       6,464       8.965245   to       9.140477           58,244
MFS Total Return Series -- Class INIT             22,957      13.211266   to      13.272154          304,599
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio -- Class I                              5,345      13.323339   to      13.979216           73,484
Van Kampen -- UIF Emerging Markets Debt
 Portfolio -- Class I                              2,463      20.711751   to      20.711751           51,010
Van Kampen -- UIF Emerging Markets
 Equity Portfolio -- Class I                       4,284      22.732896   to      22.732896           97,386
Van Kampen -- UIF Emerging Markets
 Equity Portfolio -- Class II                      2,027      16.701612   to      16.701612           33,861
Van Kampen -- UIF High Yield Portfolio
 -- Class I                                        3,274      12.516512   to      12.516512           40,983
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio --
 Class I                                           1,995      12.126909   to      15.576140           26,120
Morgan Stanley -- Focus Growth Portfolio
 -- Class X                                       22,076      27.915663   to      27.915663          616,261
Morgan Stanley -- Focus Growth Portfolio
 -- Class Y                                          132       6.886487   to       6.886487              909
Morgan Stanley -- Balanced Portfolio --
 Class X                                           9,298      23.533876   to      23.533876          218,818
Morgan Stanley -- Balanced Portfolio --
 Class Y                                             162      13.084167   to      13.084167            2,120
Morgan Stanley -- Capital Opportunities
 Portfolio -- Class X                              4,849      12.039504   to      12.039504           58,376
Morgan Stanley -- Mid Cap Growth
 Portfolio -- Class X                              1,864      32.948991   to      32.948991           61,424
Morgan Stanley -- Flexible Income
 Portfolio -- Class X                              8,377      13.551139   to      13.551139          113,522
Morgan Stanley -- Dividend Growth
 Portfolio -- Class X                             31,706      23.385721   to      23.385721          741,479
Morgan Stanley -- Dividend Growth
 Portfolio -- Class Y                                169       9.943611   to       9.943611            1,677
Morgan Stanley -- Capital Growth
 Portfolio -- Class X                              2,534      20.352765   to      20.352765           51,574
Morgan Stanley -- Money Market Portfolio
 -- Class X                                       15,921      13.777083   to      13.777083          219,345
Morgan Stanley -- Global Infrastructure
 Portfolio --
 Class X                                          13,017      29.205091   to      29.205091          380,174
Morgan Stanley -- Equally Weighted S&P
 500 Portfolio -- Class X                          8,777      31.047672   to      31.047672          272,512
Oppenheimer Capital Appreciation Fund --
 Class SRV                                         6,787       9.485800   to       9.694614           65,685
Oppenheimer Global Securities Fund --
 Class SRV                                         7,862      11.358771   to      11.580745           89,936
Oppenheimer Main Street Small Cap Fund
 -- Class SRV                                      6,432       9.804202   to      10.020016           64,276
Putnam VT Diversified Income -- Class
 IB                                                  486      19.974918   to      19.974918            9,712
Putnam VT Global Asset Allocation --
 Class IB                                          2,174      34.164535   to      34.164535           74,271
Putnam VT International Equity -- Class
 IB                                                3,560      17.318063   to      17.906181           63,429
Putnam VT Investors -- Class IB                    1,103       8.038414   to       8.038414            8,863
Putnam VT Small Cap Value -- Class IB              2,061      17.383050   to      17.973408           36,880
Putnam VT The George Putnam Fund of
 Boston --
 Class IB                                            258       9.901849   to       9.901849            2,557
Putnam VT Equity Income Fund -- Class
 IB                                                1,784      13.214639   to      13.214639           23,575
Van Kampen LIT Growth and Income
 Portfolio -- Class I                              2,505      13.552907   to      13.552907           33,954
Van Kampen LIT Growth and Income
 Portfolio -- Class II                             3,337      14.239834   to      14.246994           47,534
Van Kampen LIT Comstock Portfolio --
 Class II                                          3,093      12.985163   to      13.258845           40,868

#  Rounded unit values

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            GLOBAL RESEARCH             INTERNATIONAL
                                   STRATEGY PORTFOLIO          GROWTH PORTFOLIO            VALUE PORTFOLIO
                                       SUB-ACCOUNT              SUB-ACCOUNT (A)              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $830,549                    $54,192                 $2,190,610
                                      -------------              -------------              -------------
EXPENSES:
 Administrative charges                    (181,274)                      (592)                  (410,885)
 Mortality and expense risk
  charges                                (1,263,773)                    (3,858)                (2,826,035)
                                      -------------              -------------              -------------
  Total expenses                         (1,445,047)                    (4,450)                (3,236,920)
                                      -------------              -------------              -------------
  Net investment income (loss)             (614,498)                    49,742                 (1,046,310)
                                      -------------              -------------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (4,410,470)                (2,983,769)                (9,862,286)
 Net realized gain on
  distributions                                  --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            23,007,740                  2,800,459                 69,972,243
                                      -------------              -------------              -------------
  Net gain (loss) on
   investments                           18,597,270                   (183,310)                60,109,957
                                      -------------              -------------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $17,982,772                  $(133,568)               $59,063,647
                                      =============              =============              =============

(a)  This fund liquidated February 13, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                     SMALL/MID CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $207,879                 $3,168,107                  $571,714
                                     -------------              -------------              ------------
EXPENSES:
 Administrative charges                    (49,979)                  (200,441)                       --
 Mortality and expense risk
  charges                                 (346,572)                (1,387,680)                 (215,863)
                                     -------------              -------------              ------------
  Total expenses                          (396,551)                (1,588,121)                 (215,863)
                                     -------------              -------------              ------------
  Net investment income
   (loss)                                 (188,672)                 1,579,986                   355,851
                                     -------------              -------------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,212,910)                (1,599,664)                 (557,193)
 Net realized gain on
  distributions                          1,096,503                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,122,154                 18,815,388                 4,473,145
                                     -------------              -------------              ------------
  Net gain (loss) on
   investments                           9,005,747                 17,215,724                 3,915,952
                                     -------------              -------------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $8,817,075                $18,795,710                $4,271,803
                                     =============              =============              ============

                                     AIM V.I.            AMERICAN FUNDS
                                  INTERNATIONAL              GLOBAL               AMERICAN FUNDS
                                   GROWTH FUND             GROWTH FUND              GROWTH FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,839                 $663,610               $1,620,352
                                    ----------            -------------            -------------
EXPENSES:
 Administrative charges                     --                  (61,985)                (319,389)
 Mortality and expense risk
  charges                               (4,792)                (824,129)              (4,558,282)
                                    ----------            -------------            -------------
  Total expenses                        (4,792)                (886,114)              (4,877,671)
                                    ----------            -------------            -------------
  Net investment income
   (loss)                                4,047                 (222,504)              (3,257,319)
                                    ----------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    142                   62,079               (8,840,034)
 Net realized gain on
  distributions                             --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          156,672               16,070,893               91,381,274
                                    ----------            -------------            -------------
  Net gain (loss) on
   investments                         156,814               16,132,972               82,541,240
                                    ----------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $160,861              $15,910,468              $79,283,921
                                    ==========            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                 AMERICAN FUNDS
                                   AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL
                                 GROWTH-INCOME FUND     INTERNATIONAL FUND     CAPITALIZATION FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $3,606,928             $1,603,625                $79,073
                                     -----------            -----------            -----------
EXPENSES:
 Administrative charges                 (302,610)              (129,470)               (37,444)
 Mortality and expense risk
  charges                             (4,104,412)            (1,937,720)              (525,624)
                                     -----------            -----------            -----------
  Total expenses                      (4,407,022)            (2,067,190)              (563,068)
                                     -----------            -----------            -----------
  Net investment income (loss)          (800,094)              (463,565)              (483,995)
                                     -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (7,845,414)            (3,643,805)              (760,300)
 Net realized gain on
  distributions                               --                565,963                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         67,396,400             39,598,276             14,610,211
                                     -----------            -----------            -----------
  Net gain (loss) on
   investments                        59,550,986             36,520,434             13,849,911
                                     -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $58,750,892            $36,056,869            $13,365,916
                                     ===========            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                   EQUITY-INCOME         GROWTH           CONTRAFUND
                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $1,978,270           $67,118          $5,184,673
                                    -----------        ----------        ------------
EXPENSES:
 Administrative charges                (195,229)          (69,673)           (891,911)
 Mortality and expense risk
  charges                            (1,349,101)         (488,091)         (5,867,381)
                                    -----------        ----------        ------------
  Total expenses                     (1,544,330)         (557,764)         (6,759,292)
                                    -----------        ----------        ------------
  Net investment income
   (loss)                               433,940          (490,646)         (1,574,619)
                                    -----------        ----------        ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (2,880,150)       (2,422,735)        (26,550,815)
 Net realized gain on
  distributions                              --            29,956             125,407
 Net unrealized appreciation
  (depreciation) of
  investments during the year        27,374,419        11,077,709         159,429,638
                                    -----------        ----------        ------------
  Net gain (loss) on
   investments                       24,494,269         8,684,930         133,004,230
                                    -----------        ----------        ------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $24,928,209        $8,194,284        $131,429,611
                                    ===========        ==========        ============

                                                                           FIDELITY VIP
                                                      FIDELITY VIP       DYNAMIC CAPITAL
                               FIDELITY VIP              VALUE             APPRECIATION
                                 MID CAP               STRATEGIES           PORTFOLIO
                               SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $505,925                $40,712                $273
                               -----------             ----------            --------
EXPENSES:
 Administrative charges           (217,398)               (19,171)                 --
 Mortality and expense risk
  charges                       (1,506,337)              (141,419)            (25,580)
                               -----------             ----------            --------
  Total expenses                (1,723,735)              (160,590)            (25,580)
                               -----------             ----------            --------
  Net investment income
   (loss)                       (1,217,810)              (119,878)            (25,307)
                               -----------             ----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions         (2,489,931)              (265,746)            (56,545)
 Net realized gain on
  distributions                    584,650                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year   38,294,571              4,517,934             594,722
                               -----------             ----------            --------
  Net gain (loss) on
   investments                  36,389,290              4,252,188             538,177
                               -----------             ----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                  $35,171,480             $4,132,310            $512,870
                               ===========             ==========            ========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             FRANKLIN               FRANKLIN
                                      FRANKLIN             SMALL-MID CAP            SMALL CAP
                                       INCOME                 GROWTH                  VALUE
                                  SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $194,301                     $ --               $5,202
                                     ----------            -------------            ---------
EXPENSES:
 Administrative charges                      --                  (35,831)                  --
 Mortality and expense risk
  charges                               (26,220)                (501,244)              (2,923)
                                     ----------            -------------            ---------
  Total expenses                        (26,220)                (537,075)              (2,923)
                                     ----------            -------------            ---------
  Net investment income (loss)          168,081                 (537,075)               2,279
                                     ----------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     954               (1,235,289)                 241
 Net realized gain on
  distributions                              --                       --               12,560
 Net unrealized appreciation
  (depreciation) of
  investments during the year           612,252               11,344,689               83,030
                                     ----------            -------------            ---------
  Net gain (loss) on
   investments                          613,206               10,109,400               95,831
                                     ----------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $781,287               $9,572,325              $98,110
                                     ==========            =============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                                          TEMPLETON
                                      STRATEGIC                FRANKLIN                DEVELOPING
                                       INCOME                MUTUAL SHARES               MARKETS
                                   SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $8,475,239               $1,690,905                 $906,068
                                    -------------            -------------            -------------
EXPENSES:
 Administrative charges                  (132,346)                (112,970)                 (24,746)
 Mortality and expense risk
  charges                              (1,930,513)              (1,568,683)                (380,978)
                                    -------------            -------------            -------------
  Total expenses                       (2,062,859)              (1,681,653)                (405,724)
                                    -------------            -------------            -------------
  Net investment income
   (loss)                               6,412,380                    9,252                  500,344
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (182,152)              (2,886,792)                  23,022
 Net realized gain on
  distributions                                --                       --                   77,820
 Net unrealized appreciation
  (depreciation) of
  investments during the year          16,246,657               21,757,869               10,441,862
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                         16,064,505               18,871,077               10,542,704
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $22,476,885              $18,880,329              $11,043,048
                                    =============            =============            =============


                                      TEMPLETON               MUTUAL              TEMPLETON
                                       GROWTH            GLOBAL DISCOVERY        GLOBAL BOND
                                   SECURITIES FUND        SECURITIES FUND      SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (B)      SUB-ACCOUNT (C)
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $950,207               $5,322               $96,369
                                    -------------            ---------            ----------
EXPENSES:
 Administrative charges                   (37,651)                  --                    --
 Mortality and expense risk
  charges                                (538,000)              (3,326)               (7,908)
                                    -------------            ---------            ----------
  Total expenses                         (575,651)              (3,326)               (7,908)
                                    -------------            ---------            ----------
  Net investment income
   (loss)                                 374,556                1,996                88,461
                                    -------------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,201,568)                 852                   307
 Net realized gain on
  distributions                                --               10,523                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,476,768               67,028                27,394
                                    -------------            ---------            ----------
  Net gain (loss) on
   investments                          7,275,200               78,403                27,701
                                    -------------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,649,756              $80,399              $116,162
                                    =============            =========            ==========

(b) Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(c) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                    HARTFORD            HARTFORD
                                                 HARTFORD             TOTAL              CAPITAL
                                                 ADVISERS          RETURN BOND        APPRECIATION
                                                 HLS FUND           HLS FUND            HLS FUND
                                               SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $842,448         $24,908,680            $717,919
                                               ------------       -------------       -------------
EXPENSES:
 Administrative charges                             (71,633)         (1,211,660)                 --
 Mortality and expense risk charges                (500,905)         (8,197,991)           (742,608)
                                               ------------       -------------       -------------
  Total expenses                                   (572,538)         (9,409,651)           (742,608)
                                               ------------       -------------       -------------
  Net investment income (loss)                      269,910          15,499,029             (24,689)
                                               ------------       -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (661,716)            587,695             (15,273)
 Net realized gain on distributions                      --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        9,332,187          58,786,926          19,788,716
                                               ------------       -------------       -------------
  Net gain (loss) on investments                  8,670,471          59,374,621          19,773,443
                                               ------------       -------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                     $8,940,381         $74,873,650         $19,748,754
                                               ============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                          HARTFORD                       HARTFORD                       HARTFORD
                          DIVIDEND                      FUNDAMENTAL                      GLOBAL
                         AND GROWTH                       GROWTH                        ADVISERS
                          HLS FUND                       HLS FUND                       HLS FUND
                         SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                    $9,432,503                        $42,877                           $ --
                     -------------------            -------------------            -------------------
EXPENSES:
 Administrative
  charges                       (818,418)                       (11,593)                       (22,836)
 Mortality and
  expense risk
  charges                     (5,356,109)                       (80,952)                      (148,309)
                     -------------------            -------------------            -------------------
  Total expenses              (6,174,527)                       (92,545)                      (171,145)
                     -------------------            -------------------            -------------------
  Net investment
   income (loss)               3,257,976                        (49,668)                      (171,145)
                     -------------------            -------------------            -------------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
 Net realized gain
  (loss) on
  security
  transactions               (11,475,240)                      (353,957)                      (219,831)
 Net realized gain
  on distributions                    --                             --                             --
 Net unrealized
  appreciation
  (depreciation) of
  investments
  during the year             96,087,007                      2,391,532                      2,539,880
                     -------------------            -------------------            -------------------
  Net gain (loss)
   on investments             84,611,767                      2,037,575                      2,320,049
                     -------------------            -------------------            -------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations                $87,869,743                     $1,987,907                     $2,148,904
                     ===================            ===================            ===================

                                                                                      HARTFORD
                              HARTFORD                      HARTFORD                 DISCIPLINED
                            GLOBAL EQUITY                 GLOBAL GROWTH                EQUITY
                              HLS FUND                      HLS FUND                  HLS FUND
                             SUB-ACCOUNT                   SUB-ACCOUNT               SUB-ACCOUNT
-------------------  ------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $14,884                        $86,846                $4,721,723
                          -----------------            -------------------       -------------------
EXPENSES:
 Administrative
  charges                                --                        (24,291)                 (608,518)
 Mortality and
  expense risk
  charges                           (12,893)                      (168,639)               (4,310,843)
                          -----------------            -------------------       -------------------
  Total expenses                    (12,893)                      (192,930)               (4,919,361)
                          -----------------            -------------------       -------------------
  Net investment
   income (loss)                      1,991                       (106,084)                 (197,638)
                          -----------------            -------------------       -------------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
 Net realized gain
  (loss) on
  security
  transactions                       (8,892)                    (2,224,269)              (17,935,395)
 Net realized gain
  on distributions                       --                             --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments
  during the year                   258,367                      5,866,144                84,059,338
                          -----------------            -------------------       -------------------
  Net gain (loss)
   on investments                   249,475                      3,641,875                66,123,943
                          -----------------            -------------------       -------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations                      $251,466                     $3,535,791               $65,926,305
                          =================            ===================       ===================

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           HARTFORD
                                  HARTFORD                  GROWTH             HARTFORD
                                   GROWTH                OPPORTUNITIES        HIGH YIELD
                                  HLS FUND                 HLS FUND            HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (D)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $102,688                 $534,435          $5,671,811
                                -------------            -------------       -------------
EXPENSES:
 Administrative charges               (44,330)                (203,909)           (111,007)
 Mortality and expense risk
  charges                            (292,602)              (1,448,065)           (776,338)
                                -------------            -------------       -------------
  Total expenses                     (336,932)              (1,651,974)           (887,345)
                                -------------            -------------       -------------
  Net investment income (loss)       (234,244)              (1,117,539)          4,784,466
                                -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (1,526,170)              (9,582,896)            391,905
 Net realized gain on
  distributions                            --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       8,019,406               37,022,337          16,424,678
                                -------------            -------------       -------------
  Net gain (loss) on
   investments                      6,493,236               27,439,441          16,816,583
                                -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $6,258,992              $26,321,902         $21,601,049
                                =============            =============       =============

(d) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD                 HARTFORD
                                      HARTFORD         INTERNATIONAL            INTERNATIONAL
                                       INDEX              GROWTH                SMALL COMPANY
                                      HLS FUND           HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $379,818            $765,320                 $558,888
                                    ------------       -------------            -------------
EXPENSES:
 Administrative charges                  (34,994)            (85,045)                 (59,184)
 Mortality and expense risk
  charges                               (248,071)           (527,546)                (434,827)
                                    ------------       -------------            -------------
  Total expenses                        (283,065)           (612,591)                (494,011)
                                    ------------       -------------            -------------
  Net investment income
   (loss)                                 96,753             152,729                   64,877
                                    ------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   82,587          (6,551,846)              (2,053,108)
 Net realized gain on
  distributions                            8,052                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,962,884          16,655,112               11,169,507
                                    ------------       -------------            -------------
  Net gain (loss) on
   investments                         4,053,523          10,103,266                9,116,399
                                    ------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,150,276         $10,255,995               $9,181,276
                                    ============       =============            =============

                                 HARTFORD                 HARTFORD
                               INTERNATIONAL              MID CAP                 HARTFORD
                               OPPORTUNITIES               GROWTH               MONEY MARKET
                                 HLS FUND                 HLS FUND                HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $2,259,482                 $32,861                 $223,151
                               -------------            ------------            -------------
EXPENSES:
 Administrative charges             (224,691)                     --                 (670,662)
 Mortality and expense risk
  charges                         (1,606,415)                (98,347)              (4,728,024)
                               -------------            ------------            -------------
  Total expenses                  (1,831,106)                (98,347)              (5,398,686)
                               -------------            ------------            -------------
  Net investment income
   (loss)                            428,376                 (65,486)              (5,175,535)
                               -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (3,801,756)                 (6,874)                      --
 Net realized gain on
  distributions                           --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     34,825,353               2,416,817                       --
                               -------------            ------------            -------------
  Net gain (loss) on
   investments                    31,023,597               2,409,943                       --
                               -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $31,451,973              $2,344,457              $(5,175,535)
                               =============            ============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD                 HARTFORD
                                  SMALL CAP VALUE          SMALL COMPANY           SMALLCAP GROWTH
                                      HLS FUND               HLS FUND                 HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $30,624                   $6,104                  $24,206
                                     ----------            -------------            -------------
EXPENSES:
 Administrative charges                      --                       --                  (54,416)
 Mortality and expense risk
  charges                               (42,655)                (738,732)                (392,722)
                                     ----------            -------------            -------------
  Total expenses                        (42,655)                (738,732)                (447,138)
                                     ----------            -------------            -------------
  Net investment income (loss)          (12,031)                (732,628)                (422,932)
                                     ----------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (4,960)              (1,008,337)              (1,699,720)
 Net realized gain on
  distributions                              --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           633,536               13,763,132               10,083,800
                                     ----------            -------------            -------------
  Net gain (loss) on
   investments                          628,576               12,754,795                8,384,080
                                     ----------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $616,545              $12,022,167               $7,961,148
                                     ==========            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD
                                 HARTFORD              U.S. GOVERNMENT        HARTFORD
                                   STOCK                 SECURITIES             VALUE
                                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $505,792                  $82,985          $1,255,274
                               -------------            -------------       -------------
EXPENSES:
 Administrative charges              (64,025)                (587,679)           (135,116)
 Mortality and expense risk
  charges                           (446,225)              (4,030,091)           (904,573)
                               -------------            -------------       -------------
  Total expenses                    (510,250)              (4,617,770)         (1,039,689)
                               -------------            -------------       -------------
  Net investment income
   (loss)                             (4,458)              (4,534,785)            215,585
                               -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (2,473,779)              (3,078,541)         (1,380,122)
 Net realized gain on
  distributions                           --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     13,237,059               12,482,106          15,335,169
                               -------------            -------------       -------------
  Net gain (loss) on
   investments                    10,763,280                9,403,565          13,955,047
                               -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $10,758,822               $4,868,780         $14,170,632
                               =============            =============       =============

                                 HARTFORD                 HARTFORD
                                   VALUE                   EQUITY             AMERICAN FUNDS
                               OPPORTUNITIES               INCOME                  BOND
                                 HLS FUND                 HLS FUND               HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $342,600                $871,767               $68,327
                               -------------            ------------            ----------
EXPENSES:
 Administrative charges              (57,323)                (58,674)                   --
 Mortality and expense risk
  charges                           (394,074)               (339,581)              (25,734)
                               -------------            ------------            ----------
  Total expenses                    (451,397)               (398,255)              (25,734)
                               -------------            ------------            ----------
  Net investment income
   (loss)                           (108,797)                473,512                42,593
                               -------------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (1,924,840)               (117,492)                  153
 Net realized gain on
  distributions                           --                 178,700                   160
 Net unrealized appreciation
  (depreciation) of
  investments during the year     12,869,156               4,256,567               210,039
                               -------------            ------------            ----------
  Net gain (loss) on
   investments                    10,944,316               4,317,775               210,352
                               -------------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $10,835,519              $4,791,287              $252,945
                               =============            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                  AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS
                                   GLOBAL GROWTH        CAPITALIZATION            GROWTH
                                     HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,156                  $326               $12,403
                                     ---------            ----------            ----------
EXPENSES:
 Administrative charges                     --                    --                    --
 Mortality and expense risk
  charges                               (2,353)               (4,975)              (21,490)
                                     ---------            ----------            ----------
  Total expenses                        (2,353)               (4,975)              (21,490)
                                     ---------            ----------            ----------
  Net investment income (loss)           1,803                (4,649)               (9,087)
                                     ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (482)                  455                 2,021
 Net realized gain on
  distributions                          3,554                 4,309                26,107
 Net unrealized appreciation
  (depreciation) of
  investments during the year           83,566               207,000               705,342
                                     ---------            ----------            ----------
  Net gain (loss) on
   investments                          86,638               211,764               733,470
                                     ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $88,441              $207,115              $724,383
                                     =========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS        AMERICAN FUNDS          LORD ABBETT
                                  GROWTH-INCOME         INTERNATIONAL            ALL VALUE
                                     HLS FUND              HLS FUND              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $26,860               $25,527                 $49,011
                                    ----------            ----------            ------------
EXPENSES:
 Administrative charges                     --                    --                 (57,418)
 Mortality and expense risk
  charges                              (12,300)              (16,019)               (331,849)
                                    ----------            ----------            ------------
  Total expenses                       (12,300)              (16,019)               (389,267)
                                    ----------            ----------            ------------
  Net investment income
   (loss)                               14,560                 9,508                (340,256)
                                    ----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     87                 3,854                (667,972)
 Net realized gain on
  distributions                          8,919                17,673                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          348,550               511,793               7,430,335
                                    ----------            ----------            ------------
  Net gain (loss) on
   investments                         357,556               533,320               6,762,363
                                    ----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $372,116              $542,828              $6,422,107
                                    ==========            ==========            ============

                                                                                 LORD ABBETT
                                    LORD ABBETT              LORD ABBETT         GROWTH AND
                                  AMERICA'S VALUE               BOND               INCOME
                                     PORTFOLIO             DEBENTURE FUND         PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $851,004               $5,761,768          $1,983,950
                                    ------------            -------------       -------------
EXPENSES:
 Administrative charges                  (48,090)                (168,537)           (397,122)
 Mortality and expense risk
  charges                               (236,968)              (1,060,919)         (2,414,189)
                                    ------------            -------------       -------------
  Total expenses                        (285,058)              (1,229,456)         (2,811,311)
                                    ------------            -------------       -------------
  Net investment income
   (loss)                                565,946                4,532,312            (827,361)
                                    ------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   15,429                  481,089          (9,918,283)
 Net realized gain on
  distributions                               --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,356,108               18,394,789          42,954,814
                                    ------------            -------------       -------------
  Net gain (loss) on
   investments                         4,371,537               18,875,878          33,036,531
                                    ------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,937,483              $23,408,190         $32,209,170
                                    ============            =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      LARGE CAP                MFS CORE               MFS GROWTH
                                      CORE FUND             EQUITY SERIES               SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $126,871                 $70,823                 $20,244
                                     ------------            ------------            ------------
EXPENSES:
 Administrative charges                   (33,576)                 (5,915)                 (8,417)
 Mortality and expense risk
  charges                                (209,898)                (74,730)               (118,635)
                                     ------------            ------------            ------------
  Total expenses                         (243,474)                (80,645)               (127,052)
                                     ------------            ------------            ------------
  Net investment income (loss)           (116,603)                 (9,822)               (106,808)
                                     ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   144,486                (183,141)               (220,149)
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,857,745               1,334,777               2,343,334
                                     ------------            ------------            ------------
  Net gain (loss) on
   investments                          4,002,231               1,151,636               2,123,185
                                     ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,885,628              $1,141,814              $2,016,377
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MFS INVESTORS
                                       GROWTH              MFS INVESTORS         MFS TOTAL
                                    STOCK SERIES            TRUST SERIES       RETURN SERIES
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $32,614                $224,052          $5,153,806
                                    ------------            ------------       -------------
EXPENSES:
 Administrative charges                   (5,849)                (17,114)           (180,428)
 Mortality and expense risk
  charges                                (79,053)               (246,653)         (2,404,262)
                                    ------------            ------------       -------------
  Total expenses                         (84,902)               (263,767)         (2,584,690)
                                    ------------            ------------       -------------
  Net investment income
   (loss)                                (52,288)                (39,715)          2,569,116
                                    ------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (58,011)               (180,074)         (3,193,751)
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,546,333               3,269,026          20,330,686
                                    ------------            ------------       -------------
  Net gain (loss) on
   investments                         1,488,322               3,088,952          17,136,935
                                    ------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,436,034              $3,049,237         $19,706,051
                                    ============            ============       =============

                                                         VAN KAMPEN --            VAN KAMPEN --
                                                         UIF EQUITY AND           UIF CORE PLUS
                                    MFS VALUE                INCOME               FIXED INCOME
                                      SERIES               PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,194                $491,561               $8,579,347
                                    ----------            ------------            -------------
EXPENSES:
 Administrative charges                     --                 (24,603)                (131,348)
 Mortality and expense risk
  charges                               (8,503)               (315,042)              (1,725,031)
                                    ----------            ------------            -------------
  Total expenses                        (8,503)               (339,645)              (1,856,379)
                                    ----------            ------------            -------------
  Net investment income
   (loss)                                 (309)                151,916                6,722,968
                                    ----------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (108)                (39,481)                (525,661)
 Net realized gain on
  distributions                             --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          219,172               3,134,887                1,156,972
                                    ----------            ------------            -------------
  Net gain (loss) on
   investments                         219,064               3,095,406                  631,311
                                    ----------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $218,755              $3,247,322               $7,354,279
                                    ==========            ============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   VAN KAMPEN --          VAN KAMPEN --
                                    UIF EMERGING          UIF EMERGING          VAN KAMPEN --
                                    MARKETS DEBT         MARKETS EQUITY         UIF HIGH YIELD
                                     PORTFOLIO              PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $709,059                   $ --            $1,499,934
                                     ----------            -----------            ----------
EXPENSES:
 Administrative charges                 (10,814)              (123,733)              (22,789)
 Mortality and expense risk
  charges                              (158,430)            (1,001,448)             (301,942)
                                     ----------            -----------            ----------
  Total expenses                       (169,244)            (1,125,181)             (324,731)
                                     ----------            -----------            ----------
  Net investment income (loss)          539,815             (1,125,181)            1,175,203
                                     ----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (143,488)            (2,719,231)             (290,885)
 Net realized gain on
  distributions                              --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,738,399             37,346,141             4,904,593
                                     ----------            -----------            ----------
  Net gain (loss) on
   investments                        1,594,911             34,626,910             4,613,708
                                     ----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $2,134,726            $33,501,729            $5,788,911
                                     ==========            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   VAN KAMPEN --          VAN KAMPEN --
                                    UIF MID CAP             UIF U.S.           MORGAN STANLEY --
                                      GROWTH              MID CAP VALUE          FOCUS GROWTH
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --               $646,218                $63,179
                                    -----------            -----------            -----------
EXPENSES:
 Administrative charges                 (60,879)               (77,673)              (100,248)
 Mortality and expense risk
  charges                              (414,570)              (822,305)              (927,891)
                                    -----------            -----------            -----------
  Total expenses                       (475,449)              (899,978)            (1,028,139)
                                    -----------            -----------            -----------
  Net investment income
   (loss)                              (475,449)              (253,760)              (964,960)
                                    -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (545,735)            (3,193,113)            (3,782,857)
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        14,168,457             19,957,952             40,150,080
                                    -----------            -----------            -----------
  Net gain (loss) on
   investments                       13,622,722             16,764,839             36,367,223
                                    -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $13,147,273            $16,511,079            $35,402,263
                                    ===========            ===========            ===========

                                                      MORGAN STANLEY --      MORGAN STANLEY --
                                MORGAN STANLEY --          CAPITAL                MID CAP
                                     BALANCED           OPPORTUNITIES             GROWTH
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $1,049,567                  $ --                   $ --
                                    ----------            ----------            -----------
EXPENSES:
 Administrative charges                (52,349)              (19,574)               (32,325)
 Mortality and expense risk
  charges                             (516,377)             (204,048)              (308,680)
                                    ----------            ----------            -----------
  Total expenses                      (568,726)             (223,622)              (341,005)
                                    ----------            ----------            -----------
  Net investment income
   (loss)                              480,841              (223,622)              (341,005)
                                    ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (1,331,675)             (490,782)               626,289
 Net realized gain on
  distributions                             --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        6,537,716             7,494,800              9,751,474
                                    ----------            ----------            -----------
  Net gain (loss) on
   investments                       5,206,041             7,004,018             10,377,763
                                    ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $5,686,882            $6,780,396            $10,036,758
                                    ==========            ==========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            MORGAN STANLEY --
                                   MORGAN STANLEY --            DIVIDEND             MORGAN STANLEY --
                                    FLEXIBLE INCOME              GROWTH                GLOBAL EQUITY
                                       PORTFOLIO                PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (E)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,892,702               $1,597,274                 $216,206
                                     -------------            -------------            -------------
EXPENSES:
 Administrative charges                    (39,211)                (123,148)                  (9,108)
 Mortality and expense risk
  charges                                 (412,991)              (1,142,645)                 (83,853)
                                     -------------            -------------            -------------
  Total expenses                          (452,202)              (1,265,793)                 (92,961)
                                     -------------            -------------            -------------
  Net investment income (loss)           1,440,500                  331,481                  123,245
                                     -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,289,147)              (4,541,239)              (8,156,272)
 Net realized gain on
  distributions                                 --                       --                  815,826
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,157,520               20,511,541                5,901,245
                                     -------------            -------------            -------------
  Net gain (loss) on
   investments                           2,868,373               15,970,302               (1,439,201)
                                     -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $4,308,873              $16,301,783              $(1,315,956)
                                     =============            =============            =============

(e)  This fund liquidated April 24, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --                                MORGAN STANLEY --
                                       CAPITAL             MORGAN STANLEY --             GLOBAL
                                       GROWTH                MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                  $28,712              $1,024,239
                                    -------------            -------------            ------------
EXPENSES:
 Administrative charges                   (29,912)                (225,140)                (45,228)
 Mortality and expense risk
  charges                                (393,126)              (2,985,448)               (419,407)
                                    -------------            -------------            ------------
  Total expenses                         (423,038)              (3,210,588)               (464,635)
                                    -------------            -------------            ------------
  Net investment income
   (loss)                                (423,038)              (3,181,876)                559,604
                                    -------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (17,709)                      --               1,397,366
 Net realized gain on
  distributions                                --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          11,811,058                       --               2,502,987
                                    -------------            -------------            ------------
  Net gain (loss) on
   investments                         11,793,349                       --               3,900,353
                                    -------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $11,370,311              $(3,181,876)             $4,459,957
                                    =============            =============            ============

                                  MORGAN STANLEY --         VAN KAMPEN --           VAN KAMPEN --
                                  EQUALLY WEIGHTED            UIF SMALL               UIF GLOBAL
                                       S&P 500              COMPANY GROWTH            FRANCHISE
                                      PORTFOLIO               PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,860,535                    $ --              $1,702,682
                                    -------------            ------------            ------------
EXPENSES:
 Administrative charges                  (107,995)                     --                 (25,250)
 Mortality and expense risk
  charges                              (1,258,225)               (207,049)               (401,300)
                                    -------------            ------------            ------------
  Total expenses                       (1,366,220)               (207,049)               (426,550)
                                    -------------            ------------            ------------
  Net investment income
   (loss)                                 494,315                (207,049)              1,276,132
                                    -------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (3,496,320)               (978,354)               (576,031)
 Net realized gain on
  distributions                         3,257,539                      --               1,097,174
 Net unrealized appreciation
  (depreciation) of
  investments during the year          28,048,818               4,847,251               3,098,875
                                    -------------            ------------            ------------
  Net gain (loss) on
   investments                         27,810,037               3,868,897               3,620,018
                                    -------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $28,304,352              $3,661,848              $4,896,150
                                    =============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              OPPENHEIMER              OPPENHEIMER
                                     OPPENHEIMER                CAPITAL                  GLOBAL
                                     MIDCAP FUND           APPRECIATION FUND         SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                   $6,127               $4,914,524
                                     ------------            -------------            -------------
EXPENSES:
 Administrative charges                    (6,527)                (175,951)                (500,778)
 Mortality and expense risk
  charges                                 (44,754)              (1,202,358)              (3,224,823)
                                     ------------            -------------            -------------
  Total expenses                          (51,281)              (1,378,309)              (3,725,601)
                                     ------------            -------------            -------------
  Net investment income (loss)            (51,281)              (1,372,182)               1,188,923
                                     ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (112,428)              (2,309,790)              (3,700,331)
 Net realized gain on
  distributions                                --                       --                5,449,852
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,061,493               34,451,946               77,620,244
                                     ------------            -------------            -------------
  Net gain (loss) on
   investments                            949,065               32,142,156               79,369,765
                                     ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $897,784              $30,769,974              $80,558,688
                                     ============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              OPPENHEIMER          PUTNAM VT
                                     OPPENHEIMER              MAIN STREET         DIVERSIFIED
                                  MAIN STREET FUND          SMALL CAP FUND          INCOME
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $202,230                 $792,253          $4,384,897
                                    -------------            -------------       -------------
EXPENSES:
 Administrative charges                   (22,308)                (244,513)           (136,677)
 Mortality and expense risk
  charges                                (161,879)              (1,712,496)           (910,187)
                                    -------------            -------------       -------------
  Total expenses                         (184,187)              (1,957,009)         (1,046,864)
                                    -------------            -------------       -------------
  Net investment income
   (loss)                                  18,043               (1,164,756)          3,338,033
                                    -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,126,785)              (5,210,882)           (132,969)
 Net realized gain on
  distributions                                --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,971,678               43,659,658          26,400,304
                                    -------------            -------------       -------------
  Net gain (loss) on
   investments                          2,844,893               38,448,776          26,267,335
                                    -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,862,936              $37,284,020         $29,605,368
                                    =============            =============       =============

                                                                                     PUTNAM VT
                                     PUTNAM VT               PUTNAM VT             INTERNATIONAL
                                    GLOBAL ASSET             GROWTH AND             GROWTH AND
                                     ALLOCATION                INCOME                 INCOME
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $752,884                $165,589                   $ --
                                    ------------            ------------            -----------
EXPENSES:
 Administrative charges                  (26,253)                (12,274)                    --
 Mortality and expense risk
  charges                               (177,016)                (80,924)               (10,721)
                                    ------------            ------------            -----------
  Total expenses                        (203,269)                (93,198)               (10,721)
                                    ------------            ------------            -----------
  Net investment income
   (loss)                                549,615                  72,391                (10,721)
                                    ------------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (412,550)               (310,938)              (301,973)
 Net realized gain on
  distributions                               --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,620,346               1,774,739                423,689
                                    ------------            ------------            -----------
  Net gain (loss) on
   investments                         3,207,796               1,463,801                121,716
                                    ------------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,757,411              $1,536,192               $110,995
                                    ============            ============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  PUTNAM VT                               PUTNAM VT
                                INTERNATIONAL         PUTNAM VT           SMALL CAP
                                   EQUITY             INVESTORS             VALUE
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --            $679,706          $1,179,828
                                -------------       -------------       -------------
EXPENSES:
 Administrative charges              (207,986)           (117,211)           (137,633)
 Mortality and expense risk
  charges                          (1,449,984)           (775,650)           (961,720)
                                -------------       -------------       -------------
  Total expenses                   (1,657,970)           (892,861)         (1,099,353)
                                -------------       -------------       -------------
  Net investment income (loss)     (1,657,970)           (213,155)             80,475
                                -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (4,755,797)         (1,554,139)           (631,271)
 Net realized gain on
  distributions                            --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      28,482,436          17,090,334          19,526,026
                                -------------       -------------       -------------
  Net gain (loss) on
   investments                     23,726,639          15,536,195          18,894,755
                                -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $22,068,669         $15,323,040         $18,975,230
                                =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                  THE GEORGE PUTNAM           PUTNAM VT              PUTNAM VT
                                   FUND OF BOSTON               VISTA                 VOYAGER
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $578,254                   $ --                 $19,302
                                    -------------            -----------            ------------
EXPENSES:
 Administrative charges                   (25,048)                (2,683)                (13,705)
 Mortality and expense risk
  charges                                (161,690)               (17,880)               (108,012)
                                    -------------            -----------            ------------
  Total expenses                         (186,738)               (20,563)               (121,717)
                                    -------------            -----------            ------------
  Net investment income
   (loss)                                 391,516                (20,563)               (102,415)
                                    -------------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,315,502)              (154,805)                 23,478
 Net realized gain on
  distributions                                --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,575,723                585,092               3,117,746
                                    -------------            -----------            ------------
  Net gain (loss) on
   investments                          2,260,221                430,287               3,141,224
                                    -------------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,651,737               $409,724              $3,038,809
                                    =============            ===========            ============

                                                                                      VAN KAMPEN LIT
                                      PUTNAM VT              VAN KAMPEN LIT             GROWTH AND
                                        EQUITY                 ENTERPRISE                 INCOME
                                     INCOME FUND                PORTFOLIO                PORTFOLIO
                                  SUB-ACCOUNT (F)(G)         SUB-ACCOUNT (E)            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $631,256                  $55,672               $5,293,923
                                    --------------            -------------            -------------
EXPENSES:
 Administrative charges                     (3,855)                  (2,067)                (241,211)
 Mortality and expense risk
  charges                                 (197,700)                 (20,817)              (2,069,355)
                                    --------------            -------------            -------------
  Total expenses                          (201,555)                 (22,884)              (2,310,566)
                                    --------------            -------------            -------------
  Net investment income
   (loss)                                  429,701                   32,788                2,983,357
                                    --------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (22,541,693)              (4,817,280)              (3,079,465)
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           26,114,937                4,773,694               29,801,682
                                    --------------            -------------            -------------
  Net gain (loss) on
   investments                           3,573,244                  (43,586)              26,722,217
                                    --------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $4,002,945                 $(10,798)             $29,705,574
                                    ==============            =============            =============

(e)  This fund liquidated April 24, 2009.

(f) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

(g)  Funded as of February 13, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             VAN KAMPEN LIT         VAN KAMPEN LIT
                                    VAN KAMPEN LIT              CAPITAL                MID CAP
                                       COMSTOCK                  GROWTH                 GROWTH
                                       PORTFOLIO               PORTFOLIO              PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,381,816                    $ --                  $ --
                                     -------------            ------------            ----------
EXPENSES:
 Administrative charges                   (252,031)                 (2,954)                   --
 Mortality and expense risk
  charges                               (2,244,716)                (45,247)              (18,600)
                                     -------------            ------------            ----------
  Total expenses                        (2,496,747)                (48,201)              (18,600)
                                     -------------            ------------            ----------
  Net investment income (loss)           3,885,069                 (48,201)              (18,600)
                                     -------------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (8,499,774)                (63,792)               (3,972)
 Net realized gain on
  distributions                                 --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           39,830,002               1,231,297               392,972
                                     -------------            ------------            ----------
  Net gain (loss) on
   investments                          31,330,228               1,167,505               389,000
                                     -------------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $35,215,297              $1,119,304              $370,400
                                     =============            ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             WELLS FARGO            WELLS FARGO
                                   VAN KAMPEN LIT            ADVANTAGE VT           ADVANTAGE VT
                                     GOVERNMENT                 ASSET               TOTAL RETURN
                                      PORTFOLIO            ALLOCATION FUND           BOND FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,801,242                  $9,152               $89,680
                                    -------------            ------------            ----------
EXPENSES:
 Administrative charges                        --                    (892)               (3,953)
 Mortality and expense risk
  charges                                (597,940)                 (7,691)              (32,125)
                                    -------------            ------------            ----------
  Total expenses                         (597,940)                 (8,583)              (36,078)
                                    -------------            ------------            ----------
  Net investment income
   (loss)                               1,203,302                     569                53,602
                                    -------------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (45,626)                  1,968                27,937
 Net realized gain on
  distributions                                --                      --                 8,009
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,586,974)                 57,841               103,830
                                    -------------            ------------            ----------
  Net gain (loss) on
   investments                         (1,632,600)                 59,809               139,776
                                    -------------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(429,298)                $60,378              $193,378
                                    =============            ============            ==========

                                   WELLS FARGO           WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT           ADVANTAGE VT
                                      EQUITY            C&B LARGE CAP          LARGE COMPANY
                                   INCOME FUND            VALUE FUND             CORE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,760               $22,801                   $559
                                    ----------            ----------             ----------
EXPENSES:
 Administrative charges                   (367)               (2,784)                   (57)
 Mortality and expense risk
  charges                               (3,397)              (16,563)                  (505)
                                    ----------            ----------             ----------
  Total expenses                        (3,764)              (19,347)                  (562)
                                    ----------            ----------             ----------
  Net investment income
   (loss)                                   (4)                3,454                     (3)
                                    ----------            ----------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,073               (28,160)                  (695)
 Net realized gain on
  distributions                             --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           27,759               366,202                  9,461
                                    ----------            ----------             ----------
  Net gain (loss) on
   investments                          29,832               338,042                  8,766
                                    ----------            ----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $29,828              $341,496                 $8,763
                                    ==========            ==========             ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT
                                   INTERNATIONAL         LARGE COMPANY
                                     CORE FUND            GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,619                 $11,942
                                     ---------            ------------
EXPENSES:
 Administrative charges                   (365)                 (6,227)
 Mortality and expense risk
  charges                               (3,170)                (44,677)
                                     ---------            ------------
  Total expenses                        (3,535)                (50,904)
                                     ---------            ------------
  Net investment income (loss)           2,084                 (38,962)
                                     ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (12,205)               (126,778)
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           30,030               1,248,016
                                     ---------            ------------
  Net gain (loss) on
   investments                          17,825               1,121,238
                                     ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $19,909              $1,082,276
                                     =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT           WELLS FARGO
                                      MONEY                SMALL CAP            ADVANTAGE VT
                                   MARKET FUND            GROWTH FUND          DISCOVERY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,719                    $ --                 $ --
                                    ----------            ------------            ---------
EXPENSES:
 Administrative charges                (10,183)                 (5,008)                  --
 Mortality and expense risk
  charges                              (78,497)                (35,274)              (2,982)
                                    ----------            ------------            ---------
  Total expenses                       (88,680)                (40,282)              (2,982)
                                    ----------            ------------            ---------
  Net investment income
   (loss)                              (82,961)                (40,282)              (2,982)
                                    ----------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                   2,333              (33,137)
 Net realized gain on
  distributions                             --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --               1,074,522               94,352
                                    ----------            ------------            ---------
  Net gain (loss) on
   investments                              --               1,076,855               61,215
                                    ----------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(82,961)             $1,036,573              $58,233
                                    ==========            ============            =========

                                   WELLS FARGO
                                  ADVANTAGE VT           WELLS FARGO
                                  SMALL/MID CAP         ADVANTAGE VT
                                   VALUE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,182                   $ --
                                    ---------            -----------
EXPENSES:
 Administrative charges                    --                     --
 Mortality and expense risk
  charges                              (1,573)                (8,209)
                                    ---------            -----------
  Total expenses                       (1,573)                (8,209)
                                    ---------            -----------
  Net investment income
   (loss)                                (391)                (8,209)
                                    ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (28,520)              (200,118)
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          71,718                379,947
                                    ---------            -----------
  Net gain (loss) on
   investments                         43,198                179,829
                                    ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $42,807               $171,620
                                    =========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                   BALANCED WEALTH        GLOBAL RESEARCH          INTERNATIONAL
                                 STRATEGY PORTFOLIO       GROWTH PORTFOLIO        VALUE PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (A)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(614,498)               $49,742              $(1,046,310)
 Net realized gain (loss) on
  security transactions               (4,410,470)            (2,983,769)              (9,862,286)
 Net realized gain on
  distributions                               --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         23,007,740              2,800,459               69,972,243
                                     -----------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          17,982,772               (133,568)              59,063,647
                                     -----------             ----------             ------------
UNIT TRANSACTIONS:
 Purchases                               848,322                    318                1,953,565
 Net transfers                        (4,511,345)            (2,648,343)             (13,542,127)
 Surrenders for benefit
  payments and fees                   (8,320,132)               (19,632)             (14,997,000)
 Net annuity transactions                     --                     --                  (70,428)
                                     -----------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (11,983,155)            (2,667,657)             (26,655,990)
                                     -----------             ----------             ------------
 Net increase (decrease) in
  net assets                           5,999,617             (2,801,225)              32,407,657
NET ASSETS:
 Beginning of year                    92,416,219              2,801,225              193,054,337
                                     -----------             ----------             ------------
 End of year                         $98,415,836                   $ --             $225,461,994
                                     ===========             ==========             ============

(a)  This fund liquidated February 13, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS
                                    SMALL/MID CAP       ALLIANCEBERNSTEIN VPS        INTERNATIONAL
                                   VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(188,672)              $1,579,986                $355,851
 Net realized gain (loss) on
  security transactions               (1,212,910)              (1,599,664)               (557,193)
 Net realized gain on
  distributions                        1,096,503                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          9,122,154               18,815,388               4,473,145
                                     -----------             ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           8,817,075               18,795,710               4,271,803
                                     -----------             ------------             -----------
UNIT TRANSACTIONS:
 Purchases                               248,690                  767,570                 157,702
 Net transfers                          (826,391)                (196,710)              2,916,350
 Surrenders for benefit
  payments and fees                   (1,985,133)              (7,432,387)               (816,244)
 Net annuity transactions                (93,454)                (105,243)                     --
                                     -----------             ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,656,288)              (6,966,770)              2,257,808
                                     -----------             ------------             -----------
 Net increase (decrease) in
  net assets                           6,160,787               11,828,940               6,529,611
NET ASSETS:
 Beginning of year                    23,356,681               98,233,127              10,978,183
                                     -----------             ------------             -----------
 End of year                         $29,517,468             $110,062,067             $17,507,794
                                     ===========             ============             ===========

                                    AIM V.I.          AMERICAN FUNDS
                                 INTERNATIONAL            GLOBAL              AMERICAN FUNDS
                                  GROWTH FUND           GROWTH FUND            GROWTH FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $4,047              $(222,504)            $(3,257,319)
 Net realized gain (loss) on
  security transactions                  142                 62,079              (8,840,034)
 Net realized gain on
  distributions                           --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        156,672             16,070,893              91,381,274
                                    --------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         160,861             15,910,468              79,283,921
                                    --------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                           273,905                 52,343                 814,715
 Net transfers                       164,463                172,437              (5,371,975)
 Surrenders for benefit
  payments and fees                  (13,201)            (4,675,124)            (27,577,234)
 Net annuity transactions                 --                 13,417                     313
                                    --------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  425,167             (4,436,927)            (32,134,181)
                                    --------            -----------            ------------
 Net increase (decrease) in
  net assets                         586,028             11,473,541              47,149,740
NET ASSETS:
 Beginning of year                   191,441             42,971,049             235,077,488
                                    --------            -----------            ------------
 End of year                        $777,469            $54,444,590            $282,227,228
                                    ========            ===========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                        AMERICAN FUNDS
                                     AMERICAN FUNDS            AMERICAN FUNDS            GLOBAL SMALL
                                   GROWTH-INCOME FUND        INTERNATIONAL FUND       CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(800,094)                $(463,565)               $(483,995)
 Net realized gain (loss) on
  security transactions                  (7,845,414)               (3,643,805)                (760,300)
 Net realized gain on
  distributions                                  --                   565,963                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            67,396,400                39,598,276               14,610,211
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             58,750,892                36,056,869               13,365,916
                                     --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  750,160                   435,107                   33,956
 Net transfers                           (4,079,168)               (3,394,455)                 271,650
 Surrenders for benefit
  payments and fees                     (26,147,983)              (11,671,093)              (3,158,629)
 Net annuity transactions                    (6,163)                   54,652                    1,906
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (29,483,154)              (14,575,789)              (2,851,117)
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets                             29,267,738                21,481,080               10,514,799
NET ASSETS:
 Beginning of year                      226,211,648               100,070,974               24,364,190
                                     --------------            --------------            -------------
 End of year                           $255,479,386              $121,552,054              $34,878,989
                                     ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                               EQUITY-INCOME           GROWTH             CONTRAFUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $433,940           $(490,646)         $(1,574,619)
 Net realized gain (loss) on
  security transactions            (2,880,150)         (2,422,735)         (26,550,815)
 Net realized gain on
  distributions                            --              29,956              125,407
 Net unrealized appreciation
  (depreciation) of
  investments during the year      27,374,419          11,077,709          159,429,638
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       24,928,209           8,194,284          131,429,611
                               --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            681,352             381,700            3,803,153
 Net transfers                     (2,920,086)         (2,478,444)         (19,582,451)
 Surrenders for benefit
  payments and fees                (7,446,459)         (2,315,385)         (32,717,866)
 Net annuity transactions              (6,378)             (4,670)            (120,464)
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (9,691,571)         (4,416,799)         (48,617,628)
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets                       15,236,638           3,777,485           82,811,983
NET ASSETS:
 Beginning of year                 93,228,990          33,982,335          428,699,864
                               --------------       -------------       --------------
 End of year                     $108,465,628         $37,759,820         $511,511,847
                               ==============       =============       ==============

                                                                             FIDELITY VIP
                                                    FIDELITY VIP           DYNAMIC CAPITAL
                                FIDELITY VIP            VALUE                APPRECIATION
                                  MID CAP            STRATEGIES               PORTFOLIO
                                SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,217,810)          $(119,878)               $(25,307)
 Net realized gain (loss) on
  security transactions            (2,489,931)           (265,746)                (56,545)
 Net realized gain on
  distributions                       584,650                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      38,294,571           4,517,934                 594,722
                               --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       35,171,480           4,132,310                 512,870
                               --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                          1,365,217             109,857                   2,937
 Net transfers                      2,866,689           3,257,033                 513,858
 Surrenders for benefit
  payments and fees                (7,372,437)           (539,512)                (47,908)
 Net annuity transactions            (192,744)                 --                      --
                               --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,333,275)          2,827,378                 468,887
                               --------------       -------------            ------------
 Net increase (decrease) in
  net assets                       31,838,205           6,959,688                 981,757
NET ASSETS:
 Beginning of year                 97,211,504           7,112,198                 979,963
                               --------------       -------------            ------------
 End of year                     $129,049,709         $14,071,886              $1,961,720
                               ==============       =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                FRANKLIN                 FRANKLIN
                                       FRANKLIN               SMALL-MID CAP             SMALL CAP
                                        INCOME                   GROWTH                   VALUE
                                   SECURITIES FUND           SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $168,081                 $(537,075)                $2,279
 Net realized gain (loss) on
  security transactions                       954                (1,235,289)                   241
 Net realized gain on
  distributions                                --                        --                 12,560
 Net unrealized appreciation
  (depreciation) of
  investments during the year             612,252                11,344,689                 83,030
                                     ------------             -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              781,287                 9,572,325                 98,110
                                     ------------             -------------             ----------
UNIT TRANSACTIONS:
 Purchases                              1,246,253                    51,570                185,801
 Net transfers                            414,748                  (150,842)                78,199
 Surrenders for benefit
  payments and fees                       (43,409)               (3,396,256)                (5,749)
 Net annuity transactions                      --                      (182)                    --
                                     ------------             -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,617,592                (3,495,710)               258,251
                                     ------------             -------------             ----------
 Net increase (decrease) in
  net assets                            2,398,879                 6,076,615                356,361
NET ASSETS:
 Beginning of year                      1,504,421                25,807,578                106,654
                                     ------------             -------------             ----------
 End of year                           $3,903,300               $31,884,193               $463,015
                                     ============             =============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                           TEMPLETON
                                      STRATEGIC                  FRANKLIN                DEVELOPING
                                        INCOME                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,412,380                    $9,252                 $500,344
 Net realized gain (loss) on
  security transactions                   (182,152)               (2,886,792)                  23,022
 Net realized gain on
  distributions                                 --                        --                   77,820
 Net unrealized appreciation
  (depreciation) of
  investments during the year           16,246,657                21,757,869               10,441,862
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            22,476,885                18,880,329               11,043,048
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 358,493                 1,062,681                   33,286
 Net transfers                          12,908,648                (2,365,723)               2,427,204
 Surrenders for benefit
  payments and fees                    (16,118,758)              (10,646,806)              (2,198,430)
 Net annuity transactions                    6,576                     2,995                   25,638
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,845,041)              (11,946,853)                 287,698
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            19,631,844                 6,933,476               11,330,746
NET ASSETS:
 Beginning of year                      95,764,600                89,388,194               15,494,023
                                    --------------            --------------            -------------
 End of year                          $115,396,444               $96,321,670              $26,824,769
                                    ==============            ==============            =============


                                      TEMPLETON                MUTUAL              TEMPLETON
                                       GROWTH             GLOBAL DISCOVERY        GLOBAL BOND
                                   SECURITIES FUND        SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (B)       SUB-ACCOUNT (C)
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $374,556                $1,996               $88,461
 Net realized gain (loss) on
  security transactions                (1,201,568)                  852                   307
 Net realized gain on
  distributions                                --                10,523                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,476,768                67,028                27,394
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,649,756                80,399               116,162
                                    -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                397,166               241,154               203,784
 Net transfers                             (3,556)               87,359               208,320
 Surrenders for benefit
  payments and fees                    (3,445,669)               (2,936)              (22,480)
 Net annuity transactions                      --                    --                    --
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,052,059)              325,577               389,624
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets                            4,597,697               405,976               505,786
NET ASSETS:
 Beginning of year                     29,582,961                38,375               468,298
                                    -------------            ----------            ----------
 End of year                          $34,180,658              $444,351              $974,084
                                    =============            ==========            ==========

(b) Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(c) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                       HARTFORD            HARTFORD
                                  HARTFORD              TOTAL               CAPITAL
                                  ADVISERS           RETURN BOND         APPRECIATION
                                  HLS FUND             HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $269,910          $15,499,029            $(24,689)
 Net realized gain (loss) on
  security transactions              (661,716)             587,695             (15,273)
 Net realized gain on
  distributions                            --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       9,332,187           58,786,926          19,788,716
                                -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,940,381           74,873,650          19,748,754
                                -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                            370,733            6,104,911           2,577,933
 Net transfers                      1,813,807           66,903,338          63,553,340
 Surrenders for benefit
  payments and fees                (2,501,037)         (49,992,181)         (3,316,483)
 Net annuity transactions              (2,789)             273,148              28,023
                                -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (319,286)          23,289,216          62,842,813
                                -------------       --------------       -------------
 Net increase (decrease) in
  net assets                        8,621,095           98,162,866          82,591,567
NET ASSETS:
 Beginning of year                 33,299,989          582,102,684           9,919,327
                                -------------       --------------       -------------
 End of year                      $41,921,084         $680,265,550         $92,510,894
                                =============       ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD           HARTFORD
                                  DIVIDEND               FUNDAMENTAL           GLOBAL
                                 AND GROWTH                 GROWTH            ADVISERS
                                  HLS FUND                 HLS FUND           HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,257,976                $(49,668)          $(171,145)
 Net realized gain (loss) on
  security transactions           (11,475,240)               (353,957)           (219,831)
 Net realized gain on
  distributions                            --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      96,087,007               2,391,532           2,539,880
                               --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       87,869,743               1,987,907           2,148,904
                               --------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                          4,032,007                  99,457              52,106
 Net transfers                     (2,295,280)              2,675,139             (60,589)
 Surrenders for benefit
  payments and fees               (30,064,487)               (457,002)           (671,462)
 Net annuity transactions             (11,042)                     --                  --
                               --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (28,338,802)              2,317,594            (679,945)
                               --------------            ------------       -------------
 Net increase (decrease) in
  net assets                       59,530,941               4,305,501           1,468,959
NET ASSETS:
 Beginning of year                409,761,121               4,591,994          11,000,403
                               --------------            ------------       -------------
 End of year                     $469,292,062              $8,897,495         $12,469,362
                               ==============            ============       =============

                                                                                   HARTFORD
                                      HARTFORD                HARTFORD           DISCIPLINED
                                   GLOBAL EQUITY            GLOBAL GROWTH           EQUITY
                                      HLS FUND                HLS FUND             HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,991                $(106,084)           $(197,638)
 Net realized gain (loss) on
  security transactions                   (8,892)              (2,224,269)         (17,935,395)
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            258,367                5,866,144           84,059,338
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             251,466                3,535,791           65,926,305
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 9,920                  131,304            2,280,131
 Net transfers                         1,244,130               (1,280,687)          (9,336,143)
 Surrenders for benefit
  payments and fees                      (63,842)                (864,253)         (22,877,129)
 Net annuity transactions                     --                       --              (29,724)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,190,208               (2,013,636)         (29,962,865)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                           1,441,674                1,522,155           35,963,440
NET ASSETS:
 Beginning of year                       298,366               12,068,471          302,422,279
                                    ------------            -------------       --------------
 End of year                          $1,740,040              $13,590,626         $338,385,719
                                    ============            =============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            HARTFORD
                                  HARTFORD                   GROWTH             HARTFORD
                                   GROWTH                OPPORTUNITIES         HIGH YIELD
                                  HLS FUND                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT(D)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(234,244)              $(1,117,539)         $4,784,466
 Net realized gain (loss) on
  security transactions            (1,526,170)               (9,582,896)            391,905
 Net realized gain on
  distributions                            --                        --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       8,019,406                37,022,337          16,424,678
                                -------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        6,258,992                26,321,902          21,601,049
                                -------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                            295,412                 1,950,491             386,330
 Net transfers                     (1,205,435)              (11,408,009)         21,333,791
 Surrenders for benefit
  payments and fees                (1,863,945)               (6,042,713)         (5,173,631)
 Net annuity transactions                (480)                    7,399                 326
                                -------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,774,448)              (15,492,832)         16,546,816
                                -------------            --------------       -------------
 Net increase (decrease) in
  net assets                        3,484,544                10,829,070          38,147,865
NET ASSETS:
 Beginning of year                 21,177,596               105,507,314          33,804,866
                                -------------            --------------       -------------
 End of year                      $24,662,140              $116,336,384         $71,952,731
                                =============            ==============       =============

(d) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     HARTFORD                 HARTFORD
                                 HARTFORD          INTERNATIONAL            INTERNATIONAL
                                   INDEX              GROWTH                SMALL COMPANY
                                 HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $96,753            $152,729                  $64,877
 Net realized gain (loss) on
  security transactions               82,587          (6,551,846)              (2,053,108)
 Net realized gain on
  distributions                        8,052                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,962,884          16,655,112               11,169,507
                               -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       4,150,276          10,255,995                9,181,276
                               -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                           153,626             303,490                  242,733
 Net transfers                     4,098,651          (2,596,961)               3,196,083
 Surrenders for benefit
  payments and fees               (1,485,941)         (3,101,522)              (1,873,992)
 Net annuity transactions                 --               5,099                   (1,048)
                               -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                2,766,336          (5,389,894)               1,563,776
                               -------------       -------------            -------------
 Net increase (decrease) in
  net assets                       6,916,612           4,866,101               10,745,052
NET ASSETS:
 Beginning of year                14,391,935          43,369,116               27,107,087
                               -------------       -------------            -------------
 End of year                     $21,308,547         $48,235,217              $37,852,139
                               =============       =============            =============

                                  HARTFORD            HARTFORD
                               INTERNATIONAL           MID CAP             HARTFORD
                               OPPORTUNITIES           GROWTH            MONEY MARKET
                                  HLS FUND            HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $428,376            $(65,486)          $(5,175,535)
 Net realized gain (loss) on
  security transactions            (3,801,756)             (6,874)                   --
 Net realized gain on
  distributions                            --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      34,825,353           2,416,817                    --
                               --------------       -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       31,451,973           2,344,457            (5,175,535)
                               --------------       -------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            889,229              26,895             4,087,381
 Net transfers                     (2,922,571)          8,271,417           (85,704,087)
 Surrenders for benefit
  payments and fees                (7,736,135)           (366,056)          (75,763,330)
 Net annuity transactions              (4,860)                 --               299,769
                               --------------       -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (9,774,337)          7,932,256          (157,080,267)
                               --------------       -------------       ---------------
 Net increase (decrease) in
  net assets                       21,677,636          10,276,713          (162,255,802)
NET ASSETS:
 Beginning of year                108,383,304           2,262,617           409,161,975
                               --------------       -------------       ---------------
 End of year                     $130,060,940         $12,539,330          $246,906,173
                               ==============       =============       ===============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD               HARTFORD
                                  SMALL CAP VALUE         SMALL COMPANY         SMALLCAP GROWTH
                                      HLS FUND              HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(12,031)             $(732,628)             $(422,932)
 Net realized gain (loss) on
  security transactions                  (4,960)            (1,008,337)            (1,699,720)
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           633,536             13,763,132             10,083,800
                                     ----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            616,545             12,022,167              7,961,148
                                     ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                               13,734                639,732                215,999
 Net transfers                          544,839               (546,723)                87,119
 Surrenders for benefit
  payments and fees                    (329,865)            (2,908,026)            (2,114,889)
 Net annuity transactions                    --               (102,426)               (22,041)
                                     ----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     228,708             (2,917,443)            (1,833,812)
                                     ----------            -----------            -----------
 Net increase (decrease) in
  net assets                            845,253              9,104,724              6,127,336
NET ASSETS:
 Beginning of year                    2,434,088             44,643,525             26,040,863
                                     ----------            -----------            -----------
 End of year                         $3,279,341            $53,748,249            $32,168,199
                                     ==========            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HARTFORD
                                HARTFORD            U.S. GOVERNMENT       HARTFORD
                                  STOCK                SECURITIES           VALUE
                                HLS FUND                HLS FUND          HLS FUND
                               SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(4,458)            $(4,534,785)         $215,585
 Net realized gain (loss) on
  security transactions         (2,473,779)             (3,078,541)       (1,380,122)
 Net realized gain on
  distributions                         --                      --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year   13,237,059              12,482,106        15,335,169
                               -----------            ------------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                    10,758,822               4,868,780        14,170,632
                               -----------            ------------       -----------
UNIT TRANSACTIONS:
 Purchases                         408,418               1,768,373           574,876
 Net transfers                  (1,432,037)            (11,152,679)       (2,207,146)
 Surrenders for benefit
  payments and fees             (2,421,105)            (26,270,930)       (4,616,879)
 Net annuity transactions               --                  12,928            (7,480)
                               -----------            ------------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (3,444,724)            (35,642,308)       (6,256,629)
                               -----------            ------------       -----------
 Net increase (decrease) in
  net assets                     7,314,098             (30,773,528)        7,914,003
NET ASSETS:
 Beginning of year              30,307,684             320,538,888        66,991,289
                               -----------            ------------       -----------
 End of year                   $37,621,782            $289,765,360       $74,905,292
                               ===========            ============       ===========

                                 HARTFORD           HARTFORD
                                   VALUE             EQUITY             AMERICAN FUNDS
                               OPPORTUNITIES         INCOME                  BOND
                                 HLS FUND           HLS FUND               HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(108,797)          $473,512               $42,593
 Net realized gain (loss) on
  security transactions          (1,924,840)          (117,492)                  153
 Net realized gain on
  distributions                          --            178,700                   160
 Net unrealized appreciation
  (depreciation) of
  investments during the year    12,869,156          4,256,567               210,039
                                -----------        -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                     10,835,519          4,791,287               252,945
                                -----------        -----------            ----------
UNIT TRANSACTIONS:
 Purchases                          195,201            172,320             1,982,388
 Net transfers                    2,914,770          2,464,777             1,107,259
 Surrenders for benefit
  payments and fees              (2,017,139)        (2,493,490)              (61,803)
 Net annuity transactions                --               (296)                   --
                                -----------        -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               1,092,832            143,311             3,027,844
                                -----------        -----------            ----------
 Net increase (decrease) in
  net assets                     11,928,351          4,934,598             3,280,789
NET ASSETS:
 Beginning of year               24,764,987         28,807,699             1,017,845
                                -----------        -----------            ----------
 End of year                    $36,693,338        $33,742,297            $4,298,634
                                ===========        ===========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                   AMERICAN FUNDS         GLOBAL SMALL          AMERICAN FUNDS
                                   GLOBAL GROWTH         CAPITALIZATION             GROWTH
                                      HLS FUND              HLS FUND               HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,803               $(4,649)                $(9,087)
 Net realized gain (loss) on
  security transactions                    (482)                  455                   2,021
 Net realized gain on
  distributions                           3,554                 4,309                  26,107
 Net unrealized appreciation
  (depreciation) of
  investments during the year            83,566               207,000                 705,342
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             88,441               207,115                 724,383
                                     ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               80,517               425,313               1,737,900
 Net transfers                           12,020               169,211                 561,422
 Surrenders for benefit
  payments and fees                      (1,498)               (8,551)                (32,450)
 Net annuity transactions                    --                    --                      --
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      91,039               585,973               2,266,872
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            179,480               793,088               2,991,255
NET ASSETS:
 Beginning of year                      134,461               157,429                 702,973
                                     ----------            ----------            ------------
 End of year                           $313,941              $950,517              $3,694,228
                                     ==========            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS          AMERICAN FUNDS       LORD ABBETT
                                   GROWTH-INCOME           INTERNATIONAL         ALL VALUE
                                      HLS FUND                HLS FUND           PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14,560                  $9,508           $(340,256)
 Net realized gain (loss) on
  security transactions                       87                   3,854            (667,972)
 Net realized gain on
  distributions                            8,919                  17,673                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            348,550                 511,793           7,430,335
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             372,116                 542,828           6,422,107
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                             1,261,090               1,386,417             288,071
 Net transfers                           315,048                 314,711            (961,108)
 Surrenders for benefit
  payments and fees                      (12,345)                (24,207)         (2,257,666)
 Net annuity transactions                     --                      --                (502)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,563,793               1,676,921          (2,931,205)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                           1,935,909               2,219,749           3,490,902
NET ASSETS:
 Beginning of year                       308,843                 561,146          28,154,854
                                    ------------            ------------       -------------
 End of year                          $2,244,752              $2,780,895         $31,645,756
                                    ============            ============       =============

                                                                                  LORD ABBETT
                                     LORD ABBETT              LORD ABBETT          GROWTH AND
                                   AMERICA'S VALUE               BOND                INCOME
                                      PORTFOLIO             DEBENTURE FUND         PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $565,946               $4,532,312            $(827,361)
 Net realized gain (loss) on
  security transactions                    15,429                  481,089           (9,918,283)
 Net realized gain on
  distributions                                --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,356,108               18,394,789           42,954,814
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,937,483               23,408,190           32,209,170
                                    -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                110,366                  644,893            1,244,923
 Net transfers                            594,029               11,954,125           (6,942,384)
 Surrenders for benefit
  payments and fees                    (1,644,870)              (7,353,016)         (14,174,284)
 Net annuity transactions                    (790)                    (445)               8,700
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (941,265)               5,245,557          (19,863,045)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets                            3,996,218               28,653,747           12,346,125
NET ASSETS:
 Beginning of year                     23,089,479               70,319,240          207,500,611
                                    -------------            -------------       --------------
 End of year                          $27,085,697              $98,972,987         $219,846,736
                                    =============            =============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                 LORD ABBETT
                                  LARGE CAP                MFS CORE               MFS GROWTH
                                  CORE FUND             EQUITY SERIES               SERIES
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(116,603)                $(9,822)              $(106,808)
 Net realized gain (loss) on
  security transactions               144,486                (183,141)               (220,149)
 Net realized gain on
  distributions                            --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,857,745               1,334,777               2,343,334
                                -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,885,628               1,141,814               2,016,377
                                -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            219,987                     280                  14,673
 Net transfers                      1,308,434                  82,809                (101,998)
 Surrenders for benefit
  payments and fees                (1,467,559)               (326,993)               (572,354)
 Net annuity transactions                  --                      --                      --
                                -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    60,862                (243,904)               (659,679)
                                -------------            ------------            ------------
 Net increase (decrease) in
  net assets                        3,946,490                 897,910               1,356,698
NET ASSETS:
 Beginning of year                 14,567,588               4,130,327               6,098,270
                                -------------            ------------            ------------
 End of year                      $18,514,078              $5,028,237              $7,454,968
                                =============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                       GROWTH                MFS INVESTORS         MFS TOTAL
                                    STOCK SERIES             TRUST SERIES        RETURN SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(52,288)                $(39,715)          $2,569,116
 Net realized gain (loss) on
  security transactions                   (58,011)                (180,074)          (3,193,751)
 Net realized gain on
  distributions                                --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,546,333                3,269,026           20,330,686
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,436,034                3,049,237           19,706,051
                                    -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  6,779                   69,632              612,999
 Net transfers                            126,690                  895,848             (984,783)
 Surrenders for benefit
  payments and fees                      (511,895)              (1,778,855)         (17,837,371)
 Net annuity transactions                      --                       --              (14,760)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (378,426)                (813,375)         (18,223,915)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets                            1,057,608                2,235,862            1,482,136
NET ASSETS:
 Beginning of year                      3,757,568               13,040,319          141,766,199
                                    -------------            -------------       --------------
 End of year                           $4,815,176              $15,276,181         $143,248,335
                                    =============            =============       ==============

                                                            VAN KAMPEN --            VAN KAMPEN --
                                                           UIF EQUITY AND            UIF CORE PLUS
                                     MFS VALUE                 INCOME                 FIXED INCOME
                                       SERIES                 PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(309)                $151,916                $6,722,968
 Net realized gain (loss) on
  security transactions                     (108)                 (39,481)                 (525,661)
 Net realized gain on
  distributions                               --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            219,172                3,134,887                 1,156,972
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             218,755                3,247,322                 7,354,279
                                    ------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               464,359                    7,120                   170,330
 Net transfers                           373,983                  675,795                11,011,634
 Surrenders for benefit
  payments and fees                      (21,656)              (2,210,785)              (13,553,215)
 Net annuity transactions                     --                       --                    15,776
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      816,686               (1,527,870)               (2,355,475)
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets                           1,035,441                1,719,452                 4,998,804
NET ASSETS:
 Beginning of year                       351,222               17,047,076                97,262,806
                                    ------------            -------------            --------------
 End of year                          $1,386,663              $18,766,528              $102,261,610
                                    ============            =============            ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     VAN KAMPEN --            VAN KAMPEN --
                                     UIF EMERGING             UIF EMERGING             VAN KAMPEN --
                                     MARKETS DEBT            MARKETS EQUITY           UIF HIGH YIELD
                                       PORTFOLIO                PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $539,815              $(1,125,181)              $1,175,203
 Net realized gain (loss) on
  security transactions                   (143,488)              (2,719,231)                (290,885)
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,738,399               37,346,141                4,904,593
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,134,726               33,501,729                5,788,911
                                     -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  11,051                  621,442                   32,207
 Net transfers                           1,385,161               14,417,742                2,864,129
 Surrenders for benefit
  payments and fees                       (912,214)              (4,995,955)              (2,486,699)
 Net annuity transactions                   45,290                  101,207                   31,447
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        529,288               10,144,436                  441,084
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             2,664,014               43,646,165                6,229,995
NET ASSETS:
 Beginning of year                       7,736,813               49,596,157               13,948,919
                                     -------------            -------------            -------------
 End of year                           $10,400,827              $93,242,322              $20,178,914
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VAN KAMPEN --            VAN KAMPEN --
                                     UIF MID CAP               UIF U.S.             MORGAN STANLEY --
                                       GROWTH                MID CAP VALUE             FOCUS GROWTH
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(475,449)               $(253,760)                $(964,960)
 Net realized gain (loss) on
  security transactions                  (545,735)              (3,193,113)               (3,782,857)
 Net realized gain on
  distributions                                --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          14,168,457               19,957,952                40,150,080
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           13,147,273               16,511,079                35,402,263
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                198,947                  296,386                   149,421
 Net transfers                          2,322,145               (2,185,838)               (2,369,810)
 Surrenders for benefit
  payments and fees                    (2,123,874)              (6,123,634)               (9,733,654)
 Net annuity transactions                   1,697                     (180)                  302,028
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       398,915               (8,013,266)              (11,652,015)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                           13,546,188                8,497,813                23,750,248
NET ASSETS:
 Beginning of year                     24,332,503               50,768,227                56,371,124
                                    -------------            -------------            --------------
 End of year                          $37,878,691              $59,266,040               $80,121,372
                                    =============            =============            ==============

                                                           MORGAN STANLEY --        MORGAN STANLEY --
                                  MORGAN STANLEY --             CAPITAL                  MID CAP
                                      BALANCED               OPPORTUNITIES               GROWTH
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $480,841                $(223,622)               $(341,005)
 Net realized gain (loss) on
  security transactions                (1,331,675)                (490,782)                 626,289
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,537,716                7,494,800                9,751,474
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,686,882                6,780,396               10,036,758
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                103,597                   12,468                   23,320
 Net transfers                            617,457                  167,538                 (302,152)
 Surrenders for benefit
  payments and fees                    (6,371,314)              (1,788,450)              (2,648,824)
 Net annuity transactions                 142,351                   10,369                   (4,601)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,507,909)              (1,598,075)              (2,932,257)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                              178,973                5,182,321                7,104,501
NET ASSETS:
 Beginning of year                     37,135,163               11,056,319               19,151,035
                                    -------------            -------------            -------------
 End of year                          $37,314,136              $16,238,640              $26,255,536
                                    =============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            MORGAN STANLEY --
                                   MORGAN STANLEY --             DIVIDEND             MORGAN STANLEY --
                                    FLEXIBLE INCOME               GROWTH                GLOBAL EQUITY
                                       PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (E)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,440,500                  $331,481                  $123,245
 Net realized gain (loss) on
  security transactions                 (2,289,147)               (4,541,239)               (8,156,272)
 Net realized gain on
  distributions                                 --                        --                   815,826
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,157,520                20,511,541                 5,901,245
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,308,873                16,301,783                (1,315,956)
                                     -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  27,433                   232,941                    52,202
 Net transfers                             627,955                (5,665,173)              (20,933,538)
 Surrenders for benefit
  payments and fees                     (5,410,599)              (13,701,853)               (1,394,813)
 Net annuity transactions                   25,968                   219,279                   (38,360)
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,729,243)              (18,914,806)              (22,314,509)
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets                              (420,370)               (2,613,023)              (23,630,465)
NET ASSETS:
 Beginning of year                      26,954,057                90,599,352                23,630,465
                                     -------------            --------------            --------------
 End of year                           $26,533,687               $87,986,329                      $ --
                                     =============            ==============            ==============

(e)  This fund liquidated April 24, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --                                  MORGAN STANLEY --
                                       CAPITAL             MORGAN STANLEY --              GLOBAL
                                       GROWTH                 MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(423,038)              $(3,181,876)                $559,604
 Net realized gain (loss) on
  security transactions                   (17,709)                       --                1,397,366
 Net realized gain on
  distributions                                --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          11,811,058                        --                2,502,987
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           11,370,311                (3,181,876)               4,459,957
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 66,337                   276,086                   80,399
 Net transfers                         (1,274,650)                3,288,300               (1,090,000)
 Surrenders for benefit
  payments and fees                    (2,698,963)              (69,486,272)              (5,267,327)
 Net annuity transactions                 (19,179)                    3,669                   47,096
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,926,455)              (65,918,217)              (6,229,832)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                            7,443,856               (69,100,093)              (1,769,875)
NET ASSETS:
 Beginning of year                     20,036,803               199,270,834               33,660,477
                                    -------------            --------------            -------------
 End of year                          $27,480,659              $130,170,741              $31,890,602
                                    =============            ==============            =============

                                  MORGAN STANLEY --           VAN KAMPEN --            VAN KAMPEN --
                                   EQUALLY WEIGHTED             UIF SMALL               UIF GLOBAL
                                       S&P 500               COMPANY GROWTH              FRANCHISE
                                      PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $494,315                $(207,049)              $1,276,132
 Net realized gain (loss) on
  security transactions                 (3,496,320)                (978,354)                (576,031)
 Net realized gain on
  distributions                          3,257,539                       --                1,097,174
 Net unrealized appreciation
  (depreciation) of
  investments during the year           28,048,818                4,847,251                3,098,875
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,304,352                3,661,848                4,896,150
                                    --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  78,010                   36,964                   40,561
 Net transfers                          (2,716,109)                (376,168)                (686,858)
 Surrenders for benefit
  payments and fees                     (9,376,495)              (1,129,924)              (2,569,184)
 Net annuity transactions                   72,478                       --                       --
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (11,942,116)              (1,469,128)              (3,215,481)
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets                            16,362,236                2,192,720                1,680,669
NET ASSETS:
 Beginning of year                      74,442,023                9,371,929               21,349,559
                                    --------------            -------------            -------------
 End of year                           $90,804,259              $11,564,649              $23,030,228
                                    ==============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              OPPENHEIMER               OPPENHEIMER
                                     OPPENHEIMER                CAPITAL                    GLOBAL
                                     MIDCAP FUND           APPRECIATION FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(51,281)              $(1,372,182)               $1,188,923
 Net realized gain (loss) on
  security transactions                  (112,428)               (2,309,790)               (3,700,331)
 Net realized gain on
  distributions                                --                        --                 5,449,852
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,061,493                34,451,946                77,620,244
                                     ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              897,784                30,769,974                80,558,688
                                     ------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 72,590                   722,139                 1,780,892
 Net transfers                             45,986                (2,307,614)               (8,879,048)
 Surrenders for benefit
  payments and fees                      (190,113)               (6,363,141)              (17,195,404)
 Net annuity transactions                      --                   (11,516)                  (36,779)
                                     ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (71,537)               (7,960,132)              (24,330,339)
                                     ------------            --------------            --------------
 Net increase (decrease) in
  net assets                              826,247                22,809,842                56,228,349
NET ASSETS:
 Beginning of year                      2,974,979                78,911,395               235,923,743
                                     ------------            --------------            --------------
 End of year                           $3,801,226              $101,721,237              $292,152,092
                                     ============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              OPPENHEIMER           PUTNAM VT
                                     OPPENHEIMER              MAIN STREET          DIVERSIFIED
                                  MAIN STREET FUND           SMALL CAP FUND          INCOME
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $18,043               $(1,164,756)         $3,338,033
 Net realized gain (loss) on
  security transactions                (1,126,785)               (5,210,882)           (132,969)
 Net realized gain on
  distributions                                --                        --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,971,678                43,659,658          26,400,304
                                    -------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,862,936                37,284,020          29,605,368
                                    -------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                613,290                 1,067,605           1,653,450
 Net transfers                           (898,560)               (5,562,746)         20,688,085
 Surrenders for benefit
  payments and fees                      (857,723)               (8,324,994)         (4,764,448)
 Net annuity transactions                      --                   (11,308)              7,948
                                    -------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,142,993)              (12,831,443)         17,585,035
                                    -------------            --------------       -------------
 Net increase (decrease) in
  net assets                            1,719,943                24,452,577          47,190,403
NET ASSETS:
 Beginning of year                     11,840,177               113,798,946          50,664,698
                                    -------------            --------------       -------------
 End of year                          $13,560,120              $138,251,523         $97,855,101
                                    =============            ==============       =============

                                                                                 PUTNAM VT
                                 PUTNAM VT               PUTNAM VT             INTERNATIONAL
                               GLOBAL ASSET              GROWTH AND             GROWTH AND
                                ALLOCATION                 INCOME                 INCOME
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $549,615                 $72,391               $(10,721)
 Net realized gain (loss) on
  security transactions             (412,550)               (310,938)              (301,973)
 Net realized gain on
  distributions                           --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,620,346               1,774,739                423,689
                               -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,757,411               1,536,192                110,995
                               -------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                           233,132                  55,455                  4,063
 Net transfers                       657,692                (198,837)               (99,993)
 Surrenders for benefit
  payments and fees                 (781,133)               (360,545)               (62,810)
 Net annuity transactions             26,643                      --                     --
                               -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  136,334                (503,927)              (158,740)
                               -------------            ------------            -----------
 Net increase (decrease) in
  net assets                       3,893,745               1,032,265                (47,745)
NET ASSETS:
 Beginning of year                12,091,148               6,098,884                893,205
                               -------------            ------------            -----------
 End of year                     $15,984,893              $7,131,149               $845,460
                               =============            ============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  PUTNAM VT                                PUTNAM VT
                                INTERNATIONAL          PUTNAM VT           SMALL CAP
                                    EQUITY             INVESTORS             VALUE
                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,657,970)          $(213,155)            $80,475
 Net realized gain (loss) on
  security transactions             (4,755,797)         (1,554,139)           (631,271)
 Net realized gain on
  distributions                             --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       28,482,436          17,090,334          19,526,026
                                --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        22,068,669          15,323,040          18,975,230
                                --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             830,444             442,558             561,363
 Net transfers                      (8,108,543)         (2,622,048)         (2,594,411)
 Surrenders for benefit
  payments and fees                 (7,505,697)         (3,724,789)         (4,967,815)
 Net annuity transactions               (8,336)             (8,140)             (5,242)
                                --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (14,792,132)         (5,912,419)         (7,006,105)
                                --------------       -------------       -------------
 Net increase (decrease) in
  net assets                         7,276,537           9,410,621          11,969,125
NET ASSETS:
 Beginning of year                 105,952,813          56,444,818          64,889,487
                                --------------       -------------       -------------
 End of year                      $113,229,350         $65,855,439         $76,858,612
                                ==============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                  THE GEORGE PUTNAM           PUTNAM VT           PUTNAM VT
                                   FUND OF BOSTON               VISTA              VOYAGER
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $391,516                $(20,563)          $(102,415)
 Net realized gain (loss) on
  security transactions                (1,315,502)               (154,805)             23,478
 Net realized gain on
  distributions                                --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,575,723                 585,092           3,117,746
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,651,737                 409,724           3,038,809
                                    -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 90,798                  15,819              68,784
 Net transfers                         (1,296,497)                (47,690)         10,812,629
 Surrenders for benefit
  payments and fees                      (879,591)               (105,110)           (623,450)
 Net annuity transactions                    (423)                     --                 540
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,085,713)               (136,981)         10,258,503
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets                              566,024                 272,743          13,297,312
NET ASSETS:
 Beginning of year                     12,476,523               1,298,129           1,819,489
                                    -------------            ------------       -------------
 End of year                          $13,042,547              $1,570,872         $15,116,801
                                    =============            ============       =============

                                                                                       VAN KAMPEN LIT
                                      PUTNAM VT              VAN KAMPEN LIT              GROWTH AND
                                        EQUITY                 ENTERPRISE                  INCOME
                                     INCOME FUND                PORTFOLIO                PORTFOLIO
                                  SUB-ACCOUNT (F)(G)         SUB-ACCOUNT (E)            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $429,701                  $32,788                $2,983,357
 Net realized gain (loss) on
  security transactions                (22,541,693)              (4,817,280)               (3,079,465)
 Net realized gain on
  distributions                                 --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           26,114,937                4,773,694                29,801,682
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,002,945                  (10,798)               29,705,574
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 154,141                    6,336                   456,394
 Net transfers                            (724,510)              (5,043,989)               (2,715,353)
 Surrenders for benefit
  payments and fees                     (1,437,551)                (192,959)              (13,585,067)
 Net annuity transactions                   17,171                   (5,259)                   19,913
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,990,749)              (5,235,871)              (15,824,113)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                             2,012,196               (5,246,669)               13,881,461
NET ASSETS:
 Beginning of year                      16,670,744                5,246,669               147,744,852
                                    --------------            -------------            --------------
 End of year                           $18,682,940                     $ --              $161,626,313
                                    ==============            =============            ==============

(e)  This fund liquidated April 24, 2009.

(f) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

(g)  Funded as of February 13, 2009.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              VAN KAMPEN LIT          VAN KAMPEN LIT
                                     VAN KAMPEN LIT              CAPITAL                 MID CAP
                                        COMSTOCK                  GROWTH                  GROWTH
                                       PORTFOLIO                PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,885,069                $(48,201)               $(18,600)
 Net realized gain (loss) on
  security transactions                  (8,499,774)                (63,792)                 (3,972)
 Net realized gain on
  distributions                                  --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            39,830,002               1,231,297                 392,972
                                     --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             35,215,297               1,119,304                 370,400
                                     --------------            ------------            ------------
UNIT TRANSACTIONS :
 Purchases                                  691,484                  10,062                   1,757
 Net transfers                           (5,945,957)                358,390                 537,076
 Surrenders for benefit
  payments and fees                     (12,887,473)               (216,158)                (79,540)
 Net annuity transactions                    (3,661)                     --                      --
                                     --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (18,145,607)                152,294                 459,293
                                     --------------            ------------            ------------
 Net increase (decrease) in
  net assets                             17,069,690               1,271,598                 829,693
NET ASSETS:
 Beginning of year                      147,711,160               1,802,676                 551,742
                                     --------------            ------------            ------------
 End of year                           $164,780,850              $3,074,274              $1,381,435
                                     ==============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO            WELLS FARGO
                                   VAN KAMPEN LIT           ADVANTAGE VT           ADVANTAGE VT
                                     GOVERNMENT                ASSET               TOTAL RETURN
                                      PORTFOLIO           ALLOCATION FUND           BOND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,203,302                  $569                 $53,602
 Net realized gain (loss) on
  security transactions                   (45,626)                1,968                  27,937
 Net realized gain on
  distributions                                --                    --                   8,009
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,586,974)               57,841                 103,830
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (429,298)               60,378                 193,378
                                    -------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                143,224                 3,700                      --
 Net transfers                          2,352,475                (1,326)                (55,151)
 Surrenders for benefit
  payments and fees                    (4,355,046)              (11,460)                (97,472)
 Net annuity transactions                      --                    --                      --
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,859,347)               (9,086)               (152,623)
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets                           (2,288,645)               51,292                  40,755
NET ASSETS:
 Beginning of year                     30,862,467               445,204               1,710,175
                                    -------------            ----------            ------------
 End of year                          $28,573,822              $496,496              $1,750,930
                                    =============            ==========            ============

                                   WELLS FARGO            WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT          ADVANTAGE VT
                                      EQUITY             C&B LARGE CAP          LARGE COMPANY
                                   INCOME FUND             VALUE FUND             CORE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(4)                 $3,454                  $(3)
 Net realized gain (loss) on
  security transactions                  2,073                 (28,160)                (695)
 Net realized gain on
  distributions                             --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           27,759                 366,202                9,461
                                    ----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            29,828                 341,496                8,763
                                    ----------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                 (21,273)                  --
 Net transfers                          (3,884)                   (400)                  --
 Surrenders for benefit
  payments and fees                    (15,033)               (101,245)                (993)
 Net annuity transactions                   --                      --                   --
                                    ----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (18,917)               (122,918)                (993)
                                    ----------            ------------            ---------
 Net increase (decrease) in
  net assets                            10,911                 218,578                7,770
NET ASSETS:
 Beginning of year                     181,491               1,336,765               26,257
                                    ----------            ------------            ---------
 End of year                          $192,402              $1,555,343              $34,027
                                    ==========            ============            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT
                                   INTERNATIONAL          LARGE COMPANY
                                     CORE FUND             GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,084                $(38,962)
 Net realized gain (loss) on
  security transactions                 (12,205)               (126,778)
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            30,030               1,248,016
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             19,909               1,082,276
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                  10,467
 Net transfers                            3,686                (161,832)
 Surrenders for benefit
  payments and fees                     (13,181)               (257,284)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (9,495)               (408,649)
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             10,414                 673,627
NET ASSETS:
 Beginning of year                      188,357               2,876,520
                                     ----------            ------------
 End of year                           $198,771              $3,550,147
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                       MONEY                 SMALL CAP             ADVANTAGE VT
                                    MARKET FUND             GROWTH FUND           DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(82,961)               $(40,282)              $(2,982)
 Net realized gain (loss) on
  security transactions                       --                   2,333               (33,137)
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --               1,074,522                94,352
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (82,961)              1,036,573                58,233
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                    --                  (4,185)                   --
 Net transfers                          (351,466)               (154,756)              (51,932)
 Surrenders for benefit
  payments and fees                     (231,483)               (184,522)              (21,442)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (582,949)               (343,463)              (73,374)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                            (665,910)                693,110               (15,141)
NET ASSETS:
 Beginning of year                     5,373,895               2,053,908               200,173
                                    ------------            ------------            ----------
 End of year                          $4,707,985              $2,747,018              $185,032
                                    ============            ============            ==========

                                   WELLS FARGO
                                   ADVANTAGE VT           WELLS FARGO
                                  SMALL/MID CAP          ADVANTAGE VT
                                    VALUE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(391)               $(8,209)
 Net realized gain (loss) on
  security transactions                (28,520)              (200,118)
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           71,718                379,947
                                    ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            42,807                171,620
                                    ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 240                     --
 Net transfers                         (17,035)              (163,291)
 Surrenders for benefit
  payments and fees                     (6,251)               (29,260)
 Net annuity transactions                   --                     --
                                    ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (23,046)              (192,551)
                                    ----------            -----------
 Net increase (decrease) in
  net assets                            19,761                (20,931)
NET ASSETS:
 Beginning of year                      99,475                514,286
                                    ----------            -----------
 End of year                          $119,236               $493,355
                                    ==========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            GLOBAL RESEARCH             INTERNATIONAL
                                   STRATEGY PORTFOLIO         GROWTH PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,786,362                 $(104,278)                $(2,018,060)
 Net realized gain (loss) on
  security transactions                    (974,048)               (2,093,526)                 (4,654,479)
 Net realized gain on
  distributions                           2,777,227                   715,992                  19,486,207
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (44,275,456)               (3,589,386)               (226,137,375)
                                     --------------             -------------             ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (40,685,915)               (5,071,198)               (213,323,707)
                                     --------------             -------------             ---------------
UNIT TRANSACTIONS:
 Purchases                               11,768,437                   696,091                  18,797,995
 Net transfers                           17,394,945                (1,065,134)                 34,314,878
 Surrenders for benefit
  payments and fees                      (7,144,079)                 (518,191)                (20,329,820)
 Net annuity transactions                        --                        --                     (20,880)
                                     --------------             -------------             ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      22,019,303                  (887,234)                 32,762,173
                                     --------------             -------------             ---------------
 Net increase (decrease) in
  net assets                            (18,666,612)               (5,958,432)               (180,561,534)
NET ASSETS:
 Beginning of year                      111,082,831                 8,759,657                 373,615,871
                                     --------------             -------------             ---------------
 End of year                            $92,416,219                $2,801,225                $193,054,337
                                     ==============             =============             ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                    SMALL/MID CAP         ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(378,751)                 $688,449                 $(168,880)
 Net realized gain (loss) on
  security transactions                 (1,372,102)               (1,829,739)                 (324,300)
 Net realized gain on
  distributions                          3,630,747                 7,169,324                   173,595
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (16,195,453)              (76,415,826)               (7,657,855)
                                    --------------            --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (14,315,559)              (70,387,792)               (7,977,440)
                                    --------------            --------------             -------------
UNIT TRANSACTIONS:
 Purchases                               1,482,929                 8,829,276                 2,504,745
 Net transfers                            (734,528)               26,259,644                15,218,990
 Surrenders for benefit
  payments and fees                     (2,254,442)               (9,107,053)                 (426,648)
 Net annuity transactions                  (14,177)                  (16,332)                       --
                                    --------------            --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,520,218)               25,965,535                17,297,087
                                    --------------            --------------             -------------
 Net increase (decrease) in
  net assets                           (15,835,777)              (44,422,257)                9,319,647
NET ASSETS:
 Beginning of year                      39,192,458               142,655,384                 1,658,536
                                    --------------            --------------             -------------
 End of year                           $23,356,681               $98,233,127               $10,978,183
                                    ==============            ==============             =============

                                     AIM V.I.             AMERICAN FUNDS
                                  INTERNATIONAL               GLOBAL           AMERICAN FUNDS
                                   GROWTH FUND             GROWTH FUND           GROWTH FUND
                                 SUB-ACCOUNT (A)           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $637                 $(175,400)          $(4,555,061)
 Net realized gain (loss) on
  security transactions                   (121)                1,491,112             5,930,192
 Net realized gain on
  distributions                          3,148                 5,892,129            44,179,454
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (27,144)              (38,838,340)         (253,140,284)
                                    ----------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (23,480)              (31,630,499)         (207,585,699)
                                    ----------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                              70,402                 1,431,324             3,623,051
 Net transfers                         145,814                (3,427,299)          (21,401,232)
 Surrenders for benefit
  payments and fees                     (1,295)              (10,042,850)          (44,193,211)
 Net annuity transactions                   --                   (15,670)               (9,440)
                                    ----------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    214,921               (12,054,495)          (61,980,832)
                                    ----------            --------------       ---------------
 Net increase (decrease) in
  net assets                           191,441               (43,684,994)         (269,566,531)
NET ASSETS:
 Beginning of year                          --                86,656,043           504,644,019
                                    ----------            --------------       ---------------
 End of year                          $191,441               $42,971,049          $235,077,488
                                    ==========            ==============       ===============

(a)  From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                           AMERICAN FUNDS
                                     AMERICAN FUNDS             AMERICAN FUNDS              GLOBAL SMALL
                                   GROWTH-INCOME FUND         INTERNATIONAL FUND        CAPITALIZATION FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,103,788)                 $(244,461)                $(884,623)
 Net realized gain (loss) on
  security transactions                    5,019,910                 (1,945,055)                 (267,037)
 Net realized gain on
  distributions                           23,524,531                 21,743,282                 6,439,564
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (188,839,133)              (103,409,871)              (37,234,631)
                                     ---------------            ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (161,398,480)               (83,856,105)              (31,946,727)
                                     ---------------            ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 1,927,989                  2,119,721                   797,715
 Net transfers                           (29,440,025)                (9,226,196)               (5,095,731)
 Surrenders for benefit
  payments and fees                      (42,020,420)               (17,133,865)               (4,875,759)
 Net annuity transactions                    (30,946)                    (5,944)                       --
                                     ---------------            ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (69,563,402)               (24,246,284)               (9,173,775)
                                     ---------------            ---------------            --------------
 Net increase (decrease) in
  net assets                            (230,961,882)              (108,102,389)              (41,120,502)
NET ASSETS:
 Beginning of year                       457,173,530                208,173,363                65,484,692
                                     ---------------            ---------------            --------------
 End of year                            $226,211,648               $100,070,974               $24,364,190
                                     ===============            ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                               EQUITY-INCOME            GROWTH             CONTRAFUND
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,085,057            $(584,619)          $(4,300,476)
 Net realized gain (loss) on
  security transactions            (1,120,333)          (1,473,774)           (8,718,035)
 Net realized gain on
  distributions                       129,870                   --            16,751,238
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (71,824,715)         (30,593,266)         (334,966,965)
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (71,730,121)         (32,651,659)         (331,234,238)
                               --------------       --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                          8,804,769            3,336,857            45,301,187
 Net transfers                     18,272,190           (3,314,762)           57,015,069
 Surrenders for benefit
  payments and fees                (8,691,736)          (3,126,308)          (36,162,983)
 Net annuity transactions              (1,556)              (6,040)              (20,976)
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                18,383,667           (3,110,253)           66,132,297
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets                      (53,346,454)         (35,761,912)         (265,101,941)
NET ASSETS:
 Beginning of year                146,575,444           69,744,247           693,801,805
                               --------------       --------------       ---------------
 End of year                      $93,228,990          $33,982,335          $428,699,864
                               ==============       ==============       ===============

                                                                              FIDELITY VIP
                                                     FIDELITY VIP           DYNAMIC CAPITAL
                                FIDELITY VIP            VALUE                 APPRECIATION
                                  MID CAP             STRATEGIES               PORTFOLIO
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,853,876)           $(141,746)                $(8,428)
 Net realized gain (loss) on
  security transactions            (2,402,370)            (949,889)                (53,630)
 Net realized gain on
  distributions                    22,557,892            2,674,424                   2,987
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (86,217,743)          (9,703,170)               (475,806)
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (67,916,097)          (8,120,381)               (534,877)
                               --------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                          7,114,477              635,312                 104,991
 Net transfers                      3,279,811           (2,013,010)              1,338,495
 Surrenders for benefit
  payments and fees                (8,070,226)            (602,742)                (31,158)
 Net annuity transactions             (26,984)                  --                      --
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 2,297,078           (1,980,440)              1,412,328
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets                      (65,619,019)         (10,100,821)                877,451
NET ASSETS:
 Beginning of year                162,830,523           17,213,019                 102,512
                               --------------       --------------            ------------
 End of year                      $97,211,504           $7,112,198                $979,963
                               ==============       ==============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                FRANKLIN                FRANKLIN
                                       FRANKLIN              SMALL-MID CAP             SMALL CAP
                                        INCOME                   GROWTH                  VALUE
                                   SECURITIES FUND          SECURITIES FUND         SECURITIES FUND
                                   SUB-ACCOUNT (A)            SUB-ACCOUNT           SUB-ACCOUNT (J)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,242)                $(801,286)                $(213)
 Net realized gain (loss) on
  security transactions                      (317)                  319,580                   (73)
 Net realized gain on
  distributions                             1,062                 5,410,223                   214
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (137,100)              (26,827,632)              (16,309)
                                     ------------            --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (137,597)              (21,899,115)              (16,381)
                                     ------------            --------------            ----------
UNIT TRANSACTIONS:
 Purchases                                949,618                   188,284                41,705
 Net transfers                            699,550                (3,044,750)               81,909
 Surrenders for benefit
  payments and fees                        (7,150)               (7,728,032)                 (579)
 Net annuity transactions                      --                      (575)                   --
                                     ------------            --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,642,018               (10,585,073)              123,035
                                     ------------            --------------            ----------
 Net increase (decrease) in
  net assets                            1,504,421               (32,484,188)              106,654
NET ASSETS:
 Beginning of year                             --                58,291,766                    --
                                     ------------            --------------            ----------
 End of year                           $1,504,421               $25,807,578              $106,654
                                     ============            ==============            ==========

(a)  From inception February 29, 2008 to December 31, 2008.

(j)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                           TEMPLETON
                                      STRATEGIC                  FRANKLIN                 DEVELOPING
                                        INCOME                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,497,626                $1,337,355                  $297,367
 Net realized gain (loss) on
  security transactions                   (759,848)                3,709,448                   429,877
 Net realized gain on
  distributions                            264,014                 5,580,144                 5,589,049
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (19,351,774)              (72,186,526)              (26,064,129)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (14,349,982)              (61,559,579)              (19,747,836)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 861,009                 1,525,945                   382,407
 Net transfers                           6,569,920               (14,529,617)               (3,507,518)
 Surrenders for benefit
  payments and fees                    (16,434,617)              (16,397,147)               (2,894,829)
 Net annuity transactions                   29,378                   266,173                        --
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,974,310)              (29,134,646)               (6,019,940)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (23,324,292)              (90,694,225)              (25,767,776)
NET ASSETS:
 Beginning of year                     119,088,892               180,082,419                41,261,799
                                    --------------            --------------            --------------
 End of year                           $95,764,600               $89,388,194               $15,494,023
                                    ==============            ==============            ==============


                                      TEMPLETON                                      TEMPLETON
                                        GROWTH             MUTUAL DISCOVERY        GLOBAL INCOME
                                   SECURITIES FUND          SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(69,306)                 $225                $(1,139)
 Net realized gain (loss) on
  security transactions                    223,647                   (23)                  (128)
 Net realized gain on
  distributions                          3,210,546                   575                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (28,110,276)               (8,101)                17,889
                                    --------------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (24,745,389)               (7,324)                16,622
                                    --------------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                 683,252                43,544                155,960
 Net transfers                          (4,389,229)                2,165                297,605
 Surrenders for benefit
  payments and fees                     (4,641,410)                  (10)                (1,889)
 Net annuity transactions                  (12,252)                   --                     --
                                    --------------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,359,639)               45,699                451,676
                                    --------------             ---------             ----------
 Net increase (decrease) in
  net assets                           (33,105,028)               38,375                468,298
NET ASSETS:
 Beginning of year                      62,687,989                    --                     --
                                    --------------             ---------             ----------
 End of year                           $29,582,961               $38,375               $468,298
                                    ==============             =========             ==========

(a)  From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            HARTFORD            HARTFORD
                                   HARTFORD                 LARGECAP             TOTAL
                                   ADVISERS                  GROWTH           RETURN BOND
                                   HLS FUND                 HLS FUND            HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $639,405                  $2,958          $32,369,539
 Net realized gain (loss) on
  security transactions             (1,124,558)                (95,536)          (4,323,197)
 Net realized gain on
  distributions                        283,471                  96,447                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (16,884,276)               (451,908)         (90,497,267)
                                --------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (17,085,958)               (448,039)         (62,450,925)
                                --------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                           2,301,305                 226,423           37,994,368
 Net transfers                         172,259               1,475,555           21,853,404
 Surrenders for benefit
  payments and fees                 (3,105,908)                (26,873)         (47,630,822)
 Net annuity transactions               (3,220)                     --              (46,791)
                                --------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (635,564)              1,675,105           12,170,159
                                --------------            ------------       --------------
 Net increase (decrease) in
  net assets                       (17,721,522)              1,227,066          (50,280,766)
NET ASSETS:
 Beginning of year                  51,021,511                  97,329          632,383,450
                                --------------            ------------       --------------
 End of year                       $33,299,989              $1,324,395         $582,102,684
                                ==============            ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD             HARTFORD             HARTFORD
                                       CAPITAL             DIVIDEND            FUNDAMENTAL
                                    APPRECIATION          AND GROWTH             GROWTH
                                      HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $206,867            $4,412,298            $(78,077)
 Net realized gain (loss) on
  security transactions                     5,169            (6,067,242)           (674,013)
 Net realized gain on
  distributions                            15,801            11,449,211             762,632
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (617,194)         (217,344,815)         (3,578,000)
                                    -------------       ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (389,357)         (207,550,548)         (3,567,458)
                                    -------------       ---------------       -------------
UNIT TRANSACTIONS:
 Purchases                              1,815,176            34,685,510             683,361
 Net transfers                          8,591,199            61,130,060           3,840,952
 Surrenders for benefit
  payments and fees                       (97,691)          (31,928,923)           (371,705)
 Net annuity transactions                      --               (19,791)                 --
                                    -------------       ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    10,308,684            63,866,856           4,152,608
                                    -------------       ---------------       -------------
 Net increase (decrease) in
  net assets                            9,919,327          (143,683,692)            585,150
NET ASSETS:
 Beginning of year                             --           553,444,813           4,006,844
                                    -------------       ---------------       -------------
 End of year                           $9,919,327          $409,761,121          $4,591,994
                                    =============       ===============       =============

                                 HARTFORD
                                  GLOBAL                 HARTFORD           HARTFORD
                                 ADVISERS             GLOBAL EQUITY      GLOBAL GROWTH
                                 HLS FUND                HLS FUND           HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $439,039                  $830            $(246,032)
 Net realized gain (loss) on
  security transactions             (610,121)                  157           (2,277,544)
 Net realized gain on
  distributions                      274,603                    --            1,017,818
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (5,781,482)              (62,334)         (14,059,512)
                               -------------            ----------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (5,677,961)              (61,347)         (15,565,270)
                               -------------            ----------       --------------
UNIT TRANSACTIONS:
 Purchases                         1,735,867                    50            2,301,719
 Net transfers                     3,419,185               365,026           (3,088,691)
 Surrenders for benefit
  payments and fees                 (733,935)               (5,363)          (1,148,005)
 Net annuity transactions                 --                    --                   --
                               -------------            ----------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                4,421,117               359,713           (1,934,977)
                               -------------            ----------       --------------
 Net increase (decrease) in
  net assets                      (1,256,844)              298,366          (17,500,247)
NET ASSETS:
 Beginning of year                12,257,247                    --           29,568,718
                               -------------            ----------       --------------
 End of year                     $11,000,403              $298,366          $12,068,471
                               =============            ==========       ==============

(a)  From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD                                   HARTFORD
                                  DISCIPLINED            HARTFORD              GROWTH
                                    EQUITY                GROWTH           OPPORTUNITIES
                                   HLS FUND              HLS FUND             HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(2,059,734)           $(376,964)         $(1,803,674)
 Net realized gain (loss) on
  security transactions              (8,697,101)            (851,815)          (3,890,482)
 Net realized gain on
  distributions                      42,816,027            1,097,729            6,508,648
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (232,187,055)         (16,049,429)         (89,119,583)
                                ---------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (200,127,863)         (16,180,479)         (88,305,091)
                                ---------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            6,190,610            3,230,836           15,618,373
 Net transfers                      (27,984,308)             310,680           14,660,573
 Surrenders for benefit
  payments and fees                 (30,035,999)          (1,723,448)          (8,127,724)
 Net annuity transactions               (37,007)                (628)                  --
                                ---------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (51,866,704)           1,817,440           22,151,222
                                ---------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (251,994,567)         (14,363,039)         (66,153,869)
NET ASSETS:
 Beginning of year                  554,416,846           35,540,635          170,336,788
                                ---------------       --------------       --------------
 End of year                       $302,422,279          $21,177,596         $104,182,919
                                ===============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            HARTFORD
                                  HARTFORD             HARTFORD          INTERNATIONAL
                                 HIGH YIELD             INDEX                GROWTH
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,586,601              $67,634            $(396,125)
 Net realized gain (loss) on
  security transactions              (768,469)          (1,815,110)          (5,264,221)
 Net realized gain on
  distributions                            --              541,194            4,401,663
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (15,322,237)          (8,596,589)         (61,310,860)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (12,504,105)          (9,802,871)         (62,569,543)
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          2,598,402            1,503,333            5,797,209
 Net transfers                        940,873           (2,486,398)          (2,342,876)
 Surrenders for benefit
  payments and fees                (3,368,245)          (3,287,902)          (3,862,646)
 Net annuity transactions                (610)                  --                 (638)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   170,420           (4,270,967)            (408,951)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (12,333,685)         (14,073,838)         (62,978,494)
NET ASSETS:
 Beginning of year                 46,138,551           28,465,773          106,347,610
                               --------------       --------------       --------------
 End of year                      $33,804,866          $14,391,935          $43,369,116
                               ==============       ==============       ==============

                                       HARTFORD             HARTFORD            HARTFORD
                                    INTERNATIONAL        INTERNATIONAL           MID CAP
                                    SMALL COMPANY        OPPORTUNITIES           GROWTH
                                       HLS FUND             HLS FUND            HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(201,461)          $1,070,804            $(45,939)
 Net realized gain (loss) on
  security transactions                 (2,688,949)          (4,219,884)           (876,988)
 Net realized gain on
  distributions                          1,347,264            6,829,847              61,143
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (21,867,363)         (87,213,218)         (1,259,899)
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (23,410,509)         (83,532,451)         (2,121,683)
                                    --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                               3,286,307            8,777,594             931,636
 Net transfers                          (5,675,054)          13,527,002           3,354,811
 Surrenders for benefit
  payments and fees                     (2,816,058)          (9,248,565)           (100,661)
 Net annuity transactions                   (2,951)              (9,538)                 --
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,207,756)          13,046,493           4,185,786
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets                           (28,618,265)         (70,485,958)          2,064,103
NET ASSETS:
 Beginning of year                      55,725,352          178,869,262             198,514
                                    --------------       --------------       -------------
 End of year                           $27,107,087         $108,383,304          $2,262,617
                                    ==============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD                 HARTFORD                 HARTFORD
                                 MONEY MARKET           SMALL CAP VALUE           SMALL COMPANY
                                   HLS FUND                 HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $696,131                 $12,616                 $(834,113)
 Net realized gain (loss) on
  security transactions                     --                (158,257)                 (911,622)
 Net realized gain on
  distributions                             --                  12,100                   212,862
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (2)               (466,647)              (27,440,066)
                                --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           696,129                (600,188)              (28,972,939)
                                --------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                          34,036,259                 266,645                 9,626,368
 Net transfers                     302,429,563               2,760,502                17,585,875
 Surrenders for benefit
  payments and fees                (75,107,709)                (98,219)               (2,726,534)
 Net annuity transactions               (1,025)                     --                    (9,984)
                                --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                261,357,088               2,928,928                24,475,725
                                --------------            ------------            --------------
 Net increase (decrease) in
  net assets                       262,053,217               2,328,740                (4,497,214)
NET ASSETS:
 Beginning of year                 147,108,758                 105,348                49,140,739
                                --------------            ------------            --------------
 End of year                      $409,161,975              $2,434,088               $44,643,525
                                ==============            ============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      HARTFORD
                                       HARTFORD             HARTFORD              U.S. GOVERNMENT
                                   SMALLCAP GROWTH           STOCK                   SECURITIES
                                       HLS FUND             HLS FUND                  HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT (B)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(439,818)            $193,500               $22,155,174
 Net realized gain (loss) on
  security transactions                   (813,322)          (1,564,093)               (1,994,036)
 Net realized gain on
  distributions                            275,791              289,002                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (15,715,662)         (23,803,451)              (28,309,194)
                                    --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (16,693,011)         (24,885,042)               (8,148,056)
                                    --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               1,086,231            2,005,571                17,693,464
 Net transfers                             376,771           (2,878,886)               17,118,060
 Surrenders for benefit
  payments and fees                     (2,074,449)          (2,658,270)              (24,966,905)
 Net annuity transactions                   (2,492)                  --                   (31,228)
                                    --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (613,939)          (3,531,585)                9,813,391
                                    --------------       --------------            --------------
 Net increase (decrease) in
  net assets                           (17,306,950)         (28,416,627)                1,665,335
NET ASSETS:
 Beginning of year                      43,347,813           58,724,311               318,873,553
                                    --------------       --------------            --------------
 End of year                           $26,040,863          $30,307,684              $320,538,888
                                    ==============       ==============            ==============

                                                       HARTFORD             HARTFORD
                                  HARTFORD              VALUE                EQUITY
                                   VALUE            OPPORTUNITIES            INCOME
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $441,239              $56,237             $694,559
 Net realized gain (loss) on
  security transactions              (780,464)          (8,724,853)            (528,007)
 Net realized gain on
  distributions                     5,276,857              270,787            2,198,600
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (38,461,192)         (13,403,458)         (14,418,211)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (33,523,560)         (21,801,287)         (12,053,059)
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         13,412,455            3,256,231            2,386,559
 Net transfers                     29,821,514          (19,777,257)             893,969
 Surrenders for benefit
  payments and fees                (4,868,312)          (2,188,412)          (2,059,463)
 Net annuity transactions               4,226                   --                 (512)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                38,369,883          (18,709,438)           1,220,553
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                        4,846,323          (40,510,725)         (10,832,506)
NET ASSETS:
 Beginning of year                 62,144,966           65,275,712           39,640,205
                               --------------       --------------       --------------
 End of year                      $66,991,289          $24,764,987          $28,807,699
                               ==============       ==============       ==============

(b) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                 AMERICAN FUNDS
                                    AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                         BOND              GLOBAL GROWTH         CAPITALIZATION
                                       HLS FUND               HLS FUND              HLS FUND
                                   SUB-ACCOUNT (J)        SUB-ACCOUNT (J)       SUB-ACCOUNT (J)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(2,351)                $(442)                $(462)
 Net realized gain (loss) on
  security transactions                      (135)                   (3)                 (170)
 Net realized gain on
  distributions                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (16,079)              (39,151)              (53,247)
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (18,565)              (39,596)              (53,879)
                                     ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                442,312               151,854               106,483
 Net transfers                            602,854                22,222               105,122
 Surrenders for benefit
  payments and fees                        (8,756)                  (19)                 (297)
 Net annuity transactions                      --                    --                    --
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,036,410               174,057               211,308
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets                            1,017,845               134,461               157,429
NET ASSETS:
 Beginning of year                             --                    --                    --
                                     ------------            ----------            ----------
 End of year                           $1,017,845              $134,461              $157,429
                                     ============            ==========            ==========

(j)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS         AMERICAN FUNDS        AMERICAN FUNDS
                                      GROWTH             GROWTH-INCOME          INTERNATIONAL
                                     HLS FUND               HLS FUND              HLS FUND
                                  SUB-ACCOUNT (J)       SUB-ACCOUNT (J)        SUB-ACCOUNT (J)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $6,580                $3,723                $(1,684)
 Net realized gain (loss) on
  security transactions                    (203)               (5,414)                   (74)
 Net realized gain on
  distributions                              --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (160,240)              (65,415)              (105,294)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (153,863)              (67,106)              (107,052)
                                    -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                              201,013               197,899                380,010
 Net transfers                          659,769               181,765                290,587
 Surrenders for benefit
  payments and fees                      (3,946)               (3,715)                (2,399)
 Net annuity transactions                    --                    --                     --
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     856,836               375,949                668,198
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets                            702,973               308,843                561,146
NET ASSETS:
 Beginning of year                           --                    --                     --
                                    -----------            ----------            -----------
 End of year                           $702,973              $308,843               $561,146
                                    ===========            ==========            ===========

                                LORD ABBETT               LORD ABBETT              LORD ABBETT
                                 ALL VALUE              AMERICA'S VALUE                BOND
                                 PORTFOLIO                 PORTFOLIO              DEBENTURE FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(283,830)                $788,443                $4,164,428
 Net realized gain (loss) on
  security transactions              (638,524)                (658,923)               (1,248,086)
 Net realized gain on
  distributions                       216,515                  673,501                   203,786
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (11,290,371)              (9,681,749)              (20,296,603)
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (11,996,210)              (8,878,728)              (17,176,475)
                               --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                          1,367,097                  809,406                 4,704,102
 Net transfers                      1,900,243                  691,451                15,256,707
 Surrenders for benefit
  payments and fees                (2,376,224)              (1,833,387)               (6,389,569)
 Net annuity transactions                (617)                    (930)                     (465)
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   890,499                 (333,460)               13,570,775
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets                      (11,105,711)              (9,212,188)               (3,605,700)
NET ASSETS:
 Beginning of year                 39,260,565               32,301,667                73,924,940
                               --------------            -------------            --------------
 End of year                      $28,154,854              $23,089,479               $70,319,240
                               ==============            =============            ==============

(j)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  LORD ABBETT
                                  GROWTH AND           LORD ABBETT
                                    INCOME              LARGE CAP           MFS CORE
                                   PORTFOLIO            CORE FUND         EQUITY SERIES
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $287,271            $(49,761)           $(68,660)
 Net realized gain (loss) on
  security transactions              (5,287,952)           (188,924)           (265,451)
 Net realized gain on
  distributions                         991,812             110,033                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (122,312,385)         (5,936,300)         (2,878,743)
                                ---------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (126,321,254)         (6,064,952)         (3,212,854)
                                ---------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                           19,993,111           1,320,057              13,220
 Net transfers                       18,174,104           4,749,360            (415,399)
 Surrenders for benefit
  payments and fees                 (16,511,513)         (1,309,779)         (1,344,170)
 Net annuity transactions                (4,682)                 --                (244)
                                ---------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  21,651,020           4,759,638          (1,746,593)
                                ---------------       -------------       -------------
 Net increase (decrease) in
  net assets                       (104,670,234)         (1,305,314)         (4,959,447)
NET ASSETS:
 Beginning of year                  312,170,845          15,872,902           9,089,774
                                ---------------       -------------       -------------
 End of year                       $207,500,611         $14,567,588          $4,130,327
                                ===============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             MFS INVESTORS
                                     MFS GROWTH                 GROWTH           MFS INVESTORS
                                       SERIES                STOCK SERIES         TRUST SERIES
                                   SUB-ACCOUNT (C)            SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(153,365)                $(76,315)           $(202,909)
 Net realized gain (loss) on
  security transactions                    37,082                   76,560               44,453
 Net realized gain on
  distributions                                --                  284,214            1,322,597
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (4,021,797)              (2,860,677)          (8,469,272)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (4,138,080)              (2,576,218)          (7,305,131)
                                    -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 40,375                   49,526               73,697
 Net transfers                           (159,965)                (344,023)          (1,038,124)
 Surrenders for benefit
  payments and fees                    (1,096,499)              (1,131,937)          (1,825,999)
 Net annuity transactions                    (265)                      --                   --
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,216,354)              (1,426,434)          (2,790,426)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets                           (5,354,434)              (4,002,652)         (10,095,557)
NET ASSETS:
 Beginning of year                     11,452,704                7,760,220           23,135,876
                                    -------------            -------------       --------------
 End of year                           $6,098,270               $3,757,568          $13,040,319
                                    =============            =============       ==============

                                                                               VAN KAMPEN --
                                                                              UIF EQUITY AND
                                 MFS TOTAL               MFS VALUE                INCOME
                               RETURN SERIES               SERIES                PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT (J)           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $2,436,320                 $(837)                 $97,812
 Net realized gain (loss) on
  security transactions            (1,047,934)                 (343)                 (22,235)
 Net realized gain on
  distributions                    11,788,876                    --                  717,383
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (61,422,037)              (34,572)              (6,774,999)
                               --------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (48,244,775)              (35,752)              (5,982,039)
                               --------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                            764,254               139,220                   10,353
 Net transfers                     (9,270,365)              250,188               (1,883,756)
 Surrenders for benefit
  payments and fees               (24,015,585)               (2,434)              (2,048,857)
 Net annuity transactions             288,735                    --                       --
                               --------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (32,232,961)              386,974               (3,922,260)
                               --------------            ----------            -------------
 Net increase (decrease) in
  net assets                      (80,477,736)              351,222               (9,904,299)
NET ASSETS:
 Beginning of year                222,243,935                    --               26,951,375
                               --------------            ----------            -------------
 End of year                     $141,766,199              $351,222              $17,047,076
                               ==============            ==========            =============

(c)  Formerly MFS Emerging Growth Series. Change effective May 1, 2008.

(j)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     VAN KAMPEN --             VAN KAMPEN --            VAN KAMPEN --
                                     UIF CORE PLUS             UIF EMERGING              UIF EMERGING
                                      FIXED INCOME             MARKETS DEBT             MARKETS EQUITY
                                       PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,492,368                 $546,425               $(1,532,244)
 Net realized gain (loss) on
  security transactions                  (2,545,936)                (281,179)               (3,481,557)
 Net realized gain on
  distributions                                  --                  427,519                27,628,437
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  (16,793,460)              (2,496,969)              (92,873,220)
                                     --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (15,847,028)              (1,804,204)              (70,258,584)
                                     --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  340,641                   49,154                 7,660,297
 Net transfers                           (5,209,447)                (666,617)                 (890,848)
 Surrenders for benefit
  payments and fees                     (16,323,357)              (1,267,482)               (6,865,318)
 Net annuity transactions                    (9,666)                      --                      (324)
                                     --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (21,201,829)              (1,884,945)                  (96,193)
                                     --------------            -------------            --------------
 Net increase (decrease) in
  net assets                            (37,048,857)              (3,689,149)              (70,354,777)
NET ASSETS:
 Beginning of year                      134,311,663               11,425,962               119,950,934
                                     --------------            -------------            --------------
 End of year                            $97,262,806               $7,736,813               $49,596,157
                                     ==============            =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             VAN KAMPEN --             VAN KAMPEN --
                                    VAN KAMPEN --             UIF MID CAP                 UIF U.S.
                                   UIF HIGH YIELD                GROWTH                MID CAP VALUE
                                      PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,354,192                 $(259,796)                $(717,472)
 Net realized gain (loss) on
  security transactions                (1,141,828)               (1,193,327)                 (696,368)
 Net realized gain on
  distributions                                --                 8,817,600                24,968,089
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (5,011,349)              (27,715,279)              (63,450,883)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (4,798,985)              (20,350,802)              (39,896,634)
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 68,267                 2,399,276                 1,988,339
 Net transfers                         (1,074,712)                9,147,832                (5,446,879)
 Surrenders for benefit
  payments and fees                    (3,503,603)               (1,789,486)               (8,445,738)
 Net annuity transactions                    (473)                       --                    (6,124)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,510,521)                9,757,622               (11,910,402)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (9,309,506)              (10,593,180)              (51,807,036)
NET ASSETS:
 Beginning of year                     23,258,425                34,925,683               102,575,263
                                    -------------            --------------            --------------
 End of year                          $13,948,919               $24,332,503               $50,768,227
                                    =============            ==============            ==============

                                                                                      MORGAN STANLEY --
                                  MORGAN STANLEY --         MORGAN STANLEY --              CAPITAL
                                     FOCUS GROWTH                BALANCED               OPPORTUNITIES
                                      PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT (D)             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,251,574)                $(391,644)                $(335,980)
 Net realized gain (loss) on
  security transactions                  1,564,496                   338,836                   (85,734)
 Net realized gain on
  distributions                                 --                 6,140,732                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (67,594,223)              (19,161,899)              (11,681,479)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (67,281,301)              (13,073,975)              (12,103,193)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 308,269                   186,125                   190,434
 Net transfers                          (6,240,405)               (2,876,558)                  148,645
 Surrenders for benefit
  payments and fees                    (18,210,242)               (8,533,343)               (3,952,567)
 Net annuity transactions                      404                   (85,326)                   40,303
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,141,974)              (11,309,102)               (3,573,185)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (91,423,275)              (24,383,077)              (15,676,378)
NET ASSETS:
 Beginning of year                     147,794,399                61,518,240                26,732,697
                                    --------------            --------------            --------------
 End of year                           $56,371,124               $37,135,163               $11,056,319
                                    ==============            ==============            ==============

(d) Formerly Balanced Growth. Change effective March 8, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   MORGAN STANLEY --                                   MORGAN STANLEY --
                                        MID CAP              MORGAN STANLEY --              DIVIDEND
                                         GROWTH               FLEXIBLE INCOME                GROWTH
                                       PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                    SUB-ACCOUNT (E)             SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(283,494)                 $214,210               $(1,481,123)
 Net realized gain (loss) on
  security transactions                   2,066,049                (3,003,365)                3,171,444
 Net realized gain on
  distributions                                  --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (21,511,916)               (6,338,699)              (62,142,214)
                                     --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (19,729,361)               (9,127,854)              (60,451,893)
                                     --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  117,459                   192,777                   376,309
 Net transfers                           (1,625,928)               (1,065,210)               (8,210,271)
 Surrenders for benefit
  payments and fees                      (5,283,521)               (6,608,505)              (21,744,305)
 Net annuity transactions                   (16,614)                  (11,392)                   45,691
                                     --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (6,808,604)               (7,492,330)              (29,532,576)
                                     --------------            --------------            --------------
 Net increase (decrease) in
  net assets                            (26,537,965)              (16,620,184)              (89,984,469)
NET ASSETS:
 Beginning of year                       45,689,000                43,574,241               180,583,821
                                     --------------            --------------            --------------
 End of year                            $19,151,035               $26,954,057               $90,599,352
                                     ==============            ==============            ==============

(e)  Formerly Developing Growth. Change effective May 1, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            MORGAN STANLEY --
                                  MORGAN STANLEY --              CAPITAL              MORGAN STANLEY --
                                    GLOBAL EQUITY                 GROWTH                 MONEY MARKET
                                      PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT (F)             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(219,142)                $(551,666)                 $249,205
 Net realized gain (loss) on
  security transactions                    602,301                 1,399,981                        --
 Net realized gain on
  distributions                          2,552,397                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (26,236,006)              (21,418,591)                       --
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (23,300,450)              (20,570,276)                  249,205
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 120,605                   154,713                   636,991
 Net transfers                          (2,281,312)                 (801,401)              148,959,700
 Surrenders for benefit
  payments and fees                     (7,222,926)               (4,528,856)              (64,926,502)
 Net annuity transactions                  (54,059)                   21,743                   153,111
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,437,692)               (5,153,801)               84,823,300
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (32,738,142)              (25,724,077)               85,072,505
NET ASSETS:
 Beginning of year                      56,368,607                45,760,880               114,198,329
                                    --------------            --------------            --------------
 End of year                           $23,630,465               $20,036,803              $199,270,834
                                    ==============            ==============            ==============

                                  MORGAN STANLEY --         MORGAN STANLEY --           VAN KAMPEN --
                                        GLOBAL               EQUALLY WEIGHTED             UIF SMALL
                                    INFRASTRUCTURE               S&P 500               COMPANY GROWTH
                                      PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                   SUB-ACCOUNT (G)             SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(449,671)                 $192,147                $(275,445)
 Net realized gain (loss) on
  security transactions                  4,069,582                   608,120                 (300,143)
 Net realized gain on
  distributions                                 --                27,691,213                1,399,950
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (22,568,716)              (86,078,258)              (7,752,046)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (18,948,805)              (57,586,778)              (6,927,684)
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 294,647                   374,084                   83,774
 Net transfers                            (533,369)              (12,016,656)                 555,906
 Surrenders for benefit
  payments and fees                     (8,424,341)              (13,630,748)              (1,055,922)
 Net annuity transactions                  202,536                    10,705                       --
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,460,527)              (25,262,615)                (416,242)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                           (27,409,332)              (82,849,393)              (7,343,926)
NET ASSETS:
 Beginning of year                      61,069,809               157,291,416               16,715,855
                                    --------------            --------------            -------------
 End of year                           $33,660,477               $74,442,023               $9,371,929
                                    ==============            ==============            =============

(f)  Formerly Growth. Change effective May 1, 2008.

(g)  Formerly Utilities. Change effective November 3, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    VAN KAMPEN --
                                     UIF GLOBAL                                   OPPENHEIMER
                                      FRANCHISE            OPPENHEIMER              CAPITAL
                                      PORTFOLIO            MIDCAP FUND         APPRECIATION FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(90,217)             $(76,892)           $(1,703,805)
 Net realized gain (loss) on
  security transactions                  (947,419)             (170,234)              (644,221)
 Net realized gain on
  distributions                         1,943,507                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (11,934,544)           (2,788,956)           (60,869,299)
                                    -------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (11,028,673)           (3,036,082)           (63,217,325)
                                    -------------          ------------          -------------
UNIT TRANSACTIONS:
 Purchases                                222,565               475,860             10,388,832
 Net transfers                         (4,219,027)              (34,114)            25,778,545
 Surrenders for benefit
  payments and fees                    (2,859,433)             (304,142)            (6,783,260)
 Net annuity transactions                      --                    --                 (4,721)
                                    -------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (6,855,895)              137,604             29,379,396
                                    -------------          ------------          -------------
 Net increase (decrease) in
  net assets                          (17,884,568)           (2,898,478)           (33,837,929)
NET ASSETS:
 Beginning of year                     39,234,127             5,873,457            112,749,324
                                    -------------          ------------          -------------
 End of year                          $21,349,559            $2,974,979            $78,911,395
                                    =============          ============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 OPPENHEIMER                                    OPPENHEIMER
                                   GLOBAL                OPPENHEIMER            MAIN STREET
                               SECURITIES FUND        MAIN STREET FUND        SMALL CAP FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(844,361)              $(49,098)           $(2,151,330)
 Net realized gain (loss) on
  security transactions             (5,695,324)              (519,344)            (2,533,119)
 Net realized gain on
  distributions                     21,848,595              1,150,050              9,190,145
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (183,618,947)            (8,491,904)           (79,298,430)
                               ---------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (168,310,037)            (7,910,296)           (74,792,734)
                               ---------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                          23,881,162              1,813,908              9,235,196
 Net transfers                      21,246,652                (45,438)             9,464,291
 Surrenders for benefit
  payments and fees                (18,725,843)            (1,936,290)           (10,065,529)
 Net annuity transactions              (13,767)                    --                 (7,496)
                               ---------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 26,388,204               (167,820)             8,626,462
                               ---------------          -------------          -------------
 Net increase (decrease) in
  net assets                      (141,921,833)            (8,078,116)           (66,166,272)
NET ASSETS:
 Beginning of year                 377,845,576             19,918,293            179,965,218
                               ---------------          -------------          -------------
 End of year                      $235,923,743            $11,840,177           $113,798,946
                               ===============          =============          =============

                                 PUTNAM VT         PUTNAM VT         PUTNAM VT
                                DIVERSIFIED       GLOBAL ASSET       GROWTH AND
                                  INCOME           ALLOCATION          INCOME
                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $3,066,053          $390,311           $61,572
 Net realized gain (loss) on
  security transactions           (1,020,846)         (462,207)         (313,161)
 Net realized gain on
  distributions                           --                --         1,628,210
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (26,222,741)       (6,575,203)       (5,600,235)
                               -------------      ------------      ------------
 Net increase (decrease) in
  net assets resulting from
  operations                     (24,177,534)       (6,647,099)       (4,223,614)
                               -------------      ------------      ------------
UNIT TRANSACTIONS:
 Purchases                         5,919,284         2,080,671            54,175
 Net transfers                     4,110,860          (237,627)         (377,466)
 Surrenders for benefit
  payments and fees               (4,420,590)       (1,281,408)         (632,482)
 Net annuity transactions                 --                --                --
                               -------------      ------------      ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                5,609,554           561,636          (955,773)
                               -------------      ------------      ------------
 Net increase (decrease) in
  net assets                     (18,567,980)       (6,085,463)       (5,179,387)
NET ASSETS:
 Beginning of year                69,232,678        18,176,611        11,278,271
                               -------------      ------------      ------------
 End of year                     $50,664,698       $12,091,148        $6,098,884
                               =============      ============      ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    INTERNATIONAL          PUTNAM VT
                                      GROWTH AND         INTERNATIONAL          PUTNAM VT
                                        INCOME              EQUITY              INVESTORS
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $10,901              $730,396            $(854,801)
 Net realized gain (loss) on
  security transactions                  (169,057)           (2,035,619)            (567,061)
 Net realized gain on
  distributions                           301,913            23,620,871                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (844,846)         (105,337,708)         (31,627,764)
                                     ------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (701,089)          (83,022,060)         (33,049,626)
                                     ------------       ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                                385,751             5,853,600           13,121,682
 Net transfers                          1,056,606            12,918,961           33,130,411
 Surrenders for benefit
  payments and fees                       (86,149)          (10,056,904)          (3,608,584)
 Net annuity transactions                      --                (8,150)               4,701
                                     ------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,356,208             8,707,507           42,648,210
                                     ------------       ---------------       --------------
 Net increase (decrease) in
  net assets                              655,119           (74,314,553)           9,598,584
NET ASSETS:
 Beginning of year                        238,086           180,267,366           46,846,234
                                     ------------       ---------------       --------------
 End of year                             $893,205          $105,952,813          $56,444,818
                                     ============       ===============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      PUTNAM VT                 PUTNAM VT
                                 PUTNAM VT            SMALL CAP             THE GEORGE PUTNAM
                                 NEW VALUE              VALUE                 FUND OF BOSTON
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $141,216            $(122,171)                 $779,116
 Net realized gain (loss) on
  security transactions            (1,043,472)          (2,697,990)               (2,053,237)
 Net realized gain on
  distributions                     5,365,419           26,204,955                 2,180,476
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (18,934,952)         (71,589,209)              (10,996,803)
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (14,471,789)         (48,204,415)              (10,090,448)
                               --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          1,379,947            1,881,316                 3,419,286
 Net transfers                      3,670,473           (5,687,545)               (8,233,053)
 Surrenders for benefit
  payments and fees                (1,442,636)          (6,625,282)               (1,263,247)
 Net annuity transactions                  --               (5,940)                     (584)
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 3,607,784          (10,437,451)               (6,077,598)
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets                      (10,864,005)         (58,641,866)              (16,168,046)
NET ASSETS:
 Beginning of year                 27,534,749          123,531,353                28,644,569
                               --------------       --------------            --------------
 End of year                      $16,670,744          $64,889,487               $12,476,523
                               ==============       ==============            ==============

                                                                           VAN KAMPEN LIT
                                 PUTNAM VT           PUTNAM VT               ENTERPRISE
                                   VISTA              VOYAGER                 PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(33,297)           $(40,322)                $(58,811)
 Net realized gain (loss) on
  security transactions             (164,425)            (83,173)                (737,229)
 Net realized gain on
  distributions                           --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,066,331)           (979,325)              (3,769,629)
                               -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,264,053)         (1,102,820)              (4,565,669)
                               -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            38,613              21,610                    5,123
 Net transfers                      (538,661)             74,990                 (581,607)
 Surrenders for benefit
  payments and fees                 (139,028)           (192,365)              (1,357,596)
 Net annuity transactions                 --                  --                     (853)
                               -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (639,076)            (95,765)              (1,934,933)
                               -------------       -------------            -------------
 Net increase (decrease) in
  net assets                      (1,903,129)         (1,198,585)              (6,500,602)
NET ASSETS:
 Beginning of year                 3,201,258           3,018,074               11,747,271
                               -------------       -------------            -------------
 End of year                      $1,298,129          $1,819,489               $5,246,669
                               =============       =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     VAN KAMPEN LIT                                      VAN KAMPEN LIT
                                       GROWTH AND              VAN KAMPEN LIT                CAPITAL
                                         INCOME                   COMSTOCK                   GROWTH
                                       PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (H)
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $525,075                 $1,340,331                 $(58,730)
 Net realized gain (loss) on
  security transactions                    (629,783)                (7,437,739)                  57,946
 Net realized gain on
  distributions                           7,221,227                 12,432,069                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  (85,268,023)              (100,771,602)              (1,959,181)
                                     --------------            ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (78,151,504)               (94,436,941)              (1,959,965)
                                     --------------            ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                5,175,195                  3,436,670                   43,438
 Net transfers                             (140,732)               (15,391,977)                (235,132)
 Surrenders for benefit
  payments and fees                     (19,861,376)               (19,100,688)                (417,293)
 Net annuity transactions                    11,424                     (4,410)                      --
                                     --------------            ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (14,815,489)               (31,060,405)                (608,987)
                                     --------------            ---------------            -------------
 Net increase (decrease) in
  net assets                            (92,966,993)              (125,497,346)              (2,568,952)
NET ASSETS:
 Beginning of year                      240,711,845                273,208,506                4,371,628
                                     --------------            ---------------            -------------
 End of year                           $147,744,852               $147,711,160               $1,802,676
                                     ==============            ===============            =============

(h) Formerly Strategic Growth. Change effective April 30, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   VAN KAMPEN LIT                                    WELLS FARGO
                                      MID CAP              VAN KAMPEN LIT           ADVANTAGE VT
                                       GROWTH                GOVERNMENT                 ASSET
                                     PORTFOLIO                PORTFOLIO            ALLOCATION FUND
                                  SUB-ACCOUNT (I)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(18,531)                $804,950                 $2,783
 Net realized gain (loss) on
  security transactions                 (120,884)                (224,927)                (9,834)
 Net realized gain on
  distributions                          369,233                       --                 47,183
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  (789,015)                (888,355)              (245,669)
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (559,197)                (308,332)              (205,537)
                                    ------------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 6,375                  112,437                 24,618
 Net transfers                          (102,444)                 (84,786)               (13,656)
 Surrenders for benefit
  payments and fees                     (149,598)              (4,467,067)               (13,124)
 Net annuity transactions                     --                       --                     --
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (245,667)              (4,439,416)                (2,162)
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets                            (804,864)              (4,747,748)              (207,699)
NET ASSETS:
 Beginning of year                     1,356,606               35,610,215                652,903
                                    ------------            -------------            -----------
 End of year                            $551,742              $30,862,467               $445,204
                                    ============            =============            ===========

                                    WELLS FARGO             WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT
                                    TOTAL RETURN              EQUITY              C&B LARGE CAP
                                     BOND FUND              INCOME FUND             VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $32,514                  $(653)                 $2,068
 Net realized gain (loss) on
  security transactions                   (9,882)               (20,172)                (48,340)
 Net realized gain on
  distributions                               --                 43,756                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   (16,296)              (157,586)               (691,280)
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               6,336               (134,655)               (737,552)
                                    ------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                23,412                     --                 194,717
 Net transfers                           935,610                (62,247)                395,471
 Surrenders for benefit
  payments and fees                      (30,944)               (15,966)               (106,117)
 Net annuity transactions                     --                     --                      --
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      928,078                (78,213)                484,071
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets                             934,414               (212,868)               (253,481)
NET ASSETS:
 Beginning of year                       775,761                394,359               1,590,246
                                    ------------            -----------            ------------
 End of year                          $1,710,175               $181,491              $1,336,765
                                    ============            ===========            ============

(i)  Formerly Aggressive Growth Portfolio. Change effective April 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT
                                   LARGE COMPANY         INTERNATIONAL
                                     CORE FUND             CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(302)                  $610
 Net realized gain (loss) on
  security transactions                   (536)                (1,102)
 Net realized gain on
  distributions                             --                 56,387
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (17,462)              (196,016)
                                     ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (18,300)              (140,121)
                                     ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                  --                 11,211
 Net transfers                              --                 87,963
 Surrenders for benefit
  payments and fees                     (1,609)                (7,579)
 Net annuity transactions                   --                     --
                                     ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,609)                91,595
                                     ---------            -----------
 Net increase (decrease) in
  net assets                           (19,909)               (48,526)
NET ASSETS:
 Beginning of year                      46,166                236,883
                                     ---------            -----------
 End of year                           $26,257               $188,357
                                     =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO              WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT
                                    LARGE COMPANY               MONEY                  SMALL CAP
                                     GROWTH FUND             MARKET FUND              GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(56,751)                $14,533                 $(45,390)
 Net realized gain (loss) on
  security transactions                  (107,774)                     --                  (42,010)
 Net realized gain on
  distributions                                --                      --                  827,159
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,874,032)                     --               (2,254,534)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (2,038,557)                 14,533               (1,514,775)
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 48,347                      --                   94,584
 Net transfers                             (1,095)              4,722,526                  329,870
 Surrenders for benefit
  payments and fees                      (229,429)               (232,625)                (126,856)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (182,177)              4,489,901                  297,598
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           (2,220,734)              4,504,434               (1,217,177)
NET ASSETS:
 Beginning of year                      5,097,254                 869,461                3,271,085
                                    -------------            ------------            -------------
 End of year                           $2,876,520              $5,373,895               $2,053,908
                                    =============            ============            =============

                                                           WELLS FARGO
                                    WELLS FARGO           ADVANTAGE VT            WELLS FARGO
                                   ADVANTAGE VT           SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,484)               $(2,568)                $3,883
 Net realized gain (loss) on
  security transactions                  (7,112)               (26,721)                (5,269)
 Net realized gain on
  distributions                              --                 25,500                165,598
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (156,581)               (77,984)              (519,237)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (168,177)               (81,773)              (355,025)
                                    -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                  150                    290                     60
 Net transfers                           61,338                 14,345                112,468
 Surrenders for benefit
  payments and fees                      (4,499)               (86,209)               (40,986)
 Net annuity transactions                    --                     --                     --
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      56,989                (71,574)                71,542
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets                           (111,188)              (153,347)              (283,483)
NET ASSETS:
 Beginning of year                      311,361                252,822                797,769
                                    -----------            -----------            -----------
 End of year                           $200,173                $99,475               $514,286
                                    ===========            ===========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

     Separate Account Three ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds ("the Funds") as directed by the contract owners.

     The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, *AllianceBernstein VPS Global Research Growth Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. International Growth Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Contrafund, Fidelity VIP Mid Cap, Fidelity VIP Value Strategies, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Franklin Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford Mid Cap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford Small Cap Value HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, American Funds Bond HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, Lord Abbett All Value Portfolio, Lord Abbett America's Value Portfolio, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Portfolio, Lord Abbett Large Cap Core Fund, MFS Core Equity Series, MFS Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, MFS Value Series, Van Kampen -- UIF Equity and Income Portfolio, Van Kampen --UIF Core Plus Fixed Income Portfolio, Van Kampen -- UIF Emerging Markets Debt Portfolio, Van Kampen -- UIF Emerging Markets Equity Portfolio, Van Kampen -- UIF High Yield Portfolio, Van Kampen -- UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Balanced Portfolio, Morgan Stanley -- Capital Opportunities Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Dividend Growth Portfolio, *Morgan Stanley -- Global Equity Portfolio, Morgan Stanley -- Capital Growth Portfolio, Morgan Stanley -- Money Market Portfolio, Morgan Stanley -- Global Infrastructure Portfolio, Morgan Stanley -- Equally Weighted S&P 500 Portfolio, Van Kampen -- UIF Small Company Growth Portfolio, Van Kampen -- UIF Global Franchise Portfolio, Oppenheimer Midcap Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund, Putnam VT Diversified Income, Putnam VT Global Asset Allocation, Putnam VT Growth and Income, Putnam VT International Growth and Income, Putnam VT International Equity, Putnam VT Investors, Putnam VT Small Cap Value, Putnam VT The George Putnam Fund of Boston, Putnam VT Vista, Putnam VT Voyager, Putnam VT Equity Income Fund, *Van Kampen LIT Enterprise Portfolio, Van Kampen LIT Growth and Income Portfolio, Van Kampen LIT Comstock Portfolio, Van Kampen LIT Capital Growth Portfolio, Van Kampen LIT Mid Cap Growth Portfolio, Van Kampen LIT Government Portfolio, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT

-------------------------------------------------------------------------------

     Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

       * These funds were liquidated during 2009, as a result, are not presented in the statements of assets and liabilities.

2.     SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

       cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.60% of the Account's average daily net assets. The Company also provides administrative services and receives a maximum annual fee of 0.20% of the Account's average daily net assets.

       b) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                                 $6,113,972       $18,711,622
AllianceBernstein VPS Global Research Growth
 Portfolio                                              59,166         2,677,081
AllianceBernstein VPS International Value
 Portfolio                                          20,209,101        47,911,392
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                           6,877,145         8,625,605
AllianceBernstein VPS Value Portfolio               12,976,710        18,363,490
AllianceBernstein VPS International Growth
 Portfolio                                           7,652,118         5,038,459
AIM V.I. International Growth Fund                     450,690            21,476
American Funds Global Growth Fund                    5,320,177         9,979,607
American Funds Growth Fund                          15,584,434        50,975,944
American Funds Growth-Income Fund                   14,156,028        44,439,284
American Funds International Fund                   11,229,818        25,703,212
American Funds Global Small Capitalization
 Fund                                                4,372,916         7,708,026
Fidelity VIP Equity-Income                           9,493,599        18,751,232
Fidelity VIP Growth                                  3,936,069         8,813,561

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Fidelity VIP Contrafund                            $17,853,682       $67,920,542
Fidelity VIP Mid Cap                                13,486,511        17,452,954
Fidelity VIP Value Strategies                        6,441,123         3,733,623
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                           1,130,526           686,945
Franklin Income Securities Fund                      1,929,200           143,526
Franklin Small-Mid Cap Growth Securities
 Fund                                                3,066,573         7,099,359
Franklin Small Cap Value Securities Fund               299,458            26,368
Franklin Strategic Income Securities Fund           32,323,057        28,755,718
Franklin Mutual Shares Securities Fund               6,553,065        18,490,666
Templeton Developing Markets Securities Fund         6,404,529         5,538,667
Templeton Growth Securities Fund                     3,559,382         6,236,885
Mutual Global Discovery Securities Fund                379,146            41,050
Templeton Global Bond Securities Fund                  542,363            64,278
Hartford Advisers HLS Fund                           5,797,285         5,846,657
Hartford Total Return Bond HLS Fund                125,084,866        86,296,478
Hartford Capital Appreciation HLS Fund              70,381,123         7,563,026
Hartford Dividend and Growth HLS Fund               29,080,506        54,161,324
Hartford Fundamental Growth HLS Fund                 4,556,524         2,288,597
Hartford Global Advisers HLS Fund                    2,110,330         2,961,423
Hartford Global Equity HLS Fund                      1,623,913           431,714
Hartford Global Growth HLS Fund                      1,515,769         3,635,493
Hartford Disciplined Equity HLS Fund                11,608,510        41,769,099
Hartford Growth HLS Fund                             3,583,304         6,591,989
Hartford Growth Opportunities HLS Fund              15,092,896        31,703,275
Hartford High Yield HLS Fund                        35,207,092        13,875,813
Hartford Index HLS Fund                              9,722,724         6,851,588
Hartford International Growth HLS Fund               3,684,348         8,921,505
Hartford International Small Company HLS
 Fund                                                7,951,470         6,322,820
Hartford International Opportunities HLS
 Fund                                               14,950,338        24,296,333
Hartford Mid Cap Growth HLS Fund                     9,664,358         1,797,584
Hartford Money Market HLS Fund                      86,425,466       248,681,226
Hartford Small Cap Value HLS Fund                    2,874,511         2,657,834
Hartford Small Company HLS Fund                      6,365,578        10,015,642
Hartford SmallCap Growth HLS Fund                    4,228,063         6,484,804
Hartford Stock HLS Fund                              3,310,065         6,759,255
Hartford U.S. Government Securities HLS Fund        56,902,929        97,080,173
Hartford Value HLS Fund                              6,140,096        12,181,111
Hartford Value Opportunities HLS Fund                7,654,141         6,670,099
Hartford Equity Income HLS Fund                      7,870,884         7,075,357
American Funds Bond HLS Fund                         3,135,242            64,645
American Funds Global Growth HLS Fund                  125,918            29,522
American Funds Global small Capitalization
 HLS Fund                                              628,681            43,048
American Funds Growth HLS Fund                       2,403,624           119,732
American Funds Growth-Income HLS Fund                1,603,258            15,987
American Funds International HLS Fund                1,894,162           190,060
Lord Abbett All Value Portfolio                      3,163,516         6,434,978
Lord Abbett America's Value Portfolio                4,023,854         4,399,173
Lord Abbett Bond Debenture Fund                     27,807,304        18,029,434
Lord Abbett Growth and Income Portfolio              6,814,274        27,504,690
Lord Abbett Large Cap Core Fund                      5,944,412         6,000,162

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
MFS Core Equity Series                                $568,900          $822,626
MFS Growth Series                                    1,106,912         1,873,399
MFS Investors Growth Stock Series                      996,968         1,427,682
MFS Investors Trust Series                           1,989,017         2,842,108
MFS Total Return Series                             13,577,946        29,232,746
MFS Value Series                                       839,111            22,733
Van Kampen -- UIF Equity and Income
 Portfolio                                           2,373,852         3,749,806
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio                                          25,730,643        21,363,152
Van Kampen -- UIF Emerging Markets Debt
 Portfolio                                           3,938,801         2,869,698
Van Kampen -- UIF Emerging Markets Equity
 Portfolio                                          24,285,363        15,266,108
Van Kampen -- UIF High Yield Portfolio               6,728,265         5,111,979
Van Kampen -- UIF Mid Cap Growth Portfolio          10,044,560        10,121,097
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                           6,512,303        14,779,326
Morgan Stanley -- Focus Growth Portfolio             4,666,743        17,283,719
Morgan Stanley -- Balanced Portfolio                 4,520,170         9,547,237
Morgan Stanley -- Capital Opportunities
 Portfolio                                           2,533,071         4,354,768
Morgan Stanley -- Mid Cap Growth Portfolio           1,940,600         5,213,862
Morgan Stanley -- Flexible Income Portfolio          5,488,554         8,777,297
Morgan Stanley -- Dividend Growth Portfolio          4,865,681        23,449,003
Morgan Stanley -- Global Equity Portfolio            1,135,499        22,510,936
Morgan Stanley -- Capital Growth Portfolio           2,760,465         7,109,957
Morgan Stanley -- Money Market Portfolio            70,556,551       139,656,641
Morgan Stanley -- Global Infrastructure
 Portfolio                                           3,852,988         9,523,214
Morgan Stanley -- Equally Weighted S&P 500
 Portfolio                                           9,547,346        17,737,606
Van Kampen -- UIF Small Company Growth
 Portfolio                                           1,156,269         2,832,446
Van Kampen -- UIF Global Franchise
 Portfolio                                           5,192,986         6,035,159
Oppenheimer Midcap Fund                                623,529           746,347
Oppenheimer Capital Appreciation Fund                7,549,513        16,881,823
Oppenheimer Global Securities Fund                  17,586,903        35,278,465
Oppenheimer Main Street Fund                         2,312,165         3,437,117
Oppenheimer Main Street Small Cap Fund              10,201,397        24,197,584
Putnam VT Diversified Income                        36,504,207        15,581,139
Putnam VT Global Asset Allocation                    3,688,475         3,002,527
Putnam VT Growth and Income                            419,913           851,450
Putnam VT International Growth and Income              473,859           643,321
Putnam VT International Equity                       5,398,545        21,848,646
Putnam VT Investors                                  4,130,052        10,255,614
Putnam VT Small Cap Value                           10,463,165        17,388,792
Putnam VT The George Putnam Fund of Boston           1,471,647         3,165,845
Putnam VT Vista                                        383,059           540,603
Putnam VT Voyager                                   12,002,872         1,846,784
Putnam VT Equity Income Fund                        17,689,465        19,250,513
Van Kampen LIT Enterprise Portfolio                    127,629         5,330,713
Van Kampen LIT Growth and Income Portfolio          14,867,338        27,708,102
Van Kampen LIT Comstock Portfolio                   13,791,946        28,052,489
Van Kampen LIT Capital Growth Portfolio                665,007           560,914
Van Kampen LIT Mid Cap Growth Portfolio                715,702           275,009
Van Kampen LIT Government Portfolio                 11,691,229        12,347,272
Wells Fargo Advantage VT Asset Allocation
 Fund                                                   19,289            27,806
Wells Fargo Advantage VT Total Return Bond
 Fund                                                1,396,535         1,487,541

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Wells Fargo Advantage VT Equity Income Fund            $16,758           $35,679
Wells Fargo Advantage VT C&B Large Cap Value
 Fund                                                  128,607           248,072
Wells Fargo Advantage VT Large Company Core
 Fund                                                      559             1,555
Wells Fargo Advantage VT International Core
 Fund                                                   13,667            21,078
Wells Fargo Advantage VT Large Company
 Growth Fund                                           207,508           655,118
Wells Fargo Advantage VT Money Market Fund           1,046,621         1,712,534
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                  529,825           913,569
Wells Fargo Advantage VT Discovery Fund                 73,282           149,638
Wells Fargo Advantage VT Small/Mid Cap Value
 Fund                                                   16,487            39,924
Wells Fargo Advantage VT Opportunity Fund              152,354           353,115
                                              ----------------  ----------------
                                                $1,196,600,565    $1,828,013,225
                                              ================  ================

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                             UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                            620,210      1,979,668      (1,359,458)
AllianceBernstein VPS International
 Value Portfolio                             2,633,516      5,835,124      (3,201,608)
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                               682,772        994,124        (311,352)
AllianceBernstein VPS Value Portfolio        1,570,347      2,448,783        (878,436)
AllianceBernstein VPS International
 Growth Portfolio                            1,156,776        816,191         340,585
AIM V.I. International Growth Fund              63,692          2,851          60,841
American Funds Global Growth Fund              551,894      1,052,366        (500,472)
American Funds Growth Fund                   2,116,814      6,659,950      (4,543,136)
American Funds Growth-Income Fund            1,218,905      4,497,855      (3,278,950)
American Funds International Fund              959,086      2,657,890      (1,698,804)
American Funds Global Small
 Capitalization Fund                           368,087        625,618        (257,531)
Fidelity VIP Equity-Income                   1,137,876      2,362,329      (1,224,453)
Fidelity VIP Growth                            536,378      1,093,858        (557,480)
Fidelity VIP Contrafund                      1,617,698      7,204,878      (5,587,180)
Fidelity VIP Mid Cap                         1,375,476      1,769,406        (393,930)
Fidelity VIP Value Strategies                  847,532        510,035         337,497
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                        203,613        114,391          89,222
Franklin Income Securities Fund                209,985         16,050         193,935
Franklin Small-Mid Cap Growth Securities
 Fund                                          490,373      1,144,125        (653,752)
Franklin Small Cap Value Securities Fund        39,456          3,033          36,423
Franklin Strategic Income Securities
 Fund                                        1,723,343      1,854,233        (130,890)
Franklin Mutual Shares Securities Fund         540,644      1,560,017      (1,019,373)
Templeton Developing Markets Securities
 Fund                                          357,084        329,434          27,650
Templeton Growth Securities Fund               312,522        647,797        (335,275)
Mutual Global Discovery Securities Fund         47,302          4,269          43,033
Templeton Global Bond Securities Fund           42,049          5,609          36,440
Hartford Advisers HLS Fund                   3,778,915      4,465,331        (686,416)
Hartford Total Return Bond HLS Fund         51,395,995     46,559,267       4,836,728
Hartford Capital Appreciation HLS Fund       8,374,189        863,954       7,510,235
Hartford Dividend and Growth HLS Fund       12,472,912     35,276,630     (22,803,718)
Hartford Fundamental Growth HLS Fund         4,979,415      2,655,031       2,324,384
Hartford Global Advisers HLS Fund            1,887,315      2,436,489        (549,174)

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------
Hartford Global Equity HLS Fund                214,101         60,198         153,903
Hartford Global Growth HLS Fund              1,146,559      2,427,568      (1,281,009)
Hartford Disciplined Equity HLS Fund         8,280,544     41,363,832     (33,083,288)
Hartford Growth HLS Fund                     3,757,675      6,720,881      (2,963,206)
Hartford Growth Opportunities HLS Fund      10,212,697     21,949,561     (11,736,864)
Hartford High Yield HLS Fund                23,388,947      9,937,624      13,451,323
Hartford Index HLS Fund                      9,078,555      6,403,048       2,675,507
Hartford International Growth HLS Fund       3,369,075      9,701,121      (6,332,046)
Hartford International Small Company HLS
 Fund                                        4,626,745      4,049,855         576,890
Hartford International Opportunities HLS
 Fund                                       10,201,313     18,508,193      (8,306,880)
Hartford Mid Cap Growth HLS Fund             1,525,493        289,881       1,235,612
Hartford Money Market HLS Fund              66,854,339    187,714,463    (120,860,124)
Hartford Small Cap Value HLS Fund              421,058        397,040          24,018
Hartford Small Company HLS Fund              5,041,295      7,425,130      (2,383,835)
Hartford SmallCap Growth HLS Fund            4,360,463      6,517,541      (2,157,078)
Hartford Stock HLS Fund                      3,148,081      6,699,832      (3,551,751)
Hartford U.S. Government Securities HLS
 Fund                                       51,379,206     83,852,935     (32,473,729)
Hartford Value HLS Fund                      5,556,394     11,955,039      (6,398,645)
Hartford Value Opportunities HLS Fund        6,698,239      6,177,945         520,294
Hartford Equity Income HLS Fund              6,719,423      6,473,403         246,020
American Funds Bond HLS Fund                   326,405          6,348         320,057
American Funds Global Growth HLS Fund           17,706          3,680          14,026
American Funds Global Small
 Capitalization HLS Fund                        92,775          5,732          87,043
American Funds Growth HLS Fund                 355,448         15,816         339,632
American Funds Growth-Income HLS Fund          222,052          1,155         220,897
American Funds International HLS Fund          256,824         23,923         232,901
Lord Abbett All Value Portfolio                356,669        664,187        (307,518)
Lord Abbett America's Value Portfolio          369,101        471,536        (102,435)
Lord Abbett Bond Debenture Fund              2,171,022      1,681,156         489,866
Lord Abbett Growth and Income Portfolio        737,277      3,391,529      (2,654,252)
Lord Abbett Large Cap Core Fund                656,834        610,026          46,808
MFS Core Equity Series                          93,667        152,538         (58,871)
MFS Growth Series                              230,395        359,861        (129,466)
MFS Investors Growth Stock Series              196,932        247,249         (50,317)
MFS Investors Trust Series                     267,236        373,328        (106,092)
MFS Total Return Series                        825,950      2,452,828      (1,626,878)
MFS Value Series                               111,639          2,849         108,790
Van Kampen -- UIF Equity and Income
 Portfolio                                     160,114        284,351        (124,237)
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio                                   1,441,226      1,617,537        (176,311)
Van Kampen -- UIF Emerging Markets Debt
 Portfolio                                     164,277        133,761          30,516
Van Kampen -- UIF Emerging Markets
 Equity Portfolio                            1,826,296      1,183,544         642,752
Van Kampen -- UIF High Yield Portfolio         552,081        486,940          65,141
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                   1,007,255        995,319          11,936
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                     586,933      1,375,551        (788,618)
Morgan Stanley -- Focus Growth
 Portfolio                                     674,747      2,331,936      (1,657,189)
Morgan Stanley -- Balanced Portfolio           354,228        914,605        (560,377)
Morgan Stanley -- Capital Opportunities
 Portfolio                                     530,604        889,911        (359,307)
Morgan Stanley -- Mid Cap Growth
 Portfolio                                     201,116        466,230        (265,114)

-------------------------------------------------------------------------------

                                             UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------
Morgan Stanley -- Flexible Income
 Portfolio                                     364,360        921,106        (556,746)
Morgan Stanley -- Dividend Growth
 Portfolio                                     326,383      2,417,172      (2,090,789)
Morgan Stanley -- Capital Growth
 Portfolio                                     427,446      1,044,911        (617,465)
Morgan Stanley -- Money Market
 Portfolio                                   7,466,032     14,795,968      (7,329,936)
Morgan Stanley -- Global Infrastructure
 Portfolio                                     235,058        782,461        (547,403)
Morgan Stanley -- Equally Weighted S&P
 500 Portfolio                                 494,560      1,360,468        (865,908)
Van Kampen -- UIF Small Company Growth
 Portfolio                                     122,610        288,995        (166,385)
Van Kampen -- UIF Global Franchise
 Portfolio                                     166,532        409,889        (243,357)
Oppenheimer Midcap Fund                        103,330        113,226          (9,896)
Oppenheimer Capital Appreciation Fund        1,052,945      2,139,696      (1,086,751)
Oppenheimer Global Securities Fund             825,552      3,670,740      (2,845,188)
Oppenheimer Main Street Fund                   317,679        440,982        (123,303)
Oppenheimer Main Street Small Cap Fund       1,301,729      2,840,581      (1,538,852)
Putnam VT Diversified Income                 2,270,214      1,036,964       1,233,250
Putnam VT Global Asset Allocation              170,091        167,394           2,697
Putnam VT Growth and Income                     12,300         37,228         (24,928)
Putnam VT International Growth and
 Income                                         87,674        129,974         (42,300)
Putnam VT International Equity                 571,990      1,865,833      (1,293,843)
Putnam VT Investors                            668,688      1,656,937        (988,249)
Putnam VT Small Cap Value                      738,251      1,159,856        (421,605)
Putnam VT The George Putnam Fund of
 Boston                                        109,658        357,031        (247,373)
Putnam VT Vista                                 51,705         82,176         (30,471)
Putnam VT Voyager                              802,056        107,044         695,012
Putnam VT Equity Income Fund                 1,730,439      1,816,624         (86,185)
Van Kampen LIT Growth and Income
 Portfolio                                     917,511      2,404,872      (1,487,361)
Van Kampen LIT Comstock Portfolio              745,348      2,441,288      (1,695,940)
Van Kampen LIT Capital Growth Portfolio         65,508         53,748          11,760
Van Kampen LIT Mid Cap Growth Portfolio         76,840         28,509          48,331
Van Kampen LIT Government Portfolio            946,010      1,126,224        (180,214)
Wells Fargo Advantage VT Asset
 Allocation Fund                                12,957         20,270          (7,313)
Wells Fargo Advantage VT Total Return
 Bond Fund                                   1,060,586      1,164,600        (104,014)
Wells Fargo Advantage VT Equity Income
 Fund                                           20,392         35,915         (15,523)
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                    131,262        270,857        (139,595)
Wells Fargo Advantage VT Large Company
 Core Fund                                          --          1,447          (1,447)
Wells Fargo Advantage VT International
 Core Fund                                       9,920         19,676          (9,756)
Wells Fargo Advantage VT Large Company
 Growth Fund                                   268,409        806,138        (537,729)
Wells Fargo Advantage VT Money Market
 Fund                                        1,016,288      1,556,845        (540,557)
Wells Fargo Advantage VT Small Cap
 Growth Fund                                   542,570        790,239        (247,669)
Wells Fargo Advantage VT Discovery Fund          8,310         16,317          (8,007)
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                      1,872          5,175          (3,303)
Wells Fargo Advantage VT Opportunity
 Fund                                           18,106         41,289         (23,183)

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                           3,214,863      1,374,585      1,840,278
AllianceBernstein VPS Global Research
 Growth Portfolio                               218,434        412,456       (194,022)
AllianceBernstein VPS International
 Value Portfolio                              7,783,099      4,747,450      3,035,649

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                              1,055,918      1,249,381       (193,463)
AllianceBernstein VPS Value Portfolio         3,665,479      1,375,163      2,290,316
AllianceBernstein VPS International
 Growth Portfolio                             2,371,578        450,018      1,921,560
AIM V.I. International Growth Fund               30,073            273         29,800
American Funds Global Growth Fund               965,741      2,149,473     (1,183,732)
American Funds Growth Fund                    3,745,153     10,590,049     (6,844,896)
American Funds Growth-Income Fund             2,108,290      8,284,974     (6,176,684)
American Funds International Fund             1,248,977      3,590,758     (2,341,781)
American Funds Global Small
 Capitalization Fund                            361,848      1,002,092       (640,244)
Fidelity VIP Equity-Income                    3,021,188      1,465,556      1,555,632
Fidelity VIP Growth                           1,354,063      1,663,876       (309,813)
Fidelity VIP Contrafund                       9,160,969      4,613,226      4,547,743
Fidelity VIP Mid Cap                          2,021,541      1,964,811         56,730
Fidelity VIP Value Strategies                   318,617        511,868       (193,251)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                         268,962        101,787        167,175
Franklin Income Securities Fund                 207,864          1,036        206,828
Franklin Small-Mid Cap Growth Securities
 Fund                                           519,299      1,945,225     (1,425,926)
Franklin Small Cap Value Securities Fund         15,358            177         15,181
Franklin Strategic Income Securities
 Fund                                         1,890,837      2,525,606       (634,769)
Franklin Mutual Shares Securities Fund          768,345      2,833,015     (2,064,670)
Templeton Developing Markets Securities
 Fund                                           224,352        559,349       (334,997)
Templeton Growth Securities Fund                329,598        983,048       (653,450)
Mutual Discovery Securities Fund                  5,305            248          5,057
Templeton Global Income Securities Fund          48,758          1,604         47,154
Hartford Advisers HLS Fund                    5,145,126      6,902,490     (1,757,364)
Hartford LargeCap Growth HLS Fund               296,393         65,666        230,727
Hartford Total Return Bond HLS Fund          71,769,399     71,638,725        130,674
Hartford Capital Appreciation HLS Fund        1,483,602         24,002      1,459,600
Hartford Dividend and Growth HLS Fund        56,543,253     29,481,781     27,061,472
Hartford Fundamental Growth HLS Fund          7,744,594      4,720,119      3,024,475
Hartford Global Advisers HLS Fund             6,405,069      3,681,932      2,723,137
Hartford Global Equity HLS Fund                  70,829         22,189         48,640
Hartford Global Growth HLS Fund               4,482,503      5,974,744     (1,492,241)
Hartford Disciplined Equity HLS Fund         20,439,612     66,829,691    (46,390,079)
Hartford Growth HLS Fund                      8,753,630      7,835,949        917,681
Hartford Growth Opportunities HLS Fund       29,101,388     17,055,415     12,045,973
Hartford High Yield HLS Fund                  9,234,084      9,235,777         (1,693)
Hartford Index HLS Fund                       7,478,661     10,119,586     (2,640,925)
Hartford International Growth HLS Fund       14,375,195     16,970,481     (2,595,286)
Hartford International Small Company HLS
 Fund                                         3,737,253      7,036,907     (3,299,654)
Hartford International Opportunities HLS
 Fund                                        27,893,536     22,539,236      5,354,300
Hartford Mid Cap Growth HLS Fund              1,067,498        646,021        421,477
Hartford Money Market HLS Fund              283,705,535     95,119,390    188,586,145
Hartford Small Cap Value HLS Fund               630,354        257,877        372,477
Hartford Small Company HLS Fund              19,433,253      6,634,553     12,798,700
Hartford SmallCap Growth HLS Fund             7,335,638      8,180,636       (844,998)
Hartford Stock HLS Fund                       5,160,960      9,060,736     (3,899,776)
Hartford U.S. Government Securities HLS
 Fund                                       112,815,969    101,272,923     11,543,046

-------------------------------------------------------------------------------

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
Hartford Value HLS Fund                      36,364,030      7,971,450     28,392,580
Hartford Value Opportunities HLS Fund         6,165,615     21,120,681    (14,955,066)
Hartford Equity Income HLS Fund               7,748,115      6,858,294        889,821
American Funds Bond HLS Fund                    116,904          2,761        114,143
American Funds Global Growth HLS Fund            21,145             --         21,145
American Funds Global Small
 Capitalization HLS Fund                         31,805            698         31,107
American Funds Growth HLS Fund                  121,658          1,306        120,352
American Funds Growth-Income HLS Fund            60,058         12,236         47,822
American Funds International HLS Fund            93,175            363         92,812
Lord Abbett All Value Portfolio                 808,929        748,297         60,632
Lord Abbett America's Value Portfolio           451,036        506,248        (55,212)
Lord Abbett Bond Debenture Fund               3,142,897      2,020,991      1,121,906
Lord Abbett Growth and Income Portfolio       4,771,714      3,228,545      1,543,169
Lord Abbett Large Cap Core Fund                 746,662        308,030        438,632
MFS Core Equity Series                           49,526        347,333       (297,807)
MFS Growth Series                               250,384        496,966       (246,582)
MFS Investors Growth Stock Series                69,944        299,579       (229,635)
MFS Investors Trust Series                      183,008        496,073       (313,065)
MFS Total Return Series                       1,250,108      3,853,084     (2,602,976)
MFS Value Series                                 48,713            536         48,177
Van Kampen -- UIF Equity and Income
 Portfolio                                      197,667        497,377       (299,710)
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio                                    1,300,927      3,120,074     (1,819,147)
Van Kampen -- UIF Emerging Markets Debt
 Portfolio                                      116,278        258,351       (142,073)
Van Kampen -- UIF Emerging Markets
 Equity Portfolio                             1,736,709      1,836,349        (99,640)
Van Kampen -- UIF High Yield Portfolio          263,580        693,598       (430,018)
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                    1,605,164        845,612        759,552
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                      812,833      1,613,648       (800,815)
Morgan Stanley -- Focus Growth
 Portfolio                                      492,188      2,778,727     (2,286,539)
Morgan Stanley -- Balanced Portfolio            326,730      1,230,784       (904,054)
Morgan Stanley -- Capital Opportunities
 Portfolio                                      578,429      1,190,725       (612,296)
Morgan Stanley -- Mid Cap Growth
 Portfolio                                      187,773        766,942       (579,169)
Morgan Stanley -- Flexible Income
 Portfolio                                      331,071      1,186,686       (855,615)
Morgan Stanley -- Dividend Growth
 Portfolio                                      281,177      2,771,298     (2,490,121)
Morgan Stanley -- Global Equity
 Portfolio                                       88,811      1,089,111     (1,000,300)
Morgan Stanley -- Capital Growth
 Portfolio                                      595,224      1,169,968       (574,744)
Morgan Stanley -- Money Market
 Portfolio                                   19,472,138     11,250,520      8,221,618
Morgan Stanley -- Global Infrastructure
 Portfolio                                      318,041        880,560       (562,519)
Morgan Stanley -- Equally Weighted S&P
 500 Portfolio                                  506,518      2,504,975     (1,998,457)
Van Kampen -- UIF Small Company Growth
 Portfolio                                      247,909        295,922        (48,013)
Van Kampen -- UIF Global Franchise
 Portfolio                                      281,547        734,493       (452,946)
Oppenheimer Midcap Fund                         148,666        142,099          6,567
Oppenheimer Capital Appreciation Fund         3,830,063      1,056,734      2,773,329
Oppenheimer Global Securities Fund            4,478,584      2,797,860      1,680,724
Oppenheimer Main Street Fund                    467,270        480,993        (13,723)
Oppenheimer Main Street Small Cap Fund        2,731,461      2,184,221        547,240
Putnam VT Diversified Income                  1,540,581      1,209,325        331,256
Putnam VT Global Asset Allocation               272,602        242,692         29,910
Putnam VT Growth and Income                      46,399         90,148        (43,749)

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
Putnam VT International Growth and
 Income                                         345,156        197,680        147,476
Putnam VT International Equity                1,930,318      1,342,405        587,913
Putnam VT Investors                           6,115,015        999,627      5,115,388
Putnam VT New Value                             520,801        389,328        131,473
Putnam VT Small Cap Value                       861,849      1,533,257       (671,408)
Putnam VT The George Putnam Fund of
 Boston                                         433,183        983,257       (550,074)
Putnam VT Vista                                 128,358        217,080        (88,722)
Putnam VT Voyager                                70,066         50,983         19,083
Van Kampen LIT Enterprise Portfolio              58,426        377,754       (319,328)
Van Kampen LIT Growth and Income
 Portfolio                                    1,996,220      3,409,750     (1,413,530)
Van Kampen LIT Comstock Portfolio             1,431,126      3,879,579     (2,448,453)
Van Kampen LIT Capital Growth Portfolio          42,095         92,536        (50,441)
Van Kampen LIT Mid Cap Growth Portfolio          41,707         62,883        (21,176)
Van Kampen LIT Government Portfolio           1,100,702      1,524,446       (423,744)
Wells Fargo Advantage VT Asset
 Allocation Fund                                 94,814        104,777         (9,963)
Wells Fargo Advantage VT Total Return
 Bond Fund                                    1,090,191        322,808        767,383
Wells Fargo Advantage VT Equity Income
 Fund                                            17,837         92,791        (74,954)
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                     741,009        363,364        377,645
Wells Fargo Advantage VT Large Company
 Core Fund                                           --          1,770         (1,770)
Wells Fargo Advantage VT International
 Core Fund                                       72,710          6,658         66,052
Wells Fargo Advantage VT Large Company
 Growth Fund                                    386,158        657,283       (271,125)
Wells Fargo Advantage VT Money Market
 Fund                                         4,610,596        303,066      4,307,530
Wells Fargo Advantage VT Small Cap
 Growth Fund                                    480,227        298,047        182,180
Wells Fargo Advantage VT Discovery Fund           7,941          4,322          3,619
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                       3,521          8,670         (5,149)
Wells Fargo Advantage VT Opportunity
 Fund                                             9,194          3,361          5,833

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2009  Lowest contract charges        650,822    $10.814618      $7,038,393
    Highest contract charges            1,089      9.960690          10,847
    Remaining contract charges      8,833,995            --      91,366,596
 2008  Lowest contract charges        713,356      8.806247       6,281,991
    Highest contract charges            2,540      8.249888          20,958
    Remaining contract charges     10,129,468            --      86,113,270
 2007  Lowest contract charges        635,042     12.638593       8,026,033
    Highest contract charges            9,006     12.043388         108,460
    Remaining contract charges      8,361,038            --     102,948,338
 2006  Lowest contract charges        183,981     12.097214       2,225,681
    Highest contract charges            8,787     11.725104         103,034
    Remaining contract charges      4,267,911            --      50,738,028
 2005  Lowest contract charges         16,112     10.714409         172,629
    Highest contract charges           10,304     10.562816         108,842
    Remaining contract charges      1,298,027            --      13,792,468
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2009  Lowest contract charges        647,347      9.660906       6,253,961
    Highest contract charges           11,387      6.097831          69,436
    Remaining contract charges     23,701,488            --     219,138,597
 2008  Lowest contract charges        743,542      7.244492       5,386,584
    Highest contract charges           11,581      4.650983          53,864
    Remaining contract charges     26,806,707            --     187,613,889
 2007  Lowest contract charges        601,948     15.623839       9,404,741
    Highest contract charges            7,888     10.203042          80,479
    Remaining contract charges     23,916,345            --     364,130,651
 2006  Lowest contract charges        230,910     14.909092       3,442,674
    Highest contract charges          539,371     14.464028       7,801,471
    Remaining contract charges     16,058,565            --     235,479,967
 2005  Lowest contract charges         41,025     11.117122         456,085
    Highest contract charges          219,921     10.964475       2,411,322
    Remaining contract charges      6,131,072            --      67,611,164

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2009  Lowest contract charges        0.75%             0.91%             23.52%
    Highest contract charges          2.47%             1.14%             21.44%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             3.17%            (30.32)%
    Highest contract charges          2.48%             3.49%            (31.50)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             2.02%              4.48%
    Highest contract charges          2.45%             1.97%              2.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.42%             12.91%
    Highest contract charges          2.45%             0.77%             11.00%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             0.02%              9.88%
    Highest contract charges          2.39%               --               8.64%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2009  Lowest contract charges        0.75%             1.08%             33.36%
    Highest contract charges          2.45%             1.14%             31.11%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.90%            (53.63)%
    Highest contract charges          2.45%             0.92%            (54.42)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.98%              4.79%
    Highest contract charges          1.83%               --              (1.66)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.78%             34.11%
    Highest contract charges          2.40%             1.23%             31.92%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.03%             19.17%
    Highest contract charges          2.34%             0.10%             17.87%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE PORTFOLIO
 2009  Lowest contract charges        103,481    $10.954830      $1,133,622
    Highest contract charges            3,852     10.089911          38,868
    Remaining contract charges      2,698,846            --      28,344,978
 2008  Lowest contract charges        133,716      7.736813       1,034,533
    Highest contract charges            4,112      7.247982          29,803
    Remaining contract charges      2,979,703            --      22,292,345
 2007  Lowest contract charges        128,720     12.131787       1,561,609
    Highest contract charges            6,770     11.560375          78,266
    Remaining contract charges      3,175,504            --      37,552,583
 2006  Lowest contract charges         65,776     12.039175         791,919
    Highest contract charges            4,909     11.668764          57,286
    Remaining contract charges      1,765,422            --      20,895,950
 2005  Lowest contract charges         21,935     10.621426         232,986
    Highest contract charges           33,785     10.475556         353,920
    Remaining contract charges        635,776            --       6,700,087
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2009  Lowest contract charges         61,109      8.330677         509,080
    Highest contract charges              356     12.276059           4,368
    Remaining contract charges     13,690,215            --     109,548,619
 2008  Lowest contract charges         84,750      6.934511         587,702
    Highest contract charges              281      6.496340           1,827
    Remaining contract charges     14,545,085            --      97,643,598
 2007  Lowest contract charges        106,065     11.844777       1,256,320
    Highest contract charges              825     11.286935           9,309
    Remaining contract charges     12,232,910            --     141,389,755
 2006  Lowest contract charges         73,507     12.452476         915,343
    Highest contract charges              569     12.069459           6,867
    Remaining contract charges      8,350,571            --     102,254,285
 2005  Lowest contract charges         31,649     10.366270         328,087
    Highest contract charges          118,588     10.223888       1,212,432
    Remaining contract charges      3,225,622            --      33,174,021
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2009  Lowest contract charges         68,654      7.379407         506,627
    Highest contract charges           25,988      7.098724         184,485
    Remaining contract charges      2,325,279            --      16,816,682
 2008  Lowest contract charges         59,806      5.339751         319,351
    Highest contract charges           57,159      5.227997         298,825
    Remaining contract charges      1,962,371            --      10,360,007
 2007  Lowest contract charges          1,902     10.541737          20,048
    Highest contract charges           34,634     10.502108         363,727
    Remaining contract charges        121,240            --       1,274,761

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE PORTFOLIO
 2009  Lowest contract charges        0.75%             0.81%             41.59%
    Highest contract charges          2.45%             0.82%             39.21%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.46%            (36.23)%
    Highest contract charges          2.46%             0.40%            (37.30)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.67%              0.77%
    Highest contract charges          2.43%             0.62%             (0.93)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.20%             13.35%
    Highest contract charges          2.43%               --              11.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.20%             12.68%
    Highest contract charges          2.31%               --              11.45%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2009  Lowest contract charges        0.75%             2.97%             20.13%
    Highest contract charges          2.62%               --              17.87%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.36%            (41.46)%
    Highest contract charges          2.46%             2.59%            (42.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.23%             (4.88)%
    Highest contract charges          2.44%             1.08%             (6.48)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.75%             20.13%
    Highest contract charges          2.44%             1.15%             18.10%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.51%              7.53%
    Highest contract charges          2.34%             0.19%              6.35%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2009  Lowest contract charges        0.75%             4.80%             38.20%
    Highest contract charges          0.34%               --              35.87%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.74%               --             (49.35)%
    Highest contract charges          2.38%               --             (50.18)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.21%             0.42%              1.58%
    Highest contract charges          0.50%               --               1.40%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2009  Lowest contract charges         79,982     $8.582995        $686,488
    Highest contract charges           10,659      8.535965          90,981
    Remaining contract charges             --            --              --
 2008  Lowest contract charges         26,789      6.425832         172,143
    Highest contract charges            3,011      6.409804          19,298
    Remaining contract charges             --            --              --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2009  Lowest contract charges        196,198      1.613666         316,597
    Highest contract charges               83     14.722940           1,216
    Remaining contract charges      4,615,435            --      54,126,777
 2008  Lowest contract charges        171,644      1.148788         197,182
    Highest contract charges          109,455      7.159287         783,622
    Remaining contract charges      5,031,089            --      41,990,245
 2007  Lowest contract charges        187,323      1.889019         353,858
    Highest contract charges          146,939     11.926853       1,752,514
    Remaining contract charges      6,161,658            --      84,549,671
 2006  Lowest contract charges        188,640      1.666306         314,329
    Highest contract charges          144,231     10.658295       1,537,253
    Remaining contract charges      6,578,198            --      79,941,816
 2005  Lowest contract charges        199,235      1.401769         279,282
    Highest contract charges          129,547      9.083466       1,176,735
    Remaining contract charges      6,170,967            --      63,187,013
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges        619,429      1.176587         728,812
    Highest contract charges            5,217     13.995310          73,013
    Remaining contract charges     31,187,852            --     281,425,403
 2008  Lowest contract charges        660,479      0.855005         564,713
    Highest contract charges        1,225,900      5.680541       6,963,773
    Remaining contract charges     34,469,255            --     227,549,002
 2007  Lowest contract charges        965,039      1.546007       1,491,957
    Highest contract charges        1,469,026     10.406277      15,287,092
    Remaining contract charges     40,766,465            --     487,864,970
 2006  Lowest contract charges      1,219,565      1.394084       1,700,177
    Highest contract charges        1,527,069      9.506472      14,517,041
    Remaining contract charges     45,253,766            --     492,301,362
 2005  Lowest contract charges      1,745,083      1.281399       2,236,147
    Highest contract charges        1,369,233      8.852411      12,121,011
    Remaining contract charges     45,824,909            --     461,536,271

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2009  Lowest contract charges        1.00%             1.87%             33.57%
    Highest contract charges          1.29%             2.10%             33.17%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.82%             2.04%            (37.70)%
    Highest contract charges          1.06%             2.08%            (37.82)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2009  Lowest contract charges        1.30%             1.35%             40.47%
    Highest contract charges          0.51%             0.94%             38.58%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             1.75%            (39.19)%
    Highest contract charges          2.61%             1.53%            (39.97)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.66%             13.37%
    Highest contract charges          2.59%             2.72%             11.90%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.94%             18.87%
    Highest contract charges          2.60%             0.88%             17.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.68%             12.60%
    Highest contract charges          2.58%             0.63%             11.15%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges        1.30%             0.65%             37.61%
    Highest contract charges          2.84%             2.23%             35.50%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             0.72%            (44.70)%
    Highest contract charges          2.61%             0.73%            (45.41)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.72%             10.90%
    Highest contract charges          2.59%             0.77%              9.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.70%              8.79%
    Highest contract charges          2.60%             0.84%              7.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.76%             14.69%
    Highest contract charges          2.59%             0.76%             13.21%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2009  Lowest contract charges        823,257     $1.100825        $906,262
    Highest contract charges           16,292     13.129161         213,905
    Remaining contract charges     22,805,268            --     254,359,219
 2008  Lowest contract charges        922,518      0.849750         783,910
    Highest contract charges          614,958      8.391543       5,160,447
    Remaining contract charges     25,386,291            --     220,267,291
 2007  Lowest contract charges      1,088,077      1.385135       1,507,134
    Highest contract charges          702,060     13.858148       9,729,248
    Remaining contract charges     31,310,314            --     445,937,148
 2006  Lowest contract charges      1,326,224      1.335895       1,771,694
    Highest contract charges          713,707     13.540353       9,663,838
    Remaining contract charges     35,192,896            --     486,525,678
 2005  Lowest contract charges      1,737,353      1.174773       2,040,996
    Highest contract charges          679,018     12.063035       8,191,019
    Remaining contract charges     35,939,297            --     439,631,660
AMERICAN FUNDS INTERNATIONAL
 FUND
 2009  Lowest contract charges        348,928      1.707156         595,674
    Highest contract charges              998     14.961293          14,931
    Remaining contract charges     10,266,298            --     120,941,449
 2008  Lowest contract charges        366,509      1.208820         443,044
    Highest contract charges          484,957      7.122349       3,454,033
    Remaining contract charges     11,463,562            --      96,173,897
 2007  Lowest contract charges        526,477      2.116001       1,114,025
    Highest contract charges          621,226     12.631102       7,846,772
    Remaining contract charges     13,509,106            --     199,212,566
 2006  Lowest contract charges        634,879      1.786074       1,133,944
    Highest contract charges          632,674     10.801046       6,833,536
    Remaining contract charges     14,398,265            --     180,574,538
 2005  Lowest contract charges        799,484      1.520816       1,215,868
    Highest contract charges          576,023      9.317239       5,366,943
    Remaining contract charges     12,207,078            --     132,004,461

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2009  Lowest contract charges        1.30%             1.60%             29.55%
    Highest contract charges          2.64%             4.23%             27.81%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             1.59%            (38.65)%
    Highest contract charges          2.61%             1.63%            (39.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.39%              3.69%
    Highest contract charges          2.59%             1.50%              2.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.46%             13.72%
    Highest contract charges          2.60%             1.61%             12.25%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.44%              4.47%
    Highest contract charges          2.59%             1.53%              3.12%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 FUND
 2009  Lowest contract charges        1.30%             1.53%             41.23%
    Highest contract charges          0.49%             1.13%             39.05%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             1.63%            (42.87)%
    Highest contract charges          2.61%             1.66%            (43.61)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.35%             18.47%
    Highest contract charges          2.59%             1.50%             16.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.52%             17.44%
    Highest contract charges          2.60%             1.71%             15.93%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.73%             19.94%
    Highest contract charges          2.58%             1.74%             18.39%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges         66,970     $1.806309        $120,968
    Highest contract charges            1,729     16.612984          28,726
    Remaining contract charges      2,397,446            --      34,729,295
 2008  Lowest contract charges         67,854      1.134516          76,982
    Highest contract charges           88,923      7.816645         695,081
    Remaining contract charges      2,566,899            --      23,592,127
 2007  Lowest contract charges         91,052      2.472943         225,167
    Highest contract charges          106,025     17.261982       1,830,198
    Remaining contract charges      3,166,843            --      63,429,327
 2006  Lowest contract charges         85,253      2.063188         175,894
    Highest contract charges          121,995     14.590139       1,779,918
    Remaining contract charges      3,547,749            --      59,739,545
 2005  Lowest contract charges         38,207      1.684898          64,375
    Highest contract charges          111,899     12.070920       1,350,729
    Remaining contract charges      3,322,590            --      45,855,243
FIDELITY VIP EQUITY-INCOME
 2009  Lowest contract charges        238,852      9.150684       2,185,660
    Highest contract charges            4,413      8.427667          37,189
    Remaining contract charges     12,095,510            --     106,242,779
 2008  Lowest contract charges        282,400      7.098308       2,004,562
    Highest contract charges            4,356      6.649588          28,966
    Remaining contract charges     13,276,472            --      91,195,462
 2007  Lowest contract charges        231,763     12.505825       2,898,392
    Highest contract charges            5,759     11.916841          68,627
    Remaining contract charges     11,770,074            --     143,608,425
 2006  Lowest contract charges        170,391     12.441638       2,119,955
    Highest contract charges            3,438     12.058974          41,455
    Remaining contract charges      8,407,780            --     102,855,063
 2005  Lowest contract charges         30,866     10.452282         322,621
    Highest contract charges            2,965     10.304441          30,550
    Remaining contract charges      3,463,087            --      35,903,843

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges        1.30%             0.28%             59.21%
    Highest contract charges          2.84%             1.03%             56.77%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%               --             (54.12)%
    Highest contract charges          2.61%               --             (54.72)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             3.01%             19.86%
    Highest contract charges          2.59%             2.85%             18.31%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.51%             22.45%
    Highest contract charges          2.60%             0.44%             20.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.17%             23.73%
    Highest contract charges          2.58%             0.94%             22.14%
    Remaining contract charges          --                --                 --
FIDELITY VIP EQUITY-INCOME
 2009  Lowest contract charges        0.75%             1.97%             28.91%
    Highest contract charges          2.45%             2.15%             26.74%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.51%            (43.24)%
    Highest contract charges          2.46%             1.83%            (44.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.80%              0.52%
    Highest contract charges          2.44%             2.25%             (1.18)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.08%             19.03%
    Highest contract charges          2.45%             2.84%             17.03%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.37%
    Highest contract charges          2.42%               --               8.14%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP GROWTH
 2009  Lowest contract charges         44,915     $9.453023        $424,579
    Highest contract charges            7,397      8.706200          64,399
    Remaining contract charges      4,109,125            --      37,270,842
 2008  Lowest contract charges         38,672      7.442810         287,825
    Highest contract charges            8,158      6.972324          56,882
    Remaining contract charges      4,672,087            --      33,637,628
 2007  Lowest contract charges         29,843     14.231633         424,721
    Highest contract charges            6,471     13.561428          87,750
    Remaining contract charges      4,992,416            --      69,231,776
 2006  Lowest contract charges         19,775     11.320706         223,863
    Highest contract charges            1,936     10.972432          21,247
    Remaining contract charges      2,779,291            --      30,949,360
 2005  Lowest contract charges          4,441     10.702519          47,533
    Highest contract charges            1,936     10.551172          20,432
    Remaining contract charges        696,719            --       7,397,708
FIDELITY VIP CONTRAFUND
 2009  Lowest contract charges      2,986,236     11.227714      33,528,598
    Highest contract charges           18,504     10.340831         191,341
    Remaining contract charges     44,294,952            --     477,791,908
 2008  Lowest contract charges      3,369,191      8.350476      28,134,349
    Highest contract charges           16,898      7.822733         132,185
    Remaining contract charges     49,500,783            --     400,433,330
 2007  Lowest contract charges      2,684,604     14.680736      39,411,967
    Highest contract charges           29,016     13.989471         405,912
    Remaining contract charges     45,625,509            --     653,983,926
 2006  Lowest contract charges      1,308,022     12.609462      16,493,423
    Highest contract charges           33,893     12.221659         414,227
    Remaining contract charges     27,071,710            --     335,752,306
 2005  Lowest contract charges        285,180     11.401061       3,251,358
    Highest contract charges           18,679     11.239872         209,950
    Remaining contract charges      7,384,672            --      83,495,754

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP GROWTH
 2009  Lowest contract charges        0.75%             0.23%             27.01%
    Highest contract charges          2.45%             0.20%             24.87%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.64%            (47.70)%
    Highest contract charges          2.46%             0.60%            (48.59)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.21%             25.71%
    Highest contract charges          2.41%             0.23%             23.60%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.08%              5.78%
    Highest contract charges          2.45%             0.16%              3.99%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              11.87%
    Highest contract charges          2.42%               --              10.61%
    Remaining contract charges          --                --                 --
FIDELITY VIP CONTRAFUND
 2009  Lowest contract charges        0.75%             1.17%             34.46%
    Highest contract charges          2.45%             1.26%             32.19%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.85%            (43.12)%
    Highest contract charges          2.46%             0.67%            (44.08)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.00%             16.43%
    Highest contract charges          2.44%             0.76%             14.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.28%             10.60%
    Highest contract charges          2.45%             1.04%              8.74%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              19.05%
    Highest contract charges          2.40%               --              17.72%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP MID CAP
 2009  Lowest contract charges        428,797    $11.951681      $5,124,843
    Highest contract charges              155     14.282434           2,214
    Remaining contract charges     10,838,055            --     123,922,652
 2008  Lowest contract charges        466,117      8.616452       4,016,271
    Highest contract charges           12,164      8.071916          98,190
    Remaining contract charges     11,182,656            --      93,097,043
 2007  Lowest contract charges        424,890     14.374716       6,107,673
    Highest contract charges           10,895     13.697774         149,237
    Remaining contract charges     11,168,422            --     156,573,613
 2006  Lowest contract charges        281,385     12.556903       3,533,324
    Highest contract charges            5,705     12.170682          69,429
    Remaining contract charges      8,539,750            --     105,394,208
 2005  Lowest contract charges         90,564     11.255439       1,019,337
    Highest contract charges            4,189     11.096304          46,478
    Remaining contract charges      2,675,487            --      29,850,520
FIDELITY VIP VALUE STRATEGIES
 2009  Lowest contract charges         37,137      9.519435         353,522
    Highest contract charges              138     16.435205           2,275
    Remaining contract charges      1,507,701            --      13,716,089
 2008  Lowest contract charges         28,693      6.103049         175,113
    Highest contract charges            3,987      5.717159          22,796
    Remaining contract charges      1,174,799            --       6,914,289
 2007  Lowest contract charges         26,469     12.622679         334,115
    Highest contract charges            2,373     12.028191          28,547
    Remaining contract charges      1,371,888            --      16,850,357
 2006  Lowest contract charges         10,196     12.061412         122,970
    Highest contract charges            2,374     11.690429          27,751
    Remaining contract charges        595,213            --       7,042,267
 2005  Lowest contract charges          3,237     10.475321          33,906
    Highest contract charges            1,979     10.327175          20,439
    Remaining contract charges        258,061            --       2,677,441
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2009  Lowest contract charges          5,118      7.509249          38,429
    Highest contract charges            3,969      7.231608          28,705
    Remaining contract charges        258,042            --       1,894,586
 2008  Lowest contract charges          5,485      5.571733          30,562
    Highest contract charges           12,594      5.455028          68,700
    Remaining contract charges        159,828            --         880,701
 2007  Lowest contract charges            355      9.571139           3,397
    Highest contract charges            1,596      9.535023          15,217
    Remaining contract charges          8,781            --          83,898

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP MID CAP
 2009  Lowest contract charges        0.75%             0.48%             38.71%
    Highest contract charges          2.62%             1.02%             36.10%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.24%            (40.06)%
    Highest contract charges          2.46%             0.24%            (41.07)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.49%             14.48%
    Highest contract charges          2.44%             0.62%             12.55%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.11%             11.56%
    Highest contract charges          2.47%             0.12%              9.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              20.62%
    Highest contract charges          2.41%               --              19.27%
    Remaining contract charges          --                --                 --
FIDELITY VIP VALUE STRATEGIES
 2009  Lowest contract charges        0.75%             0.45%             55.98%
    Highest contract charges          2.62%             0.80%             53.04%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.58%            (51.65)%
    Highest contract charges          2.46%             0.58%            (52.47)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.48%              4.65%
    Highest contract charges          2.44%             0.59%              2.89%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.13%             15.14%
    Highest contract charges          2.45%             0.31%             13.20%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              16.84%
    Highest contract charges          2.42%               --              15.52%
    Remaining contract charges          --                --                 --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2009  Lowest contract charges        0.75%             0.02%             34.77%
    Highest contract charges          2.41%             0.01%             32.57%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.83%            (41.79)%
    Highest contract charges          2.39%             0.80%            (42.74)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.18%             0.24%             (0.85)%
    Highest contract charges          0.55%             0.52%             (1.03)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2009  Lowest contract charges        291,197     $9.754336      $2,840,432
    Highest contract charges          109,566      9.700733       1,062,868
    Remaining contract charges             --            --              --
 2008  Lowest contract charges        158,674      7.278020       1,154,831
    Highest contract charges           48,154      7.259758         349,590
    Remaining contract charges             --            --              --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2009  Lowest contract charges        107,634      1.047791         112,778
    Highest contract charges            5,877     14.054106          82,595
    Remaining contract charges      4,090,217            --      31,688,820
 2008  Lowest contract charges        180,374      0.739330         133,356
    Highest contract charges          112,352      4.470802         502,304
    Remaining contract charges      4,564,754            --      25,171,918
 2007  Lowest contract charges        219,822      1.302551         286,329
    Highest contract charges          134,729      7.980030       1,075,144
    Remaining contract charges      5,928,855            --      56,930,293
 2006  Lowest contract charges        407,531      1.186237         483,431
    Highest contract charges          151,000      7.362563       1,111,743
    Remaining contract charges      6,623,194            --      58,489,051
 2005  Lowest contract charges        600,907      1.105640         664,387
    Highest contract charges          129,054      6.952213         897,212
    Remaining contract charges      6,554,748            --      54,287,277
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2009  Lowest contract charges         46,612      8.977355         418,451
    Highest contract charges            4,992      8.927940          44,564
    Remaining contract charges             --            --              --
 2008  Lowest contract charges         13,859      7.026821          97,388
    Highest contract charges            1,322      7.009158           9,266
    Remaining contract charges             --            --              --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2009  Lowest contract charges        171,601      1.633768         280,357
    Highest contract charges            1,320     12.855764          16,969
    Remaining contract charges      6,960,258            --     115,099,118
 2008  Lowest contract charges        120,166      1.312418         157,708
    Highest contract charges          241,130     12.697219       3,061,678
    Remaining contract charges      6,902,773            --      92,545,214
 2007  Lowest contract charges        146,290      1.494425         218,619
    Highest contract charges          225,867     14.647354       3,308,356
    Remaining contract charges      7,526,681            --     115,561,917
 2006  Lowest contract charges        141,715      1.425577         202,028
    Highest contract charges          192,953     14.155259       2,731,305
    Remaining contract charges      6,901,486            --     101,835,675
 2005  Lowest contract charges        160,836      1.331024         214,077
    Highest contract charges          156,212     13.389254       2,091,564
    Remaining contract charges      6,689,982            --      92,779,178

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2009  Lowest contract charges        1.00%             8.05%             34.03%
    Highest contract charges          1.30%             7.33%             33.62%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.82%             0.19%            (30.78)%
    Highest contract charges          1.07%             1.51%            (30.92)%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2009  Lowest contract charges        1.30%               --              41.72%
    Highest contract charges          2.63%               --              39.82%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%               --             (43.24)%
    Highest contract charges          2.61%               --             (43.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --               9.81%
    Highest contract charges          2.59%               --               8.39%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               7.29%
    Highest contract charges          2.60%               --               5.90%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --               3.43%
    Highest contract charges          2.59%               --               2.10%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2009  Lowest contract charges        1.00%             1.86%             27.76%
    Highest contract charges          1.30%             1.39%             27.38%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.82%             0.15%            (34.85)%
    Highest contract charges          1.07%               --             (34.98)%
    Remaining contract charges          --                --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2009  Lowest contract charges        1.30%             8.29%             24.49%
    Highest contract charges          0.49%               --              22.57%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             6.13%            (12.18)%
    Highest contract charges          2.60%             6.96%            (13.31)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             5.45%              4.83%
    Highest contract charges          2.59%             5.31%              3.48%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             5.81%              7.10%
    Highest contract charges          2.60%             4.96%              5.72%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             4.57%              0.42%
    Highest contract charges          2.59%             4.53%             (0.88)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES
 SECURITIES FUND
 2009  Lowest contract charges        232,554     $8.393589      $1,951,959
    Highest contract charges            2,446     12.646702          30,939
    Remaining contract charges      7,408,529            --      94,338,772
 2008  Lowest contract charges        104,508      6.731630         703,512
    Highest contract charges          222,837     10.149532       2,261,692
    Remaining contract charges      8,335,557            --      86,422,990
 2007  Lowest contract charges        220,670      1.528406         337,273
    Highest contract charges          279,388     16.564137       4,627,827
    Remaining contract charges     10,227,514            --     175,117,319
 2006  Lowest contract charges        300,430      1.496340         449,545
    Highest contract charges          286,357     16.428819       4,704,505
    Remaining contract charges     11,345,238            --     191,475,872
 2005  Lowest contract charges        317,568      1.280557         406,664
    Highest contract charges          261,129     14.243479       3,719,389
    Remaining contract charges     11,681,772            --     169,827,469
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2009  Lowest contract charges         24,240      2.733475          66,259
    Highest contract charges           44,551     20.261118         902,661
    Remaining contract charges      1,217,869            --      25,855,849
 2008  Lowest contract charges         25,129      1.597720          40,148
    Highest contract charges           47,511     11.997433         570,005
    Remaining contract charges      1,186,370            --      14,883,870
 2007  Lowest contract charges         70,994      3.416340         242,540
    Highest contract charges           53,870     25.990444       1,400,099
    Remaining contract charges      1,469,143            --      39,619,160
 2006  Lowest contract charges         47,574      2.681166         127,563
    Highest contract charges           54,027     20.664228       1,116,428
    Remaining contract charges      1,689,525            --      35,891,095
 2005  Lowest contract charges         47,487      2.114912         100,431
    Highest contract charges           45,705     16.513159         754,739
    Remaining contract charges      1,654,761            --      27,784,093

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN MUTUAL SHARES
 SECURITIES FUND
 2009  Lowest contract charges        1.00%             2.40%             24.69%
    Highest contract charges          0.49%               --              22.51%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.82%             2.82%            (34.27)%
    Highest contract charges          2.61%             2.90%            (38.73)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.40%              2.14%
    Highest contract charges          2.59%             1.41%              0.82%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.54%             16.85%
    Highest contract charges          2.60%             1.32%             15.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.87%              9.13%
    Highest contract charges          2.59%             0.87%              7.72%
    Remaining contract charges          --                --                 --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2009  Lowest contract charges        1.30%             4.68%             71.09%
    Highest contract charges          2.60%             4.75%             68.88%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             2.88%            (53.23)%
    Highest contract charges          2.61%             3.05%            (53.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.29%             1.74%             27.42%
    Highest contract charges          2.59%             2.53%             25.78%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.24%             26.77%
    Highest contract charges          2.60%             1.28%             25.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.38%             26.11%
    Highest contract charges          2.58%             1.31%             24.48%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES
 FUND
 2009  Lowest contract charges        102,732     $8.257399        $848,297
    Highest contract charges            1,299     13.562075          17,623
    Remaining contract charges      3,090,539            --      33,314,738
 2008  Lowest contract charges         68,014      6.367763         433,098
    Highest contract charges          129,996      8.129257       1,056,767
    Remaining contract charges      3,331,835            --      28,093,096
 2007  Lowest contract charges         70,048      1.522683         106,661
    Highest contract charges          147,178     14.466570       2,129,154
    Remaining contract charges      3,966,069            --      60,452,174
 2006  Lowest contract charges         75,250      1.507218         113,413
    Highest contract charges          152,503     14.507161       2,212,392
    Remaining contract charges      4,549,684            --      69,066,710
 2005  Lowest contract charges         49,436      1.253557          61,970
    Highest contract charges          142,256     12.223467       1,738,859
    Remaining contract charges      4,479,213            --      56,914,462
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2009  Lowest contract charges         34,344      9.254670         317,839
    Highest contract charges           13,746      9.203811         126,512
    Remaining contract charges             --            --              --
 2008  Lowest contract charges          5,057      7.587776          38,375
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2009  Lowest contract charges         56,525     11.673293         659,832
    Highest contract charges           27,069     11.609181         314,252
    Remaining contract charges             --            --              --
 2008  Lowest contract charges         25,248      9.942749         251,042
    Highest contract charges           21,906      9.917849         217,256
    Remaining contract charges             --            --              --
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges        891,554      1.125166       1,003,146
    Highest contract charges              329     13.139332           4,327
    Remaining contract charges     29,394,198            --      40,913,611
 2008  Lowest contract charges        921,978      0.870096         802,210
    Highest contract charges           36,480      0.810892          29,582
    Remaining contract charges     30,014,039            --      32,468,197
 2007  Lowest contract charges        709,812      1.282397         910,261
    Highest contract charges           33,093      1.215681          40,230
    Remaining contract charges     31,986,956            --      50,071,020
 2006  Lowest contract charges        467,737      1.211634         566,725
    Highest contract charges           48,030      1.168295          56,114
    Remaining contract charges     24,695,771            --      37,025,204
 2005  Lowest contract charges        273,427      1.102727         301,515
    Highest contract charges          124,508      1.081514         134,657
    Remaining contract charges     11,622,747            --      15,285,454

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
TEMPLETON GROWTH SECURITIES
 FUND
 2009  Lowest contract charges        1.00%             3.28%             29.68%
    Highest contract charges          2.62%               --              27.68%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.82%             0.10%            (38.49)%
    Highest contract charges          2.61%             1.76%            (43.81)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.34%              1.03%
    Highest contract charges          2.59%             1.32%             (0.28)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.23%             20.24%
    Highest contract charges          2.60%             1.37%             18.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.24%              7.46%
    Highest contract charges          2.58%             1.05%              6.07%
    Remaining contract charges          --                --                 --
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2009  Lowest contract charges        0.99%             1.71%             21.97%
    Highest contract charges          1.29%             1.75%             21.60%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.83%             2.39%            (25.87)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2009  Lowest contract charges        1.00%            12.97%             17.41%
    Highest contract charges          1.30%            14.48%             17.05%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.82%             0.28%              0.27%
    Highest contract charges          1.07%               --               0.06%
    Remaining contract charges          --                --                 --
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges        0.75%             2.30%             29.32%
    Highest contract charges          2.62%             5.64%             26.88%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             3.37%            (32.15)%
    Highest contract charges          2.45%             3.26%            (33.30)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.58%              5.84%
    Highest contract charges          2.45%             2.37%              4.06%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.89%              9.88%
    Highest contract charges          2.45%             1.57%              8.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             5.92%              8.52%
    Highest contract charges          2.38%             5.14%              7.29%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2009  Lowest contract charges     21,432,785     $1.669168     $35,774,919
    Highest contract charges              697     11.484705           8,007
    Remaining contract charges    324,261,831            --     644,482,624
 2008  Lowest contract charges     21,883,138      1.462244      31,998,487
    Highest contract charges           83,860      1.369854         114,877
    Remaining contract charges    318,891,587            --     549,989,320
 2007  Lowest contract charges     16,311,614      1.594851      26,014,594
    Highest contract charges          146,741      1.519717         223,005
    Remaining contract charges    324,269,556            --     606,145,851
 2006  Lowest contract charges      7,356,213      1.535168      11,293,022
    Highest contract charges          156,245      1.487922         232,480
    Remaining contract charges    211,303,181            --     372,767,533
 2005  Lowest contract charges      2,516,563      1.475829       3,714,017
    Highest contract charges           65,510      1.454940          95,313
    Remaining contract charges     83,071,080            --     134,902,882
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2009  Lowest contract charges        388,802     10.701705       4,160,841
    Highest contract charges           11,580     10.476280         121,312
    Remaining contract charges      8,569,453            --      88,228,741
 2008  Lowest contract charges         64,054      7.401954         474,121
    Highest contract charges           23,634      7.371198         174,208
    Remaining contract charges      1,371,912            --       9,270,998
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2009  Lowest contract charges     25,303,244      1.479238      37,429,521
    Highest contract charges           97,727      1.280144         125,104
    Remaining contract charges    250,456,647            --     431,737,437
 2008  Lowest contract charges     27,089,789      1.195400      32,383,134
    Highest contract charges           80,708      1.052246          84,925
    Remaining contract charges    271,490,839            --     377,293,062
 2007  Lowest contract charges     20,730,363      1.782505      36,951,976
    Highest contract charges           95,014      1.596005         151,644
    Remaining contract charges    250,774,487            --     516,341,193
 2006  Lowest contract charges      9,400,152      1.658967      15,594,542
    Highest contract charges           28,548      1.510859          43,131
    Remaining contract charges    149,361,324            --     279,571,458
 2005  Lowest contract charges      2,445,544      1.388704       3,396,137
    Highest contract charges           11,814      1.286401          15,197
    Remaining contract charges     45,914,161            --      68,572,282

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2009  Lowest contract charges        0.75%             3.95%             14.15%
    Highest contract charges          2.62%            10.57%             12.00%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             7.16%             (8.32)%
    Highest contract charges          2.46%             5.03%             (9.86)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             7.37%              3.89%
    Highest contract charges          2.44%             5.10%              2.14%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             7.01%              4.02%
    Highest contract charges          2.45%             6.30%              2.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%            15.72%              0.94%
    Highest contract charges          2.37%            15.26%             (0.20)%
    Remaining contract charges          --                --                 --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2009  Lowest contract charges        0.75%             1.38%             44.58%
    Highest contract charges          2.43%             2.64%             42.14%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.18%             5.82%             (1.63)%
    Highest contract charges          0.60%             5.03%             (1.85)%
    Remaining contract charges          --                --                 --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2009  Lowest contract charges        0.75%             2.30%             23.74%
    Highest contract charges          2.45%             2.55%             21.66%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.46%            (32.94)%
    Highest contract charges          2.46%             1.78%            (34.07)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.32%              7.45%
    Highest contract charges          2.43%             2.28%              5.64%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.89%             19.46%
    Highest contract charges          2.45%             2.78%             17.45%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             5.36%              8.05%
    Highest contract charges          2.40%             4.07%              6.84%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH
 HLS FUND
 2009  Lowest contract charges        205,706     $1.121107        $230,619
    Highest contract charges           45,302      0.998114          45,217
    Remaining contract charges      8,187,307            --       8,621,659
 2008  Lowest contract charges        203,959      0.792764         161,692
    Highest contract charges           46,005      0.717886          33,026
    Remaining contract charges      5,863,967            --       4,397,276
 2007  Lowest contract charges         42,408      1.359522          57,655
    Highest contract charges           35,901      1.252275          44,958
    Remaining contract charges      3,011,147            --       3,904,231
 2006  Lowest contract charges         11,544      1.189811          13,736
    Highest contract charges           99,152      1.114489         110,504
    Remaining contract charges      1,419,252            --       1,630,050
 2005  Lowest contract charges          2,751      1.092528           3,005
    Highest contract charges           95,134      1.040393          98,977
    Remaining contract charges        582,851            --         619,206
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2009  Lowest contract charges      1,093,306      1.227464       1,341,993
    Highest contract charges          186,738      1.137786         212,467
    Remaining contract charges      8,245,252            --      10,914,902
 2008  Lowest contract charges      1,314,338      1.009518       1,326,848
    Highest contract charges          206,442      0.951331         196,394
    Remaining contract charges      8,553,690            --       9,477,161
 2007  Lowest contract charges        802,517      1.506901       1,209,314
    Highest contract charges          107,425      1.443701         155,089
    Remaining contract charges      6,441,391            --      10,892,844
 2006  Lowest contract charges        548,603      1.302216         714,399
    Highest contract charges           78,063      1.268352          99,011
    Remaining contract charges      3,779,825            --       5,469,099
 2005  Lowest contract charges        314,518      1.205504         379,152
    Highest contract charges           18,988      1.193690          22,666
    Remaining contract charges      1,591,614            --       2,085,375
HARTFORD GLOBAL EQUITY HLS
 FUND
 2009  Lowest contract charges          3,492      8.737909          30,509
    Highest contract charges            8,872      8.476750          75,204
    Remaining contract charges        190,179            --       1,634,327
 2008  Lowest contract charges          1,097      6.173557           6,773
    Highest contract charges            5,676      6.109152          34,677
    Remaining contract charges         41,867            --         256,916

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH
 HLS FUND
 2009  Lowest contract charges        0.75%             0.67%             41.42%
    Highest contract charges          2.45%             0.66%             39.04%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.29%            (41.69)%
    Highest contract charges          2.45%             0.23%            (42.67)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.03%             14.26%
    Highest contract charges          2.42%             0.05%             12.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.95%              8.90%
    Highest contract charges          2.40%             0.87%              7.12%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             5.76%             13.56%
    Highest contract charges          2.34%             2.90%             12.32%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2009  Lowest contract charges        0.75%               --              21.59%
    Highest contract charges          2.40%               --              19.60%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             4.88%            (33.01)%
    Highest contract charges          2.40%             5.60%            (34.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.09%             15.72%
    Highest contract charges          2.39%             0.85%             13.83%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.38%              8.02%
    Highest contract charges          2.40%             3.74%              6.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             6.86%              8.24%
    Highest contract charges          2.36%             5.77%              7.05%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL EQUITY HLS
 FUND
 2009  Lowest contract charges        0.75%             1.50%             41.06%
    Highest contract charges          2.40%             1.23%             38.76%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.90%             0.31%            (41.13)%
    Highest contract charges          1.99%             3.39%            (41.62)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2009  Lowest contract charges        898,993     $1.130896      $1,016,667
    Highest contract charges            5,517      7.453319          41,116
    Remaining contract charges      8,693,897            --      12,532,843
 2008  Lowest contract charges        943,898      0.840008         792,882
    Highest contract charges            6,449      5.631148          36,317
    Remaining contract charges      9,929,069            --      11,239,272
 2007  Lowest contract charges        715,029      1.780206       1,272,898
    Highest contract charges            5,255     12.139377          63,788
    Remaining contract charges     11,651,373            --      28,232,032
 2006  Lowest contract charges        391,521      1.434316         561,564
    Highest contract charges          378,871      1.391475         527,189
    Remaining contract charges      5,870,826            --      11,208,635
 2005  Lowest contract charges        177,361      1.266039         224,545
    Highest contract charges           84,055      1.248662         104,956
    Remaining contract charges      2,064,231            --       3,383,571
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2009  Lowest contract charges        607,132      0.994065         603,529
    Highest contract charges           12,827      1.078275          13,831
    Remaining contract charges    320,159,443            --     337,768,359
 2008  Lowest contract charges        628,890      0.797115         501,298
    Highest contract charges           11,262      0.879458           9,904
    Remaining contract charges    353,222,538            --     301,911,077
 2007  Lowest contract charges        611,853      1.280301         783,356
    Highest contract charges           30,329      1.436846          43,578
    Remaining contract charges    399,610,587            --     553,589,912
 2006  Lowest contract charges        481,740      1.190599         573,559
    Highest contract charges           19,067      1.359078          25,914
    Remaining contract charges    312,851,648            --     405,542,040
 2005  Lowest contract charges        265,850      1.066732         283,590
    Highest contract charges        4,391,111      1.052077       4,619,787
    Remaining contract charges    112,141,882            --     130,024,207

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2009  Lowest contract charges        0.75%             0.76%             34.63%
    Highest contract charges          2.45%             0.72%             32.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.74%            (52.81)%
    Highest contract charges          2.46%             0.71%            (53.61)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.05%             24.12%
    Highest contract charges          1.81%               --              17.02%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.00%             13.29%
    Highest contract charges          2.39%             1.01%             11.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.78%             13.45%
    Highest contract charges          2.35%             2.47%             12.21%
    Remaining contract charges          --                --                 --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2009  Lowest contract charges        0.75%             1.62%             24.71%
    Highest contract charges          2.45%             1.64%             22.61%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.20%            (37.74)%
    Highest contract charges          2.46%             0.61%            (38.79)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.10%              7.53%
    Highest contract charges          2.44%             1.16%              5.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.45%             11.61%
    Highest contract charges          2.45%             1.38%              9.73%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             3.31%              9.40%
    Highest contract charges          2.35%             2.70%              8.20%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges      1,872,011     $1.213267      $2,271,249
    Highest contract charges          251,883      1.091277         274,874
    Remaining contract charges     19,246,414            --      22,116,017
 2008  Lowest contract charges      2,075,548      0.910599       1,889,992
    Highest contract charges            4,349      0.829923           3,609
    Remaining contract charges     22,253,617            --      19,283,995
 2007  Lowest contract charges      2,143,926      1.576049       3,378,933
    Highest contract charges          280,323      1.465205         410,730
    Remaining contract charges     20,991,584            --      31,750,972
 2006  Lowest contract charges      2,079,466      1.359730       2,827,513
    Highest contract charges          191,195      1.285135         245,711
    Remaining contract charges     17,381,715            --      22,854,310
 2005  Lowest contract charges        930,365      1.309557       1,218,366
    Highest contract charges              836      1.256062           1,050
    Remaining contract charges      8,317,488            --      10,610,627
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges      4,290,068      1.458218       6,255,855
    Highest contract charges           93,827      1.306706         122,604
    Remaining contract charges     76,820,751            --     109,957,925
 2008  Lowest contract charges      4,609,446      1.133580       5,225,176
    Highest contract charges           96,360      1.033217          99,561
    Remaining contract charges     87,995,054            --      98,858,182
 2007  Lowest contract charges      2,923,914      2.102007       6,146,088
    Highest contract charges           88,530      1.948859         172,532
    Remaining contract charges     77,642,443            --     164,018,168
 2006  Lowest contract charges      1,039,509      1.633478       1,698,014
    Highest contract charges           41,823      1.540415          64,424
    Remaining contract charges     42,642,309            --      68,368,946
 2005  Lowest contract charges        105,838      1.468754         155,451
    Highest contract charges           30,703      1.408825          43,255
    Remaining contract charges     12,705,052            --      18,343,223

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges        0.75%             0.47%             33.24%
    Highest contract charges          2.40%             0.44%             31.06%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.26%            (42.22)%
    Highest contract charges          2.44%             0.40%            (43.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.02%             15.91%
    Highest contract charges          2.39%             0.02%             14.01%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.06%              3.83%
    Highest contract charges          2.40%             0.07%              2.13%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              13.12%
    Highest contract charges          2.51%               --              11.84%
    Remaining contract charges          --                --                 --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges        0.75%             0.52%             28.64%
    Highest contract charges          2.45%             0.53%             26.47%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.46%            (46.07)%
    Highest contract charges          2.46%             0.35%            (46.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.20%             28.68%
    Highest contract charges          2.43%             0.21%             26.52%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.44%             11.22%
    Highest contract charges          2.48%             0.70%              9.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             0.54%             25.39%
    Highest contract charges          2.41%             0.53%             23.98%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges      1,127,125     $1.571038      $1,770,757
    Highest contract charges           46,620      1.456931          67,922
    Remaining contract charges     44,112,086            --      70,114,052
 2008  Lowest contract charges        855,451      1.052015         899,947
    Highest contract charges           32,628      0.992304          32,376
    Remaining contract charges     30,946,429            --      32,872,543
 2007  Lowest contract charges        834,252      1.417630       1,182,660
    Highest contract charges           32,628      1.360119          44,377
    Remaining contract charges     30,969,321            --      44,911,514
 2006  Lowest contract charges        501,317      1.389570         696,614
    Highest contract charges           31,418      1.356048          42,604
    Remaining contract charges     19,641,119            --      27,445,620
 2005  Lowest contract charges        124,508      1.259370         156,802
    Highest contract charges           28,409      1.250060          35,513
    Remaining contract charges      6,561,765            --       8,325,071
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges        354,276      0.921031         326,299
    Highest contract charges           36,107      0.878793          31,731
    Remaining contract charges     17,533,152            --      20,950,517
 2008  Lowest contract charges        397,789      0.735613         292,619
    Highest contract charges           39,306      0.713911          28,061
    Remaining contract charges     14,810,933            --      14,071,255
 2007  Lowest contract charges        340,263      1.178530         401,010
    Highest contract charges          114,404      1.163428         133,100
    Remaining contract charges     17,434,286            --      27,931,663
 2006  Lowest contract charges        275,035      1.128688         310,429
    Highest contract charges           19,091      1.133323          21,636
    Remaining contract charges     13,877,968            --      20,250,064
 2005  Lowest contract charges        140,097      0.984953         137,989
    Highest contract charges          589,608      1.006357         593,356
    Remaining contract charges      5,181,956            --       5,993,290

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges        0.75%             9.79%             49.34%
    Highest contract charges          2.45%            10.92%             46.82%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%            10.06%            (25.79)%
    Highest contract charges          2.45%            10.27%            (27.04)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             9.20%              2.02%
    Highest contract charges          2.44%             7.93%              0.30%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%            18.00%             10.34%
    Highest contract charges          2.45%            15.94%              8.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             6.15%              4.70%
    Highest contract charges          2.39%               --               3.53%
    Remaining contract charges          --                --                 --
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges        0.75%             1.98%             25.21%
    Highest contract charges          2.46%             2.29%             23.10%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.43%            (37.58)%
    Highest contract charges          2.46%             1.06%            (38.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.94%              4.42%
    Highest contract charges          2.43%             1.77%              2.66%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.96%             14.59%
    Highest contract charges          2.44%             1.18%             12.66%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             4.40%              7.98%
    Highest contract charges          2.36%             7.02%              6.80%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2009  Lowest contract charges      7,651,487     $1.133985      $8,676,672
    Highest contract charges            1,792      6.292826          11,279
    Remaining contract charges     36,862,173            --      39,547,266
 2008  Lowest contract charges      8,254,028      0.887949       7,329,156
    Highest contract charges            1,792      5.012024           8,983
    Remaining contract charges     42,591,678            --      36,030,977
 2007  Lowest contract charges      6,495,766      2.069968      13,446,027
    Highest contract charges        1,339,140      1.907291       2,554,129
    Remaining contract charges     45,607,878            --      90,347,454
 2006  Lowest contract charges      3,607,301      1.683127       6,071,548
    Highest contract charges          980,555      1.576637       1,545,979
    Remaining contract charges     28,973,401            --      46,858,606
 2005  Lowest contract charges        995,789      1.366664       1,360,909
    Highest contract charges          420,501      1.301496         547,280
    Remaining contract charges     10,860,608            --      14,357,510
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges        390,711      1.982293         774,503
    Highest contract charges            5,567      7.664724          42,668
    Remaining contract charges     19,989,652            --      37,034,968
 2008  Lowest contract charges        389,690      1.446492         563,683
    Highest contract charges            5,736      5.688897          32,629
    Remaining contract charges     19,413,614            --      26,510,775
 2007  Lowest contract charges        388,113      2.531786         982,619
    Highest contract charges            4,480     10.128436          45,373
    Remaining contract charges     22,716,101            --      54,697,360
 2006  Lowest contract charges        180,249      2.340119         421,801
    Highest contract charges          954,606      2.192075       2,092,567
    Remaining contract charges     15,308,306            --      34,196,393
 2005  Lowest contract charges         76,520      1.822914         139,489
    Highest contract charges          169,863      1.735984         294,880
    Remaining contract charges      4,248,922            --       7,443,343

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2009  Lowest contract charges        0.75%             1.81%             27.71%
    Highest contract charges          2.45%             1.87%             25.56%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.12%            (57.10)%
    Highest contract charges          2.45%             1.06%            (57.83)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.89%             22.98%
    Highest contract charges          2.39%             0.79%             20.97%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.23%             23.16%
    Highest contract charges          2.40%             1.16%             21.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             2.65%             15.40%
    Highest contract charges          2.34%             2.27%             14.14%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges        0.75%             1.92%             37.04%
    Highest contract charges          2.45%             1.76%             34.73%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.27%            (42.87)%
    Highest contract charges          2.45%             1.29%            (43.83)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.16%              8.19%
    Highest contract charges          1.83%             5.11%             (2.90)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.40%             28.37%
    Highest contract charges          2.40%             2.82%             26.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             5.39%             18.53%
    Highest contract charges          2.30%            12.09%             17.24%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges      1,872,425     $1.341398      $2,511,667
    Highest contract charges            8,664      8.952868          77,570
    Remaining contract charges     84,204,284            --     127,471,703
 2008  Lowest contract charges      1,954,574      1.012667       1,979,333
    Highest contract charges            8,264      6.874800          56,813
    Remaining contract charges     92,429,415            --     106,347,158
 2007  Lowest contract charges      1,634,445      1.766656       2,887,502
    Highest contract charges            8,267     12.199778         100,852
    Remaining contract charges     87,395,241            --     175,880,908
 2006  Lowest contract charges        956,669      1.396856       1,336,328
    Highest contract charges        2,515,912      1.374614       3,458,408
    Remaining contract charges     66,160,047            --     105,249,980
 2005  Lowest contract charges        427,240      1.130783         483,116
    Highest contract charges        1,048,806      1.131293       1,186,507
    Remaining contract charges     25,156,521            --      31,777,640
HARTFORD MID CAP GROWTH HLS
 FUND
 2009  Lowest contract charges         86,938      7.594047         660,209
    Highest contract charges           18,773      7.313253         137,288
    Remaining contract charges      1,571,650            --      11,741,833
 2008  Lowest contract charges         30,239      5.174315         156,464
    Highest contract charges            4,737      5.065890          23,998
    Remaining contract charges        406,773            --       2,082,155
 2007  Lowest contract charges          1,539      9.808732          15,095
    Highest contract charges              108      9.771745           1,054
    Remaining contract charges         18,625            --         182,365
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges      3,191,611      1.217394       3,885,448
    Highest contract charges          215,617      1.010955         217,979
    Remaining contract charges    181,015,736            --     242,802,746
 2008  Lowest contract charges      4,734,840      1.225735       5,803,659
    Highest contract charges          317,639      1.035301         328,852
    Remaining contract charges    296,680,169            --     403,029,464
 2007  Lowest contract charges      2,438,385      1.209133       2,948,332
    Highest contract charges           31,748      1.038826          32,981
    Remaining contract charges    110,676,370            --     144,127,445
 2006  Lowest contract charges      1,820,802      1.160839       2,113,655
    Highest contract charges           43,771      1.014418          44,402
    Remaining contract charges     56,099,570            --      70,981,637
 2005  Lowest contract charges        588,918      1.117034         657,842
    Highest contract charges           29,439      0.992855          29,228
    Remaining contract charges     16,269,666            --      20,343,274

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges        0.75%             2.09%             32.46%
    Highest contract charges          2.45%             2.14%             30.23%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.41%            (42.68)%
    Highest contract charges          2.46%             2.30%            (43.65)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.38%             26.47%
    Highest contract charges          1.84%             3.57%             17.19%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.14%             23.53%
    Highest contract charges          2.40%             3.15%             21.51%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              17.26%
    Highest contract charges          2.35%               --              15.98%
    Remaining contract charges          --                --                 --
HARTFORD MID CAP GROWTH HLS
 FUND
 2009  Lowest contract charges        0.75%             0.45%             46.76%
    Highest contract charges          2.39%             0.40%             44.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.47%            (47.25)%
    Highest contract charges          2.42%             0.26%            (48.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.20%             2.36%              3.02%
    Highest contract charges          0.55%             0.80%              2.83%
    Remaining contract charges          --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges        0.75%             0.06%             (0.68)%
    Highest contract charges          2.45%             0.07%             (2.35)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.94%              1.37%
    Highest contract charges          2.43%             1.75%             (0.34)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             4.75%              4.16%
    Highest contract charges          2.51%             4.99%              2.41%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             4.72%              3.92%
    Highest contract charges          2.45%             4.66%              2.17%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.70%             3.52%              1.61%
    Highest contract charges          2.41%             2.92%              0.47%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD SMALL CAP VALUE HLS
 FUND
 2009  Lowest contract charges         34,424     $8.178900        $281,549
    Highest contract charges            1,436      7.867596          11,299
    Remaining contract charges        372,189            --       2,986,493
 2008  Lowest contract charges         28,366      6.401634         181,590
    Highest contract charges            7,300      6.267578          45,755
    Remaining contract charges        348,365            --       2,206,743
 2007  Lowest contract charges             35      9.130446             316
    Highest contract charges              269      9.095988           2,443
    Remaining contract charges         11,250            --         102,589
HARTFORD SMALL COMPANY HLS
 FUND
 2009  Lowest contract charges        179,851      1.382440         248,634
    Highest contract charges            7,997      1.130532           9,041
    Remaining contract charges     33,945,677            --      53,490,574
 2008  Lowest contract charges        329,679      1.077311         355,167
    Highest contract charges            3,017      0.896115           2,704
    Remaining contract charges     36,184,664            --      44,285,654
 2007  Lowest contract charges        293,655      1.827464         536,644
    Highest contract charges            3,000      1.546238           4,639
    Remaining contract charges     23,422,005            --      48,599,456
 2006  Lowest contract charges        176,308      1.611899         284,190
    Highest contract charges          409,539      1.715602         702,606
    Remaining contract charges      3,216,245            --       5,793,529
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2009  Lowest contract charges        420,804      1.180637         496,817
    Highest contract charges           39,402      1.057909          41,683
    Remaining contract charges     27,674,384            --      31,629,699
 2008  Lowest contract charges        422,859      0.878590         371,520
    Highest contract charges           34,322      0.800757          27,484
    Remaining contract charges     29,834,487            --      25,641,859
 2007  Lowest contract charges        381,139      1.414586         539,154
    Highest contract charges           36,990      1.311438          48,510
    Remaining contract charges     30,718,537            --      42,760,149
 2006  Lowest contract charges        228,554      1.451976         331,859
    Highest contract charges           29,797      1.369188          40,797
    Remaining contract charges     31,135,583            --      44,326,740
 2005  Lowest contract charges        214,855      1.369036         294,144
    Highest contract charges           27,955      1.313122          36,709
    Remaining contract charges     21,169,670            --      28,289,687

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD SMALL CAP VALUE HLS
 FUND
 2009  Lowest contract charges        0.75%             0.98%             27.76%
    Highest contract charges          2.43%             1.87%             25.61%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.74%             6.08%            (29.89)%
    Highest contract charges          2.36%             3.15%            (31.04)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --                --              (2.20)%
    Highest contract charges          0.49%               --              (2.38)%
    Remaining contract charges          --                --                 --
HARTFORD SMALL COMPANY HLS
 FUND
 2009  Lowest contract charges        0.75%             0.01%             28.32%
    Highest contract charges          2.44%             0.01%             26.16%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.11%            (41.05)%
    Highest contract charges          2.46%             0.11%            (42.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.28%             13.37%
    Highest contract charges          2.41%             1.01%             11.46%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.48%             0.43%              2.66%
    Highest contract charges          1.53%             0.30%              1.67%
    Remaining contract charges          --                --                 --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2009  Lowest contract charges        0.75%             0.08%             34.38%
    Highest contract charges          2.45%             0.09%             32.11%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.46%            (37.89)%
    Highest contract charges          2.46%             0.44%            (38.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.39%             (2.58)%
    Highest contract charges          2.44%             0.34%             (4.22)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.35%              6.06%
    Highest contract charges          2.49%             0.28%              4.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.13%             17.77%
    Highest contract charges          2.41%             0.96%             16.45%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges        746,502     $0.910292        $679,535
    Highest contract charges           44,495      0.862513          38,378
    Remaining contract charges     33,086,475            --      36,903,869
 2008  Lowest contract charges        821,191      0.647997         532,129
    Highest contract charges           44,703      0.624503          27,917
    Remaining contract charges     36,563,329            --      29,747,638
 2007  Lowest contract charges        661,207      1.148022         759,080
    Highest contract charges          181,612      1.125449         204,396
    Remaining contract charges     40,486,180            --      57,760,835
 2006  Lowest contract charges        529,042      1.092190         577,813
    Highest contract charges          170,662      1.089081         185,865
    Remaining contract charges     37,440,539            --      49,165,248
 2005  Lowest contract charges        271,087      0.959768         260,181
    Highest contract charges           39,096      0.973451          38,058
    Remaining contract charges     22,608,621            --      24,078,988
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2009  Lowest contract charges      6,436,077      1.198495       7,713,607
    Highest contract charges          106,549      1.074005         114,434
    Remaining contract charges    249,220,559            --     281,937,319
 2008  Lowest contract charges      8,240,763      1.168037       9,625,517
    Highest contract charges          182,648      1.064651         194,456
    Remaining contract charges    279,813,503            --     310,718,915
 2007  Lowest contract charges      3,946,749      1.184437       4,674,675
    Highest contract charges           86,449      1.098120          94,932
    Remaining contract charges    264,015,313            --     299,752,419
 2006  Lowest contract charges      1,105,315      1.143295       1,263,697
    Highest contract charges           96,276      1.078142         103,799
    Remaining contract charges    150,695,098            --     166,233,930
 2005  Lowest contract charges        355,989      1.107461         394,244
    Highest contract charges           86,891      1.062245          92,299
    Remaining contract charges     49,398,440            --      53,131,761

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges        0.75%             1.58%             40.48%
    Highest contract charges          2.45%             1.64%             38.11%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.15%            (43.56)%
    Highest contract charges          2.47%             1.29%            (44.51)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.07%              5.11%
    Highest contract charges          2.44%             1.03%              3.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.77%             13.80%
    Highest contract charges          2.43%             2.36%             11.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             3.58%             12.41%
    Highest contract charges          2.40%             7.06%             11.15%
    Remaining contract charges          --                --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2009  Lowest contract charges        0.75%             0.03%              2.61%
    Highest contract charges          2.46%             0.02%              0.88%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             9.09%             (1.39)%
    Highest contract charges          2.45%             9.94%             (3.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             3.43%              3.60%
    Highest contract charges          2.44%             4.09%              1.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.84%              3.24%
    Highest contract charges          2.45%             3.75%              1.50%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.17%              0.46%
    Highest contract charges          2.37%               --              (0.67)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges        384,358     $1.216669        $467,636
    Highest contract charges           34,145      1.083181          36,985
    Remaining contract charges     64,817,950            --      74,400,671
 2008  Lowest contract charges        370,012      0.985619         364,691
    Highest contract charges           34,144      0.892530          30,475
    Remaining contract charges     71,230,942            --      66,596,123
 2007  Lowest contract charges        268,937      1.505403         404,859
    Highest contract charges           34,787      1.386664          48,237
    Remaining contract charges     42,938,794            --      61,691,870
 2006  Lowest contract charges        107,921      1.391771         150,200
    Highest contract charges            1,505      1.303971           1,962
    Remaining contract charges     13,781,058            --      18,353,162
 2005  Lowest contract charges         45,810      1.151031          52,729
    Highest contract charges            2,602      1.096902           2,854
    Remaining contract charges      2,988,784            --       3,325,403
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges      1,337,944      1.330068       1,779,556
    Highest contract charges           43,782      1.191834          52,181
    Remaining contract charges     26,933,404            --      34,861,601
 2008  Lowest contract charges      1,374,631      0.913193       1,255,304
    Highest contract charges           44,049      0.832316          36,662
    Remaining contract charges     26,376,156            --      23,473,021
 2007  Lowest contract charges      1,494,839      1.561011       2,333,460
    Highest contract charges           67,832      1.447249          98,170
    Remaining contract charges     41,187,231            --      62,844,082
 2006  Lowest contract charges        825,074      1.678386       1,384,795
    Highest contract charges           37,493      1.582768          59,343
    Remaining contract charges     32,062,123            --      53,406,042
 2005  Lowest contract charges        368,684      1.420752         523,809
    Highest contract charges           21,512      1.362775          29,316
    Remaining contract charges      8,520,498            --      11,861,959

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges        0.75%             2.03%             23.44%
    Highest contract charges          2.45%             1.93%             21.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.21%            (34.53)%
    Highest contract charges          2.46%             1.88%            (35.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.68%              8.17%
    Highest contract charges          2.42%             1.45%              6.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.89%             20.92%
    Highest contract charges          2.43%             0.98%             18.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             9.09%              8.14%
    Highest contract charges          2.15%               --               6.93%
    Remaining contract charges          --                --                 --
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges        0.75%             1.17%             45.65%
    Highest contract charges          2.45%             1.16%             43.20%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.99%            (41.50)%
    Highest contract charges          2.46%             1.58%            (42.49)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.47%             (6.99)%
    Highest contract charges          2.44%             1.54%             (8.56)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.82%             18.13%
    Highest contract charges          2.48%             1.48%             16.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             2.89%             12.64%
    Highest contract charges          2.41%             2.22%             11.37%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS
 FUND
 2009  Lowest contract charges      5,659,781     $1.273241      $7,206,265
    Highest contract charges           21,961      1.157265          25,415
    Remaining contract charges     21,761,574            --      26,510,617
 2008  Lowest contract charges      5,741,791      1.090261       6,260,051
    Highest contract charges           18,882      1.007944          19,032
    Remaining contract charges     21,436,623            --      22,528,616
 2007  Lowest contract charges      5,029,682      1.541964       7,755,589
    Highest contract charges           33,154      1.450037          48,075
    Remaining contract charges     21,244,639            --      31,836,541
 2006  Lowest contract charges      2,856,810      1.452696       4,150,076
    Highest contract charges           14,272      1.389511          19,832
    Remaining contract charges     14,701,082            --      20,883,395
 2005  Lowest contract charges      1,100,730      1.211673       1,333,725
    Highest contract charges           76,478      1.180208          90,259
    Remaining contract charges      5,163,979            --       6,170,867
AMERICAN FUNDS BOND HLS FUND
 2009  Lowest contract charges        342,677      9.910553       3,396,117
    Highest contract charges           91,523      9.861068         902,517
    Remaining contract charges             --            --              --
 2008  Lowest contract charges        102,840      8.919032         917,239
    Highest contract charges           11,303      8.901131         100,606
    Remaining contract charges             --            --              --
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2009  Lowest contract charges         32,264      8.929801         288,115
    Highest contract charges            2,907      8.885138          25,826
    Remaining contract charges             --            --              --
 2008  Lowest contract charges         16,744      6.361685         106,523
    Highest contract charges            4,401      6.348879          27,938
    Remaining contract charges             --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2009  Lowest contract charges         81,437      8.057530         656,178
    Highest contract charges           36,713      8.017227         294,339
    Remaining contract charges             --            --              --
 2008  Lowest contract charges         27,168      5.062163         137,532
    Highest contract charges            3,939      5.051966          19,897
    Remaining contract charges             --            --              --
AMERICAN FUNDS GROWTH HLS FUND
 2009  Lowest contract charges        350,040      8.040827       2,814,607
    Highest contract charges          109,944      8.000594         879,621
    Remaining contract charges             --            --              --
 2008  Lowest contract charges        108,446      5.842125         633,559
    Highest contract charges           11,906      5.830348          69,414
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD EQUITY INCOME HLS
 FUND
 2009  Lowest contract charges        0.75%             2.96%             16.78%
    Highest contract charges          2.44%             3.64%             14.81%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             3.38%            (29.29)%
    Highest contract charges          2.46%             2.06%            (30.49)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.59%              6.15%
    Highest contract charges          2.43%             3.04%              4.36%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.79%             19.89%
    Highest contract charges          2.42%             4.90%             17.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             5.61%              4.59%
    Highest contract charges          2.35%             4.42%              3.45%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BOND HLS FUND
 2009  Lowest contract charges        1.00%             2.75%             11.12%
    Highest contract charges          1.29%             2.84%             10.78%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.66%               --             (10.97)%
    Highest contract charges          0.86%               --             (11.14)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2009  Lowest contract charges        1.00%             1.87%             40.37%
    Highest contract charges          1.30%             1.32%             39.95%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.65%               --             (36.75)%
    Highest contract charges          0.86%               --             (36.88)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2009  Lowest contract charges        1.00%             0.07%             59.17%
    Highest contract charges          1.29%             0.07%             58.70%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.66%               --             (49.82)%
    Highest contract charges          0.87%               --             (49.92)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH HLS FUND
 2009  Lowest contract charges        1.00%             0.57%             37.64%
    Highest contract charges          1.29%             0.76%             37.22%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.66%             3.06%            (42.01)%
    Highest contract charges          0.86%             3.33%            (42.13)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2009  LOWEST CONTRACT CHARGES        183,763     $8.366760      $1,537,501
    HIGHEST CONTRACT CHARGES           84,956      8.324907         707,251
    REMAINING CONTRACT CHARGES             --            --              --
 2008  LOWEST CONTRACT CHARGES         47,822      6.458185         308,843
    HIGHEST CONTRACT CHARGES               --            --              --
    REMAINING CONTRACT CHARGES             --            --              --
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2009  Lowest contract charges        237,294      8.549477       2,028,738
    Highest contract charges           88,419      8.506707         752,157
    Remaining contract charges             --            --              --
 2008  Lowest contract charges         69,184      6.049169         418,505
    Highest contract charges           23,628      6.036989         142,641
    Remaining contract charges             --            --              --
LORD ABBETT ALL VALUE
 PORTFOLIO
 2009  Lowest contract charges        638,979     11.322903       7,235,101
    Highest contract charges              611     10.428907           6,372
    Remaining contract charges      2,236,260            --      24,404,283
 2008  Lowest contract charges        686,315      9.055859       6,215,171
    Highest contract charges              623      8.483783           5,283
    Remaining contract charges      2,496,430            --      21,934,400
 2007  Lowest contract charges        683,646     12.791256       8,744,685
    Highest contract charges              623     12.188854           7,590
    Remaining contract charges      2,438,467            --      30,508,290
 2006  Lowest contract charges        460,454     12.075767       5,560,321
    Highest contract charges            1,109     11.704297          12,976
    Remaining contract charges      1,916,688            --      22,816,633
 2005  Lowest contract charges        211,137     10.612875       2,240,775
    Highest contract charges              722     10.462724           7,557
    Remaining contract charges      1,049,318            --      11,045,528
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2009  Lowest contract charges        959,062     10.742542      10,302,764
    Highest contract charges           21,268      9.918307         210,938
    Remaining contract charges      1,594,026            --      16,571,995
 2008  Lowest contract charges      1,020,677      8.770359       8,951,708
    Highest contract charges           27,778      8.232069         228,670
    Remaining contract charges      1,628,336            --      13,909,101
 2007  Lowest contract charges      1,005,977     11.971920      12,043,480
    Highest contract charges           25,199     11.424297         287,885
    Remaining contract charges      1,700,827            --      19,970,302
 2006  Lowest contract charges        529,829     11.692294       6,194,912
    Highest contract charges           22,116     11.343054         250,868
    Remaining contract charges      1,187,654            --      13,716,964
 2005  Lowest contract charges        219,943     10.283680       2,261,825
    Highest contract charges            8,907     10.142435          90,343
    Remaining contract charges        622,174            --       6,359,570

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2009  LOWEST CONTRACT CHARGES        1.00%             2.08%             29.55%
    HIGHEST CONTRACT CHARGES          1.29%             3.14%             29.17%
    REMAINING CONTRACT CHARGES          --                --                 --
 2008  LOWEST CONTRACT CHARGES        0.66%             3.35%            (36.60)%
    HIGHEST CONTRACT CHARGES            --                --                 --
    REMAINING CONTRACT CHARGES          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2009  Lowest contract charges        1.00%             1.65%             41.33%
    Highest contract charges          1.30%             1.87%             40.91%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.66%               --             (39.86)%
    Highest contract charges          0.85%               --             (39.99)%
    Remaining contract charges          --                --                 --
LORD ABBETT ALL VALUE
 PORTFOLIO
 2009  Lowest contract charges        0.75%             0.18%             25.03%
    Highest contract charges          2.45%             0.18%             22.93%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.53%            (29.20)%
    Highest contract charges          2.46%             0.54%            (30.40)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.59%              5.93%
    Highest contract charges          2.44%             0.35%              4.14%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.78%             13.78%
    Highest contract charges          2.45%             0.70%             11.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.14%             11.45%
    Highest contract charges          2.38%             0.84%             10.20%
    Remaining contract charges          --                --                 --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2009  Lowest contract charges        0.75%             3.54%             22.49%
    Highest contract charges          2.41%             3.35%             20.48%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             3.99%            (26.74)%
    Highest contract charges          2.40%             4.98%            (27.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             3.74%              2.39%
    Highest contract charges          2.39%             2.97%              0.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.38%             13.70%
    Highest contract charges          2.39%             3.53%             11.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             7.33%              6.50%
    Highest contract charges          2.33%             6.81%              5.34%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE
 FUND
 2009  Lowest contract charges      1,127,201    $12.499915     $14,089,918
    Highest contract charges            3,890     11.513108          44,785
    Remaining contract charges      7,064,443            --      84,838,284
 2008  Lowest contract charges      1,078,807      9.376827      10,115,783
    Highest contract charges            3,534      8.784491          31,046
    Remaining contract charges      6,623,327            --      60,172,411
 2007  Lowest contract charges        939,593     11.456197      10,764,160
    Highest contract charges            7,725     10.916673          84,329
    Remaining contract charges      5,636,444            --      63,076,451
 2006  Lowest contract charges        523,359     10.870047       5,688,948
    Highest contract charges            8,353     10.535676          88,000
    Remaining contract charges      3,266,287            --      34,985,269
 2005  Lowest contract charges        192,617     10.017399       1,929,524
    Highest contract charges            1,148      9.875645          11,339
    Remaining contract charges        965,398            --       9,603,601
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2009  Lowest contract charges      3,188,942      9.140477      29,148,454
    Highest contract charges            1,024      8.418646           8,620
    Remaining contract charges     21,647,122            --     190,689,662
 2008  Lowest contract charges      3,443,983      7.745474      26,675,280
    Highest contract charges            1,134      7.256097           8,230
    Remaining contract charges     24,046,223            --     180,817,101
 2007  Lowest contract charges      2,618,502     12.274113      32,139,787
    Highest contract charges            4,251     11.696028          49,722
    Remaining contract charges     23,325,418            --     279,981,336
 2006  Lowest contract charges      1,154,086     11.955476      13,797,643
    Highest contract charges            3,691     11.587688          42,773
    Remaining contract charges     12,550,731            --     147,760,310
 2005  Lowest contract charges        218,817     10.271292       2,247,530
    Highest contract charges              366     10.125948           3,704
    Remaining contract charges      2,626,144            --      26,771,660

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT BOND DEBENTURE
 FUND
 2009  Lowest contract charges        0.75%             6.82%             33.31%
    Highest contract charges          2.45%             7.04%             31.06%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             6.70%            (18.15)%
    Highest contract charges          2.46%             4.95%            (19.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             7.70%              5.39%
    Highest contract charges          2.45%             5.79%              3.62%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             8.82%              8.51%
    Highest contract charges          2.44%            10.04%              6.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%            16.70%              4.62%
    Highest contract charges          2.37%            28.38%              3.45%
    Remaining contract charges          --                --                 --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2009  Lowest contract charges        0.75%             1.01%             18.01%
    Highest contract charges          2.45%             1.04%             16.02%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.65%            (36.90)%
    Highest contract charges          2.47%             0.54%            (37.96)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.73%              2.67%
    Highest contract charges          2.44%             1.18%              0.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.38%             16.40%
    Highest contract charges          2.44%             2.50%             14.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             3.16%              7.03%
    Highest contract charges          1.36%               --               5.82%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT LARGE CAP CORE
 FUND
 2009  Lowest contract charges        229,656    $11.130070      $2,556,089
    Highest contract charges              625     10.281352           6,428
    Remaining contract charges      1,487,942            --      15,951,561
 2008  Lowest contract charges        253,603      8.935018       2,265,948
    Highest contract charges              647      8.395121           5,433
    Remaining contract charges      1,417,165            --      12,296,207
 2007  Lowest contract charges        255,013     13.100410       3,340,775
    Highest contract charges              647     12.520156           8,102
    Remaining contract charges        977,123            --      12,524,025
 2006  Lowest contract charges        196,797     11.925730       2,346,959
    Highest contract charges           16,504     11.602501         191,485
    Remaining contract charges        725,596            --       8,532,161
 2005  Lowest contract charges         98,962     10.641404       1,053,094
    Highest contract charges               87     10.521696             917
    Remaining contract charges        283,029            --       2,993,465
MFS CORE EQUITY SERIES
 2009  Lowest contract charges          8,066      0.955152           7,705
    Highest contract charges            8,307      5.590037          46,438
    Remaining contract charges        777,034            --       4,974,094
 2008  Lowest contract charges         10,826      0.730666           7,910
    Highest contract charges            8,073      4.332204          34,973
    Remaining contract charges        833,379            --       4,087,444
 2007  Lowest contract charges         38,964      1.216627          47,405
    Highest contract charges           10,545      7.308216          77,068
    Remaining contract charges      1,100,576            --       8,965,301
 2006  Lowest contract charges         38,966      1.108918          43,209
    Highest contract charges           11,003      6.748313          74,249
    Remaining contract charges      1,250,462            --       9,266,228
 2005  Lowest contract charges         54,465      0.987187          53,767
    Highest contract charges           11,180      6.086183          68,042
    Remaining contract charges      1,375,299            --       9,098,326

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT LARGE CAP CORE
 FUND
 2009  Lowest contract charges        0.75%             0.76%             24.57%
    Highest contract charges          2.45%             0.76%             22.47%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.91%            (31.80)%
    Highest contract charges          2.45%             0.91%            (32.95)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.70%              9.85%
    Highest contract charges          2.59%             2.94%              8.00%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.80%             12.07%
    Highest contract charges          2.39%             0.97%             10.24%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.75%              6.41%
    Highest contract charges          2.46%             0.37%              5.22%
    Remaining contract charges          --                --                 --
MFS CORE EQUITY SERIES
 2009  Lowest contract charges        1.30%             1.82%             30.72%
    Highest contract charges          2.60%             1.66%             29.03%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             1.35%            (39.94)%
    Highest contract charges          2.61%             0.76%            (40.72)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.34%              9.71%
    Highest contract charges          2.59%             0.34%              8.30%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.46%             12.33%
    Highest contract charges          2.60%             0.44%             10.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.75%              0.37%
    Highest contract charges          2.59%             0.75%             (0.92)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS GROWTH SERIES
 2009  Lowest contract charges         16,271     $1.144725         $18,626
    Highest contract charges              753     13.538101          10,190
    Remaining contract charges      1,253,879            --       7,426,152
 2008  Lowest contract charges          2,150      0.842336           1,811
    Highest contract charges           56,773      3.905447         221,725
    Remaining contract charges      1,341,446            --       5,874,734
 2007  Lowest contract charges         28,797      1.363595          39,267
    Highest contract charges           60,924      6.405207         390,230
    Remaining contract charges      1,557,230            --      11,023,207
 2006  Lowest contract charges         28,800      1.140051          32,834
    Highest contract charges           62,045      5.425208         336,609
    Remaining contract charges      1,796,275            --      10,744,058
 2005  Lowest contract charges         28,806      1.070477          30,836
    Highest contract charges           61,057      5.160816         315,106
    Remaining contract charges      1,849,177            --      10,463,520
MFS INVESTORS GROWTH STOCK
 SERIES
 2009  Lowest contract charges          3,841      0.994908           3,822
    Highest contract charges           20,237      5.843542         118,256
    Remaining contract charges        724,796            --       4,693,098
 2008  Lowest contract charges          5,227      0.722254           3,775
    Highest contract charges            4,201      4.297575          18,056
    Remaining contract charges        789,763            --       3,735,737
 2007  Lowest contract charges          5,404      1.159127           6,264
    Highest contract charges           12,387      6.987543          86,554
    Remaining contract charges      1,011,035            --       7,667,402
 2006  Lowest contract charges          5,430      1.054520           5,726
    Highest contract charges           12,945      6.440092          83,365
    Remaining contract charges      1,244,343            --       8,688,201
 2005  Lowest contract charges          5,430      0.993086           5,392
    Highest contract charges           12,841      6.144286          78,898
    Remaining contract charges      1,324,440            --       8,713,830

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS GROWTH SERIES
 2009  Lowest contract charges        1.29%             0.13%             35.90%
    Highest contract charges          0.51%               --              34.08%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             0.51%            (38.23)%
    Highest contract charges          2.61%             0.25%            (39.03)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              19.61%
    Highest contract charges          2.59%               --              18.06%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               6.50%
    Highest contract charges          2.60%               --               5.12%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --               7.78%
    Highest contract charges          2.59%               --               6.39%
    Remaining contract charges          --                --                 --
MFS INVESTORS GROWTH STOCK
 SERIES
 2009  Lowest contract charges        1.31%             0.82%             37.75%
    Highest contract charges          2.59%             0.91%             35.97%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.58%            (37.69)%
    Highest contract charges          2.61%             0.68%            (38.50)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.29%             0.32%              9.92%
    Highest contract charges          2.59%             0.33%              8.50%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.29%               --               6.19%
    Highest contract charges          2.60%               --               4.81%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.39%              3.14%
    Highest contract charges          2.58%             0.32%              1.81%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2009  Lowest contract charges         15,041     $1.101446         $16,567
    Highest contract charges            2,123     12.628415          26,813
    Remaining contract charges      1,797,189            --      15,232,801
 2008  Lowest contract charges          5,307      0.879327           4,667
    Highest contract charges           46,079      6.579279         303,165
    Remaining contract charges      1,869,059            --      12,732,487
 2007  Lowest contract charges          5,831      1.331219           7,763
    Highest contract charges           57,113     10.091082         576,328
    Remaining contract charges      2,170,566            --      22,551,785
 2006  Lowest contract charges          6,525      1.222627           7,978
    Highest contract charges           59,456      9.389215         558,248
    Remaining contract charges      2,434,128            --      23,393,700
 2005  Lowest contract charges         32,008      1.096187          35,087
    Highest contract charges           57,289      8.528364         488,583
    Remaining contract charges      2,655,349            --      23,081,261
MFS TOTAL RETURN SERIES
 2009  Lowest contract charges         50,932      9.390499         478,281
    Highest contract charges           13,753     11.833482         162,740
    Remaining contract charges     11,431,622            --     142,607,314
 2008  Lowest contract charges          6,140      8.056854          49,472
    Highest contract charges          264,849     10.566125       2,798,431
    Remaining contract charges     12,852,196            --     138,918,296
 2007  Lowest contract charges        207,915      1.329842         276,494
    Highest contract charges          309,231     13.927118       4,306,697
    Remaining contract charges     15,209,015            --     217,660,744
 2006  Lowest contract charges        259,198      1.292758         335,079
    Highest contract charges          324,746     13.715825       4,454,155
    Remaining contract charges     16,872,811            --     236,283,998
 2005  Lowest contract charges        332,578      1.170452         389,266
    Highest contract charges          331,524     12.580684       4,170,798
    Remaining contract charges     17,558,165            --     224,123,127
MFS VALUE SERIES
 2009  Lowest contract charges        136,034      8.840590       1,202,620
    Highest contract charges           20,933      8.792133         184,043
    Remaining contract charges             --            --              --
 2008  Lowest contract charges         42,853      7.292241         312,492
    Highest contract charges            5,324      7.274058          38,730
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS INVESTORS TRUST SERIES
 2009  Lowest contract charges        1.30%             0.85%             25.26%
    Highest contract charges          0.07%               --              23.58%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             0.85%            (33.95)%
    Highest contract charges          2.61%             0.87%            (34.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.29%             0.83%              8.88%
    Highest contract charges          2.59%             0.81%              7.48%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.53%             11.54%
    Highest contract charges          2.60%             0.52%             10.09%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.56%              5.93%
    Highest contract charges          2.58%             0.48%              4.56%
    Remaining contract charges          --                --                 --
MFS TOTAL RETURN SERIES
 2009  Lowest contract charges        0.99%             0.67%             16.55%
    Highest contract charges          2.64%               --              14.94%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.82%               --             (21.52)%
    Highest contract charges          2.61%             3.16%            (24.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.48%              2.87%
    Highest contract charges          2.59%             2.56%              1.54%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.59%             10.45%
    Highest contract charges          2.60%             2.31%              9.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             2.06%              1.49%
    Highest contract charges          2.59%             1.91%              0.18%
    Remaining contract charges          --                --                 --
MFS VALUE SERIES
 2009  Lowest contract charges        1.00%             1.03%             21.23%
    Highest contract charges          1.29%             0.74%             20.87%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.82%               --             (30.80)%
    Highest contract charges          1.07%               --             (30.93)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF EQUITY AND
 INCOME PORTFOLIO
 2009  Lowest contract charges        159,759    $13.997917      $2,236,297
    Highest contract charges           12,010     13.021034         156,382
    Remaining contract charges      1,212,938            --      16,373,849
 2008  Lowest contract charges        188,955     11.600634       2,192,002
    Highest contract charges           11,757     10.910358         128,268
    Remaining contract charges      1,308,232            --      14,726,806
 2007  Lowest contract charges        263,409     15.230246       4,011,786
    Highest contract charges           23,255     14.482570         336,799
    Remaining contract charges      1,521,990            --      22,602,790
 2006  Lowest contract charges        278,722     14.957667       4,168,996
    Highest contract charges           23,276     14.380670         334,726
    Remaining contract charges      1,669,102            --      24,466,318
 2005  Lowest contract charges        274,202     13.487418       3,698,280
    Highest contract charges           25,650     13.110525         336,279
    Remaining contract charges      1,768,563            --      23,517,328
VAN KAMPEN -- UIF CORE PLUS
 FIXED INCOME PORTFOLIO
 2009  Lowest contract charges        393,930      1.189467         468,566
    Highest contract charges              160     10.971449           1,751
    Remaining contract charges      7,650,518            --     101,791,293
 2008  Lowest contract charges        396,415      1.099033         435,673
    Highest contract charges           85,520     11.834817       1,012,113
    Remaining contract charges      7,738,984            --      95,815,020
 2007  Lowest contract charges        524,392      1.239946         650,218
    Highest contract charges          118,745     13.527056       1,606,274
    Remaining contract charges      9,396,929            --     132,055,171
 2006  Lowest contract charges        891,362      1.191205       1,061,797
    Highest contract charges          118,644     13.165406       1,561,995
    Remaining contract charges     10,214,345            --     138,844,077
 2005  Lowest contract charges      1,129,598      1.163384       1,314,156
    Highest contract charges          110,382     13.026094       1,437,853
    Remaining contract charges     10,686,384            --     142,781,370

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF EQUITY AND
 INCOME PORTFOLIO
 2009  Lowest contract charges        1.50%             2.88%             20.67%
    Highest contract charges          2.60%             2.72%             19.35%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.51%             2.38%            (23.83)%
    Highest contract charges          2.61%             2.34%            (24.67)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%             1.82%              1.82%
    Highest contract charges          2.59%             1.79%              0.71%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             1.16%             10.90%
    Highest contract charges          2.60%             1.15%              9.69%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%             0.66%              5.78%
    Highest contract charges          2.59%             0.68%              4.63%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF CORE PLUS
 FIXED INCOME PORTFOLIO
 2009  Lowest contract charges        1.30%             8.48%              8.23%
    Highest contract charges          2.84%               --               6.56%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             4.67%            (11.36)%
    Highest contract charges          2.61%             4.91%            (12.51)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             4.09%              4.09%
    Highest contract charges          2.59%             3.61%              2.75%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             4.72%              2.39%
    Highest contract charges          2.60%             3.99%              1.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             3.55%              2.87%
    Highest contract charges          2.59%             3.55%              1.54%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF EMERGING
 MARKETS DEBT PORTFOLIO
 2009  Lowest contract charges         14,163     $1.925064         $27,265
    Highest contract charges               89     13.505418           1,196
    Remaining contract charges        463,463            --      10,372,366
 2008  Lowest contract charges          7,066      1.497766          10,583
    Highest contract charges            6,557     18.314140         120,078
    Remaining contract charges        433,576            --       7,606,152
 2007  Lowest contract charges         53,005      1.784655          94,597
    Highest contract charges            7,046     22.107798         155,773
    Remaining contract charges        529,221            --      11,175,592
 2006  Lowest contract charges         53,395      1.697139          90,623
    Highest contract charges            9,285     21.298708         197,757
    Remaining contract charges        620,021            --      12,411,423
 2005  Lowest contract charges         21,642      1.551646          33,580
    Highest contract charges            9,482     19.727481         187,062
    Remaining contract charges        673,492            --      12,239,295
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 2009  Lowest contract charges         89,936     16.701612       1,502,068
    Highest contract charges              343     17.639096           6,051
    Remaining contract charges      5,513,314            --      91,734,203
 2008  Lowest contract charges         68,837      9.891401         680,895
    Highest contract charges           12,207     12.424182         151,662
    Remaining contract charges      4,879,797            --      48,763,600
 2007  Lowest contract charges        105,819     23.038258       2,437,894
    Highest contract charges           11,434     29.399461         336,150
    Remaining contract charges      4,943,228            --     117,176,890
 2006  Lowest contract charges         43,349     16.525505         716,343
    Highest contract charges           12,579     21.482782         270,229
    Remaining contract charges      3,352,293            --      59,869,961
 2005  Lowest contract charges         17,733     12.138274         215,245
    Highest contract charges           10,882     16.076611         174,947
    Remaining contract charges      1,840,437            --      26,058,806

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF EMERGING
 MARKETS DEBT PORTFOLIO
 2009  Lowest contract charges        1.30%             8.59%             28.53%
    Highest contract charges          0.52%               --              26.81%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.32%             2.35%            (16.08)%
    Highest contract charges          2.60%             7.37%            (17.16)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             7.16%              5.16%
    Highest contract charges          2.60%             7.16%              3.80%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%            10.04%              9.38%
    Highest contract charges          2.60%             8.89%              7.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             5.64%             10.80%
    Highest contract charges          2.59%             7.56%              9.37%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 2009  Lowest contract charges        0.75%               --              68.85%
    Highest contract charges          2.83%               --              65.08%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (57.07)%
    Highest contract charges          2.61%               --             (57.74)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.35%             39.41%
    Highest contract charges          2.59%             0.44%             36.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.76%             36.14%
    Highest contract charges          2.60%             0.79%             33.63%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.11%             34.19%
    Highest contract charges          2.57%             0.34%             30.42%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF HIGH YIELD
 PORTFOLIO
 2009  Lowest contract charges         57,718     $1.485964         $85,767
    Highest contract charges              181     14.926190           2,699
    Remaining contract charges      1,678,451            --      20,090,448
 2008  Lowest contract charges         53,259      1.059525          56,430
    Highest contract charges           50,598      8.164682         413,114
    Remaining contract charges      1,567,352            --      13,479,375
 2007  Lowest contract charges         58,548      1.391435          81,465
    Highest contract charges           59,315     10.862917         644,339
    Remaining contract charges      1,983,364            --      22,532,621
 2006  Lowest contract charges         77,194      1.355279         104,619
    Highest contract charges           58,825     10.719109         630,546
    Remaining contract charges      2,393,088            --      26,643,846
 2005  Lowest contract charges         69,187      1.264029          87,455
    Highest contract charges           50,821     10.128146         514,725
    Remaining contract charges      2,800,611            --      29,281,502
VAN KAMPEN -- UIF MID CAP
 GROWTH PORTFOLIO
 2009  Lowest contract charges        324,458     12.842311       4,166,793
    Highest contract charges            4,484     11.828510          53,036
    Remaining contract charges      2,737,174            --      33,658,862
 2008  Lowest contract charges        338,870      8.222129       2,786,231
    Highest contract charges            3,124      7.702651          24,065
    Remaining contract charges      2,712,186            --      21,522,207
 2007  Lowest contract charges        255,481     15.576117       3,979,396
    Highest contract charges              800     14.842715          11,877
    Remaining contract charges      2,038,347            --      30,934,410
 2006  Lowest contract charges        184,498     12.799102       2,361,411
    Highest contract charges              711     12.405408           8,823
    Remaining contract charges      1,006,632            --      12,676,944
 2005  Lowest contract charges         75,698     11.815831         894,440
    Highest contract charges              127     11.648761           1,478
    Remaining contract charges        369,411            --       4,333,983

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF HIGH YIELD
 PORTFOLIO
 2009  Lowest contract charges        1.30%             7.51%             40.25%
    Highest contract charges          2.83%               --              38.09%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             9.12%            (23.85)%
    Highest contract charges          2.61%             9.30%            (24.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             9.49%              2.67%
    Highest contract charges          2.59%             9.41%              1.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             8.29%              7.22%
    Highest contract charges          2.60%             8.09%              5.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             8.68%             (0.25)%
    Highest contract charges          2.58%             6.72%             (1.54)%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF MID CAP
 GROWTH PORTFOLIO
 2009  Lowest contract charges        0.75%               --              56.19%
    Highest contract charges          2.44%               --              53.56%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.72%            (47.21)%
    Highest contract charges          2.45%             0.72%            (48.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%               --              21.70%
    Highest contract charges          2.44%               --              19.65%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --               8.32%
    Highest contract charges          2.43%               --               6.50%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              24.28%
    Highest contract charges          1.37%               --              22.88%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges        295,277    $11.298285      $3,336,123
    Highest contract charges              307     14.293727           4,391
    Remaining contract charges      4,328,875            --      55,925,526
 2008  Lowest contract charges        308,845      8.180000       2,526,354
    Highest contract charges           62,083     11.484152         712,974
    Remaining contract charges      5,042,149            --      47,528,899
 2007  Lowest contract charges        237,453     14.068913       3,340,712
    Highest contract charges           79,103     20.076072       1,588,068
    Remaining contract charges      5,897,336            --      97,646,483
 2006  Lowest contract charges         98,892     13.156067       1,301,016
    Highest contract charges           87,700     19.105897       1,675,578
    Remaining contract charges      6,088,556            --      94,783,859
 2005  Lowest contract charges         26,978     10.988986         296,462
    Highest contract charges           79,878     16.246380       1,297,736
    Remaining contract charges      6,022,762            --      78,887,992
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2009  Lowest contract charges      2,463,481      1.084382       2,671,354
    Highest contract charges               71     16.538207           1,168
    Remaining contract charges      5,002,402            --      77,448,850
 2008  Lowest contract charges      3,294,958      0.639343       2,106,608
    Highest contract charges           11,279      3.791872          42,768
    Remaining contract charges      5,816,906            --      54,221,748
 2007  Lowest contract charges      3,966,374      1.333634       5,289,691
    Highest contract charges            8,958      8.036551          71,989
    Remaining contract charges      7,434,350            --     142,432,719
 2006  Lowest contract charges      5,235,780      1.100382       5,761,358
    Highest contract charges            8,112      6.733865          54,623
    Remaining contract charges      9,217,191            --     151,778,398
 2005  Lowest contract charges      5,526,725      1.110661       6,138,318
    Highest contract charges            8,086      6.903285          55,822
    Remaining contract charges     11,515,620            --     202,389,241

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges        0.75%             1.15%             38.12%
    Highest contract charges          2.83%               --              35.30%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.78%            (41.86)%
    Highest contract charges          2.61%             0.88%            (42.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.60%              6.94%
    Highest contract charges          2.59%             0.67%              5.08%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.19%             19.72%
    Highest contract charges          2.60%             0.28%             17.60%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%             0.04%             13.94%
    Highest contract charges          2.59%             0.32%              9.43%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2009  Lowest contract charges        1.30%             0.12%             69.61%
    Highest contract charges          0.51%               --              66.95%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.41%            (52.06)%
    Highest contract charges          2.61%             0.07%            (52.82)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              21.20%
    Highest contract charges          2.59%               --              19.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.02%             (0.93)%
    Highest contract charges          2.60%               --              (2.45)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.71%             12.92%
    Highest contract charges          2.59%             0.45%             11.23%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- BALANCED
 PORTFOLIO
 2009  Lowest contract charges      1,586,270     $1.223342      $1,940,551
    Highest contract charges            1,841     12.070955          22,220
    Remaining contract charges      2,053,546            --      35,351,365
 2008  Lowest contract charges      1,732,141      1.037274       1,796,704
    Highest contract charges           51,701     10.373048         536,294
    Remaining contract charges      2,418,192            --      34,802,165
 2007  Lowest contract charges      2,009,582      1.356218       2,725,431
    Highest contract charges           58,545     13.762785         805,748
    Remaining contract charges      3,037,961            --      57,987,061
 2006  Lowest contract charges      2,171,547      1.322920       2,872,785
    Highest contract charges           49,004     13.634590         668,155
    Remaining contract charges      3,704,180            --      70,645,313
 2005  Lowest contract charges      2,451,168      1.189469       2,915,588
    Highest contract charges           53,683     12.453701         668,552
    Remaining contract charges      4,337,373            --      77,937,820
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2009  Lowest contract charges        203,433      1.271828         258,732
    Highest contract charges               76     16.313656           1,242
    Remaining contract charges      2,490,860            --      15,978,666
 2008  Lowest contract charges        263,167      0.758844         199,703
    Highest contract charges           21,108      2.531990          53,445
    Remaining contract charges      2,769,401            --      10,803,171
 2007  Lowest contract charges        399,955      1.508588         603,368
    Highest contract charges           27,978      5.111479         143,009
    Remaining contract charges      3,238,039            --      25,986,320
 2006  Lowest contract charges        461,734      1.280881         591,423
    Highest contract charges           30,718      4.405475         135,328
    Remaining contract charges      4,067,193            --      28,291,147
 2005  Lowest contract charges        512,110      1.203121         616,130
    Highest contract charges           24,926      4.204831         104,812
    Remaining contract charges      4,897,779            --      33,672,969

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- BALANCED
 PORTFOLIO
 2009  Lowest contract charges        1.30%             3.02%             17.94%
    Highest contract charges          0.06%               --              15.96%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.81%            (23.52)%
    Highest contract charges          2.61%             0.77%            (24.63)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.57%              2.52%
    Highest contract charges          2.59%             2.42%              0.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.60%             11.22%
    Highest contract charges          2.60%             2.34%              9.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             2.25%              6.81%
    Highest contract charges          2.59%             2.05%              5.12%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2009  Lowest contract charges        1.30%               --              67.60%
    Highest contract charges          0.51%               --              64.86%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%               --             (49.70)%
    Highest contract charges          2.61%               --             (50.47)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              17.78%
    Highest contract charges          2.59%               --              16.03%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               6.46%
    Highest contract charges          2.60%               --               4.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%               --              21.04%
    Highest contract charges          2.59%               --              19.09%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2009  Lowest contract charges        522,931     $1.577208        $824,771
    Highest contract charges               76     15.996019           1,220
    Remaining contract charges      1,377,544            --      25,429,545
 2008  Lowest contract charges        638,658      0.995874         636,023
    Highest contract charges            7,651      5.453858          41,726
    Remaining contract charges      1,519,356            --      18,473,286
 2007  Lowest contract charges        879,375      1.942474       1,708,164
    Highest contract charges            9,506     10.806114         102,719
    Remaining contract charges      1,855,953            --      43,878,117
 2006  Lowest contract charges      1,207,626      1.600730       1,933,080
    Highest contract charges            9,825      9.042643          88,843
    Remaining contract charges      2,093,762            --      44,333,527
 2005  Lowest contract charges      1,218,274      1.465011       1,784,786
    Highest contract charges           10,389      8.405217          87,323
    Remaining contract charges      2,562,494            --      52,072,482
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2009  Lowest contract charges        482,914      1.278577         617,443
    Highest contract charges            1,104     12.325953          13,605
    Remaining contract charges      2,229,435            --      25,902,639
 2008  Lowest contract charges        599,452      1.081452         648,278
    Highest contract charges           24,062      8.586317         206,605
    Remaining contract charges      2,646,685            --      26,099,174
 2007  Lowest contract charges        831,886      1.397865       1,162,864
    Highest contract charges           25,268     11.282737         285,091
    Remaining contract charges      3,268,660            --      42,126,286
 2006  Lowest contract charges        913,616      1.363163       1,245,403
    Highest contract charges           24,019     11.173114         268,368
    Remaining contract charges      3,708,222            --      47,365,201
 2005  Lowest contract charges        898,042      1.305789       1,172,653
    Highest contract charges           22,011     10.851070         238,842
    Remaining contract charges      4,334,562            --      53,822,165

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2009  Lowest contract charges        1.30%               --              58.37%
    Highest contract charges          0.51%               --              55.85%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             0.73%            (48.73)%
    Highest contract charges          2.61%             0.48%            (49.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.41%             21.35%
    Highest contract charges          2.59%             0.15%             19.50%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               9.26%
    Highest contract charges          2.60%               --               7.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%               --              17.16%
    Highest contract charges          2.58%               --              15.37%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2009  Lowest contract charges        1.30%             7.29%             18.23%
    Highest contract charges          0.49%               --              16.10%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             2.50%            (22.64)%
    Highest contract charges          2.60%             2.15%            (23.90)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             6.13%              2.55%
    Highest contract charges          2.59%             5.92%              0.98%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             6.44%              4.39%
    Highest contract charges          2.60%             6.17%              2.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             6.94%              1.55%
    Highest contract charges          2.59%             6.76%             (0.01)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- DIVIDEND
 GROWTH PORTFOLIO
 2009  Lowest contract charges      3,151,868     $0.942550      $2,970,794
    Highest contract charges               77     12.614620             974
    Remaining contract charges      4,979,422            --      85,014,561
 2008  Lowest contract charges      3,785,263      0.767650       2,905,757
    Highest contract charges           46,858      7.563094         354,390
    Remaining contract charges      6,390,035            --      87,339,205
 2007  Lowest contract charges      4,723,678      1.226769       5,794,862
    Highest contract charges           56,244     12.275072         690,404
    Remaining contract charges      7,932,355            --     174,098,555
 2006  Lowest contract charges      6,191,248      1.191924       7,379,498
    Highest contract charges           62,104     12.119250         752,655
    Remaining contract charges      9,930,693            --     219,462,327
 2005  Lowest contract charges      6,575,504      1.085444       7,137,341
    Highest contract charges           62,934     11.207657         705,339
    Remaining contract charges     12,733,934            --     265,894,212
MORGAN STANLEY -- CAPITAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges        397,040      1.143469         454,003
    Highest contract charges               92     16.079902           1,474
    Remaining contract charges      3,003,755            --      27,025,182
 2008  Lowest contract charges        463,575      0.697147         323,180
    Highest contract charges           90,880      4.092333         371,911
    Remaining contract charges      3,463,897            --      19,341,712
 2007  Lowest contract charges        667,760      1.376764         919,348
    Highest contract charges          116,885      8.205665         959,119
    Remaining contract charges      3,808,451            --      43,882,413
 2006  Lowest contract charges        871,625      1.143977         997,120
    Highest contract charges          124,530      6.926968         862,617
    Remaining contract charges      4,573,711            --      45,388,744
 2005  Lowest contract charges        891,071      1.115013         993,556
    Highest contract charges          108,792      6.852504         745,499
    Remaining contract charges      4,262,311            --      46,830,657

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- DIVIDEND
 GROWTH PORTFOLIO
 2009  Lowest contract charges        1.30%             2.02%             22.78%
    Highest contract charges          0.51%               --              20.86%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.45%            (37.43)%
    Highest contract charges          2.61%             0.38%            (38.39)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.16%              2.92%
    Highest contract charges          2.60%             0.92%              1.29%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.33%              9.81%
    Highest contract charges          2.60%             1.09%              8.13%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             1.27%              4.21%
    Highest contract charges          2.59%             1.06%              2.61%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- CAPITAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges        1.30%               --              64.02%
    Highest contract charges          0.50%               --              61.35%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.31%             0.35%            (49.36)%
    Highest contract charges          2.61%               --             (50.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              20.35%
    Highest contract charges          2.59%               --              18.46%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               2.60%
    Highest contract charges          2.60%               --               1.09%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.35%             14.06%
    Highest contract charges          2.59%             0.27%             12.26%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2009  Lowest contract charges      1,183,561     $1.069991      $1,266,399
    Highest contract charges           17,954      9.696455         174,092
    Remaining contract charges     11,629,549            --     128,730,250
 2008  Lowest contract charges        814,432      1.083695         882,596
    Highest contract charges          439,819     10.165174       4,470,835
    Remaining contract charges     17,573,635            --     193,917,403
 2007  Lowest contract charges        569,155      1.072322         610,317
    Highest contract charges           74,895     10.215179         765,068
    Remaining contract charges      9,962,218            --     112,822,944
 2006  Lowest contract charges        891,930      1.035260         923,394
    Highest contract charges           46,293     10.017061         463,720
    Remaining contract charges      9,998,240            --     111,913,167
 2005  Lowest contract charges        621,325      1.002738         623,026
    Highest contract charges           33,656      9.853007         331,613
    Remaining contract charges      6,945,986            --      80,170,557
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2009  Lowest contract charges        528,382      1.465801         774,502
    Highest contract charges            1,610     12.353900          19,887
    Remaining contract charges      1,833,966            --      31,096,213
 2008  Lowest contract charges        622,256      1.253489         779,992
    Highest contract charges           12,811      7.453289          95,483
    Remaining contract charges      2,276,294            --      32,785,002
 2007  Lowest contract charges        826,001      1.895936       1,566,045
    Highest contract charges           14,385     11.449522         164,696
    Remaining contract charges      2,633,494            --      59,339,068
 2006  Lowest contract charges      1,216,657      1.602471       1,949,656
    Highest contract charges           14,837      9.826005         145,786
    Remaining contract charges      3,095,541            --      61,810,435
 2005  Lowest contract charges      1,235,797      1.347218       1,664,888
    Highest contract charges           15,604      8.392261         130,955
    Remaining contract charges      3,745,293            --      67,538,315

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2009  Lowest contract charges        1.30%             0.02%             (1.27)%
    Highest contract charges          2.82%             0.01%             (2.80)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             2.31%              1.06%
    Highest contract charges          2.59%             1.66%             (0.49)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             4.84%              3.58%
    Highest contract charges          2.58%             4.52%              1.98%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             4.44%              3.24%
    Highest contract charges          2.59%             4.42%              1.67%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             2.72%              1.40%
    Highest contract charges          2.59%             2.54%             (0.15)%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2009  Lowest contract charges        1.30%             3.49%             16.94%
    Highest contract charges          2.63%             3.22%             15.09%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             0.65%            (33.89)%
    Highest contract charges          2.60%             0.53%            (34.90)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.77%             18.31%
    Highest contract charges          2.59%             1.58%             16.52%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.11%             18.95%
    Highest contract charges          2.60%             1.84%             17.08%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             2.15%             14.78%
    Highest contract charges          2.59%             1.87%             13.03%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- EQUALLY
 WEIGHTED S&P 500 PORTFOLIO
 2009  Lowest contract charges      1,738,595     $1.275164      $2,216,993
    Highest contract charges            3,021     14.626833          44,193
    Remaining contract charges      5,191,936            --      88,543,073
 2008  Lowest contract charges      1,757,401      0.890452       1,564,881
    Highest contract charges           92,635      8.893738         823,868
    Remaining contract charges      5,949,424            --      72,053,274
 2007  Lowest contract charges      2,269,373      1.504079       3,413,316
    Highest contract charges          121,169     15.263891       1,849,503
    Remaining contract charges      7,407,375            --     152,028,597
 2006  Lowest contract charges      2,757,833      1.501713       4,141,475
    Highest contract charges          132,180     15.474905       2,045,475
    Remaining contract charges      8,679,884            --     184,885,143
 2005  Lowest contract charges      3,013,813      1.315013       3,963,204
    Highest contract charges          156,214     13.770088       2,151,077
    Remaining contract charges      9,439,482            --     187,033,465
VAN KAMPEN -- UIF SMALL
 COMPANY GROWTH PORTFOLIO
 2009  Lowest contract charges         86,729     11.841244       1,026,974
    Highest contract charges              780     14.885238          11,610
    Remaining contract charges        919,962            --      10,526,065
 2008  Lowest contract charges        104,163      8.196631         853,785
    Highest contract charges           36,380      7.779124         283,002
    Remaining contract charges      1,033,313            --       8,235,142
 2007  Lowest contract charges        106,050     13.969089       1,481,427
    Highest contract charges           45,926     13.404473         615,617
    Remaining contract charges      1,069,893            --      14,618,811
 2006  Lowest contract charges        132,946     13.772179       1,830,946
    Highest contract charges           46,174     13.361686         616,966
    Remaining contract charges      1,159,866            --      15,715,755
 2005  Lowest contract charges         61,604     12.500760         770,096
    Highest contract charges           38,133     12.262332         467,602
    Remaining contract charges        819,043            --      10,130,785

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- EQUALLY
 WEIGHTED S&P 500 PORTFOLIO
 2009  Lowest contract charges        1.30%             2.57%             43.20%
    Highest contract charges          0.51%               --              41.01%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.30%             2.06%            (40.80)%
    Highest contract charges          2.61%             1.81%            (41.73)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.50%              0.16%
    Highest contract charges          2.59%             1.20%             (1.36)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.30%             14.20%
    Highest contract charges          2.60%             1.01%             12.38%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.94%              6.42%
    Highest contract charges          2.59%             0.77%              4.81%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF SMALL
 COMPANY GROWTH PORTFOLIO
 2009  Lowest contract charges        1.50%               --              44.47%
    Highest contract charges          0.07%               --              42.82%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.50%               --             (41.32)%
    Highest contract charges          2.61%               --             (41.97)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --               1.43%
    Highest contract charges          2.60%               --               0.32%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --              10.17%
    Highest contract charges          2.60%               --               8.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.47%               --              11.20%
    Highest contract charges          2.58%               --               9.99%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF GLOBAL
 FRANCHISE PORTFOLIO
 2009  Lowest contract charges         71,869    $17.339968      $1,246,199
    Highest contract charges            2,166     13.155359          28,497
    Remaining contract charges      1,304,096            --      21,755,532
 2008  Lowest contract charges         66,619     13.585555         905,052
    Highest contract charges           61,670     12.777273         787,977
    Remaining contract charges      1,493,199            --      19,656,530
 2007  Lowest contract charges        109,723     19.407659       2,129,476
    Highest contract charges           90,791     18.455152       1,675,556
    Remaining contract charges      1,873,920            --      35,429,095
 2006  Lowest contract charges        110,234     17.945559       1,978,215
    Highest contract charges           82,546     17.253444       1,424,197
    Remaining contract charges      1,901,413            --      33,426,027
 2005  Lowest contract charges         78,056     14.991994       1,170,214
    Highest contract charges           74,780     14.573126       1,089,780
    Remaining contract charges      1,703,288            --      25,142,153
OPPENHEIMER MIDCAP FUND
 2009  Lowest contract charges         16,774      7.900012         132,515
    Highest contract charges              517      7.276105           3,759
    Remaining contract charges        483,317            --       3,664,952
 2008  Lowest contract charges         15,668      6.018009          94,288
    Highest contract charges              517      5.637671           2,913
    Remaining contract charges        494,319            --       2,877,778
 2007  Lowest contract charges         13,675     11.938399         163,259
    Highest contract charges              517     11.376060           5,877
    Remaining contract charges        489,745            --       5,704,321
 2006  Lowest contract charges          1,729     11.343436          19,602
    Highest contract charges            1,858     10.994400          20,425
    Remaining contract charges        311,478            --       3,474,115
 2005  Lowest contract charges            724     11.128286           8,061
    Highest contract charges            1,858     10.970872          20,382
    Remaining contract charges        103,319            --       1,140,671

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF GLOBAL
 FRANCHISE PORTFOLIO
 2009  Lowest contract charges        1.50%             7.91%             27.64%
    Highest contract charges          2.64%            13.19%             26.18%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.51%             1.83%            (30.00)%
    Highest contract charges          2.61%             1.83%            (30.77)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --               8.15%
    Highest contract charges          2.59%               --               6.97%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             1.34%             19.70%
    Highest contract charges          2.60%             1.36%             18.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%               --              10.31%
    Highest contract charges          2.58%               --               9.10%
    Remaining contract charges          --                --                 --
OPPENHEIMER MIDCAP FUND
 2009  Lowest contract charges        0.75%               --              31.27%
    Highest contract charges          2.46%               --              29.06%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (49.59)%
    Highest contract charges          2.46%               --             (50.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%               --               5.25%
    Highest contract charges          2.47%               --               3.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --               1.93%
    Highest contract charges          2.47%               --               0.21%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              17.17%
    Highest contract charges          2.39%               --              15.86%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2009  Lowest contract charges        166,185     $9.884059      $1,642,586
    Highest contract charges              781     14.406614          11,248
    Remaining contract charges     10,534,665            --     100,067,403
 2008  Lowest contract charges        182,835      6.908280       1,263,075
    Highest contract charges            3,919      6.471717          25,361
    Remaining contract charges     11,601,628            --      77,622,959
 2007  Lowest contract charges        131,777     12.809096       1,687,942
    Highest contract charges            3,128     12.205811          38,179
    Remaining contract charges      8,880,148            --     111,023,203
 2006  Lowest contract charges         61,339     11.334601         695,273
    Highest contract charges            2,879     10.985837          31,623
    Remaining contract charges      5,525,571            --      61,589,138
 2005  Lowest contract charges         31,233     10.605266         331,235
    Highest contract charges            2,595     10.455204          27,132
    Remaining contract charges      2,108,342            --      22,178,068
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2009  Lowest contract charges      1,803,648     11.580745      20,887,581
    Highest contract charges            5,977      8.158560          48,759
    Remaining contract charges     24,345,751            --     271,215,752
 2008  Lowest contract charges      2,043,940      8.372758      17,113,418
    Highest contract charges            4,694      5.999599          28,160
    Remaining contract charges     26,951,930            --     218,782,165
 2007  Lowest contract charges      1,656,358     14.137670      23,417,039
    Highest contract charges            1,387     10.304583          14,295
    Remaining contract charges     25,662,095            --     354,414,242
 2006  Lowest contract charges        723,831     13.427502       9,719,222
    Highest contract charges          206,802     13.026465       2,693,904
    Remaining contract charges     13,770,335            --     182,005,470
 2005  Lowest contract charges         92,592     11.527071       1,067,313
    Highest contract charges           96,913     11.368801       1,101,787
    Remaining contract charges      2,746,868            --      31,411,985

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2009  Lowest contract charges        0.75%             0.01%             43.08%
    Highest contract charges          2.62%               --              40.39%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (46.07)%
    Highest contract charges          2.45%               --             (46.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.01%             13.01%
    Highest contract charges          2.44%             0.01%             11.11%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.15%              6.88%
    Highest contract charges          2.45%             0.19%              5.08%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.22%
    Highest contract charges          2.39%               --               7.99%
    Remaining contract charges          --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2009  Lowest contract charges        0.75%             1.98%             38.32%
    Highest contract charges          2.44%             1.67%             35.99%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.18%            (40.78)%
    Highest contract charges          2.45%             1.30%            (41.78)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.85%              5.29%
    Highest contract charges          1.80%               --              (1.60)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.35%             16.49%
    Highest contract charges          2.40%             0.69%             14.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              19.81%
    Highest contract charges          2.33%               --              18.50%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2009  Lowest contract charges         56,318     $9.553191        $538,019
    Highest contract charges            2,511      8.798832          22,090
    Remaining contract charges      1,456,019            --      13,000,011
 2008  Lowest contract charges         51,049      7.519888         383,885
    Highest contract charges            2,519      7.044732          17,747
    Remaining contract charges      1,584,583            --      11,438,545
 2007  Lowest contract charges         56,859     12.344736         701,911
    Highest contract charges            2,943     11.763316          34,614
    Remaining contract charges      1,592,072            --      19,181,768
 2006  Lowest contract charges         33,525     11.941867         400,364
    Highest contract charges            8,311     11.574490          96,192
    Remaining contract charges        998,724            --      11,723,654
 2005  Lowest contract charges         32,157     10.484476         337,148
    Highest contract charges            8,050     10.336121          83,210
    Remaining contract charges        359,481            --       3,737,933
OPPENHEIMER MAIN STREET SMALL
 CAP FUND
 2009  Lowest contract charges         84,092     10.215848         859,070
    Highest contract charges            1,070      9.409166          10,071
    Remaining contract charges     14,014,943            --     137,382,382
 2008  Lowest contract charges         97,748      7.519269         734,996
    Highest contract charges            1,083      7.044132           7,627
    Remaining contract charges     15,540,126            --     113,056,323
 2007  Lowest contract charges        112,489     12.219796       1,374,592
    Highest contract charges            1,129     11.644211          13,151
    Remaining contract charges     14,978,099            --     178,577,475
 2006  Lowest contract charges         68,091     12.485517         850,137
    Highest contract charges            6,248     12.101367          75,613
    Remaining contract charges     10,082,985            --     123,766,649
 2005  Lowest contract charges         12,441     10.971347         136,496
    Highest contract charges            5,832     10.816124          63,083
    Remaining contract charges      2,777,040            --      30,219,289

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2009  Lowest contract charges        0.75%             1.48%             27.04%
    Highest contract charges          2.45%             1.60%             24.90%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.22%            (39.08)%
    Highest contract charges          2.46%             1.31%            (40.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.63%              3.37%
    Highest contract charges          2.45%             1.05%              1.63%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.09%             13.90%
    Highest contract charges          2.45%             0.97%             11.98%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.14%
    Highest contract charges          2.39%               --               7.91%
    Remaining contract charges          --                --                 --
OPPENHEIMER MAIN STREET SMALL
 CAP FUND
 2009  Lowest contract charges        0.75%             0.65%             35.86%
    Highest contract charges          2.45%             0.63%             33.58%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.29%            (38.47)%
    Highest contract charges          2.46%             0.28%            (39.51)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.14%             (2.13)%
    Highest contract charges          2.45%             0.22%             (3.78)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.01%             13.80%
    Highest contract charges          2.46%             0.02%             11.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --              17.80%
    Highest contract charges          2.39%               --              16.48%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 2009  Lowest contract charges        329,475    $19.974918      $6,581,244
    Highest contract charges              705     15.786484          11,136
    Remaining contract charges      5,205,148            --      91,262,721
 2008  Lowest contract charges        415,676     12.954271       5,384,784
    Highest contract charges           17,075      9.394683         160,417
    Remaining contract charges      3,869,327            --      45,119,497
 2007  Lowest contract charges        381,212     18.865269       7,191,676
    Highest contract charges           16,940     13.916279         235,739
    Remaining contract charges      3,572,670            --      61,805,263
 2006  Lowest contract charges        103,180     18.253223       1,883,376
    Highest contract charges            3,408     13.695602          46,676
    Remaining contract charges      1,699,537            --      28,308,569
 2005  Lowest contract charges         14,738     17.301813         254,999
    Highest contract charges            1,099     13.204279          14,506
    Remaining contract charges        572,567            --       8,941,378
PUTNAM VT GLOBAL ASSET
 ALLOCATION
 2009  Lowest contract charges         43,012     34.164535       1,469,484
    Highest contract charges           30,068      9.655170         290,315
    Remaining contract charges        698,641            --      14,225,094
 2008  Lowest contract charges         43,135     25.458789       1,098,169
    Highest contract charges           46,631      7.314486         341,078
    Remaining contract charges        679,258            --      10,651,901
 2007  Lowest contract charges         47,948     38.469378       1,844,542
    Highest contract charges           44,727     11.236730         502,580
    Remaining contract charges        646,439            --      15,829,489
 2006  Lowest contract charges         29,464     37.652345       1,109,417
    Highest contract charges           54,797     11.181051         612,685
    Remaining contract charges        428,260            --       9,287,712
 2005  Lowest contract charges         12,977     33.613874         436,206
    Highest contract charges           31,781     10.147839         322,506
    Remaining contract charges         95,742            --       2,477,510

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 2009  Lowest contract charges        0.75%             7.42%             54.20%
    Highest contract charges          2.62%               --              51.30%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             6.04%            (31.33)%
    Highest contract charges          2.45%             6.02%            (32.49)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             3.32%              3.35%
    Highest contract charges          2.43%             2.78%              1.61%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.29%              5.50%
    Highest contract charges          2.45%             5.97%              3.72%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               2.19%
    Highest contract charges          2.40%               --               1.04%
    Remaining contract charges          --                --                 --
PUTNAM VT GLOBAL ASSET
 ALLOCATION
 2009  Lowest contract charges        0.75%             6.10%             34.20%
    Highest contract charges          2.40%             5.48%             32.00%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             3.74%            (33.82)%
    Highest contract charges          2.40%             3.81%            (34.91)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.45%              2.17%
    Highest contract charges          2.40%             0.50%              0.50%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.41%             12.01%
    Highest contract charges          2.39%             2.71%             10.18%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --               7.04%
    Highest contract charges          2.35%               --               5.87%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 2009  Lowest contract charges         12,216    $43.659846        $533,357
    Highest contract charges           15,961      8.452551         134,913
    Remaining contract charges        289,776            --       6,462,879
 2008  Lowest contract charges         16,433     33.886310         556,867
    Highest contract charges           16,783      6.669551         111,932
    Remaining contract charges        309,665            --       5,430,085
 2007  Lowest contract charges         25,149     55.693138       1,400,633
    Highest contract charges           20,908     11.144502         233,005
    Remaining contract charges        340,573            --       9,644,633
 2006  Lowest contract charges         14,976     59.718647         894,403
    Highest contract charges           22,193     12.148945         269,616
    Remaining contract charges        240,346            --       6,943,688
 2005  Lowest contract charges          6,142     51.909104         318,801
    Highest contract charges           14,186     10.735847         152,301
    Remaining contract charges         71,064            --       2,048,597
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME
 2009  Lowest contract charges         15,743      6.556827         103,224
    Highest contract charges            6,383      6.314339          40,304
    Remaining contract charges        107,464            --         701,932
 2008  Lowest contract charges         46,343      5.235104         242,611
    Highest contract charges            7,273      5.125422          37,275
    Remaining contract charges        118,274            --         613,319
 2007  Lowest contract charges          3,762      9.771491          36,756
    Highest contract charges            1,190      9.734619          11,582
    Remaining contract charges         19,462            --         189,748
PUTNAM VT INTERNATIONAL EQUITY
 2009  Lowest contract charges        106,577     18.350770       1,955,771
    Highest contract charges            4,312      6.831196          29,454
    Remaining contract charges      8,482,486            --     111,244,125
 2008  Lowest contract charges        146,356     14.834573       2,171,135
    Highest contract charges            4,316      5.617009          24,245
    Remaining contract charges      9,736,546            --     103,757,433
 2007  Lowest contract charges        153,023     26.666709       4,080,629
    Highest contract charges            4,289     10.270794          44,051
    Remaining contract charges      9,141,993            --     176,142,686
 2006  Lowest contract charges         63,066     24.793041       1,563,620
    Highest contract charges          282,850     12.560151       3,552,633
    Remaining contract charges      6,914,868            --     122,230,683
 2005  Lowest contract charges         18,888     19.558296         369,410
    Highest contract charges          139,793     10.073002       1,408,139
    Remaining contract charges      2,821,734            --      37,304,941

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 2009  Lowest contract charges        0.75%             2.69%             28.84%
    Highest contract charges          2.40%             2.70%             26.73%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.31%            (39.16)%
    Highest contract charges          2.41%             2.16%            (40.15)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.12%             (6.74)%
    Highest contract charges          2.39%             1.11%             (8.27)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.31%             15.05%
    Highest contract charges          2.40%             1.35%             13.16%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --               8.12%
    Highest contract charges          2.36%               --               6.94%
    Remaining contract charges          --                --                 --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME
 2009  Lowest contract charges        0.75%               --              25.25%
    Highest contract charges          2.40%               --              23.20%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.98%            (46.43)%
    Highest contract charges          2.38%             0.39%            (47.30)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.20%               --              (1.06)%
    Highest contract charges          0.56%               --              (1.24)%
    Remaining contract charges          --                --                 --
PUTNAM VT INTERNATIONAL EQUITY
 2009  Lowest contract charges        0.75%               --              23.70%
    Highest contract charges          2.45%               --              21.62%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.16%            (44.37)%
    Highest contract charges          2.46%             2.12%            (45.31)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.18%              7.56%
    Highest contract charges          1.85%               --              (1.78)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.46%             26.77%
    Highest contract charges          2.40%             0.52%             24.69%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              14.66%
    Highest contract charges          2.35%               --              13.41%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT INVESTORS
 2009  Lowest contract charges         68,518     $8.237992        $564,451
    Highest contract charges              803      5.489267           4,409
    Remaining contract charges      9,081,574            --      65,286,579
 2008  Lowest contract charges         97,311      6.344414         617,379
    Highest contract charges              807      4.299982           3,469
    Remaining contract charges     10,041,026            --      55,823,970
 2007  Lowest contract charges        106,516     10.573923       1,126,293
    Highest contract charges              753      7.289828           5,488
    Remaining contract charges      4,916,487            --      45,714,453
 2006  Lowest contract charges         66,801     11.233877         750,433
    Highest contract charges           16,852      7.889516         132,952
    Remaining contract charges        718,428            --       6,978,839
 2005  Lowest contract charges         17,011      9.934290         168,989
    Highest contract charges           14,449      7.092883         102,482
    Remaining contract charges        101,205            --         873,168
PUTNAM VT SMALL CAP VALUE
 2009  Lowest contract charges         86,734     18.419681       1,597,607
    Highest contract charges              404     14.612504           5,905
    Remaining contract charges      4,420,685            --      75,255,100
 2008  Lowest contract charges         99,828     14.109315       1,408,509
    Highest contract charges              462     11.385034           5,256
    Remaining contract charges      4,829,138            --      63,475,722
 2007  Lowest contract charges        108,047     23.443202       2,532,960
    Highest contract charges            1,062     19.242065          20,432
    Remaining contract charges      5,491,727            --     120,977,961
 2006  Lowest contract charges         82,053     27.061733       2,220,481
    Highest contract charges            1,047     22.593352          23,660
    Remaining contract charges      4,143,332            --     105,687,390
 2005  Lowest contract charges         38,348     23.245262         891,403
    Highest contract charges              306     19.739785           6,045
    Remaining contract charges      1,405,303            --      30,930,487

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT INVESTORS
 2009  Lowest contract charges        0.75%             1.20%             29.85%
    Highest contract charges          2.45%             1.13%             27.66%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             0.26%            (40.00)%
    Highest contract charges          2.46%             0.25%            (41.01)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.30%             (5.88)%
    Highest contract charges          2.44%               --              (7.46)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.26%             13.08%
    Highest contract charges          2.40%             0.40%             11.23%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --              13.42%
    Highest contract charges          2.36%               --              12.18%
    Remaining contract charges          --                --                 --
PUTNAM VT SMALL CAP VALUE
 2009  Lowest contract charges        0.75%             1.74%             30.55%
    Highest contract charges          2.45%             1.70%             28.35%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.45%            (39.82)%
    Highest contract charges          2.46%             1.53%            (40.83)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.53%            (13.37)%
    Highest contract charges          2.45%             0.57%            (14.83)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.27%             16.42%
    Highest contract charges          2.45%             0.21%             14.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              14.65%
    Highest contract charges          2.43%               --              13.36%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2009  Lowest contract charges        145,761    $10.147627      $1,479,130
    Highest contract charges           47,663      8.735376         416,351
    Remaining contract charges      1,151,360            --      11,147,066
 2008  Lowest contract charges        185,458      8.138466       1,509,347
    Highest contract charges           15,509      7.104520         110,182
    Remaining contract charges      1,391,190            --      10,856,994
 2007  Lowest contract charges        208,248     13.832698       2,880,632
    Highest contract charges           15,509     12.282903         190,492
    Remaining contract charges      1,918,474            --      25,573,445
 2006  Lowest contract charges        170,613     13.805165       2,355,313
    Highest contract charges           73,393     12.487367         916,485
    Remaining contract charges      1,101,888            --      14,819,473
 2005  Lowest contract charges         68,544     12.427584         851,831
    Highest contract charges            9,810     11.428257         112,112
    Remaining contract charges        270,851            --       3,320,197
PUTNAM VT VISTA
 2009  Lowest contract charges          7,689     12.658112          97,324
    Highest contract charges           11,590      4.699197          54,463
    Remaining contract charges        160,186            --       1,419,085
 2008  Lowest contract charges         12,320      9.191769         113,242
    Highest contract charges           11,630      3.469148          40,347
    Remaining contract charges        185,986            --       1,144,540
 2007  Lowest contract charges         17,238     17.006719         293,156
    Highest contract charges           15,968      6.525817         104,205
    Remaining contract charges        265,452            --       2,803,897
 2006  Lowest contract charges         14,668     16.505957         242,112
    Highest contract charges           11,934      6.439048          76,844
    Remaining contract charges        180,358            --       1,987,505
 2005  Lowest contract charges          5,118     15.770447          80,710
    Highest contract charges           13,117      6.254512          82,042
    Remaining contract charges         64,007            --         701,094

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2009  Lowest contract charges        0.75%             4.72%             24.69%
    Highest contract charges          2.40%             4.73%             22.65%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             4.73%            (41.17)%
    Highest contract charges          2.46%             4.60%            (42.16)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.56%              0.20%
    Highest contract charges          2.42%               --              (1.49)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.93%             11.09%
    Highest contract charges          2.39%             0.39%              9.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               4.85%
    Highest contract charges          2.36%               --               3.70%
    Remaining contract charges          --                --                 --
PUTNAM VT VISTA
 2009  Lowest contract charges        0.75%               --              37.71%
    Highest contract charges          2.40%               --              35.46%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (45.95)%
    Highest contract charges          2.42%               --             (46.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%               --               3.03%
    Highest contract charges          2.39%               --               1.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --               4.66%
    Highest contract charges          2.40%               --               2.95%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.71%               --              17.35%
    Highest contract charges          2.36%               --              16.07%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT VOYAGER
 2009  Lowest contract charges            660    $59.287204         $39,120
    Highest contract charges           76,547      6.682609         511,531
    Remaining contract charges        844,368            --      14,566,150
 2008  Lowest contract charges            354     36.445963          12,914
    Highest contract charges           11,583      4.176328          48,374
    Remaining contract charges        214,626            --       1,758,201
 2007  Lowest contract charges            668     58.316205          38,939
    Highest contract charges              779      6.780291           5,280
    Remaining contract charges        206,033            --       2,973,855
 2006  Lowest contract charges            574     55.681359          32,063
    Highest contract charges              779      6.584955           5,128
    Remaining contract charges        190,493            --       2,513,079
 2005  Lowest contract charges            258     53.208384          13,747
    Highest contract charges           16,928      6.406829         108,456
    Remaining contract charges         57,583            --       1,018,206
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges        570,839     13.214639       7,543,430
    Highest contract charges            1,215     12.970674          15,763
    Remaining contract charges        849,002            --      11,123,747
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 2009  Lowest contract charges      1,715,066     14.239834      24,422,250
    Highest contract charges            4,510     12.513242          56,430
    Remaining contract charges     10,613,649            --     137,147,633
 2008  Lowest contract charges      1,832,525     11.559974      21,183,941
    Highest contract charges          170,721     10.728106       1,831,515
    Remaining contract charges     11,817,340            --     124,729,396
 2007  Lowest contract charges      1,536,034     17.180850      26,390,363
    Highest contract charges          224,766     16.242615       3,650,783
    Remaining contract charges     13,473,316            --     210,670,699
 2006  Lowest contract charges        709,821     16.884100      11,984,674
    Highest contract charges          240,737     16.260056       3,914,398
    Remaining contract charges     12,984,579            --     196,567,309
 2005  Lowest contract charges        225,075     14.668103       3,301,424
    Highest contract charges          216,156     14.389633       3,110,407
    Remaining contract charges     11,667,711            --     153,092,960

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT VOYAGER
 2009  Lowest contract charges        0.75%             0.60%             62.67%
    Highest contract charges          2.39%             0.19%             60.01%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%               --             (37.50)%
    Highest contract charges          2.41%               --             (38.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%               --               4.73%
    Highest contract charges          2.45%               --               2.97%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.10%              4.65%
    Highest contract charges          2.46%             0.14%              2.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.64%               --              13.36%
    Highest contract charges          2.36%               --              12.12%
    Remaining contract charges          --                --                 --
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges        0.75%             1.26%             26.50%
    Highest contract charges          2.41%             0.64%             24.37%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 2009  Lowest contract charges        0.75%             3.64%             23.18%
    Highest contract charges          2.61%             4.11%             20.87%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             1.74%            (32.72)%
    Highest contract charges          2.61%             1.96%            (33.95)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.05%              1.76%
    Highest contract charges          2.59%             1.38%             (0.11)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.67%             15.11%
    Highest contract charges          2.60%             0.93%             13.00%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.99%
    Highest contract charges          2.59%             0.75%              6.90%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 2009  Lowest contract charges      1,038,874    $13.346950     $13,865,797
    Highest contract charges              281     13.100744           3,681
    Remaining contract charges     11,785,798            --     150,911,372
 2008  Lowest contract charges      1,168,736     10.472431      12,239,512
    Highest contract charges          289,610      9.718718       2,814,639
    Remaining contract charges     13,062,547            --     132,657,009
 2007  Lowest contract charges      1,156,424     16.435250      19,006,123
    Highest contract charges          392,284     15.537611       6,095,161
    Remaining contract charges     15,420,638            --     248,107,222
 2006  Lowest contract charges        741,739     16.953685      12,575,188
    Highest contract charges          417,001     16.327017       6,808,385
    Remaining contract charges     14,102,535            --     236,130,834
 2005  Lowest contract charges        297,759     14.719590       4,382,887
    Highest contract charges          396,170     14.440094       5,720,729
    Remaining contract charges      9,719,112            --     142,570,772
VAN KAMPEN LIT CAPITAL GROWTH
 PORTFOLIO
 2009  Lowest contract charges         26,817     12.551405         336,592
    Highest contract charges              825     16.207270          13,367
    Remaining contract charges        225,890            --       2,724,315
 2008  Lowest contract charges         15,971      7.691740         122,845
    Highest contract charges           15,774      7.233687         114,101
    Remaining contract charges        210,027            --       1,565,730
 2007  Lowest contract charges         19,361     15.344436         297,088
    Highest contract charges           22,244     14.590661         324,551
    Remaining contract charges        250,608            --       3,749,989
 2006  Lowest contract charges         21,397     13.353671         285,746
    Highest contract charges           24,631     12.838045         316,216
    Remaining contract charges        289,264            --       3,785,673
 2005  Lowest contract charges         22,539     13.208819         297,714
    Highest contract charges           22,937     12.839302         294,496
    Remaining contract charges        306,976            --       3,994,714

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 2009  Lowest contract charges        0.75%             4.32%             27.45%
    Highest contract charges          2.83%             3.90%             24.80%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.75%             2.25%            (36.28)%
    Highest contract charges          2.61%             2.39%            (37.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.36%             (3.06)%
    Highest contract charges          2.59%             1.59%             (4.84)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.95%             15.18%
    Highest contract charges          2.60%             1.25%             13.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               5.94%
    Highest contract charges          2.59%             0.82%              1.44%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT CAPITAL GROWTH
 PORTFOLIO
 2009  Lowest contract charges        1.50%               --              63.18%
    Highest contract charges          2.64%               --              61.32%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.51%             0.22%            (49.87)%
    Highest contract charges          2.61%             0.21%            (50.42)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --              14.91%
    Highest contract charges          2.59%               --              13.65%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --               1.10%
    Highest contract charges          2.60%               --              (0.01)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%             0.01%              6.04%
    Highest contract charges          2.59%             0.01%              4.88%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges          9,132    $11.393961        $104,052
    Highest contract charges            1,070     10.695487          11,442
    Remaining contract charges        114,901            --       1,265,941
 2008  Lowest contract charges          5,039      7.396327          37,268
    Highest contract charges            1,422      7.019577           9,979
    Remaining contract charges         70,311            --         504,495
 2007  Lowest contract charges         18,596     14.122344         262,619
    Highest contract charges            1,224     13.551542          16,586
    Remaining contract charges         78,128            --       1,077,401
 2006  Lowest contract charges         19,592     12.190083         238,816
    Highest contract charges            1,615     11.826680          19,101
    Remaining contract charges         93,854            --       1,124,392
 2005  Lowest contract charges          7,927     11.793783          93,494
    Highest contract charges            1,671     11.568800          19,333
    Remaining contract charges         81,059            --         945,214
VAN KAMPEN LIT GOVERNMENT
 PORTFOLIO
 2009  Lowest contract charges        138,305     10.904925       1,508,201
    Highest contract charges            9,879     10.137420         100,150
    Remaining contract charges      2,563,149            --      26,965,471
 2008  Lowest contract charges        150,581     10.975385       1,652,686
    Highest contract charges          150,356     10.421719       1,566,970
    Remaining contract charges      2,590,610            --      27,642,811
 2007  Lowest contract charges        180,172     10.975127       1,977,413
    Highest contract charges          192,174     10.536728       2,024,888
    Remaining contract charges      2,942,945            --      31,607,914
 2006  Lowest contract charges        169,275     10.410536       1,762,237
    Highest contract charges          145,069     10.105234       1,465,956
    Remaining contract charges      2,445,602            --      25,062,661
 2005  Lowest contract charges         75,744     10.249360         776,323
    Highest contract charges          113,765     10.058815       1,144,345
    Remaining contract charges      1,638,280            --      16,619,411

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges        1.50%               --              54.05%
    Highest contract charges          2.60%               --              52.37%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.52%               --             (47.63)%
    Highest contract charges          2.61%               --             (48.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --              15.85%
    Highest contract charges          2.59%               --              14.58%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.49%               --               3.36%
    Highest contract charges          2.60%               --               2.23%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%               --               9.46%
    Highest contract charges          2.59%               --               8.26%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT GOVERNMENT
 PORTFOLIO
 2009  Lowest contract charges        1.50%             6.00%             (0.64)%
    Highest contract charges          2.63%             6.42%             (1.78)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.50%             4.50%                --
    Highest contract charges          2.60%             4.38%             (1.09)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%             4.52%              5.42%
    Highest contract charges          2.59%             3.99%              4.27%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             3.03%              1.57%
    Highest contract charges          2.60%             4.02%              0.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%             1.56%              1.74%
    Highest contract charges          2.58%             2.77%              0.63%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2009  Lowest contract charges         81,165     $1.133830         $92,028
    Highest contract charges           70,665      1.046026          73,918
    Remaining contract charges        311,805            --         330,550
 2008  Lowest contract charges         81,582      0.993419          81,046
    Highest contract charges           74,510      0.928005          69,146
    Remaining contract charges        314,856            --         295,012
 2007  Lowest contract charges         85,018      1.417654         120,526
    Highest contract charges          114,042      1.340980         152,929
    Remaining contract charges        281,851            --         379,448
 2006  Lowest contract charges         60,735      1.332802          80,950
    Highest contract charges          133,644      1.276570         170,606
    Remaining contract charges        275,761            --         352,240
 2005  Lowest contract charges          1,795      1.181729           2,121
    Highest contract charges          136,540      1.166029         159,209
    Remaining contract charges        249,383            --         289,589
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2009  Lowest contract charges        308,179      1.409455         434,365
    Highest contract charges          102,880      1.300294         133,774
    Remaining contract charges        890,739            --       1,182,791
 2008  Lowest contract charges        227,229      1.272794         289,215
    Highest contract charges          107,530      1.188977         127,851
    Remaining contract charges      1,071,053            --       1,293,109
 2007  Lowest contract charges        120,474      1.257584         151,507
    Highest contract charges           56,300      1.189547          66,971
    Remaining contract charges        461,655            --         557,283
 2006  Lowest contract charges         74,881      1.197937          89,704
    Highest contract charges           90,943      1.147383         104,346
    Remaining contract charges        622,452            --         723,603
 2005  Lowest contract charges         20,072      1.146847          23,020
    Highest contract charges           86,552      1.131657          97,947
    Remaining contract charges        130,607            --         147,812

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2009  Lowest contract charges        1.15%             2.05%             14.13%
    Highest contract charges          2.40%             2.05%             12.72%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             2.45%            (29.93)%
    Highest contract charges          2.41%             2.35%            (30.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             2.42%              6.37%
    Highest contract charges          2.39%             2.20%              5.05%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.12%             3.07%             10.86%
    Highest contract charges          2.40%             2.29%              9.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.26%            13.83%              6.16%
    Highest contract charges          2.36%             2.92%              5.59%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2009  Lowest contract charges        1.15%             4.48%             10.74%
    Highest contract charges          2.40%             4.52%              9.36%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             4.84%              1.21%
    Highest contract charges          2.38%             4.84%             (0.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             4.57%              4.98%
    Highest contract charges          2.41%             4.58%              3.68%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.86%             4.34%              2.67%
    Highest contract charges          2.40%             4.38%              1.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.55%             3.75%              0.15%
    Highest contract charges          2.36%             3.78%             (0.38)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 EQUITY INCOME FUND
 2009  Lowest contract charges         77,354     $1.009559         $78,094
    Highest contract charges          101,262      0.964787          97,696
    Remaining contract charges         17,083            --          16,612
 2008  Lowest contract charges         86,913      0.877816          76,294
    Highest contract charges          105,083      0.845617          88,860
    Remaining contract charges         19,226            --          16,337
 2007  Lowest contract charges          5,370      1.441381           7,741
    Highest contract charges          172,110      1.363417         234,658
    Remaining contract charges        108,696            --         151,960
 2006  Lowest contract charges          5,396      1.418348           7,652
    Highest contract charges          184,230      1.358510         250,278
    Remaining contract charges        115,416            --         159,577
 2005  Lowest contract charges         73,912      1.189540          87,921
    Highest contract charges          188,838      1.173756         221,649
    Remaining contract charges          2,351            --           2,748
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2009  Lowest contract charges        897,274      1.068364         958,615
    Highest contract charges          164,163      0.993363         163,074
    Remaining contract charges        421,120            --         433,654
 2008  Lowest contract charges        914,424      0.838427         766,678
    Highest contract charges          168,740      0.787009         132,800
    Remaining contract charges        538,988            --         437,287
 2007  Lowest contract charges        505,945      1.305124         660,321
    Highest contract charges          206,978      1.236794         255,990
    Remaining contract charges        531,584            --         673,935
 2006  Lowest contract charges        135,445      1.335887         180,940
    Highest contract charges          214,731      1.278026         274,432
    Remaining contract charges        383,564            --         499,348
 2005  Lowest contract charges         71,165      1.106577          78,750
    Highest contract charges          183,800      1.068756         196,437
    Remaining contract charges        117,686            --         127,356

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 EQUITY INCOME FUND
 2009  Lowest contract charges        1.60%             2.04%             15.01%
    Highest contract charges          2.40%             2.07%             14.09%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.61%             1.93%            (37.48)%
    Highest contract charges          2.42%             1.81%            (37.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             1.52%              1.62%
    Highest contract charges          2.39%             1.50%              0.36%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.13%             2.40%             17.20%
    Highest contract charges          2.40%             1.56%             15.74%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.56%             1.98%              5.13%
    Highest contract charges          2.36%             1.96%              4.57%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2009  Lowest contract charges        1.15%             1.65%             27.43%
    Highest contract charges          2.10%             1.66%             26.22%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.62%            (35.76)%
    Highest contract charges          2.11%             1.49%            (36.37)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             1.28%             (2.30)%
    Highest contract charges          2.10%             1.05%             (3.23)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.55%             20.72%
    Highest contract charges          2.10%             1.51%             19.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.11%             1.50%              3.39%
    Highest contract charges          2.05%             1.11%              2.73%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2009  Lowest contract charges          5,240     $0.926489          $4,855
    Highest contract charges           33,865      0.861405          29,172
    Remaining contract charges             --            --              --
 2008  Lowest contract charges          5,244      0.684037           3,587
    Highest contract charges           35,308      0.642058          22,670
    Remaining contract charges             --            --              --
 2007  Lowest contract charges          5,244      1.143314           5,996
    Highest contract charges           37,078      1.083419          40,170
    Remaining contract charges             --            --              --
 2006  Lowest contract charges          5,244      1.130449           5,929
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges          5,244      0.988859           5,186
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2009  Lowest contract charges         21,770      1.016688          22,133
    Highest contract charges          166,135      0.945390         157,062
    Remaining contract charges         20,026            --          19,576
 2008  Lowest contract charges         19,725      0.912908          18,007
    Highest contract charges          171,800      0.856985         147,230
    Remaining contract charges         26,162            --          23,120
 2007  Lowest contract charges         16,523      1.631868          26,964
    Highest contract charges          112,146      1.546543         173,439
    Remaining contract charges         22,966            --          36,480
 2006  Lowest contract charges         19,540      1.433665          28,014
    Highest contract charges          103,796      1.401778         145,499
    Remaining contract charges          5,608            --           8,019
 2005  Lowest contract charges         19,540      1.205870          23,563
    Highest contract charges          105,520      1.184955         125,036
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2009  Lowest contract charges        1.15%             1.96%             35.44%
    Highest contract charges          2.10%             1.96%             34.16%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.19%            (40.17)%
    Highest contract charges          2.11%             1.19%            (40.74)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%               --               1.14%
    Highest contract charges          2.07%               --               0.18%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.16%             0.74%             14.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.10%             2.08%              3.54%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2009  Lowest contract charges        1.15%             3.08%             11.37%
    Highest contract charges          2.10%             3.05%             10.32%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.93%            (44.06)%
    Highest contract charges          2.10%             2.22%            (44.59)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.11%             0.01%             11.38%
    Highest contract charges          2.09%             0.01%             10.33%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.60%             1.71%             18.89%
    Highest contract charges          2.10%             1.68%             18.30%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.58%             7.68%             11.21%
    Highest contract charges          2.00%             9.98%             10.84%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2009  Lowest contract charges        958,394     $0.982060        $941,200
    Highest contract charges           74,791      0.905982          67,759
    Remaining contract charges      2,721,162            --       2,541,188
 2008  Lowest contract charges      1,031,042      0.692866         714,374
    Highest contract charges           85,372      0.647219          55,255
    Remaining contract charges      3,175,662            --       2,106,891
 2007  Lowest contract charges      1,101,916      1.148817       1,265,900
    Highest contract charges           84,985      1.086651          92,349
    Remaining contract charges      3,376,300            --       3,739,005
 2006  Lowest contract charges        386,459      1.079893         417,333
    Highest contract charges          102,633      1.034299         106,154
    Remaining contract charges      3,275,646            --       3,429,010
 2005  Lowest contract charges         75,938      1.067331          81,051
    Highest contract charges           38,466      1.035131          39,817
    Remaining contract charges      1,170,488            --       1,217,811
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2009  Lowest contract charges        198,079      1.072308         212,401
    Highest contract charges          117,152      0.989301         115,899
    Remaining contract charges      4,290,366            --       4,379,685
 2008  Lowest contract charges        690,212      1.083600         747,914
    Highest contract charges           82,821      1.012242          83,834
    Remaining contract charges      4,373,121            --       4,542,147
 2007  Lowest contract charges         12,028      1.071732          12,891
    Highest contract charges          185,132      1.015616         188,023
    Remaining contract charges        641,464            --         668,547
 2006  Lowest contract charges         48,305      1.036346          50,061
    Highest contract charges          127,537      0.991445         126,446
    Remaining contract charges      1,657,048            --       1,666,919
 2005  Lowest contract charges         19,573      0.986587          19,311
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2009  Lowest contract charges        1.15%             0.39%             41.74%
    Highest contract charges          2.40%             0.38%             39.98%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             0.28%            (39.69)%
    Highest contract charges          2.41%             0.28%            (40.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%               --               6.38%
    Highest contract charges          2.39%               --               5.06%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --               1.18%
    Highest contract charges          2.39%               --              (0.08)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             0.16%             16.43%
    Highest contract charges          2.35%             0.26%             15.47%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2009  Lowest contract charges        1.15%             0.16%             (1.04)%
    Highest contract charges          2.40%             0.09%             (2.27)%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.13%             1.75%              1.11%
    Highest contract charges          2.37%             1.94%             (0.15)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.16%             4.51%              3.41%
    Highest contract charges          2.13%             6.18%              2.44%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.27%             6.15%              3.24%
    Highest contract charges          2.11%             4.73%              2.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.57%             3.14%              0.85%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2009  Lowest contract charges        630,431     $1.396830        $880,605
    Highest contract charges           25,040      1.288635          32,267
    Remaining contract charges      1,380,364            --       1,834,146
 2008  Lowest contract charges        730,671      0.925656         676,350
    Highest contract charges           30,740      0.864682          26,580
    Remaining contract charges      1,522,093            --       1,350,978
 2007  Lowest contract charges        560,681      1.598511         896,254
    Highest contract charges           29,179      1.512039          44,119
    Remaining contract charges      1,511,464            --       2,330,712
 2006  Lowest contract charges        167,784      1.420762         238,381
    Highest contract charges           40,178      1.360791          54,673
    Remaining contract charges      1,529,574            --       2,106,846
 2005  Lowest contract charges         35,887      1.170801          42,017
    Highest contract charges           17,658      1.135488          20,051
    Remaining contract charges        531,986            --         606,795
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2009  Lowest contract charges          6,620     11.782931          78,005
    Highest contract charges            2,176     11.126586          24,210
    Remaining contract charges          7,235            --          82,817
 2008  Lowest contract charges          6,842      8.495159          58,126
    Highest contract charges            2,491      8.122728          20,230
    Remaining contract charges         14,705            --         121,817
 2007  Lowest contract charges          6,871     15.443882         106,121
    Highest contract charges            3,895     14.952864          58,237
    Remaining contract charges          9,653            --         147,003
 2006  Lowest contract charges          4,530     12.771333          57,857
    Highest contract charges            1,077     12.580387          13,551
    Remaining contract charges          7,172            --          90,854
 2005  Lowest contract charges            150     11.219398           1,684
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2009  Lowest contract charges        1.15%               --              50.90%
    Highest contract charges          2.40%               --              49.03%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%               --             (42.09)%
    Highest contract charges          2.41%               --             (42.81)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%               --              12.51%
    Highest contract charges          2.40%               --              11.12%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              21.35%
    Highest contract charges          2.39%               --              19.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%               --              19.95%
    Highest contract charges          2.35%               --              18.96%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2009  Lowest contract charges        1.15%               --              38.70%
    Highest contract charges          2.40%               --              36.98%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%               --             (44.99)%
    Highest contract charges          2.41%               --             (45.68)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%               --              20.93%
    Highest contract charges          2.33%               --              19.43%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              13.33%
    Highest contract charges          2.10%               --              12.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.85%               --               6.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2009  Lowest contract charges          2,203    $11.810054         $26,013
    Highest contract charges            3,210     11.306740          36,289
    Remaining contract charges          4,929            --          56,934
 2008  Lowest contract charges          2,266      7.458200          16,902
    Highest contract charges              408      7.131261           2,911
    Remaining contract charges         10,971            --          79,662
 2007  Lowest contract charges          6,090     13.605746          82,865
    Highest contract charges              364     13.173244           4,791
    Remaining contract charges         12,340            --         165,166
 2006  Lowest contract charges          4,855     13.859145          67,308
    Highest contract charges              206     13.587309           2,798
    Remaining contract charges          9,835            --         134,714
 2005  Lowest contract charges          4,440     12.114618          53,795
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2009  Lowest contract charges          7,185     10.989858          78,958
    Highest contract charges            3,489     10.521380          36,704
    Remaining contract charges         35,167            --         377,693
 2008  Lowest contract charges         30,815      7.524753         231,875
    Highest contract charges              573      7.325020           4,198
    Remaining contract charges         37,636            --         278,213
 2007  Lowest contract charges         31,397     12.707062         398,960
    Highest contract charges              573     12.463044           7,143
    Remaining contract charges         31,221            --         391,666
 2006  Lowest contract charges          5,142     12.054296          61,982
    Highest contract charges              573     11.911783           6,827
    Remaining contract charges          3,816            --          45,654
 2005  Lowest contract charges          2,207     10.837413          23,915
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2009  Lowest contract charges        1.15%             1.21%             58.35%
    Highest contract charges          2.11%             1.18%             56.86%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.18%               --             (45.18)%
    Highest contract charges          2.40%               --             (45.87)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             0.02%             (1.83)%
    Highest contract charges          2.39%             0.02%             (3.05)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              14.40%
    Highest contract charges          2.37%               --              12.98%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.10%               --              11.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2009  Lowest contract charges        1.16%               --              46.05%
    Highest contract charges          2.09%               --              44.67%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.15%             1.94%            (40.78)%
    Highest contract charges          1.90%             1.92%            (41.23)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.74%              5.42%
    Highest contract charges          1.90%             0.60%              4.63%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              10.94%
    Highest contract charges          1.90%               --              10.11%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.58%               --               4.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.55% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.05% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.75% of the contracts value.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Selects, and The Hartford's Lifetime Income Portfolios. The Company initially makes deductions of 0.30%, 0.40%, 0.40%, 0.55% and 0.65%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75% and the right to increase both the Lifetime Income Selects and the Lifetime Income Portfolios to a maximum charge of 1.50%

    These charges are redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2009 and 2008 and for the Years Ended December 31, 2009 and 2008 and 2007

                                    CONTENTS

                                                                      PAGE:
--------------------------------------------------------------------------------
Contents                                                                F-2
Independent Auditors' Report                                            F-3
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte and Touche LLP
April 30, 2010
Hartford, CT

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2009                 2008
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,596,645           $8,371,683
 Common and Preferred Stocks                 1,185,816              266,882
 Mortgage Loans                                490,227              611,372
 Real Estate                                    27,644               27,285
 Policy Loans                                  352,829              354,920
 Cash and Short-Term Investments             1,582,479            2,326,153
 Other Invested Assets                         722,573            2,028,888
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      12,958,213           13,987,183
                                        --------------       --------------
 Investment Income Due and Accrued             157,065               85,917
 Federal Income Taxes Recoverable                   --              174,110
 Deferred Tax Asset                            401,530              368,287
 Receivables from parent, subsidiaries
  and affiliates                                20,453               10,223
 Other Assets                                  790,047              283,676
 Separate Account Assets                    59,079,204           50,551,150
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $73,406,512          $65,460,546
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $8,133,755          $10,797,749
 Liability for Deposit Type Contracts           70,613               70,266
 Policy and Contract Claim Liabilities          33,983               33,836
 Asset Valuation Reserve                        25,564                6,004
 Payable to Parent, Subsidiaries or
  Affiliates                                    46,166               39,493
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,612,929)          (1,642,086)
 Federal income tax due or accrued              97,107                   --
 Other Liabilities                           3,447,448            3,426,276
 Separate Account Liabilities               59,079,204           50,551,150
                                        --------------       --------------
                     TOTAL LIABILITIES      69,320,911           63,282,688
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       2,889,208            1,692,530
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        456,321              497,354
 Unassigned Funds                              737,572              (14,526)
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       4,085,601            2,177,858
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $73,406,512          $65,460,546
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $(55,103,285)          $9,352,507          $10,313,501
 Net Investment Income                                                     507,049              376,034              348,437
 Commissions and Expense Allowances on Reinsurance Ceded                   210,712              229,723              333,674
 Reserve Adjustment on Reinsurance Ceded                                56,553,042              (18,161)          (1,710,405)
 Fee Income                                                              1,345,461            1,602,040            1,786,396
 Other Revenues                                                              9,945               71,925               83,752
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES       3,522,924           11,614,068           11,155,355
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                617,438              648,881              341,654
 Disability and Other Benefits                                               9,760                9,181                7,588
 Surrenders and Other Fund Withdrawals                                   5,401,796            9,965,053            9,528,808
 Commissions                                                               540,146              834,850              962,917
 Increase (Decrease) in Aggregate Reserves for Life and Accident
  and Health Policies                                                   (2,639,943)           4,809,456              (70,821)
 General Insurance Expenses                                                398,688              448,657              532,485
 Net Transfers from Separate Accounts                                   (3,807,521)          (1,671,681)            (237,153)
 Modified Coinsurance Adjustment on Reinsurance Assumed                   (227,647)            (339,634)            (509,774)
 Other Expenses                                                            104,817               99,317              144,927
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES         397,534           14,804,080           10,700,631
                                                                    --------------       --------------       --------------
 Net (loss) gain from operations before federal income tax expense
  (benefit)                                                              3,125,390           (3,190,012)             454,724
 Federal income tax (benefit) expense                                      446,708             (245,745)              88,449
                                                                    --------------       --------------       --------------
                                   NET (LOSS) GAIN FROM OPERATIONS       2,678,682           (2,944,267)             366,275
                                                                    --------------       --------------       --------------
 Net realized capital gains (losses), after tax                           (270,071)             961,162              (81,759)
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)      $2,408,611          $(1,983,105)            $284,516
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2009                2008                2007
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,692,530           1,483,869           1,376,953
 Capital Contribution                                                      1,196,678             208,661             106,916
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,889,208           1,692,530           1,483,869
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           497,354             194,430                  --
 Gain on Inforce Reinsurance                                                  (7,777)              3,310             194,430
 Impact of Adoption of SSAP 10R                                              266,358                  --                  --
 Permitted Practice DTA                                                     (299,614)            299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        456,321             497,354             194,430
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  (14,526)            875,789             288,226
 Net (loss) Income                                                         2,408,611          (1,983,105)            284,516
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                         (1,127,255)            731,679             262,434
 Change in Net Unrealized Foreign Exchange Capital Losses                     31,071             (34,794)             (5,386)
 Change in Net Deferred Income Tax                                          (424,460)            669,251             (82,891)
 Change in Asset Valuation Reserve                                           (19,560)             40,851              (5,311)
 Change in Non-Admitted Assets                                              (405,548)           (182,691)            100,351
 Change in Reserve on Account of Change in Valuation Basis                        --              23,935             236,861
 Cumulative Effect of Change in Accounting Principles                         (5,644)                 --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                (4,731)                559                (198)
 Cumulative Effect of Permitted Practice DTA                                 299,614                  --                  --
 Correction of Reserves and Tax Liabilities                                       --                  --               4,187
 Dividends to Stockholder                                                         --            (156,000)           (207,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        737,572             (14,526)            875,789
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $4,085,601          $2,177,858          $2,556,588
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $(55,110,502)          $9,351,978          $10,306,169
 Net Investment Income                                                     492,876              408,199              378,000
 Miscellaneous Income                                                   58,120,251            1,885,933              493,502
                                                                    --------------       --------------       --------------
  Total Income                                                           3,502,625           11,646,110           11,177,671
                                                                    --------------       --------------       --------------
 Benefits Paid                                                           6,195,957           10,733,727           10,132,212
 Federal Income Tax Payments (Recoveries)                                  174,428              (96,263)              71,171
 Net Transfers from Separate Accounts                                   (3,836,677)          (1,671,681)            (204,517)
 Other Expenses                                                          2,346,022           (2,295,760)             332,141
                                                                    --------------       --------------       --------------
  Total Benefits and Expenses                                            4,879,730            6,670,023           10,331,007
                                                                    --------------       --------------       --------------
              NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES      (1,377,105)           4,976,087              846,664
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   7,400,338              779,818            1,526,875
 Common and Preferred Stocks                                                 6,812               38,676              149,356
 Mortgage Loans                                                            124,749               17,014               63,357
 Derivatives and Other                                                   1,657,337              878,786              (32,175)
                                                                    --------------       --------------       --------------
  Total Investment Proceeds                                              9,189,236            1,714,294            1,707,413
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   7,675,090            3,706,708            2,269,295
 Common and Preferred Stocks                                             1,824,388               19,943              214,967
 Mortgage Loans                                                             51,678              278,706              253,365
 Real Estate                                                                    --                   --                2,781
 Derivatives and Other                                                     297,106            1,529,747              384,420
                                                                    --------------       --------------       --------------
  Total Investments Acquired                                             9,848,262            5,535,104            3,124,828
                                                                    --------------       --------------       --------------
 Net (Decrease) Increase in Policy Loans                                    (2,091)              11,147               19,142
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES        (656,935)          (3,831,957)          (1,436,557)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                      486,062              208,661              100,000
 Dividends to Stockholder                                                       --             (156,000)             (57,726)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                             1,140,679            1,013,639              646,001
 Net Other Cash (Used) Provided                                           (336,375)            (449,560)                (747)
                                                                    --------------       --------------       --------------
       NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES       1,290,366              616,740              687,528
                                                                    --------------       --------------       --------------
 Net Increase in Cash and Short-Term Investments                          (743,674)           1,760,870               97,635
 Cash and Short-Term Investments, Beginning of Year                      2,326,153              565,283              467,648
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,582,479           $2,326,153             $565,283
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany balances
  related to stock compensation                                              4,541                3,815                6,916
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                       --                   --              149,274
 Capital contribution of subsidiary from HLIC                            1,406,075                   --                   --
 Distribution of WRR Shares to HLIC                                       (700,000)

                       SEE NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International Ltd.

-   Woodbury Financial Services

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization. The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut.

A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. If the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2009, no state permitted practices were used by the Company. For the year ended December 31, 2008, the Company received approval from the Department to use the following permitted practice. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. The permitted practice modified the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain it's risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the Department is provided in the following table:

                                                                          2009                 2008                2007
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                            $2,408,611          $(1,983,105)           $284,516
State prescribed practice:
Reinsurance reserve credit                                                  153,169             (142,389)             (7,492)
                                                                      -------------       --------------       -------------
                                        NET (LOSS) INCOME, NAIC SAP:    $ 2,561,780         $ (2,125,494)          $ 277,024
                                                                      -------------       --------------       -------------
Statutory surplus, State of Connecticut basis                            $4,085,601           $2,177,858          $2,556,588
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                          (237,402)            (390,571)           (248,182)
Deferred income taxes -- permitted practice                                      --             (299,614)                 --
                                                                      -------------       --------------       -------------
                                        STATUTORY SURPLUS, NAIC SAP:    $ 3,848,199          $ 1,487,673         $ 2,308,406
                                                                      -------------       --------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(520,467)         $(2,431,996)            $348,883
Deferral and amortization of policy acquisition costs, net               2,739,454               56,711             (583,420)
Change in unearned revenue reserve                                          (1,584)             221,472              205,884
Deferred taxes                                                            (846,715)          (1,254,566)              76,671
Separate account expense allowance                                          40,418             (922,220)             382,281
Benefit reserve adjustment                                             (58,017,479)             359,517             (328,431)
Prepaid reinsurance adjustment                                                (356)                (967)               3,703
Sales inducements                                                          311,955              (56,624)             (30,167)
Derivatives                                                               (959,859)           1,870,871              263,627
Realized capital gains (losses)                                            467,796              441,220             (114,173)
Goodwill impairment                                                             --               76,895                   --
Investment in subsidiaries                                                 149,355                   --                   --
Other, net                                                              59,046,093             (343,419)              59,658
                                                                    --------------       --------------       --------------
                                       STATUTORY NET (LOSS) INCOME      $2,408,611          $(1,983,106)            $284,516
                                                                    --------------       --------------       --------------
GAAP Stockholder's Equity                                              $ 3,562,235          $ 1,543,717          $ 4,153,194
Deferred policy acquisition costs                                       (2,354,442)          (5,679,729)          (5,187,834)
Unearned revenue reserve                                                 1,068,865            1,191,670              861,421
Deferred taxes                                                            (860,386)            (645,626)             475,659
Separate account expense allowance                                       1,601,476            1,561,059            2,473,554
Unrealized gains on investments                                             55,956              806,123               56,340
Benefit reserve adjustment                                                 565,971            3,327,187              (44,469)
Asset valuation reserve                                                    (25,564)              (6,004)             (46,855)
Prepaid reinsurance premium                                                (54,066)             (49,200)             (40,877)
Goodwill                                                                   (45,229)             (93,206)            (170,100)
Reinsurance ceded                                                           99,469              111,406                 (569)
Other, net                                                                 471,316              110,461               27,124
                                                                    --------------       --------------       --------------
                                     STATUTORY CAPITAL AND SURPLUS      $4,085,601           $2,177,858           $2,556,588
                                                                    --------------       --------------       --------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2009 and 2008, the Company had $15,982,557 and $14,464,897
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2009 and 2008 totaled $70,973 and $60,552, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2009 (including general and separate account liabilities) are as follows

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment:
In a lump sum reflecting changes in interest
 rates or asset values                            $1,855,882           3.16%
In installments over 5 years or more, with or
 w/o reduction in interest rates                          --           0.00%
At book value, less current surrender charge
 of 5% or more                                       438,197           0.75%
At market value                                   53,957,126          91.92%
                                               -------------       --------
     TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     56,251,205          95.83%
                                               -------------       --------
At book value without adjustment (minimal or
 no charge or adjustment):
In a lump sum without adjustment                     276,406           0.47%
Installments over less than 5 years                       --           0.00%
In a lump sum subject to a fixed surrender
 charge of less than 5%                            1,939,543           3.30%
In a lump sum subject to a surrender charge               --           0.00%
All others                                                --           0.00%
Not subject to discretionary withdrawal              366,914           0.63%
                                               -------------       --------
Total, gross                                      58,834,068         100.23%
Reinsurance ceded                                   (137,554)         -0.23%
                                               -------------       --------
                                   TOTAL, NET    $58,696,514         100.00%
                                               -------------       --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)         $4,571,914
Exhibit 5, Supplementary Contract Section,
 Total (net)                                           4,791
Exhibit 7, Deposit-Type Contracts Section,
 Column 1, Line 14                                    70,613
                                               -------------
                                     SUBTOTAL      4,647,318
Separate Account Annual Statement
Exhibit 3, Column 2, Line 0299999                 54,049,196
Exhibit 3, Column 2, Line 0399999                         --
Policyholder dividend and coupon
 accumulations                                            --
Policyholder premiums                                     --
Guaranteed interest contracts                             --
Other contract deposit funds                              --
                                               -------------
                                     SUBTOTAL     54,049,196
                                               -------------
                               COMBINED TOTAL    $58,696,514
                                               -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No.
88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2009 and 2008.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $25,564 and $6,004 as of December 31, 2009, 2008 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2009 and 2008 were $(9,037), and $(7,165) respectively. The 2009 and 2008 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2009, 2008, and 2007 were $(3,242), $(3,339) and $(10,549), respectively. The amount of expense amortized from the IMR net of taxes in 2009, 2008 and 2007 included in the Company's Statements of Operations, was $(1,370), $(484) and $(86), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43-Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer,
(c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43-Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43-Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43-Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $110,124, $92,544 and $560 for the years ended December 31, 2009, 2008 and 2007, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $16,593, $20,786 and $1,664 for the years ended December 31, 2009, 2008 and 2007, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. As of December 31, 2009, 2008 and 2007, the Company established an allowance for credit losses on mortgage loans of $42,212, $0 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 100 -- Fair Value Measurements was issued by the NAIC in 2009 and is effective for December 31, 2010 annual financial statements. SSAP 100 defines fair value, establishes a measurement framework, and expands disclosures. The Company elected to early adopt as for the December 31, 2009 annual financial statements, as permitted under the standard. Adoption of SSAP 100 did not have a material impact on net income and capital and surplus.

SSAP NO. 10R -- Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R) was issued by the NAIC in December 2009 and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years, increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus and requires additional disclosures as provided in Note 4, Income Taxes. In order to take advantage of these provisions, the risk-based capital for life insurers needs to be above 250%. The adoption of SSAP No. 10R positively impacted surplus by $266,358.

SSAP NO. 43R -- Revised Loan-backed and Structured Securities (SSAP No. 43R) was issued by the NAIC in September 2009 and is effective September 30, 2009. SSAP 43R supersedes SSAP No. 98 -- Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities and paragraph 13 of SSAP No. 99. SSAP 43R establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investment. The implementation of SSAP No. 43R negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377.

SSAP NO. 99 -- Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment was issued by the NAIC in 2008 and is effective January 1, 2009. SSAP No. 99 establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. The implementation of SSAP No. 99 did not have a material impact on the Company's net income and surplus.

SSAP NO. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                        2009          2008              2007
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                 $440,304      $343,501          $335,302
Interest income from policy loans         22,025        22,535            21,532
Interest income from mortgage
 loans                                    31,264        26,596            17,414
Interest and dividends from other
 investments                              21,271        (9,818)            9,101
                                    ------------  ------------       -----------
Gross investment income                  514,864       382,814           383,349
Less: investment expenses                  7,815         6,780            34,912
                                    ------------  ------------       -----------
             NET INVESTMENT INCOME      $507,049      $376,034          $348,437
                                    ------------  ------------       -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                              2009               2008              2007
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                        $258,827            $89,940           $86,420
Gross unrealized capital
 losses                       (400,588)          (981,592)         (152,307)
                          ------------       ------------       -----------
Net unrealized capital
 losses                       (141,761)          (891,652)          (65,887)
Balance, beginning of
 year                         (891,652)           (65,887)           32,916
                          ------------       ------------       -----------
CHANGE IN NET UNREALIZED
  CAPITAL (LOSSES) GAINS
                ON BONDS
          AND SHORT TERM
             INVESTMENTS      $749,891          $(825,765)         $(98,803)
                          ------------       ------------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                              2009               2008              2007
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                         $32,641               $245            $1,751
Gross unrealized capital
 losses                        (49,799)          (157,708)          (56,041)
                          ------------       ------------       -----------
Net unrealized capital
 losses                        (17,158)          (157,463)          (54,290)
Balance, beginning of
 year                         (157,463)           (54,290)          (32,598)
                          ------------       ------------       -----------
CHANGE IN NET UNREALIZED
  CAPITAL (LOSSES) GAINS
        ON COMMON STOCKS
    AND PREFERRED STOCKS      $140,305          $(103,173)         $(21,692)
                          ------------       ------------       -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                              2009               2008              2007
--------------------------------------------------------------------------------
Bonds and short-term
 investments                 $(102,510)         $(103,639)         $(13,496)
Common stocks                     (611)              (784)              (11)
Preferred stocks               (12,733)           (27,428)           (2,546)
Other invested assets         (158,521)         1,095,885           (72,007)
                          ------------       ------------       -----------
Realized capital
 (losses) gains               (274,375)           964,034           (88,060)
Capital gains (tax)
 benefit                        (1,062)              (467)            4,248
                          ------------       ------------       -----------
Net realized capital
 (losses) gains, after
 tax                          (273,313)           964,501           (92,308)
Less: amounts
 transferred to IMR             (3,242)             3,339           (10,549)
                          ------------       ------------       -----------
    NET REALIZED CAPITAL
   (LOSSES) GAINS, AFTER
                     TAX     $(270,071)          $961,162          $(81,759)
                          ------------       ------------       -----------

For the years ended December 31, 2009, 2008 and 2007, sales of unaffiliated bonds and short-term investments resulted in proceeds of $8,402,279, $1,083,622 and $1,478,584, gross realized capital gains of $126,993, $13,331 and $13,287, and gross realized capital losses of $119,379, $29,008 and $26,224 respectively, before transfers to the IMR.

For the years ended December 31, 2009, 2008 and 2007, sales of common and preferred stocks resulted in proceeds of $6,812, $18,884 and $149,356, gross realized capital gains of $2,737, $11 and $62, and gross realized capital losses of $76, $7,437 and $955, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut insurance department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2009 and 2008, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2009 and 2008 were $28,636,756 and $13,610,197, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2009 and 2008 were $113,244 and $1,859,441, respectively. As of December 31, 2009 and 2008 the average fair value for derivatives held for other investment and/or risk management activities was $840,855 and $963,117, respectively. The carrying value of derivative instruments at December 31, 2009 and 2008 were $132,015 and $1,764,939, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is three years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2009 and 2008 interest rate swaps used in cash flow hedge relationships had a notional value of $605,000 and $235,000, respectively, a fair value of $(2,845) and $72,937, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2009 and 2008 foreign currency swaps used in cash flow hedge relationships had a notional value of $80,908 and $176,393, respectively, a fair value of $9,837 and $19,874, respectively, and a carrying value of $6,527 and $(1,691), respectively. Foreign currency swaps are also used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments. As of December 31, 2009 swaps in this strategy had a notional value of $2,219,332, a fair value of $(19,236), and a carrying value of $0. As of December 31, 2008 the Company did not have any foreign currency swaps used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaptions contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2009 and 2008 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $54,077 and $80,767, respectively, a fair value of $688 and $655, respectively, and a carrying value of $688 and $655, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a loss of $(230), $(5,450) and $(6,239), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2009 and 2008 credit default swaps had a notional value of $304,963 and $355,316, respectively, a fair value of $(6,316) and $37,463, respectively, and a carrying value of $(6,316) and $37,463, respectively. For the years ended December 31, 2009, 2008 and 2007, credit default swaps reported a gain of $802, $20,185 and $1,453, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2009 and 2008 credit default swaps in offsetting relationships had a notional value of $309,134 and $140,000, respectively, a fair value of $(3,609) and $0, respectively, and a carrying value of $(3,609) and $0, respectively. For the year ended December 31, 2009, credit default swaps in offsetting relationships reported a gain of $3 in realized capital gains and losses. For the years ended December 31, 2008 and 2007, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN, INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into customized swaps contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2009 and 2008 derivative contracts in this strategy had a notional value of $9,016,065 and $10,136,044, respectively, a fair value of $(46,115) and $1,565,020, respectively, and a carrying value of $(46,115) and $1,565,020, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a gain of $75,643, a gain of $1,006,992 and a loss of $(48,528), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2009 the Company did not have any swaps in this strategy. As of December 31, 2008 interest rate swaps had a notional value of $75,000, a fair value of $319, and a carrying value of $319. For the years ended December 31, 2009, 2008 and 2007, interest rate swaps reported a gain of $103, $6,056 and $447, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2009 and 2008 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(11,661) and $(13,301), respectively, and a carrying value of

$(11,661) and $(13,301), respectively. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the year ended December 31, 2007 there were no realized gains and losses on derivative contracts in this strategy.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2009 and 2008 derivative contracts in this strategy had a notional value $13,436,955 and $1,870,478, respectively, a fair value of $185,534 and $134,852, respectively, and a carrying value of $185,534 and $134,852, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a loss of $(228,653), $(13,503) and $(16,876), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2009 and 2008 foreign currency swaps and forwards had a notional value of $2,384,822 and $315,699, respectively, a fair value of $6,900 and $41,393, respectively, and a carrying value of $6,900 and $41,393, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a gain of $27,207, a loss of $(773) and a gain of $599, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2009 and 2008 the warrants had a notional value of $500, a fair value of $67 and $229, respectively, and a carrying value of $67 and $229, respectively. There were no realized gains and losses during the years 2009, 2008 and 2007.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2009 and 2008.

                            AS OF DECEMBER 31, 2009

                                                                                        WEIGHTED
                                                                                         AVERAGE
                                    NOTIONAL                          CARRYING          YEARS TO
                                   AMOUNT (2)         FAIR VALUE       VALUE            MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                                                                        4
  exposure                           $35,000               $(13)         $(13)            years
 Below investment grade risk                                                                  4
  exposure                            14,453               (194)         (194)            years
Basket credit default swaps
 (4)
 Investment grade risk                                                                        4
  exposure                            35,566              1,547         1,547             years
 Investment grade risk                                                                        8
  exposure                            70,000            (11,501)      (11,501)            years
                                    --------            -------       -------             -----
                        TOTAL       $155,019            $(10,161)     $(10,161)
                                    --------            -------       -------

                                       UNDERLYING REFERENCED CREDIT
                                             OBLIGATION(S) (1)

                                                                AVERAGE
                                                                 CREDIT
                                       TYPE                      RATING
-----------------------------  ---------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          Corporate Credit              AAA
 Below investment grade risk
  exposure                          Corporate Credit              BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          Corporate Credit               A-
 Investment grade risk
  exposure                          CMBS Credit                   AA+
                               ---------------------             ------
                        TOTAL


                                   OFFSETTING         OFFSETTING        OFFSETTING
                                    NOTIONAL             FAIR            CARRYING
                                   AMOUNT (3)         VALUE (3)         VALUE (3)
-----------------------------  ------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                           $35,000             $(833)            $(833)
 Below investment grade risk
  exposure                            14,453            (2,570)           (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                            34,661            (1,547)           (1,547)
 Investment grade risk
  exposure                            70,000            11,501            11,501
                                    --------            ------            ------
                        TOTAL       $154,114            $6,551            $6,551
                                    --------            ------            ------

                            AS OF DECEMBER 31, 2008

                                                                                         WEIGHTED
                                                                                          AVERAGE
                                   NOTIONAL                           CARRYING           YEARS TO
                                  AMOUNT (2)          FAIR VALUE       VALUE             MATURITY
------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          $70,000            $(21,514)      $(21,514)           8 years
                                    -------            --------       --------            -------
                        TOTAL       $70,000            $(21,514)      $(21,514)
                                    -------            --------       --------


                                                 UNDERLYING REFERENCED CREDIT       AVERAGE
                                                      OBLIGATION(S) (1)              CREDIT
                                                  TYPE                               RATING
-----------------------------  ----------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                                              CMBS Credit                   AAA
                                                      ---------------                 ----
                        TOTAL


                                  OFFSETTING         OFFSETTING         OFFSETTING
                                   NOTIONAL             FAIR             CARRYING
                                  AMOUNT (3)          VALUE (3)          VALUE (3)
-----------------------------  -------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          $70,000            $21,514            $21,514
                                    -------            -------            -------
                        TOTAL       $70,000            $21,514            $21,514
                                    -------            -------            -------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4)  Includes $105,869 and $70,000 as of December 31, 2009 and 2008,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  GROSS
                                                                               UNREALIZED               Gross           Estimated
                                                               Statement          GAINS            Unrealized                Fair
   BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009              Value                               Losses               Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and government agencies and authorities:
 -- Guaranteed and sponsored                                    $700,086            $2,209           $(19,381)           $682,914
 -- Guaranteed and sponsored -- asset-backed                     540,081            15,260             (1,083)            554,258
States, municipalities and political subdivisions                 90,420               951            (10,165)             81,206
International governments                                         82,841             4,614             (1,275)             86,180
All other corporate -- excluding asset-backed                  3,933,824           210,001            (43,650)          4,100,175
All other corporate -- asset-backed                            1,636,174            25,792           (246,728)          1,415,238
Hybrid securities                                                144,409                --            (23,365)            121,044
Short-term investments                                         1,464,800                --                 --           1,464,800
Affiliate bond                                                 1,468,810                --            (54,941)          1,413,869
                                                          --------------       -----------       ------------       -------------
                  TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)         $9,919,684
                                                          --------------       -----------       ------------       -------------

                                                                                  GROSS             GROSS             ESTIMATED
                                                                               UNREALIZED         UNREALIZED            FAIR
                                                               COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 DECEMBER 31, 2009
Common stock -- unaffiliated                                      $5,441            $1,263               $(17)             $6,687
Common stock -- affiliated                                     1,123,632            31,378            (49,782)          1,105,228
                                                          --------------       -----------       ------------       -------------
                                     TOTAL COMMON STOCKS      $1,129,073           $32,641           $(49,799)         $1,111,915
                                                          --------------       -----------       ------------       -------------

                                                                                  GROSS             GROSS             ESTIMATED
                                                            STATEMENT          UNREALIZED         UNREALIZED            FAIR
                                                              VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
 DECEMBER 31, 2009
Preferred stock -- unaffiliated                                  $73,901            $4,495           $(10,675)            $67,721
                                                          --------------       -----------       ------------       -------------
                                  TOTAL PREFERRED STOCKS         $73,901            $4,495           $(10,675)            $67,721
                                                          --------------       -----------       ------------       -------------

                                                                  GROSS             GROSS             ESTIMATED
                                            STATEMENT          UNREALIZED         UNREALIZED            FAIR
                                              VALUE               GAINS             LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2008
U.S. government and government agencies
 and
 authorities:
 -- Guaranteed and sponsored                    $767,433            $8,278            $(3,717)           $771,994
 -- Guaranteed and sponsored --                  612,681            14,147             (1,672)            625,156
  asset-backed
States, municipalities and political              56,540               258             (9,859)             46,939
 subdivisions
International governments                      1,784,069            21,070               (496)          1,804,643
Public utilities                                 552,314             5,224            (52,867)            504,671
All other corporate -- excluding               2,543,103            34,761           (271,737)          2,306,127
 asset-backed
All other corporate -- asset-backed            2,055,543             6,202           (641,244)          1,420,501
Short-term investments                         2,166,710                --                 --           2,166,710
Parents, subsidiaries and affiliates                $ --              $ --               $ --                $ --
                                          --------------       -----------       ------------       -------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,538,393           $89,940          $(981,592)         $9,646,741
                                          --------------       -----------       ------------       -------------

                                                                            GROSS              GROSS               ESTIMATED
                                                                          UNREALIZED         UNREALIZED              FAIR
                                                               COST         GAINS              LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 DECEMBER 31, 2008
Common stock -- unaffiliated                                    $5,987        $18                 $(974)              $5,031
Common stock -- affiliated                                      36,884         --               (30,395)               6,489
                                                             ---------       ----            ----------            ---------
                                        TOTAL COMMON STOCKS    $42,871        $18              $(31,369)             $11,520
                                                             ---------       ----            ----------            ---------

                                                                                      GROSS           GROSS            ESTIMATED
                                                                STATEMENT           UNREALIZED      UNREALIZED           FAIR
                                                                  VALUE               GAINS           LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
 DECEMBER 31, 2008
Preferred stock -- unaffiliated                                   $255,362              $227          $(126,339)         $129,250
                                                               -----------            ------       ------------       -----------
                                  TOTAL PREFERRED STOCKS          $255,362              $227          $(126,339)         $129,250
                                                               -----------            ------       ------------       -----------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2009 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                     Statement       Estimated
                                                       Value        Fair Value
                                                   --------------  -------------
MATURITY
Due in one year or less                                $1,981,343     $1,972,939
Due after one year through five years                   2,223,537      2,187,278
Due after five years through ten years                  3,745,643      3,682,947
Due after ten years                                     2,110,922      2,076,520
                                                   --------------  -------------
                                            TOTAL     $10,061,445     $9,919,684
                                                   --------------  -------------

At December 31, 2009 and 2008, securities with a statement value of $3,814 and $3,809, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 7.5% and 1.66% and 6.99% and 4.02% during 2009 and 2008, respectively. During 2009 and 2008, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2009 and 2008, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2009 and 2008, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2009 and 2008, there were impaired loans with a related allowance for credit losses of $42,212 and $0 with interest income recognized during the period the loans were impaired of $(64) and $0, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2009, 2008 and 2007.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                   2009                                   2008
                                                       STATEMENT          ESTIMATED           STATEMENT          ESTIMATED
                                                         VALUE            FAIR VALUE            VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                      $10,061,445          9,919,684         $10,538,393          9,646,741
 Preferred stocks                                           73,901             67,721             255,362            129,250
 Common stocks                                           1,111,915          1,111,915              11,520             11,520
 Mortgage loans                                            490,227            446,456             611,372            569,461
 Derivative related assets (1)                             324,260            326,218           1,791,997          1,813,561
 Policy loans                                              352,829            352,829             354,920            354,920
 Other invested assets                                     425,957            425,957             264,280            264,280
LIABILITIES
 Liability for deposit type contracts                     $(70,613)          $(70,613)           $(70,266)          $(70,266)
 Derivative related liabilities (1)                       (192,245)          (190,893)            (27,058)           (27,058)
                                                     -------------       ------------       -------------       ------------

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2009 and 2008, with a fair value asset position of $316,011 and $1,793,687, respectively, and a liability position of $(190,524) and $(27,058), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2009 and 2008. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2009 and 2008, of $(22,081) and $72,938, respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the hierarchy. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables provide information as of December 31, 2009 and 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis. Certain items in the 2008 tables have been revised to reflect revised rounding and to conform with current year presentation.

                                                                      AS OF DECEMBER 31, 2009
                                         QUOTED PRICES
                                           IN ACTIVE                SIGNIFICANT             SIGNIFICANT
                                          MARKETS FOR               OBSERVABLE              UNOBSERVABLE
                                        IDENTICAL ASSETS              INPUTS                   INPUTS
                                           (LEVEL 1)                 (LEVEL 2)               (LEVEL 3)              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets at fair value:
Common Stock                                    $6,683                     $ --                      $4                $6,687
Derivative related assets
 GMWB hedging instruments                           --                       --                 140,611               140,611
 Macro hedge program                                --                   16,038                 161,701               177,739
 Other derivative assets                            --                  (12,981)                 10,642                (2,339)
                                          ------------              -----------              ----------          ------------
     TOTAL DERIVATIVE RELATED ASSETS                --                    3,057                 312,954               316,011
Separate account assets (1)                 59,063,044                       --                      --            59,063,044
                                          ------------              -----------              ----------          ------------
         TOTAL ASSETS AT FAIR VALUE:       $59,069,727                   $3,057                $312,958           $59,385,742
                                          ------------              -----------              ----------          ------------
Liabilities at fair value:
Derivative related liabilities
 GMWB hedging instruments                         $ --                $(186,725)                   $ --             $(186,725)
 Macro hedge program                                --                   (2,694)                 23,833                21,139
 Other derivative liabilities                       --                  (14,984)                 (9,954)              (24,938)
                                          ------------              -----------              ----------          ------------
    TOTAL LIABILITIES AT FAIR VALUE:              $ --                $(204,403)                $13,879             $(190,524)
                                          ------------              -----------              ----------          ------------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP 100.

                                                                  AS OF DECEMBER 31, 2008
                                  QUOTED PRICES
                                    IN ACTIVE                 SIGNIFICANT                SIGNIFICANT
                                   MARKETS FOR                 OBSERVABLE               UNOBSERVABLE
                                 IDENTICAL ASSETS                INPUTS                    INPUTS
                                    (LEVEL 1)                  (LEVEL 2)                  (LEVEL 3)                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets at fair value:
Common Stock                              $5,028                     $ --                          $4                  $5,032
Derivative related assets
 GMWB hedging instruments                     --                  (12,918)                  1,592,007               1,579,089
 Macro hedge program                          --                   34,614                     134,852                 169,466
 Other derivative assets                      --                   44,477                         655                  45,132
                                  --------------               ----------               -------------          --------------
    TOTAL DERIVATIVE RELATED
                      ASSETS                  --                   66,173                   1,727,514               1,793,687
Separate account assets (1)           50,536,190                       --                          --              50,536,190
                                  --------------               ----------               -------------          --------------
 TOTAL ASSETS AT FAIR VALUE:         $50,541,218                  $66,173                  $1,727,518             $52,334,909
                                  --------------               ----------               -------------          --------------
Liabilities at fair value:
Derivative related
 liabilities
 GMWB hedging instruments                   $ --                     $ --                    $(14,070)               $(14,070)
 Other derivative
  liabilities                                 --                  (12,988)                         --                 (12,988)
                                  --------------               ----------               -------------          --------------
   TOTAL LIABILITIES AT FAIR
                      VALUE:                $ --                 $(12,988)                   $(14,070)               $(27,058)
                                  --------------               ----------               -------------          --------------

(1) Excludes approximately $15.0 million of investment sales receivable net of investment purchases payable that are not subject to SSAP 100.

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

LEVEL 1 FINANCIAL ASSETS AND LIABILITIES

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

LEVEL 2 FINANCIAL ASSETS AND LIABILITIES

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The table below provides a fair value rollforward for the years ending December 31, 2009 and 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                COMMON            GMWB HEDGING            MACRO HEDGE              OTHER
                                STOCK             INSTRUMENTS               PROGRAM             DERIVATIVES
                                                                                                                     TOTAL
                                                                      (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09              $4               $1,577,937               $134,852                 $655          $1,713,448
                                  --               ----------              ---------              -------          ----------
Realized/unrealized gains
 (losses) included in:
 Net income                       --                       --                     --                   --                  --
 Unrealized gains and
  losses                          --                 (493,111)              (240,114)                 241            (732,984)
 Purchases, issuances, and
  settlements                     --                 (944,215)               290,796                 (208)           (653,627)
Transfers in (out) of Level
 3                                --                       --                     --                   --                  --
                                  --               ----------              ---------              -------          ----------
Fair value at 12/31/09             4                  140,611                185,534                  688             326,837
                                  --               ----------              ---------              -------          ----------
   TOTAL GAINS AND (LOSSES)
                   INCLUDED
  IN INCOME ATTRIBUTABLE TO
    INSTRUMENTS HELD AT THE
             REPORTING DATE       --                 (249,433)              (192,831)              (1,278)           (443,542)
                                  --               ----------              ---------              -------          ----------

                                COMMON            GMWB HEDGING            MACRO HEDGE              OTHER
                                 STOCK            INSTRUMENTS               PROGRAM             DERIVATIVES
                                                                                                                     TOTAL
                                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/08               $4                $466,545                   $ --                $(515)           $466,034
                                  ---              ----------              ---------              -------          ----------
Realized/unrealized gains
 (losses) included in:
 Net income                        --                      --                     --                   --                  --
 Unrealized gains and losses       --               1,290,658                101,264               (1,394)          1,390,528
 Purchases, issuances, and
  settlements                      --                (179,266)                33,588               (1,192)           (146,870)
Transfers in (out) of Level
 3                                 --                      --                     --                3,756               3,756
                                  ---              ----------              ---------              -------          ----------
Fair value at 12/31/08              4               1,577,937                134,852                  655          $1,713,448
                                  ---              ----------              ---------              -------          ----------
    TOTAL GAINS AND (LOSSES)
                    INCLUDED
   IN INCOME ATTRIBUTABLE TO
     INSTRUMENTS HELD AT THE
              REPORTING DATE       --               1,183,889                101,264               (4,167)         $1,280,986
                                  ---              ----------              ---------              -------          ----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2009 are attributable to a change in the availability of market observable information for individual securities within respective categories.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009 and 2008. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009 and 2008, respectively:

                                                          AS OF DECEMBER 31, 2009
                                                QUOTED PRICES IN ACTIVE               SIGNIFICANT
                                                 MARKETS FOR IDENTICAL             OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                     --                                12
Preferred Stock                 $5,390                     --                             4,985
                               -------                    ---                            ------

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT                     TOTAL
                                  UNOBSERVABLE INPUTS                 GAINS
                                       (LEVEL 3)                   AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                      223                         (5,189)
Preferred Stock                            405                        (16,058)
                                          ----                       --------

                                                          AS OF DECEMBER 31, 2008
                                                QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                 MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                     (LEVEL 2)
-------------------------------------------------------------------------------------------------------------
Bonds                           $6,173                     --                             $4,775
                               -------                    ---                            -------

                                            AS OF DECEMBER 31, 2008
                                      SIGNIFICANT                    TOTAL
                                  UNOBSERVABLE INPUTS                GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  --------------------------------------------------
Bonds                                    $1,398                      $(7,128)
                                        -------                     --------

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2009 and 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 and 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2009 and 2008, the statement value of the loaned securities was $0 and $274,377, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1,232, $135 and $489 for the years ended December 31, 2009, 2008 and 2007, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2009 and 2008, collateral pledged of $340,474 and $478,048, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2009 and 2008, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $269,334 and $2,080,162, respectively. At December 31, 2009 and 2008, cash collateral of $243,019 and $1,924,101 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $243,019 and $1,829,907 as of December 31, 2009 and 2008, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2009 and 2008. As of December 31, 2009 and 2008, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                CASH AND SECURITIES       CASH AND SECURITIES
                                     COLLATERAL                COLLATERAL
                                 DECEMBER 31, 2009         DECEMBER 31, 2008
--------------------------------------------------------------------------------
Thirty days or less                    $243,019                 $1,949,162
Thirty one to 60 days                        --                     59,000
Sixty one to 90 days                         --                         --
Over 90 days                                 --                     72,000
                                     ----------               ------------
                       TOTAL           $243,019                 $2,080,162
                                     ----------               ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2009 and 2008.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                             LESS THAN 12 MONTHS
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored         $629,133         $609,752        $(19,381)
 -- guaranteed & sponsored --
  asset backed                       82,633           81,554          (1,079)
States, municipalities &
 political subdivisions              27,640           26,382          (1,258)
International Governments            11,932           10,657          (1,275)
All other corporate including
 international                      408,021          391,755         (16,266)
All other corporate -- asset
 backed                             683,679          578,444        (105,235)
Hybrid securities                        --               --              --
Affiliate bond                    1,468,810        1,413,869         (54,941)
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   3,311,848        3,112,413        (199,435)
Common stock -- unaffiliated                                              --
Common stock -- affiliated          283,115          233,333         (49,782)
Preferred stock -- unaffiliated          --               --              --
                                 ----------       ----------       ---------
                   TOTAL EQUITY     283,115          233,333         (49,782)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $3,594,963       $3,345,746       $(249,217)
                                 ----------       ----------       ---------

                                              12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
-------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          122              118              (4)
States, municipalities &
 political subdivisions              36,135           27,228          (8,907)
International Governments                --               --              --
All other corporate including
 international                      385,451          358,067         (27,384)
All other corporate -- asset
 backed                             603,351          461,858        (141,493)
Hybrid securities                   144,409          121,044         (23,365)
Affiliate bond                           --               --              --
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   1,169,468          968,315        (201,153)
Common stock -- unaffiliated            577              560             (17)
Common stock -- affiliated                                                --
Preferred stock -- unaffiliated      53,309           42,634         (10,675)
                                 ----------       ----------       ---------
                   TOTAL EQUITY      53,886           43,194         (10,692)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $1,223,354       $1,011,509       $(211,845)
                                 ----------       ----------       ---------

                                                    TOTAL
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
-------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored         $629,133         $609,752        $(19,381)
 -- guaranteed & sponsored --
  asset backed                       82,755           81,672          (1,083)
States, municipalities &
 political subdivisions              63,775           53,610         (10,165)
International Governments            11,932           10,657          (1,275)
All other corporate including
 international                      793,472          749,822         (43,650)
All other corporate -- asset
 backed                           1,287,030        1,040,302        (246,728)
Hybrid securities                   144,409          121,044         (23,365)
Affiliate bond                    1,468,810        1,413,869         (54,941)
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   4,481,316        4,080,728        (400,588)
Common stock -- unaffiliated            577              560             (17)
Common stock -- affiliated          283,115          233,333         (49,782)
Preferred stock -- unaffiliated      53,309           42,634         (10,675)
                                 ----------       ----------       ---------
                   TOTAL EQUITY     337,001          276,527         (60,474)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $4,818,317       $4,357,255       $(461,062)
                                 ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 230 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2009, approximately 85% were securities priced at or greater than 80% of amortized cost. The remaining securities were primarily composed of CMBS and ABS securities, of which 76% had a credit rating of BB or above as of December 31, 2009.

Securities depressed for twelve months or more as of December 31, 2009 were comprised of approximately 200 securities with the majority of the unrealized loss amount relating to securities supported by real estate related assets, specifically investment grade CMBS bonds, and sub-prime RMBS. Current market spreads continue to be significantly wider for securities supported by real estate related assets, as compared to spreads at the security's respective purchase date, largely due to the continued effects of the recession and the economic and market uncertainties regarding future performance of commercial and residential real estate. For these securities in an unrealized loss position where a credit impairment has not been recorded, the Company's best estimate of expected future cash flows are sufficient to recover the amortized cost basis of the security.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                         LESS THAN 12 MONTHS
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
-----------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                     $684,248         $680,531         $(3,717)
 -- guaranteed & sponsored -- asset
  backed                                         37,768           37,523            (245)
States, municipalities & political
 subdivisions                                    10,395            9,721            (674)
International Governments                         4,983            4,487            (496)
Public utilities                                223,457          206,514         (16,943)
All other corporate including
 international                                1,311,543        1,212,800         (98,743)
All other corporate -- asset backed             557,904          455,963        (101,941)
                                             ----------       ----------       ---------
                TOTAL FIXED MATURITIES        2,830,298        2,607,539        (222,759)
Common stock -- unaffiliated                      4,258            3,286            (972)
Common stock -- affiliated                           --               --              --
Preferred stock -- unaffiliated                  20,127           11,958          (8,169)
                                             ----------       ----------       ---------
                          TOTAL EQUITY           24,385           15,244          (9,141)
                                             ----------       ----------       ---------
                      TOTAL SECURITIES       $2,854,683       $2,622,783       $(231,900)
                                             ----------       ----------       ---------

                                                          12 MONTHS OR MORE
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
--------------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                           $0               $0            $ --
 -- guaranteed & sponsored -- asset
  backed                                         79,200           77,773          (1,427)
States, municipalities & political
 subdivisions                                    36,145           26,960          (9,185)
International Governments                            --               --              --
Public utilities                                198,757          162,833         (35,924)
All other corporate including
 international                                  721,634          548,640        (172,994)
All other corporate -- asset backed           1,441,860          902,557        (539,303)
                                             ----------       ----------       ---------
                TOTAL FIXED MATURITIES        2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated                          2               --              (2)
Common stock -- affiliated                       36,884            6,489         (30,395)
Preferred stock -- unaffiliated                 232,547          114,377        (118,170)
                                             ----------       ----------       ---------
                          TOTAL EQUITY          269,433          120,866        (148,567)
                                             ----------       ----------       ---------
                      TOTAL SECURITIES       $2,747,029       $1,839,629       $(907,400)
                                             ----------       ----------       ---------

                                                                 TOTAL
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
--------------------------------------  -------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                     $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored -- asset
  backed                                        116,968          115,296            (1,672)
States, municipalities & political
 subdivisions                                    46,540           36,681            (9,859)
International Governments                         4,983            4,487              (496)
Public utilities                                422,214          369,347           (52,867)
All other corporate including
 international                                2,033,177        1,761,440          (271,737)
All other corporate -- asset backed           1,999,764        1,358,520          (641,244)
                                             ----------       ----------       -----------
                TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated                      4,260            3,286              (974)
Common stock -- affiliated                       36,884            6,489           (30,395)
Preferred stock -- unaffiliated                 252,674          126,335          (126,339)
                                             ----------       ----------       -----------
                          TOTAL EQUITY          293,818          136,110          (157,708)
                                             ----------       ----------       -----------
                      TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                             ----------       ----------       -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

(M) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43-Revised.

                                               BOOK/ADJ
                                            CARRYING VALUE
                                               AMORTIZED
                                              COST BEFORE
        IMPAIRMENT                          CURRENT PERIOD     PROJECTED
           DATE                 CUSIP            OTTI          CASH FLOWS
---------------------------------------------------------------------------
        9/30/2009                00503NAB7       $7,535,388      $1,959,990
        9/30/2009                00503NAC5          462,707         143,832
        9/30/2009                05947UHT8        3,987,817       3,981,363
        9/30/2009                059497BW6        9,725,618       9,468,201
        9/30/2009                059500BK3          324,723         301,919
        9/30/2009                07383FYN2        1,426,119       1,353,732
        9/30/2009                07388NAX4        8,656,256       6,740,942
        9/30/2009                1248MBAJ4          999,970         837,548
        9/30/2009                14984WAA8        7,545,795       5,990,179
        9/30/2009                15188RAB8          985,186          77,012
        9/30/2009                15188RAC6          103,020          34,781
        9/30/2009                173067AJ8        1,373,631       1,082,028
        9/30/2009                22540VV33        2,653,742       2,644,326
        9/30/2009                22541NVA4        2,380,022       2,338,979
        9/30/2009                22545XBB8        2,034,495       1,474,961
        9/30/2009                36158YBE8          929,981         920,612
        9/30/2009                361849N65        1,365,928         690,903
        9/30/2009                3622G0AC4          822,792         302,810
        9/30/2009                46625MCY3          644,072         572,349
        9/30/2009                46625MKQ1        1,741,503       1,562,569
        9/30/2009                46625YJP9          787,944         729,302
        9/30/2009                46625YWE9        3,076,000       2,571,757
        9/30/2009                51804WAC4        1,081,428          30,116
        9/30/2009                51804XAU2          742,470          11,524
        9/30/2009                51804XAV0           24,893           5,125
        9/30/2009                51804XBH0            7,277              --
        9/30/2009                55312YBD3        2,224,569       1,767,229
        9/30/2009                75970JAS5           15,323           4,705
        9/30/2009                75970JAU0           10,731           9,123
        9/30/2009                75970QAQ3          448,316         395,099
        9/30/2009                78402KAA3          769,074         135,713
        9/30/2009                78402KAB1          135,046          36,892
        9/30/2009                92978TBU4        5,534,393       3,809,262
        9/30/2009                93364LAD0        7,945,532       5,903,490
        12/31/2009               126683AC5        3,921,365       1,202,357
        12/31/2009               12669RAC1        5,913,980       2,107,965
        12/31/2009               23243NAF5        8,660,779       4,126,189
        12/31/2009               38500XAC6        4,130,914         320,971
        12/31/2009               46627QBD9        1,806,424       1,169,582
        12/31/2009               52524PAN2       17,244,475       7,168,349
        12/31/2009               75970JAU0           41,523           2,047
        12/31/2009               75970QAP5          307,481         137,383
        12/31/2009               75970QAQ3          319,219         158,497
        12/31/2009               75971FAQ6          184,492         118,338
        12/31/2009               83611MPH5        2,986,097       2,942,454
        12/31/2009               83611YAD4        2,383,704       2,301,159
        12/31/2009               86358R7R2          154,187           7,541
        12/31/2009               86359APY3        5,056,190       4,964,893
                                            ---------------  --------------
                                     TOTAL     $131,612,591     $84,616,098
                                            ---------------  --------------


                                                    AMORTIZED
                              RECOGNIZED            COST AFTER
                              OTHER-THAN-          OTHER-THAN-
        IMPAIRMENT             TEMPORARY            TEMPORARY
           DATE               IMPAIRMENT            IMPAIRMENT      FAIR VALUE
--------------------------  ----------------------------------------------------
        9/30/2009               $(5,575,398)          $1,959,990        $607,018
        9/30/2009                  (318,875)             143,832         605,000
        9/30/2009                    (6,454)           3,981,363       3,980,969
        9/30/2009                  (257,417)           9,468,201       8,381,882
        9/30/2009                   (22,804)             301,919         279,440
        9/30/2009                   (72,387)           1,353,732       1,587,169
        9/30/2009                (1,915,314)           6,740,942       6,301,194
        9/30/2009                  (162,422)             837,548         393,426
        9/30/2009                (1,555,616)           5,990,179       3,773,574
        9/30/2009                  (908,174)              77,012         251,926
        9/30/2009                   (68,239)              34,781         111,797
        9/30/2009                  (291,603)           1,082,028       1,532,755
        9/30/2009                    (9,416)           2,644,326       2,502,017
        9/30/2009                   (41,043)           2,338,979       2,347,354
        9/30/2009                  (559,534)           1,474,961       1,358,469
        9/30/2009                    (9,369)             920,612         866,016
        9/30/2009                  (675,025)             690,903         946,149
        9/30/2009                  (519,982)             302,810         550,000
        9/30/2009                   (71,723)             572,349         526,565
        9/30/2009                  (178,934)           1,562,569       1,521,277
        9/30/2009                   (58,642)             729,302         741,670
        9/30/2009                  (504,243)           2,571,757       3,146,164
        9/30/2009                (1,051,312)              30,116          86,608
        9/30/2009                  (730,946)              11,524          36,450
        9/30/2009                   (19,768)               5,125          31,228
        9/30/2009                    (7,277)                  --           6,770
        9/30/2009                  (457,340)           1,767,229       1,494,736
        9/30/2009                   (10,618)               4,705           2,046
        9/30/2009                    (1,608)               9,123           1,859
        9/30/2009                   (53,217)             395,099         173,005
        9/30/2009                  (633,361)             135,713         135,000
        9/30/2009                   (98,154)              36,892          45,000
        9/30/2009                (1,725,131)           3,809,262       4,213,330
        9/30/2009                (2,042,042)           5,903,490       2,400,000
        12/31/2009               (2,719,008)           1,202,357         990,781
        12/31/2009               (3,806,015)           2,107,965       2,078,824
        12/31/2009               (4,534,590)           4,126,189       2,820,805
        12/31/2009               (3,809,943)             320,971         321,090
        12/31/2009                 (636,842)           1,169,582       1,055,039
        12/31/2009              (10,076,126)           7,168,349       7,118,926
        12/31/2009                  (39,476)               2,047           1,007
        12/31/2009                 (170,098)             137,383         140,425
        12/31/2009                 (160,722)             158,497         153,320
        12/31/2009                  (66,154)             118,338         118,250
        12/31/2009                  (43,643)           2,942,454       2,302,500
        12/31/2009                  (82,545)           2,301,159       1,449,051
        12/31/2009                 (146,646)               7,541           7,541
        12/31/2009                  (91,297)           4,964,893       4,376,557
                            ---------------       --------------  --------------
                               $(46,996,490)         $84,616,098     $73,871,979
                            ---------------       --------------  --------------

4. INCOME TAXES:

(A) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                                2009
                                            ORDINARY          CAPITAL            TOTAL
-----------------------------------------------------------------------------------------------
Gross deferred tax assets                     $914,270         $121,481         $1,035,751
Statutory valuation allowance                       --               --                 --
                                          ------------       ----------       ------------
Adjusted gross deferred tax assets             914,270          121,481          1,035,751
Gross deferred tax liabilities                (260,641)              --           (260,641)
                                          ------------       ----------       ------------
Net deferred tax asset/(liability)
 before admissibility test                    $653,629         $121,481           $775,110
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.a.
 carryback period                                   --               --                 --
Paragraph 10.b.i. DTA's Realized within
 one year                                      129,174            5,998            135,172
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                      --               --            464,467
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                          129,174            5,998            135,172
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                           260,641               --            260,641
                                          ------------       ----------       ------------
Paragraph 10.e.i Additional Carryback
 period                                             --               --                 --
Paragraph 10.e.ii.a. Additional DTA's
 Realized within three years                   266,358               --            266,358
Paragraph 10.e.ii.b. Additional 15%
 Surplus Limitation (see Note A below)              --               --            561,528
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)        266,358               --            266,358
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs            --               --                 --
                                          ------------       ----------       ------------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)       656,173            5,998            662,171
Deferred tax liability                        (260,641)              --           (260,641)
                                          ------------       ----------       ------------
Net admitted Deferred Tax
 Asset/(Liability)                            $395,532           $5,998           $401,530
                                          ------------       ----------       ------------
Non-admitted Deferred Tax Asset               $258,097         $115,483           $373,580
                                          ------------       ----------       ------------

Note A -- Not applicable by component, only in total

                                                                2008
                                            ORDINARY          CAPITAL            TOTAL
-----------------------------------------------------------------------------------------------
Gross deferred tax assets                   $1,492,810               --         $1,492,810
Statutory valuation allowance                       --               --                 --
                                          ------------       ----------       ------------
Adjusted gross deferred tax assets           1,492,810               --          1,492,810
Gross deferred tax liabilities                (891,412)              --           (891,412)
                                          ------------       ----------       ------------
Net deferred tax asset/(liability)
 before admissibility test                    $601,398               --           $601,398
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.a.
 carryback period                                   --               --                 --
Paragraph 10.b.i. DTA's Realized within
 one year                                       68,673               --             68,673
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                 245,525               --            245,525
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                           68,673               --             68,673
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                           891,412               --            891,412
                                          ------------       ----------       ------------
Paragraph 10.e.i Additional Carryback
 period                                             --               --                 --
Paragraph 10.e.ii.a. Additional DTA's
 Realized within three years                   310,488               --            310,488
Paragraph 10.e.ii.b. Additional 15%
 Surplus Limitation (see Note A below)         299,614               --            299,614
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)        299,614               --            299,614
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs            --               --                 --
                                          ------------       ----------       ------------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)     1,259,699               --          1,259,699
Deferred tax liability                        (891,412)              --           (891,412)
                                          ------------       ----------       ------------
Net admitted Deferred Tax
 Asset/(Liability)                            $368,287               --           $368,287
                                          ------------       ----------       ------------
Non-admitted Deferred Tax Asset               $233,111               --           $233,111
                                          ------------       ----------       ------------

Note A -- Not applicable by component, only in total

                                                        CHANGE DURING 2009
                                           ORDINARY          CAPITAL            TOTAL
---------------------------------------------------------------------------------------------
Gross deferred tax assets                   $(578,540)        $121,481         $(457,058)
Statutory valuation allowance                      --               --                --
                                          -----------       ----------       -----------
Adjusted gross deferred tax assets           (578,540)         121,481          (457,058)
Gross deferred tax liabilities                630,770               --           630,770
                                          -----------       ----------       -----------
Net deferred tax asset/(liability)
 before admissibility test                    $52,230         $121,481          $173,712
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.a.
 carryback period                                  --               --                --
Paragraph 10.b.i. DTA's Realized within
 one year                                      60,501            5,998            66,499
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                     --               --           218,942
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                          60,501            5,998            66,499
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                         (630,770)              --          (630,770)
                                          -----------       ----------       -----------
Paragraph 10.e.i Additional Carryback
 period                                            --               --                --
Paragraph 10.e.ii.a. Change in Admitted
 DTA's Realized within three years            266,358               --           266,358
Paragraph 10.e.ii.b. Change in Admitted
 DTA's Under 15% Surplus Limitation (see
 Note A below)                               (299,614)              --          (299,614)
                                          -----------       ----------       -----------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)       (33,256)              --           (33,256)
                                          -----------       ----------       -----------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs           --               --                --
                                          -----------       ----------       -----------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)     (603,525)           5,998          (597,527)
Deferred tax liability                        630,770               --           630,770
                                          -----------       ----------       -----------
Net admitted Deferred Tax
 Asset/(Liability)                            $27,245           $5,998           $33,243
                                          -----------       ----------       -----------
Non-admitted Deferred Tax Asset               $24,986         $115,483          $140,469
                                          -----------       ----------       -----------

Note A -- Not applicable by component, only in total

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ended December 31, 2009. This current period election differs from the prior year reporting period since this election was not available in 2008.

                                              With
                        Paragraphs         Paragraph
                         10.a.-c.            10.e.               Difference
--------------------------------------------------------------------------------
RISK-BASED CAPITAL
 LEVEL
Admitted Deferred Tax
 Assets                     135,172            401,530              266,358
Admitted Assets          73,140,154         73,406,512              266,358
Statutory Surplus         3,816,743          4,083,101              266,358
Total Adjusted
 Capital                  3,844,806          4,111,164              266,358
Authorized Control
 Level Used in 10.d.          2,175%             2,241%                  66%

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                               2009               2008              2007
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL, and
 AMT                           $611,746          $(479,071)        $128,160
Foreign taxes                        --                 --          (13,802)
NOL
 limitation/(utilization)      (219,123)           230,834               --
Alternative minimum tax              --             (6,233)         (32,097)
Prior period adjustments
 and other                       54,085              8,725            6,187
                            -----------       ------------       ----------
FEDERAL AND FOREIGN INCOME
              TAX INCURRED     $446,708          $(245,745)         $88,448
                            -----------       ------------       ----------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

                                     2009           2008          CHANGE
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Reserves                              $338,545       $751,417     $(412,872)
Tax DAC                                289,234        302,889       (13,655)
Unrealized Gains                        88,358             --        88,358
Bonds and Other Investments             69,005             --        69,005
NOL/Minimum Tax Credit/Foreign
 Tax Credits                           214,653        404,134      (189,481)
Employee Benefits                        4,544             --         4,544
Other                                   31,412         34,370        (2,958)
                                 -------------  -------------  ------------
      TOTAL DEFERRED TAX ASSETS     $1,035,751     $1,492,810     $(457,059)
                                 -------------  -------------  ------------
            DEFERRED TAX ASSETS
                   NON-ADMITTED       $373,580       $233,111      $140,469
                                 -------------  -------------  ------------

                                2009              2008             CHANGE
--------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES
Bonds and Other Investments    $(162,543)        $(275,019)        $112,476
Employee Benefits                 (2,380)           (5,073)           2,693
Reserves                         (65,192)          (76,704)          11,512
Deferred and Uncollected         (24,376)          (21,848)          (2,528)
Unrealized Gains/(Losses)             --          (505,949)         505,949
Other                             (6,150)           (6,819)             669
                             -----------       -----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES   $ (260,641)       $ (891,412)       $ 630,771
TOTAL ADMITTED DEFERRED TAX
                     ASSETS     $401,530          $368,287          $33,243
                             -----------       -----------       ----------

                             2009               2008              CHANGE
--------------------------------------------------------------------------------
Total deferred tax
 assets                    $1,035,751         $1,492,810          $(457,059)
Total deferred tax
 liabilities                 (260,641)          (891,412)           630,771
                         ------------       ------------       ------------
Net deferred tax asset
 (liability)                 $775,110           $601,398           $173,712
Adjust for stock
 compensation transfer                                                1,167
Adjust for the deferred
 tax on SSAP 43R
 cumulative effect
 change to surplus                                                   (5,032)
Adjust for change in
 deferred tax on
 unrealized gains
 (losses)                                                          (594,307)
                                                               ------------
Adjusted change in net
 deferred income tax                                              $(424,460)
                                                               ------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                               EFFECTIVE                          EFFECTIVE                         EFFECTIVE
                                                  TAX                                TAX                               TAX
                                2009              RATE          2008                RATE           2007                RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                          $998,990           35.0%        $(780,261)            35.0%        $132,025              35.0%
DRD                             (97,710)          -3.4%         (105,214)             4.6%        (100,000)            -26.5%
IMR adjustment                       --            0.0%               --               --           (3,662)             -1.0%
Gain on reinsurance booked
 to surplus                          --            0.0%            2,846             (0.1)%         68,051              18.0%
Correction of deferred
 balances                            --            0.0%               --               --            8,698               2.3%
IRS audit adjustments           (17,055)          -0.6%               --               --               --                --
Foreign tax credits                  --            0.0%          (12,910)             0.6%         (12,692)             -3.3%
Change in basis of reserves
 booked to surplus                   --            0.0%           (8,377)             0.4%          82,901              22.0%
Other                           (14,118)          -0.5%          (11,547)             0.5%             267               0.1%
                             ----------          -----       -----------            -----       ----------            ------
                      TOTAL    $870,107           30.5%        $(915,463)            41.1%        $175,588              46.6%
                             ----------          -----       -----------            -----       ----------            ------

                                                   EFFECTIVE                           EFFECTIVE                     EFFECTIVE
                                                      TAX                                 TAX                           TAX
                                 2009                RATE            2008                RATE           2007           RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                    $446,708             15.6%         $(245,745)            11.0%          $88,448        23.5%
Federal income taxes on net
 capital gains                     (1,061)             0.0%              (467)             0.0%            4,248         1.1%
Adjusted change in net
 deferred income taxes            424,460             14.9%          (669,251)            30.1%           82,891        22.0%
                              -----------            -----       ------------            -----       -----------       -----
TOTAL STATUTORY INCOME TAXES     $870,107             30.5%         $(915,463)            41.1%         $175,587        46.6%
                              -----------            -----       ------------            -----       -----------       -----

(e) As of December 31, 2009, the Company zero net operating loss carry forward and a foreign tax credit carry forward of $30,149 originating between 2002 thru 2009 which will expire, if unused, between 2012 thru 2019. The year-to-date income taxes incurred in the current and prior years that will be available for recoupment are $390,003 for 2009. As of December 31, 2009, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was zero.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

     The Company's federal income tax return is consolidated with the following entities:

          The Hartford Financial Services Group, Inc. (Parent)

Hartford Holdings, Inc.                           Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                          Business Management Group, Inc.
Heritage Holdings, Inc.                           Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                   Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company           Hartford Lloyds Corporation
Hartford Casualty Insurance Company               1st AgChoice, Inc.
Hartford Underwriters Insurance Company           First State Management Group, Inc.
Twin City Fire Insurance Company                  ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                   Access CoverageCorp, Inc.
Trumbull Insurance Company                        Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois            Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest         Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast       Hartford Strategic Investments LLC
Hartford Lloyds Insurance Company                 Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford     Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                  Hartford Life International Ltd.
First State Insurance Company                     Hartford Equity Sales Company, Inc.
New England Insurance Company                     Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation               Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                    Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                     Woodbury Financial Services, Inc.
Hartford Investment Management Co.                Hartford Life, Ltd.
HARCO Property Services, Inc.                     Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.              Hartford Life Insurance Company
HRA, Inc.                                         Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                      Hartford International Life Reassurance Corp.
Hartford Technology Services Company              Hartford Hedge Fund Company, LLC
Ersatz Corporation                                American Maturity Life Insurance Company
Hartford Specialty Company                        Champlain Life Reinsurance Company
Hartford Underwriters General Agency, Inc.        Hartford Texas General Agency, Inc.
Federal Trust Corporation                         Federal Trust Bank
Federal Trust Mortgage Company                    FTB Financial Services, Inc.
White River Life Reinsurance Company

5. REINSURANCE:

A. EXTERNAL REINSURANCE

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $237,402 in 2009, a decrease of $153,169 from the 2008 balance of $390,571. The total amount of reinsurance credits taken for this agreement is $365,234 in 2009, a decrease of $235,644 from the 2008 balance of $600,878.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE WITH JAPAN AFFILIATE

The Company has reinsurance arrangements with Hartford Life Insurance Kabushiki Kaisa ("HLIKK"), a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $161,329, $110,364 and $47,999 for the year ended December 31, 2009, 2008 and 2007, respectively.

  Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundles a guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB. The GMAB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $11,357, $2,040,623 and $8,416 for the years ended December 31, 2009, 2008 and
  2007, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,398 and $1,203 for the years ended December 31, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,772 and $696 for the years ended December 31, 2009 and 2008, respectively.

C. REINSURANCE WITH WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a modified coinsurance and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, an affiliate, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under modified coinsurance, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco adjustments. For the year ended December 31, 2009, the Company reported a net receivable from WRR of $209,572 and paid premiums of $58,332,509.

D. REINSURANCE WITH CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

E. REINSURANCE WITH EXTERNAL PARTIES

The amount of reinsurance recoverables from and payables to reinsurers were $46,981 and $(401,012) as of December 31, 2009 and $69,082 and $(15,998) as of
December 31, 2008.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and Accident and Health
 Policies                                                      $8,933,892    $2,900,085     $(3,700,222)          $8,133,755
Policy and Contract Claim Liabilities                             $57,231        $8,119        $(31,367)             $33,983
Premium and Annuity Considerations                             $3,748,791      $332,507    $(59,184,583)        $(55,103,285)
Death, Annuity, Disability and Other Benefits                    $414,537      $348,187       $(135,526)            $627,198
Surrenders and Other Fund Withdrawals                          $7,148,344      $295,272     $(2,041,820)          $5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health Policies       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                  $55,343       $11,186        $(32,693)             $33,836
Premium and Annuity Considerations                                  $7,861,654    $2,322,174       $(831,321)          $9,352,507
Death, Annuity, Disability and Other Benefits                         $515,171      $343,069       $(200,178)            $658,062
Surrenders and Other Fund Withdrawals                               $9,660,930      $429,781       $(125,658)          $9,965,053

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health Policies        $6,974,834    $1,050,543     $(2,049,303)          $5,976,074
Policy and Contract Claim Liabilties                                   $47,256       $14,423        $(30,399)             $31,281
Premium and Annuity Considerations                                 $11,045,000      $241,808       $(973,307)         $10,313,501
Death, Annuity, Disability and Other Benefits                         $334,482      $115,945       $(101,185)            $349,242
Surrenders and Other Fund Withdrawals                              $10,633,115      $624,725     $(1,729,032)          $9,528,808

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

    The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473                3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

                                                            2008
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,569               $5,546
Ordinary Renewal                                44,318               56,825
Group Life                                          27                   50
                                             ---------            ---------
                                      TOTAL    $48,914              $62,421
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. .

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International Ltd.

-   Woodbury Financial Services

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075. At December 31, 2009 and 2008, the Company reported $20,453 and $10,223, respectively, as a receivable from and $(46,166) and $(39,493), respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis. For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $19,400, $10,523 and $12,807 for 2009, 2008 and 2007, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2009, 2008 or 2007.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2009, 2008 and 2007 was $5,996, $4,825 and $5,528, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2009, no dividends were paid. In 2008 and 2007, dividends of $156,000 and $207,000, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is equal to operating income of $2,678,682 in 2010. However, because the Company's earned surplus is $737,572 as of December 31, 2009, the Company will be permitted to pay dividends of $737,572 in 2010.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $59,079,204 and $50,551,150 as of December 31, 2009 and 2008, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,165,306, $1,363,868 and $1,542,870 for the years ended December 31, 2009, 2008 and 2007, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2009 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended        $ --                $ --              $1,658,015      $1,658,015
 2008
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
    a. Market value                                                --                  --              57,494,176      57,494,176
    b. Amortized cost                                              --                  --                      --              --
                                                                 ----                ----          --------------  --------------
                                        C. TOTAL RESERVES        $ --                $ --             $57,494,176     $57,494,176
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
    a. Subject to discretionary withdrawal                       $ --                $ --                    $ --            $ --
    b. With MVA adjustment                                         --                  --                      --              --
    c. @ BV without MV adjustment and with                         --                  --                      --              --
      surrender charge of 5% or more                               --                  --                      --              --
    d. @ Market value                                              --                  --              57,402,107      57,402,107
    e. @ BV without MV adjustment and with                         --                  --                      --              --
      surrender charge less than 5%                                --                  --                      --              --
                                                                 ----                ----          --------------  --------------
                                              F. SUBTOTAL        $ --                $ --            $ 57,402,107    $ 57,402,107
    g. Not subject to discretionary withdrawal                     --                  --                  92,070          92,070
                                                                 ----                ----          --------------  --------------
                                                 H. TOTAL        $ --                $ --             $57,494,177     $57,494,177
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2009                2008                2007
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $1,658,014          $3,572,439          $7,121,542
Transfer from Separate Accounts                                           (5,464,863)         (5,260,541)         (7,340,251)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                  (3,806,849)         (1,688,102)           (218,708)
Internal Exchanges & Other Separate Account Activity                            (672)             16,421             (18,445)
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations      $(3,807,521)        $(1,671,681)          $(237,153)
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $(19), $202 and $519 in 2009, 2008 and 2007, respectively, of which $498, $108 and $480 in 2009, 2008 and 2007, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,614 and $3,493 as of December 31, 2009 and 2008, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $9,705, $6,142 and $12,104 in 2009, 2008 and 2007,
respectively. Future minimum rental commitments are as follows:

2010                                                                       7,293
2011                                                                       5,752
2012                                                                       3,939
2013                                                                       2,778
2014                                                                       1,163
Thereafter                                                                   132
                                                                       ---------
Total                                                                    $21,057
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $5,283, $2,714 and $4,953 in 2009, 2008 and
2007, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During the first quarter of 2009, the Company received notification of the approval by the Joint Committee on Taxation of the results of the 2002 through 2003 examination. The IRS examination of 2004 through 2006 was concluded in the fourth quarter of 2009. As a result of the audit settlements, the Company recorded a current tax expense of $9 and a deferred tax benefit through surplus of $9. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $113, $112 and $99 related to the separate account DRD in the years ended December 31, 2009, 2008 and 2007, respectively. The 2009 benefit included a benefit of $16 related to true-ups of prior years' tax returns, the 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, and the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $11 and $8 related to separate account FTC in the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $2, $3 and $0 in 2009, 2008 and 2007 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $40,019 and $12,002 as of December 31, 2009 and 2008, respectively, of which $9,644 and $10,750, related to funding limited partnership investments and $30,375 and $1,251 related to a mortgage loan funding, respectively.

12. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result, 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

13. SALE OF AFFILIATE

On November 23, 2009, Hartford Life International, Ltd. ("HLINT"), entered into a Share Purchase Agreement with Icatu Holding, S.A. for the sale of all of HLINT's common registered shares and preferred registered shares in Icatu Hartford Seguros, S.A. ("IHS"), its Brazilian subsidiary. The transaction is expected to be executed during the second quarter of 2010.

14. RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED:

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
  Reclassification for SSAP 10R Adoption                             266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2009 Annual Statements, as filed:

                                            COST OF                                      CAPITAL AND           NET CASH FROM
                                          INVESTMENTS                                      PAID IN             FINANCING AND
                                          ACQUIRED --            NET CASH FROM          SURPLUS, LESS          MISCELLANEOUS
                                             STOCK                INVESTMENTS          TREASURY STOCK             SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
  Receipt of WRR                              (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)              $486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

15. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2009, through the financial statement issuance date of April 30, 2010. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 25, 2010, the IRS issued Notice 2010-29 -- Interim Guidance on the Adoption of AG43. The guidance raises a number of complex issues, and the Company is currently evaluating the impact to the financial statements. The ultimate result of the guidance is still uncertain, but could result in a material tax benefit.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(2)
       (b)    Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(1)
       (5)    Form of Application.(1)
       (6)    (a) Certificate of Incorporation of Hartford.(4)
              (b) Bylaws of Hartford.(4)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    (a) Form of Participation Agreement.(5)
              (b) Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(6)
              (c) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   (a) Consent of Deloitte & Touche LLP.
       (10)   (b) Independent Auditor's Consent
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80732, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564 filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-80732, dated May 1, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-119418, filed on September 17, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Actuary
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Richard Rubin                       Assistant Vice President
Peter F. Sannizzaro                 Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

* Denotes election to Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement File No. 333-148564, filed on May 3, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2010, there were 21,253 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                             POSITIONS AND OFFICES
NAME                                                            WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                Executive Vice President/Business Line Principal and Director
Diana Benken (1)                Chief Financial Officer and Controller/FINOP
Christopher S. Conner (2)       AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Kevin M. Connor (2)             Director
James Davey (1)                 Chairman of the Board and Director
John N. Giamalis (3)            Treasurer
Kathleen B. Kavanaugh (2)       Vice President/Marketing
Vernon Meyer (1)                Senior Vice President
Peter J. Michalik (1)           Vice President/Operations
Jamie Ohl (1)                   Chief Executive Officer, President and Director
Mark A. Sides (4)               Chief Legal Officer and Secretary
D. Keith Sloane (1)             Senior Vice President
Martin A. Swanson (1)           Vice President/Marketing
Diane Tatelman (1)              Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 7755 3rd Street North, Oakdale MN 55128

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All the accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of May, 2010.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT THREE
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       Chief Executive Officer and
       Chairman of the Board, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Gregory McGreevey, Executive Vice President and
 Chief Financial Officer, Director*                                *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Ernest M. McNeill, Jr., Chief Accounting Officer,                         Richard J. Wirth
 Senior Vice President*                                                   Attorney-in-Fact
John C. Walters, President, Chief Executive                        Date:  May 3, 2010
 Officer and Chairman of the Board, Director*

333-34998

                                 EXHIBIT INDEX

      (9)       Opinion and Consent of Richard J. Wirth, Assistant General
                Counsel.
     (10)  (a)  Consent of Deloitte & Touche LLP.
     (10)  (b)  Independent Auditor's Consent
     (99)       Copy of Power of Attorney.